UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Fundamental Equity Growth Funds

∎	CONCENTRATED GROWTH

∎	ENHANCED CORE EQUITY

∎	LARGE CAP CORE

∎	MID CAP GROWTH

∎	SMALL CAP GROWTH

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

∎	U.S. EQUITY ESG

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET AND ECONOMIC REVIEW

Fundamental Equity Growth Funds

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Growth Funds (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500® Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500® Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500® Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

1

MARKET AND ECONOMIC REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500® Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500® Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500® Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven,” the group of high-performing and influential companies that drove U.S. equity performance for much of 2023.

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500® Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

Fund Changes and Highlights

Goldman Sachs Concentrated Growth Fund

•	Effective February 16, 2024, the Board of Trustees of the Goldman Sachs Trust (“Board”) approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Fund (the “Acquired Fund”) with and into the Goldman Sachs Enhanced Core Equity Fund (the “Surviving Fund” and together, the “Funds”).

•	The reorganization was recommended by the Funds’ investment adviser, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) because it believes that the reorganization: (i) would rationalize Funds that have the same investment objectives and similar investment strategies (albeit with some notable differences); (ii) may provide enhanced opportunities to realize greater efficiencies in the form of lower total operating expenses over time; and (iii) would enable the combined Fund to be better positioned for asset growth.

2

MARKET AND ECONOMIC REVIEW

•	The reorganization is expected to close on or about April 26, 2024, or on such other date as the parties to the reorganization shall agree.

•	As of the close of business on February 26, 2024, the Acquired Fund may depart from its stated investment objectives and policies as it prepares to reorganize with and into the Surviving Fund.

•	After the close of business on March 22, 2024, the Acquired Fund will close to new shareholders. Existing shareholders of the Acquired Fund as of the close of business on March 22, 2024 may continue to purchase shares of, or exchange into, the Acquired Fund. Additionally, existing shareholders of the Acquired Fund as of the close of business on March 22, 2024 may continue to reinvest dividends and distributions, if any.

•	Between February 16, 2024 and the effective time of the reorganization, the Investment Adviser has agreed to waive the management fees it receives from the Acquired Fund.

Goldman Sachs Flexible Cap Fund

•	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.

•	This change did not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings.

Goldman Sachs Small Cap Growth Fund

•	Effective February 22, 2024, the Fund’s principal strategy changed such that the Fund now invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers.

•	Small-cap issuers are companies with relatively small market capitalizations.

•	As of December 31, 2023, small-cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions.

•	The Fund may also invest in securities outside of the then-existing small-cap issuer capitalization range at the time of investment.

•	The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth.

•	Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

•	The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Goldman Sachs Small/Mid Cap Growth Fund

•	The Fund posted double-digit positive absolute returns that significantly outperformed its benchmark, the Russell 2500® Growth Index, during the Reporting Period.

•	At a macro level, catalysts for the Fund’s performance during the Reporting Period included high return dispersion, a measure of the range of returns for a group of stocks, as well as strong performance by profitable stocks, which created a favorable backdrop to the Fund’s quality-oriented growth approach.

•	More specifically, stock selection overall contributed most positively to the Fund’s performance during the Reporting Period, especially in the consumer discretionary, consumer staples and industrials sectors. Only partially offsetting these positive contributors was stock selection in the health care and information technology sectors, which detracted.

•	Sector allocation decisions as a whole added value to the Fund’s relative results during the Reporting Period.

•	Having an underweighted allocation to energy, which was the weakest sector in the Russell 2500® Growth Index during the Reporting Period, especially boosted relative results.

3

MARKET AND ECONOMIC REVIEW

•	Having a position in cash, though modest, during a Reporting Period when the Russell 2500® Growth Index rallied, dampened relative results.

•	From an industry perspective, stock selection in the hotels, restaurants & leisure industry helped most within the consumer discretionary sector. In consumer staples, stock selection in the personal care products and beverages industries proved most beneficial. In industrials, stock selection in the electrical equipment industry was particularly effective.

•	Among individual holdings, overweight positions in restaurant operator and franchiser Wingstop, data analytics and search company Elastic and cosmetics and skin care products provider e.l.f. Beauty contributed most positively during the Reporting Period. Those individual holdings that detracted most included an underweight position in high performance server and storage solutions developer Super Micro Computer and overweight positions in molecular diagnostics company Exact Sciences and semiconductor manufacturer Allegro MicroSystems.

Goldman Sachs Technology Opportunities Fund

•	The Fund posted double-digit positive absolute returns that significantly outperformed its benchmark, the NASDAQ Composite Total Return Index, during the Reporting Period.

•	Stock selection overall contributed most positively to the Fund’s performance during the Reporting Period, especially in the information technology and consumer discretionary sectors. This was only partially offset by stock selection in the communication services sector, which detracted.

•	Sector allocation decisions as a whole boosted the Fund’s relative results during the Reporting Period.

•	Having an overweighted allocation to information technology relative to the NASDAQ Composite Total Return Index, buoyed results most.

•	Having an overweighted allocation to real estate, which lagged the NASDAQ Composite Total Return Index during the Reporting Period, dampened results.

•	Among individual holdings, an underweight position in information technology giant Apple, an overweight position in semiconductor company Advanced Micro Devices and an out-of-benchmark position in customer relationship management cloud-based software company Salesforce contributed most positively during the Reporting Period. Those individual holdings that detracted most included overweight positions in Google parent company Alphabet (Class C) and digital payments platform PayPal Holdings and an out-of-benchmark position in database management company Oracle. We sold the Fund’s position in PayPal Holdings by the end of the Reporting Period.

4

FUND BASICS

Concentrated Growth Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV1)	Russell 1000® Growth Index[2]

Class A	16.41%	18.20%

Class C	15.98	18.20

Institutional	16.59	18.20

Investor	16.54	18.20

Class R6	16.64	18.20

Class P	16.59	18.20

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	10.6%	Software

NVIDIA Corp.	7.8	Semiconductors & Semiconductor Equipment

Apple, Inc.	7.3	Technology Hardware, Storage & Peripherals

Amazon.com, Inc.	5.7	Broadline Retail

Meta Platforms, Inc., Class A	5.4	Interactive Media & Services

Eli Lilly & Co.	4.5	Pharmaceuticals

Mastercard, Inc., Class A	4.3	IT Services

Marvell Technology, Inc.	3.0	Semiconductors & Semiconductor Equipment

Salesforce, Inc.	2.9	Software

Accenture PLC, Class A	2.8	IT Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Enhanced Core Equity Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]

Class A	13.64%	13.93%

Class C	13.26	13.93

Institutional	13.91	13.93

Investor	13.82	13.93

Class R6	13.89	13.93

Class R	13.59	13.93

Class P	13.88	13.93

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.6%	Information Technology

Apple, Inc.	5.7	Information Technology

NVIDIA Corp.	4.0	Information Technology

Amazon.com, Inc.	3.2	Consumer Discretionary

Alphabet, Inc., Class A	2.2	Communication Services

Meta Platforms, Inc., Class A	2.0	Communication Services

Alphabet, Inc., Class C	1.9	Communication Services

JPMorgan Chase & Co.	1.8	Financials

Visa, Inc., Class A	1.5	Financials

Procter & Gamble Co. (The)	1.5	Consumer Staples

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Large Cap Core Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]

Class A	12.99%	14.03%

Class C	12.53	14.03

Institutional	13.18	14.03

Service	12.89	14.03

Investor	13.15	14.03

Class R6	13.15	14.03

Class R	12.82	14.03

Class P	13.19	14.03

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.7%	Information Technology

Apple, Inc.	5.2	Information Technology

Amazon.com, Inc.	3.2	Consumer Discretionary

NVIDIA Corp.	2.9	Information Technology

Alphabet, Inc., Class A	2.1	Communication Services

JPMorgan Chase & Co.	1.9	Financials

Alphabet, Inc., Class C	1.8	Communication Services

Danaher Corp.	1.6	Health Care

Procter & Gamble Co. (The)	1.5	Consumer Staples

Accenture PLC, Class A	1.3	Information Technology

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Mid Cap Growth Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]

Class A	12.82%	16.53%

Class C	12.42	16.53

Institutional	12.97	16.53

Service	12.74	16.53

Investor	12.94	16.53

Class R6	13.06	16.53

Class R	12.62	16.53

Class P	12.99	16.53

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Crowdstrike Holdings, Inc., Class A	2.9%	Software

Ross Stores, Inc.	2.8	Specialty Retail

Rockwell Automation, Inc.	2.6	Electrical Equipment

Cencora, Inc.	2.4	Health Care Providers & Services

Trade Desk, Inc. (The), Class A	2.2	Media

MSCI, Inc.	2.1	Capital Markets

Amphenol Corp., Class A	2.1	Electronic Equipment, Instruments & Components

Old Dominion Freight Line, Inc.	2.0	Road & Rail

Trane Technologies PLC	2.0	Building Products

IDEXX Laboratories, Inc.	2.0	Health Care Equipment & Supplies

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Small Cap Growth Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 2000® Growth Index[2]

Class A	13.07%	10.21%

Class C	12.68	10.21

Institutional	13.23	10.21

Investor	13.19	10.21

Class R6	13.22	10.21

Class P	13.23	10.21

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

AAON, Inc.	2.4%	Industrials

SPX Technologies, Inc.	2.2	Industrials

Watts Water Technologies, Inc., Class A	2.2	Industrials

Badger Meter, Inc.	2.0	Information Technology

RBC Bearings, Inc.	2.0	Industrials

Federal Signal Corp.	1.9	Industrials

Moog, Inc., Class A	1.9	Industrials

elf Beauty, Inc.	1.8	Consumer Staples

Ashland, Inc.	1.8	Materials

Varonis Systems, Inc.	1.7	Information Technology

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Small/Mid Cap Growth Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]

Class A	15.96%	11.80%

Class C	15.59	11.80

Institutional	16.14	11.80

Service	15.88	11.80

Investor	16.14	11.80

Class R6	16.12	11.80

Class R	15.78	11.80

Class P	16.16	11.80

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Deckers Outdoor Corp.	2.5%	Consumer Discretionary

elf Beauty, Inc.	2.1	Consumer Staples

Lincoln Electric Holdings, Inc.	2.0	Industrials

Kinsale Capital Group, Inc.	2.0	Financials

EMCOR Group, Inc.	2.0	Industrials

Wingstop, Inc.	1.8	Consumer Discretionary

Tetra Tech, Inc.	1.7	Industrials

Pure Storage, Inc., Class A	1.7	Information Technology

Novanta, Inc.	1.7	Information Technology

Celsius Holdings, Inc.	1.7	Consumer Staples

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

16

FUND BASICS

Strategic Growth Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]

Class A	14.26%	18.20%

Class C	13.72	18.20

Institutional	14.41	18.20

Service	14.15	18.20

Investor	14.25	18.20

Class R6	14.36	18.20

Class R	13.94	18.20

Class P	14.38	18.20

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	12.5%	Information Technology

Apple, Inc.	10.8	Information Technology

Amazon.com, Inc.	6.8	Consumer Discretionary

NVIDIA Corp.	6.8	Information Technology

Alphabet, Inc., Class A	4.9	Communication Services

Eli Lilly & Co.	3.5	Health Care

Mastercard, Inc., Class A	3.5	Information Technology

Alphabet, Inc., Class C	2.5	Communication Services

Advanced Micro Devices, Inc.	2.2	Information Technology

Salesforce, Inc.	2.0	Information Technology

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

17

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

FUND BASICS

Technology Opportunities Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]

Class A	22.22%	15.09%

Class C	21.82	15.09

Institutional	22.35	15.09

Service	22.07	15.09

Investor	22.36	15.09

Class R6	22.36	15.09

Class P	22.41	15.09

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	10.2%	Software

Alphabet, Inc., Class C	7.9	Interactive Media & Services

Amazon.com, Inc.	7.5	Broadline Retail

NVIDIA Corp.	6.9	Semiconductors & Semiconductor Equipment

Advanced Micro Devices, Inc.	3.9	Semiconductors & Semiconductor Equipment

Marvell Technology, Inc.	3.7	Semiconductors & Semiconductor Equipment

Salesforce, Inc.	3.5	Software

Equinix, Inc. REIT	3.2	Equity Real Estate Investment Trusts (REITs)

KLA Corp.	3.1	Semiconductors & Semiconductor Equipment

Accenture PLC, Class A	2.8	IT Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

19

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

20

FUND BASICS

U.S. Equity ESG Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]

Class A	10.82%	13.93%

Class C	10.46	13.93

Institutional	11.08	13.93

Investor	10.94	13.93

Class R6	11.08	13.93

Class R	10.70	13.93

Class P	11.09	13.93

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	9.5%	Software

Apple, Inc.	5.4	Technology Hardware, Storage & Peripherals

Alphabet, Inc., Class A	5.1	Interactive Media & Services

NVIDIA Corp.	3.9	Semiconductors & Semiconductor Equipment

JPMorgan Chase & Co.	3.9	Banks

Eli Lilly & Co.	3.1	Pharmaceuticals

Procter & Gamble Co. (The)	3.1	Household Products

McDonald’s Corp.	2.9	Hotels, Restaurants & Leisure

Cisco Systems, Inc.	2.6	Communications Equipment

Accenture PLC, Class A	2.5	IT Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

21

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

22

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%

Biotechnology – 1.3%
7,666	Alnylam Pharmaceuticals, Inc.*	$1,158,256
3,517	Argenx SE ADR (Netherlands)*	1,336,495

		2,494,751

Broadline Retail – 5.7%
60,051	Amazon.com, Inc.*	10,614,615

Capital Markets – 2.7%
35,811	Charles Schwab Corp. (The)	2,391,459
4,520	MSCI, Inc.	2,535,584

		4,927,043

Chemicals – 3.5%
5,941	Linde PLC	2,666,440
11,504	Sherwin-Williams Co. (The)	3,819,673

		6,486,113

Commercial Services & Supplies – 1.5%
16,263	Waste Connections, Inc.	2,706,814

Electrical Equipment – 1.1%
7,430	Rockwell Automation, Inc.	2,118,144

Financial Services – 4.3%
16,813	Mastercard, Inc., Class A	7,982,140

Ground Transportation – 1.3%
5,457	Old Dominion Freight Line, Inc.	2,414,613

Health Care Equipment & Supplies – 4.4%
48,995	Boston Scientific Corp.*	3,243,959
12,680	Insulet Corp.*	2,079,520
7,372	Intuitive Surgical, Inc.*	2,842,643

		8,166,122

Hotels, Restaurants & Leisure – 1.2%
7,373	McDonald’s Corp.	2,154,980

Interactive Media & Services – 10.9%
34,082	Alphabet, Inc., Class A*	4,718,994
25,739	Alphabet, Inc., Class C*	3,597,797
20,566	Meta Platforms, Inc., Class A	10,080,014
159,427	Snap, Inc., Class A*	1,756,885

		20,153,690

IT Services – 4.4%
13,764	Accenture PLC, Class A	5,158,472
15,311	Snowflake, Inc., Class A*	2,882,755

		8,041,227

Oil, Gas & Consumable Fuels – 1.4%
17,076	Cheniere Energy, Inc.	2,650,195

Personal Care Products – 1.2%
14,770	Estee Lauder Cos., Inc. (The), Class A	2,194,527

Pharmaceuticals – 6.1%
46,295	AstraZeneca PLC ADR (United Kingdom)	2,970,287
11,156	Eli Lilly & Co.	8,408,054

		11,378,341

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – 1.3%
27,660	CoStar Group, Inc.*	$2,407,250

Semiconductors & Semiconductor Equipment – 13.4%
12,234	Enphase Energy, Inc.*	1,553,840
78,454	Marvell Technology, Inc.	5,622,014
18,230	NVIDIA Corp.	14,422,118
19,524	Texas Instruments, Inc.	3,266,951

		24,864,923

Software – 16.2%
7,450	Intuit, Inc.	4,938,531
47,591	Microsoft Corp.	19,685,541
17,316	Salesforce, Inc.*	5,347,527

		29,971,599

Specialized REITs – 1.5%
14,230	American Tower Corp. REIT	2,829,778

Specialty Retail – 3.8%
14,561	Lowe’s Cos., Inc.	3,504,396
23,456	Ross Stores, Inc.	3,494,006

		6,998,402

Technology Hardware, Storage & Peripherals – 7.3%
74,399	Apple, Inc.	13,447,619

Textiles, Apparel & Luxury Goods – 2.5%
5,393	Lululemon Athletica, Inc.*	2,519,016
21,007	NIKE, Inc., Class B	2,183,258

		4,702,274

TOTAL COMMON STOCKS (Cost $85,703,592)		179,705,160

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,319,672	5.219%	2,319,672
(Cost $2,319,672)

TOTAL INVESTMENTS – 98.3% (Cost $88,023,264)		$182,024,832

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		3,184,418

NET ASSETS – 100.0%		$185,209,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Air Freight & Logistics – 0.8%
7,695	United Parcel Service, Inc., Class B	$1,140,861

Automobile Components – 0.7%
12,623	Aptiv PLC*	1,003,402

Automobiles – 1.3%
23,192	General Motors Co.	950,408
4,942	Tesla, Inc.*	997,691

		1,948,099

Banks – 4.4%
48,974	Bank of America Corp.	1,690,583
10,773	East West Bancorp, Inc.	784,921
62,554	Huntington Bancshares, Inc.	815,704
14,421	JPMorgan Chase & Co.	2,683,171
3,979	M&T Bank Corp.	556,025

		6,530,404

Beverages – 1.1%
9,858	Coca-Cola Europacific Partners PLC (United Kingdom)	676,554
3,878	Constellation Brands, Inc., Class A	963,761

		1,640,315

Biotechnology – 2.3%
2,517	AbbVie, Inc.	443,118
4,804	Amgen, Inc.	1,315,479
3,834	Biogen, Inc.*	831,940
2,930	BioMarin Pharmaceutical, Inc.*	252,801
4,016	Neurocrine Biosciences, Inc.*	523,686

		3,367,024

Broadline Retail – 3.2%
26,690	Amazon.com, Inc.*	4,717,724

Building Products – 1.0%
5,904	Allegion PLC	754,945
3,984	Builders FirstSource, Inc.*	777,597

		1,532,542

Capital Markets – 1.1%
1,128	MSCI, Inc.	632,774
16,942	Nasdaq, Inc.	952,140

		1,584,914

Chemicals – 2.3%
6,544	Celanese Corp.	994,492
3,463	Linde PLC	1,554,264
2,479	Sherwin-Williams Co. (The)	823,102

		3,371,858

Consumer Finance – 0.9%
5,872	American Express Co.	1,288,434

Consumer Staples Distribution & Retail – 0.6%
7,325	Performance Food Group Co.*	562,340
6,510	Walmart, Inc.	381,551

		943,891

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – 0.7%
4,588	Avery Dennison Corp.	$993,440

Diversified Telecommunication Services – 0.9%
78,642	AT&T, Inc.	1,331,409

Electric Utilities – 1.3%
27,083	FirstEnergy Corp.	991,509
17,890	Xcel Energy, Inc.	942,624

		1,934,133

Electrical Equipment – 0.4%
1,900	Rockwell Automation, Inc.	541,652

Electronic Equipment, Instruments & Components – 1.1%
2,663	CDW Corp.	655,657
6,681	Keysight Technologies, Inc.*	1,030,878

		1,686,535

Entertainment – 0.5%
5,860	Electronic Arts, Inc.	817,353

Financial Services – 4.5%
3,977	Berkshire Hathaway, Inc., Class B*	1,628,184
16,332	Fidelity National Information Services, Inc.	1,130,011
8,099	Fiserv, Inc.*	1,208,938
973	Mastercard, Inc., Class A	461,941
8,016	Visa, Inc., Class A	2,265,642

		6,694,716

Food Products – 0.6%
13,777	McCormick & Co., Inc.	948,684

Ground Transportation – 1.0%
1,595	Old Dominion Freight Line, Inc.	705,756
1,266	Saia, Inc.*	728,456

		1,434,212

Health Care Equipment & Supplies – 1.3%
2,892	Align Technology, Inc.*	874,598
1,528	Cooper Cos., Inc. (The)	143,021
7,402	Zimmer Biomet Holdings, Inc.	920,513

		1,938,132

Health Care Providers & Services – 2.7%
3,913	Cencora, Inc.	921,903
16,182	CVS Health Corp.	1,203,455
2,749	Humana, Inc.	963,030
1,931	UnitedHealth Group, Inc.	953,141

		4,041,529

Health Care REITs – 0.3%
9,961	Ventas, Inc. REIT	421,251

Hotels, Restaurants & Leisure – 2.0%
1,438	Domino’s Pizza, Inc.	644,727
4,550	Expedia Group, Inc.*	622,531
3,757	McDonald’s Corp.	1,098,096
5,007	Yum! Brands, Inc.	693,069

		3,058,423

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Household Durables – 0.6%
5,924	Lennar Corp., Class A	$939,013

Household Products – 2.2%
12,670	Colgate-Palmolive Co.	1,096,209
13,561	Procter & Gamble Co. (The)	2,155,385

		3,251,594

Industrial Conglomerates – 0.7%
6,816	General Electric Co.	1,069,362

Insurance – 3.8%
6,110	Allstate Corp. (The)	974,667
7,392	American Financial Group, Inc.	943,737
7,841	Arch Capital Group Ltd.*	686,793
7,287	Globe Life, Inc.	924,939
6,092	Marsh & McLennan Cos., Inc.	1,232,229
17,723	Unum Group	876,402

		5,638,767

Interactive Media & Services – 6.3%
23,209	Alphabet, Inc., Class A*	3,213,518
19,693	Alphabet, Inc., Class C*	2,752,688
14,468	Match Group, Inc.*	521,427
5,925	Meta Platforms, Inc., Class A	2,904,020

		9,391,653

IT Services – 0.9%
3,617	Accenture PLC, Class A	1,355,579

Life Sciences Tools & Services – 2.3%
4,661	Agilent Technologies, Inc.	640,235
5,716	Danaher Corp.	1,446,948
780	Mettler-Toledo International, Inc.*	972,832
1,158	West Pharmaceutical Services, Inc.	414,981

		3,474,996

Machinery – 3.9%
4,257	Caterpillar, Inc.	1,421,668
3,722	Cummins, Inc.	999,766
7,507	Fortive Corp.	639,071
3,903	Illinois Tool Works, Inc.	1,023,171
3,871	ITT, Inc.	488,288
9,788	Stanley Black & Decker, Inc.	873,971
2,634	Xylem, Inc.	334,650

		5,780,585

Metals & Mining – 0.6%
6,438	Steel Dynamics, Inc.	861,533

Multi-Utilities – 1.3%
34,315	NiSource, Inc.	894,249
12,914	WEC Energy Group, Inc.	1,013,620

		1,907,869

Office REITs – 0.3%
3,237	Alexandria Real Estate Equities, Inc. REIT	403,751

Oil, Gas & Consumable Fuels – 4.1%
9,265	Chesapeake Energy Corp.	766,957
5,966	Chevron Corp.	906,892

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
13,990	Exxon Mobil Corp.	$1,462,235
13,723	HF Sinclair Corp.	761,626
41,453	Marathon Oil Corp.	1,005,235
6,805	Marathon Petroleum Corp.	1,151,610

		6,054,555

Personal Care Products – 0.7%
52,222	Kenvue, Inc.	992,218

Pharmaceuticals – 3.4%
8,592	AstraZeneca PLC ADR (United Kingdom)	551,263
24,472	Bristol-Myers Squibb Co.	1,241,954
2,755	Eli Lilly & Co.	2,076,388
4,637	Johnson & Johnson	748,319
3,497	Merck & Co., Inc.	444,644

		5,062,568

Residential REITs – 0.6%
5,388	AvalonBay Communities, Inc. REIT	953,838

Semiconductors & Semiconductor Equipment – 8.4%
865	Advanced Micro Devices, Inc.*	166,538
7,437	Applied Materials, Inc.	1,499,448
735	Broadcom, Inc.	955,860
6,852	Enphase Energy, Inc.*	870,273
1,513	KLA Corp.	1,032,320
8,317	Marvell Technology, Inc.	595,996
7,783	MKS Instruments, Inc.	955,441
7,527	NVIDIA Corp.	5,954,760
3,065	Texas Instruments, Inc.	512,867

		12,543,503

Software – 12.1%
14,508	AppLovin Corp., Class A*	866,418
8,046	Dynatrace, Inc.*	398,679
355	Fair Isaac Corp.*	450,818
1,814	Intuit, Inc.	1,202,483
27,268	Microsoft Corp.	11,279,136
7,988	Oracle Corp.	892,100
2,598	Palo Alto Networks, Inc.*	806,809
5,620	Salesforce, Inc.*	1,735,568
1,199	Workday, Inc., Class A*	353,297

		17,985,308

Specialized REITs – 0.6%
4,611	American Tower Corp. REIT	916,943

Specialty Retail – 2.2%
1,687	Home Depot, Inc. (The)	642,089
5,377	Lowe’s Cos., Inc.	1,294,083
4,731	Ross Stores, Inc.	704,730
1,213	Ulta Beauty, Inc.*	665,403

		3,306,305

Technology Hardware, Storage & Peripherals – 6.3%
46,865	Apple, Inc.	8,470,849
9,447	Dell Technologies, Inc., Class C	894,253

		9,365,102

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – 0.6%
9,028	NIKE, Inc., Class B	$938,280

Trading Companies & Distributors – 0.5%
9,524	Fastenal Co.	695,347

TOTAL COMMON STOCKS (Cost $119,196,264)		147,799,606

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
826,031	5.219%	826,031
(Cost $826,031)

TOTAL INVESTMENTS – 100.0% (Cost $120,022,295)		$148,625,637

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(35,106)

NET ASSETS – 100.0%		$148,590,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 0.4%
10,779	L3Harris Technologies, Inc.	$2,281,483
7,279	Northrop Grumman Corp.	3,355,765

		5,637,248

Air Freight & Logistics – 0.5%
41,645	United Parcel Service, Inc., Class B	6,174,288

Automobile Components – 0.2%
20,445	Aptiv PLC*	1,625,173
57,915	Mobileye Global, Inc., Class A (Israel)*	1,475,095

		3,100,268

Automobiles – 1.4%
296,894	General Motors Co.	12,166,716
34,878	Tesla, Inc.*	7,041,171

		19,207,887

Banks – 3.9%
379,367	Bank of America Corp.	13,095,749
49,841	East West Bancorp, Inc.	3,631,415
239,746	Huntington Bancshares, Inc.	3,126,288
137,512	JPMorgan Chase & Co.	25,585,483
27,551	M&T Bank Corp.	3,849,977
35,820	Pinnacle Financial Partners, Inc.	2,963,030

		52,251,942

Beverages – 1.0%
76,607	Coca-Cola Europacific Partners PLC (United Kingdom)	5,257,539
32,012	Constellation Brands, Inc., Class A	7,955,622

		13,213,161

Biotechnology – 1.7%
6,637	Alnylam Pharmaceuticals, Inc.*	1,002,785
15,794	Amgen, Inc.	4,324,871
3,905	Argenx SE ADR (Netherlands)*	1,483,939
35,188	Biogen, Inc.*	7,635,444
25,818	BioMarin Pharmaceutical, Inc.*	2,227,577
43,528	Exact Sciences Corp.*	2,504,166
40,903	Gilead Sciences, Inc.	2,949,106

		22,127,888

Broadline Retail – 3.2%
238,879	Amazon.com, Inc.*	42,224,252

Building Products – 0.4%
10,981	Builders FirstSource, Inc.*	2,143,272
11,861	Trane Technologies PLC	3,344,446

		5,487,718

Capital Markets – 2.2%
5,671	BlackRock, Inc.	4,601,109
18,862	Blackstone, Inc.	2,410,941
98,340	Charles Schwab Corp. (The)	6,567,145
79,245	KKR & Co., Inc.	7,786,614
4,868	MSCI, Inc.	2,730,802
8,958	S&P Global, Inc.	3,837,428
12,369	Tradeweb Markets, Inc., Class A	1,308,887

		29,242,926

Shares	Description	Value

Common Stocks – (continued)

Chemicals – 2.5%
16,954	Ashland, Inc.	$1,587,573
15,447	Celanese Corp.	2,347,481
35,266	Linde PLC	15,828,086
42,746	Sherwin-Williams Co. (The)	14,192,954

		33,956,094

Commercial Services & Supplies – 0.2%
15,453	Waste Connections, Inc.	2,571,997

Communications Equipment – 1.1%
11,865	Arista Networks, Inc.*	3,293,012
148,749	Cisco Systems, Inc.	7,194,989
11,967	Motorola Solutions, Inc.	3,953,777

		14,441,778

Construction Materials – 0.6%
13,431	Martin Marietta Materials, Inc.	7,759,223

Consumer Finance – 0.8%
49,846	American Express Co.	10,937,209

Consumer Staples Distribution & Retail – 0.4%
16,639	Dollar Tree, Inc.*	2,440,608
42,729	Walmart, Inc.	2,504,347

		4,944,955

Containers & Packaging – 0.8%
10,473	Avery Dennison Corp.	2,267,718
140,291	Ball Corp.	8,981,430

		11,249,148

Diversified Telecommunication Services – 1.3%
988,154	AT&T, Inc.	16,729,447

Electric Utilities – 1.9%
150,503	Eversource Energy	8,834,526
58,729	Exelon Corp.	2,104,847
152,020	FirstEnergy Corp.	5,565,452
103,483	NextEra Energy, Inc.	5,711,227
48,839	Xcel Energy, Inc.	2,573,327

		24,789,379

Electrical Equipment – 2.0%
14,726	AMETEK, Inc.	2,653,331
41,732	Eaton Corp. PLC	12,060,548
43,803	Rockwell Automation, Inc.	12,487,359

		27,201,238

Electronic Equipment, Instruments & Components – 0.4%
12,453	CDW Corp.	3,066,053
14,141	Keysight Technologies, Inc.*	2,181,956

		5,248,009

Energy Equipment & Services – 0.2%
50,678	Schlumberger NV	2,449,268

Entertainment – 1.0%
16,067	Electronic Arts, Inc.	2,241,025
41,944	Live Nation Entertainment, Inc.*	4,067,729
5,785	Netflix, Inc.*	3,487,893
8,032	Spotify Technology SA*	2,059,485
18,076	Walt Disney Co. (The)	2,016,920

		13,873,052

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financial Services – 2.8%
34,269	Berkshire Hathaway, Inc., Class B*	$14,029,729
41,122	Fiserv, Inc.*	6,138,281
30,424	Mr Cooper Group, Inc.*	2,168,623
51,844	Visa, Inc., Class A	14,653,188

		36,989,821

Food Products – 1.3%
144,760	McCormick & Co., Inc.	9,968,173
98,012	Mondelez International, Inc., Class A	7,161,737

		17,129,910

Ground Transportation – 1.4%
39,452	Norfolk Southern Corp.	9,996,348
7,828	Old Dominion Freight Line, Inc.	3,463,733
58,449	Uber Technologies, Inc.*	4,646,696

		18,106,777

Health Care Equipment & Supplies – 3.7%
31,868	Align Technology, Inc.*	9,637,520
183,360	Boston Scientific Corp.*	12,140,266
26,824	Cooper Cos., Inc. (The)	2,510,726
19,285	Dexcom, Inc.*	2,219,125
22,992	Insulet Corp.*	3,770,688
12,647	Intuitive Surgical, Inc.*	4,876,683
111,524	Zimmer Biomet Holdings, Inc.	13,869,125

		49,024,133

Health Care Providers & Services – 1.8%
177,521	CVS Health Corp.	13,202,237
16,947	Humana, Inc.	5,936,873
10,837	UnitedHealth Group, Inc.	5,349,143

		24,488,253

Hotels, Restaurants & Leisure – 2.4%
22,186	Domino’s Pizza, Inc.	9,947,093
18,473	DoorDash, Inc., Class A*	2,301,182
36,324	DraftKings, Inc., Class A*	1,573,556
48,506	Las Vegas Sands Corp.	2,644,547
35,526	McDonald’s Corp.	10,383,539
22,500	Royal Caribbean Cruises Ltd.*	2,775,375
18,856	Yum! Brands, Inc.	2,610,048

		32,235,340

Household Products – 2.7%
182,106	Colgate-Palmolive Co.	15,755,811
129,096	Procter & Gamble Co. (The)	20,518,518

		36,274,329

Industrial Conglomerates – 1.5%
45,555	General Electric Co.	7,147,124
62,130	Honeywell International, Inc.	12,347,095

		19,494,219

Industrial REITs – 0.1%
78,400	Americold Realty Trust, Inc. REIT	1,983,520

Insurance – 1.3%
15,584	Allstate Corp. (The)	2,485,960
21,609	Arch Capital Group Ltd.*	1,892,732

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
12,408	Chubb Ltd.	$3,122,722
16,369	Globe Life, Inc.	2,077,717
21,096	Marsh & McLennan Cos., Inc.	4,267,088
13,238	Progressive Corp. (The)	2,509,395
30,700	Unum Group	1,518,115

		17,873,729

Interactive Media & Services – 5.6%
204,667	Alphabet, Inc., Class A*	28,338,193
171,831	Alphabet, Inc., Class C*	24,018,537
32,392	Meta Platforms, Inc., Class A	15,876,291
623,484	Snap, Inc., Class A*	6,870,794

		75,103,815

IT Services – 2.6%
47,323	Accenture PLC, Class A	17,735,714
66,168	International Business Machines Corp.	12,243,065
25,200	Shopify, Inc., Class A (Canada)*	1,924,524
19,267	Snowflake, Inc., Class A*	3,627,591

		35,530,894

Life Sciences Tools & Services – 2.7%
81,827	Danaher Corp.	20,713,687
17,047	Illumina, Inc.*	2,383,682
7,486	Mettler-Toledo International, Inc.*	9,336,689
9,189	West Pharmaceutical Services, Inc.	3,292,970

		35,727,028

Machinery – 2.8%
42,396	Caterpillar, Inc.	14,158,568
61,250	Illinois Tool Works, Inc.	16,056,687
54,547	Stanley Black & Decker, Inc.	4,870,502
14,303	Xylem, Inc.	1,817,196

		36,902,953

Media – 0.2%
30,508	Omnicom Group, Inc.	2,696,602

Metals & Mining – 1.0%
55,719	Freeport-McMoRan, Inc.	2,106,736
85,587	Steel Dynamics, Inc.	11,453,252

		13,559,988

Multi-Utilities – 0.4%
81,843	CMS Energy Corp.	4,695,333

Office REITs – 0.4%
39,561	Alexandria Real Estate Equities, Inc. REIT	4,934,443

Oil, Gas & Consumable Fuels – 4.5%
9,726	Cheniere Energy, Inc.	1,509,475
82,647	Chesapeake Energy Corp.	6,841,519
89,092	Chevron Corp.	13,542,875
10,980	ConocoPhillips	1,235,689
43,978	Diamondback Energy, Inc.	8,026,865
15,797	DT Midstream, Inc.	910,381
73,935	Exxon Mobil Corp.	7,727,686
9,984	Hess Corp.	1,455,168

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
13,436	HF Sinclair Corp.	$745,698
105,656	Marathon Oil Corp.	2,562,158
13,760	Marathon Petroleum Corp.	2,328,605
13,442	Pioneer Natural Resources Co.	3,161,424
108,556	Targa Resources Corp.	10,664,541

		60,712,084

Passenger Airlines – 0.1%
32,815	United Airlines Holdings, Inc.*	1,492,754

Personal Care Products – 0.2%
139,932	Kenvue, Inc.	2,658,708

Pharmaceuticals – 2.8%
38,609	AstraZeneca PLC ADR (United Kingdom)	2,477,154
258,404	Bristol-Myers Squibb Co.	13,114,003
19,318	Eli Lilly & Co.	14,559,590
21,252	Intra-Cellular Therapies, Inc.*	1,477,439
27,722	Zoetis, Inc.	5,498,104

		37,126,290

Professional Services – 0.1%
5,614	Equifax, Inc.	1,535,934
2,495	Verisk Analytics, Inc.	603,540

		2,139,474

Real Estate Management & Development – 0.9%
132,892	CoStar Group, Inc.*	11,565,591

Residential REITs – 0.4%
13,568	AvalonBay Communities, Inc. REIT	2,401,943
35,925	Equity LifeStyle Properties, Inc. REIT	2,418,471

		4,820,414

Semiconductors & Semiconductor Equipment – 8.0%
54,148	Advanced Micro Devices, Inc.*	10,425,114
28,157	Applied Materials, Inc.	5,677,014
12,863	Enphase Energy, Inc.*	1,633,730
12,781	KLA Corp.	8,720,476
235,033	Marvell Technology, Inc.	16,842,465
118,189	Micron Technology, Inc.	10,709,105
48,763	NVIDIA Corp.	38,577,385
81,072	Texas Instruments, Inc.	13,565,778

		106,151,067

Software – 9.6%
10,830	Adobe, Inc.*	6,067,832
9,501	Cadence Design Systems, Inc.*	2,891,914
20,442	Dynatrace, Inc.*	1,012,901
4,916	HubSpot, Inc.*	3,042,070
214,658	Microsoft Corp.	88,791,135
39,788	Oracle Corp.	4,443,524
12,414	Palo Alto Networks, Inc.*	3,855,168
30,305	Salesforce, Inc.*	9,358,790
52,879	Samsara, Inc., Class A*	1,826,970
12,797	Workday, Inc., Class A*	3,770,764
15,137	Zscaler, Inc.*	3,662,700

		128,723,768

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 0.8%
16,534	American Tower Corp. REIT	$3,287,951
2,507	Equinix, Inc. REIT	2,228,272
18,763	Extra Space Storage, Inc. REIT	2,645,020
93,021	VICI Properties, Inc. REIT	2,784,119

		10,945,362

Specialty Retail – 1.9%
5,383	Home Depot, Inc. (The)	2,048,824
21,673	Lowe’s Cos., Inc.	5,216,041
20,244	RH*	5,554,954
67,185	Ross Stores, Inc.	10,007,877
5,408	Ulta Beauty, Inc.*	2,966,612

		25,794,308

Technology Hardware, Storage & Peripherals – 6.2%
385,840	Apple, Inc.	69,740,580
130,412	Dell Technologies, Inc., Class C	12,344,800

		82,085,380

Textiles, Apparel & Luxury Goods – 0.8%
12,587	Lululemon Athletica, Inc.*	5,879,262
44,622	NIKE, Inc., Class B	4,637,564

		10,516,826

TOTAL INVESTMENTS – 99.1% (Cost $804,055,976)		$1,322,301,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		11,966,576

NET ASSETS – 100.0%		$1,334,268,064

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%

Aerospace & Defense – 0.7%
45,317	Woodward, Inc.	$6,411,902

Automobile Components – 0.6%
216,489	Mobileye Global, Inc., Class A (Israel)*	5,513,975

Biotechnology – 3.9%
40,911	Alnylam Pharmaceuticals, Inc.*	6,181,243
36,023	Biogen, Inc.*	7,816,631
90,161	BioMarin Pharmaceutical, Inc.*	7,779,091
103,225	Exact Sciences Corp.*	5,938,534
70,629	Neurocrine Biosciences, Inc.*	9,210,022

		36,925,521

Building Products – 2.0%
68,672	Trane Technologies PLC	19,363,444

Capital Markets – 4.2%
133,304	KKR & Co., Inc.	13,098,451
35,781	MSCI, Inc.	20,072,067
68,651	Tradeweb Markets, Inc., Class A	7,264,649

		40,435,167

Chemicals – 1.4%
138,703	Ashland, Inc.	12,988,149

Communications Equipment – 1.0%
33,488	Arista Networks, Inc.*	9,294,259

Construction Materials – 1.7%
28,914	Martin Marietta Materials, Inc.	16,703,907

Containers & Packaging – 1.7%
252,162	Ball Corp.	16,143,411

Electrical Equipment – 4.1%
78,581	AMETEK, Inc.	14,158,725
87,889	Rockwell Automation, Inc.	25,055,396

		39,214,121

Electronic Equipment, Instruments & Components – 2.1%
180,077	Amphenol Corp., Class A	19,671,611

Entertainment – 0.9%
92,822	Live Nation Entertainment, Inc.*	9,001,878

Financial Services – 1.1%
74,978	Fidelity National Information Services, Inc.	5,187,728
34,949	Jack Henry & Associates, Inc.	6,073,087

		11,260,815

Food Products – 0.5%
71,652	McCormick & Co., Inc.	4,933,957

Ground Transportation – 3.0%
43,790	Old Dominion Freight Line, Inc.	19,376,199
16,522	Saia, Inc.*	9,506,759

		28,882,958

Health Care Equipment & Supplies – 8.8%
31,914	Align Technology, Inc.*	9,651,432
95,332	Cooper Cos., Inc. (The)	8,923,075
129,381	Dexcom, Inc.*	14,887,871
33,073	IDEXX Laboratories, Inc.*	19,024,582

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
97,719	Insulet Corp.*	$16,025,916
122,647	Zimmer Biomet Holdings, Inc.	15,252,381

		83,765,257

Health Care Providers & Services – 2.4%
96,699	Cencora, Inc.	22,782,284

Hotel & Resort REITs – 1.0%
85,124	Ryman Hospitality Properties, Inc. REIT	10,085,492

Hotels, Restaurants & Leisure – 6.7%
99,154	Cava Group, Inc.*	5,791,585
36,985	Domino’s Pizza, Inc.	16,582,225
112,594	DoorDash, Inc., Class A*	14,025,835
68,421	Expedia Group, Inc.*	9,361,361
128,987	Yum! Brands, Inc.	17,854,381

		63,615,387

Interactive Media & Services – 0.5%
420,529	Snap, Inc., Class A*	4,634,230

IT Services – 1.6%
34,172	Cloudflare, Inc., Class A*	3,367,309
24,738	MongoDB, Inc.*	11,072,234

		14,439,543

Life Sciences Tools & Services – 4.9%
121,863	Agilent Technologies, Inc.	16,739,102
13,267	Mettler-Toledo International, Inc.*	16,546,868
38,715	West Pharmaceutical Services, Inc.	13,873,907

		47,159,877

Machinery – 4.8%
51,815	Chart Industries, Inc.*	7,402,291
139,840	Fortive Corp.	11,904,579
80,555	ITT, Inc.	10,161,208
125,509	Xylem, Inc.	15,945,918

		45,413,996

Media – 2.2%
247,388	Trade Desk, Inc. (The), Class A*	21,134,357

Oil, Gas & Consumable Fuels – 3.1%
75,858	Cheniere Energy, Inc.	11,773,161
42,765	Chesapeake Energy Corp.	3,540,087
25,775	Hess Corp.	3,756,706
107,536	Targa Resources Corp.	10,564,337

		29,634,291

Personal Care Products – 0.6%
28,783	elf Beauty, Inc.*	6,002,119

Pharmaceuticals – 0.5%
68,353	Intra-Cellular Therapies, Inc.*	4,751,901

Professional Services – 2.5%
61,615	Equifax, Inc.	16,857,248
37,869	Paycom Software, Inc.	6,906,927

		23,764,175

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – 1.9%
212,280	CoStar Group, Inc.*	$18,474,728

Semiconductors & Semiconductor Equipment – 4.3%
80,461	Enphase Energy, Inc.*	10,219,351
45,887	Entegris, Inc.	6,165,377
40,688	Lattice Semiconductor Corp.*	3,117,108
236,142	Marvell Technology, Inc.	16,921,936
37,851	MKS Instruments, Inc.	4,646,589

		41,070,361

Software – 14.3%
71,423	AppLovin Corp., Class A*	4,265,382
86,159	Crowdstrike Holdings, Inc., Class A*	27,928,440
133,208	Datadog, Inc., Class A*	17,511,524
175,801	Dynatrace, Inc.*	8,710,939
14,200	Fair Isaac Corp.*	18,032,722
22,498	HubSpot, Inc.*	13,921,987
109,779	Klaviyo, Inc., Class A*(a)	2,909,143
49,996	Manhattan Associates, Inc.*	12,665,487
28,063	Monday.com Ltd.*	6,258,330
279,028	Palantir Technologies, Inc., Class A*	6,998,022
115,966	Samsara, Inc., Class A*	4,006,625
52,345	Zscaler, Inc.*	12,665,920

		135,874,521

Specialty Retail – 4.3%
176,319	Ross Stores, Inc.	26,264,478
27,109	Ulta Beauty, Inc.*	14,870,913

		41,135,391

Textiles, Apparel & Luxury Goods – 1.0%
19,824	Lululemon Athletica, Inc.*	9,259,592

Trading Companies & Distributors – 2.5%
194,527	Fastenal Co.	14,202,416
13,981	United Rentals, Inc.	9,692,608

		23,895,024

TOTAL COMMON STOCKS (Cost $679,080,638)		923,637,601

Shares	Dividend Rate	Value

Investment Company – 3.2%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
30,402,926	5.219%	30,402,926
(Cost $30,402,926)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $709,483,564)		954,040,527

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,729,160	5.219%	$2,729,160
(Cost $2,729,160)

TOTAL INVESTMENTS – 100.3% (Cost $712,212,724)		$956,769,687

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,958,445)

NET ASSETS – 100.0%		$953,811,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%

Aerospace & Defense – 1.5%
149,633	HEICO Corp.	$28,939,022

Beverages – 1.6%
394,690	Celsius Holdings, Inc.*	32,214,598

Biotechnology – 8.4%
150,107	Apellis Pharmaceuticals, Inc.*	9,302,131
138,241	BioMarin Pharmaceutical, Inc.*	11,927,434
133,138	Blueprint Medicines Corp.*	12,451,066
99,696	Crinetics Pharmaceuticals, Inc.*	4,081,554
300,063	Exact Sciences Corp.*	17,262,624
368,417	Exelixis, Inc.*	8,068,332
52,812	Krystal Biotech, Inc.*	8,421,930
344,556	Natera, Inc.*	29,800,648
144,786	Neurocrine Biosciences, Inc.*	18,880,094
824,775	Roivant Sciences Ltd.*	9,435,426
96,694	Sarepta Therapeutics, Inc.*	12,367,163
199,909	Ultragenyx Pharmaceutical, Inc.*	10,339,293
154,675	Vaxcyte, Inc.*	11,418,109

		163,755,804

Building Products – 3.2%
367,689	AAON, Inc.	30,878,522
247,037	Allegion PLC	31,588,621

		62,467,143

Capital Markets – 2.1%
108,899	Hamilton Lane, Inc., Class A	12,507,050
110,217	Houlihan Lokey, Inc.	14,180,519
51,097	LPL Financial Holdings, Inc.	13,688,376

		40,375,945

Chemicals – 2.9%
341,095	Ashland, Inc.	31,940,136
220,560	RPM International, Inc.	25,441,596

		57,381,732

Commercial Services & Supplies – 1.7%
190,506	Tetra Tech, Inc.	33,780,524

Construction & Engineering – 1.9%
121,663	EMCOR Group, Inc.	38,143,784

Consumer Staples Distribution & Retail – 2.3%
376,865	BJ’s Wholesale Club Holdings, Inc.*	27,526,220
59,402	Casey’s General Stores, Inc.	18,087,315

		45,613,535

Containers & Packaging – 2.0%
89,160	Avery Dennison Corp.	19,305,815
316,100	Ball Corp.	20,236,722

		39,542,537

Distributors – 1.1%
56,047	Pool Corp.	22,313,432

Electrical Equipment – 2.6%
83,994	Hubbell, Inc.	31,973,996
292,624	nVent Electric PLC	19,699,448

		51,673,444

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 2.5%
102,080	Badger Meter, Inc.	$16,199,075
187,448	Novanta, Inc.*	32,417,257

		48,616,332

Energy Equipment & Services – 1.1%
121,812	ChampionX Corp.	3,783,481
292,160	Noble Corp. PLC	12,215,209
44,536	Weatherford International PLC*	4,569,839

		20,568,529

Entertainment – 1.0%
261,092	Liberty Media Corp.-Liberty Formula One, Class C*	18,997,054

Financial Services – 1.6%
188,783	Shift4 Payments, Inc., Class A*	15,521,738
67,874	WEX, Inc.*	14,913,954

		30,435,692

Health Care Equipment & Supplies – 3.0%
235,746	Cooper Cos., Inc. (The)	22,065,826
67,558	Inspire Medical Systems, Inc.*	12,095,584
98,413	Shockwave Medical, Inc.*	25,672,999

		59,834,409

Health Care Providers & Services – 0.8%
507,129	Surgery Partners, Inc.*	15,736,213

Health Care Technology – 0.7%
401,713	Evolent Health, Inc., Class A*	13,622,088

Hotels, Restaurants & Leisure – 4.9%
64,905	Domino’s Pizza, Inc.	29,100,157
210,825	Texas Roadhouse, Inc.	31,490,930
98,887	Wingstop, Inc.	34,714,281

		95,305,368

Household Durables – 0.7%
35,413	TopBuild Corp.*	14,249,483

Insurance – 2.0%
74,045	Kinsale Capital Group, Inc.	38,220,548

Life Sciences Tools & Services – 6.4%
332,056	Bio-Techne Corp.	24,429,360
367,917	Bruker Corp.	31,839,537
34,978	Medpace Holdings, Inc.*	13,904,455
10,687	Mettler-Toledo International, Inc.*	13,329,040
124,820	Repligen Corp.*	24,213,832
506,442	Stevanato Group SpA (Italy)	16,788,552

		124,504,776

Machinery – 7.3%
129,318	IDEX Corp.	30,506,116
149,478	Lincoln Electric Holdings, Inc.	38,356,055
112,080	Nordson Corp.	29,774,052
58,258	RBC Bearings, Inc.*	15,894,530
139,505	Watts Water Technologies, Inc., Class A	28,452,045

		142,982,798

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 0.8%
149,607	Antero Resources Corp.*	$3,844,900
52,836	Chesapeake Energy Corp.	4,373,764
497,628	Permian Resources Corp.	7,743,092

		15,961,756

Personal Care Products – 2.1%
192,967	elf Beauty, Inc.*	40,239,408

Pharmaceuticals – 0.5%
135,276	Intra-Cellular Therapies, Inc.*	9,404,387

Semiconductors & Semiconductor Equipment – 5.0%
566,567	Allegro MicroSystems, Inc. (Japan)*	17,841,195
334,071	Lattice Semiconductor Corp.*	25,593,179
312,762	MACOM Technology Solutions Holdings, Inc.*	27,626,267
156,804	MKS Instruments, Inc.	19,249,259
130,170	Rambus, Inc.*	7,711,271

		98,021,171

Software – 14.2%
90,184	CyberArk Software Ltd.*	23,786,932
492,406	DoubleVerify Holdings, Inc.*	15,210,421
576,234	Dynatrace, Inc.*	28,552,395
208,580	Elastic NV*	27,910,090
131,780	Guidewire Software, Inc.*	15,726,625
449,936	Klaviyo, Inc., Class A*(a)	11,923,304
123,065	Manhattan Associates, Inc.*	31,176,056
91,678	Monday.com Ltd.*	20,445,111
282,488	Nutanix, Inc., Class A*	17,841,942
293,084	Procore Technologies, Inc.*	22,869,344
483,083	Samsara, Inc., Class A*	16,690,518
498,357	SentinelOne, Inc., Class A*	14,038,717
349,552	Smartsheet, Inc., Class A*	14,754,590
751,519	UiPath, Inc., Class A*	17,848,576

		278,774,621

Specialty Retail – 2.8%
135,569	Five Below, Inc.*	27,205,987
223,128	Floor & Decor Holdings, Inc., Class A*	27,025,263

		54,231,250

Technology Hardware, Storage & Peripherals – 2.3%
640,722	Pure Storage, Inc., Class A*	33,734,013
13,742	Super Micro Computer, Inc.*	11,902,221

		45,636,234

Textiles, Apparel & Luxury Goods – 4.8%
219,742	Birkenstock Holding PLC (Luxembourg)*(a)	10,989,297
176,659	Crocs, Inc.*	21,596,563
53,523	Deckers Outdoor Corp.*	47,934,664
408,042	On Holding AG, Class A (Switzerland)*	14,289,631

		94,810,155

Trading Companies & Distributors – 3.4%
559,427	Core & Main, Inc., Class A*	26,701,451
99,212	SiteOne Landscape Supply, Inc.*	16,715,238

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
57,101	Watsco, Inc.	$22,504,646

		65,921,335

TOTAL COMMON STOCKS (Cost $1,373,478,404)		1,942,275,107

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
20,768,867	5.219%	20,768,867
(Cost $20,768,867)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,394,247,271)		1,963,043,974

Securities Lending Reinvestment Vehicle – 0.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
15,230,491	5.219%	15,230,491
(Cost $15,230,491)

TOTAL INVESTMENTS – 101.1% (Cost $1,409,477,762)		$1,978,274,465

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(20,715,332)

NET ASSETS – 100.0%		$1,957,559,133

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%

Aerospace & Defense – 1.9%
7,875	Moog, Inc., Class A	$1,180,856

Automobile Components – 1.0%
6,921	Dorman Products, Inc.*	652,097

Beverages – 0.7%
5,147	MGP Ingredients, Inc.	438,421

Biotechnology – 8.8%
17,330	Alkermes PLC*	514,528
3,329	Apellis Pharmaceuticals, Inc.*	206,298
10,190	Arrowhead Pharmaceuticals, Inc.*	327,099
7,606	Biohaven Ltd.*	366,153
5,478	Blueprint Medicines Corp.*	512,303
10,094	CG oncology, Inc.*	451,303
4,971	Crinetics Pharmaceuticals, Inc.*	203,513
21,238	Dynavax Technologies Corp.*	269,085
11,647	Dyne Therapeutics, Inc.*	313,304
1,906	Krystal Biotech, Inc.*	303,950
6,827	Natera, Inc.*	590,467
17,701	Syndax Pharmaceuticals, Inc.*	414,911
6,035	Ultragenyx Pharmaceutical, Inc.*	312,130
6,912	Vaxcyte, Inc.*	510,244
6,363	Xenon Pharmaceuticals, Inc. (Canada)*	300,334

		5,595,622

Broadline Retail – 1.5%
7,249	Ollie’s Bargain Outlet Holdings, Inc.*	581,152
19,037	Savers Value Village, Inc.*	385,309

		966,461

Building Products – 2.4%
17,872	AAON, Inc.	1,500,891

Capital Markets – 4.0%
5,830	Hamilton Lane, Inc., Class A	669,575
2,871	Houlihan Lokey, Inc.	369,383
3,787	Piper Sandler Cos.	712,978
6,961	PJT Partners, Inc., Class A	733,689

		2,485,625

Chemicals – 3.2%
12,143	Ashland, Inc.	1,137,071
5,799	Balchem Corp.	911,545

		2,048,616

Commercial Services & Supplies – 0.9%
6,226	Casella Waste Systems, Inc., Class A*	560,963

Communications Equipment – 0.7%
45,060	Viavi Solutions, Inc.*	430,323

Construction & Engineering – 3.0%
2,485	EMCOR Group, Inc.	779,097
4,240	MYR Group, Inc.*	688,830
4,023	Sterling Infrastructure, Inc.*	429,013

		1,896,940

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – 0.8%
4,273	Bright Horizons Family Solutions, Inc.*	$490,797

Electrical Equipment – 1.1%
9,913	nVent Electric PLC	667,343

Electronic Equipment, Instruments & Components – 4.5%
8,033	Badger Meter, Inc.	1,274,757
5,566	Novanta, Inc.*	962,584
14,607	Vontier Corp.	628,101

		2,865,442

Energy Equipment & Services – 1.1%
2,898	Cactus, Inc., Class A	133,018
6,658	Kodiak Gas Services, Inc.	169,779
5,681	Noble Corp. PLC	237,523
1,047	Weatherford International PLC*	107,433

		647,753

Food Products – 0.7%
13,254	Simply Good Foods Co. (The)*	470,252

Health Care Equipment & Supplies – 4.8%
4,374	Axonics, Inc.*	297,170
12,223	Inari Medical, Inc.*	563,725
8,527	iRhythm Technologies, Inc.*	1,011,729
11,682	PROCEPT BioRobotics Corp.*	564,708
2,252	Shockwave Medical, Inc.*	587,479

		3,024,811

Health Care Providers & Services – 0.9%
3,587	Acadia Healthcare Co., Inc.*	299,335
15,853	NeoGenomics, Inc.*	247,307

		546,642

Health Care Technology – 1.2%
23,072	Evolent Health, Inc., Class A*	782,372

Hotels, Restaurants & Leisure – 5.4%
9,830	Cava Group, Inc.*	574,170
15,402	Dutch Bros, Inc., Class A*	448,660
36,346	First Watch Restaurant Group, Inc.*	910,467
5,728	Shake Shack, Inc., Class A*	609,001
2,386	Texas Roadhouse, Inc.	356,397
1,493	Wingstop, Inc.	524,118

		3,422,813

Household Durables – 1.9%
3,064	Installed Building Products, Inc.	732,082
8,590	SharkNinja, Inc.	463,860

		1,195,942

Insurance – 1.9%
9,064	Goosehead Insurance, Inc., Class A*	685,692
6,544	Palomar Holdings, Inc.*	498,260

		1,183,952

IT Services – 1.5%
15,627	DigitalOcean Holdings, Inc.*	592,576
24,794	Fastly, Inc., Class A*	352,571

		945,147

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – 1.5%
38,765	Maravai LifeSciences Holdings, Inc., Class A*	$299,653
1,590	Medpace Holdings, Inc.*	632,057

		931,710

Machinery – 12.9%
8,016	Esab Corp.	794,546
14,819	Federal Signal Corp.	1,213,824
7,802	Franklin Electric Co., Inc.	811,096
4,660	RBC Bearings, Inc.*	1,271,388
11,822	SPX Technologies, Inc.*	1,385,420
2,785	Standex International Corp.	481,805
8,943	Timken Co. (The)	751,123
6,755	Watts Water Technologies, Inc., Class A	1,377,682

		8,086,884

Media – 0.6%
37,691	Integral Ad Science Holding Corp.*	390,479

Oil, Gas & Consumable Fuels – 1.2%
34,289	Kosmos Energy Ltd. (Ghana)*	210,534
3,156	Matador Resources Co.	199,301
25,026	Permian Resources Corp.	389,405

		799,240

Personal Care Products – 2.2%
5,516	elf Beauty, Inc.*	1,150,251
5,715	Oddity Tech Ltd., Class A (Israel)*	241,059

		1,391,310

Pharmaceuticals – 1.5%
23,465	Amylyx Pharmaceuticals, Inc.*	442,315
6,840	Intra-Cellular Therapies, Inc.*	475,517

		917,832

Professional Services – 0.8%
6,046	Maximus, Inc.	505,808

Semiconductors & Semiconductor Equipment – 6.2%
4,893	Axcelis Technologies, Inc.*	551,294
14,568	Cohu, Inc.*	468,070
29,394	Credo Technology Group Holding Ltd.*	633,147
13,308	FormFactor, Inc.*	572,643
4,756	Onto Innovation, Inc.*	875,865
7,868	Power Integrations, Inc.	562,247
2,740	Synaptics, Inc.*	274,274

		3,937,540

Software – 13.0%
23,776	Alkami Technology, Inc.*	593,211
10,541	Braze, Inc., Class A*	599,783
24,174	Clearwater Analytics Holdings, Inc., Class A*	416,276
18,322	Confluent, Inc., Class A*	620,566
39,972	Freshworks, Inc., Class A*	817,028
17,510	Instructure Holdings, Inc.*	401,329
18,601	JFrog Ltd. (Israel)*	833,139

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
8,693	Sprout Social, Inc., Class A*	$537,401
3,246	SPS Commerce, Inc.*	601,029
15,662	Tenable Holdings, Inc.*	754,282
20,948	Varonis Systems, Inc.*	1,064,158
16,995	Vertex, Inc., Class A*	570,692
6,137	Workiva, Inc.*	528,518

		8,337,412

Specialty Retail – 2.5%
48,415	Arhaus, Inc.*	640,046
10,380	Boot Barn Holdings, Inc.*	960,150

		1,600,196

Technology Hardware, Storage & Peripherals – 0.5%
375	Super Micro Computer, Inc.*	324,795

Textiles, Apparel & Luxury Goods – 1.7%
4,787	Crocs, Inc.*	585,211
8,467	Kontoor Brands, Inc.	500,484

		1,085,695

Trading Companies & Distributors – 1.6%
21,493	Core & Main, Inc., Class A*	1,025,861

TOTAL COMMON STOCKS (Cost $49,930,230)		63,334,843

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
804,951	5.219%	804,951
(Cost $804,951)

TOTAL INVESTMENTS – 101.4% (Cost $50,735,181)		$64,139,794

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(897,040)

NET ASSETS – 100.0%		$63,242,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Automobiles – 1.6%
12,817	Tesla, Inc.*	$2,587,496

Biotechnology – 1.6%
2,505	Alnylam Pharmaceuticals, Inc.*	378,480
2,083	Argenx SE ADR (Netherlands)*	791,561
4,715	Biogen, Inc.*	1,023,108
9,447	Exact Sciences Corp.*	543,486

		2,736,635

Broadline Retail – 6.8%
63,696	Amazon.com, Inc.*	11,258,905

Capital Markets – 1.9%
25,409	Charles Schwab Corp. (The)	1,696,813
2,715	MSCI, Inc.	1,523,034

		3,219,847

Chemicals – 2.3%
3,756	Linde PLC	1,685,768
6,290	Sherwin-Williams Co. (The)	2,088,469

		3,774,237

Commercial Services & Supplies – 1.0%
10,032	Waste Connections, Inc.	1,669,726

Construction Materials – 0.6%
1,852	Martin Marietta Materials, Inc.	1,069,919

Electrical Equipment – 0.7%
4,214	Rockwell Automation, Inc.	1,201,327

Financial Services – 4.7%
12,214	Mastercard, Inc., Class A	5,798,719
6,861	Visa, Inc., Class A	1,939,193

		7,737,912

Food Products – 0.5%
12,477	McCormick & Co., Inc.	859,166

Ground Transportation – 0.9%
3,494	Old Dominion Freight Line, Inc.	1,546,025

Health Care Equipment & Supplies – 3.2%
3,340	Align Technology, Inc.*	1,010,083
23,678	Boston Scientific Corp.*	1,567,720
6,323	Insulet Corp.*	1,036,972
4,467	Intuitive Surgical, Inc.*	1,722,475

		5,337,250

Hotels, Restaurants & Leisure – 2.1%
14,339	Cava Group, Inc.*	837,541
6,688	DoorDash, Inc., Class A*	833,124
15,093	DraftKings, Inc., Class A*	653,829
4,297	McDonald’s Corp.	1,255,927

		3,580,421

Household Products – 0.5%
5,069	Procter & Gamble Co. (The)	805,667

Interactive Media & Services – 9.4%
58,646	Alphabet, Inc., Class A*	8,120,125
29,551	Alphabet, Inc., Class C*	4,130,639
5,129	Meta Platforms, Inc., Class A	2,513,877

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
72,686	Snap, Inc., Class A*	$800,999

		15,565,640

IT Services – 2.8%
8,817	Accenture PLC, Class A	3,304,435
6,988	Snowflake, Inc., Class A*	1,315,701

		4,620,136

Life Sciences Tools & Services – 0.5%
2,378	West Pharmaceutical Services, Inc.	852,180

Machinery – 0.5%
6,546	Xylem, Inc.	831,669

Oil, Gas & Consumable Fuels – 1.1%
11,370	Cheniere Energy, Inc.	1,764,624

Personal Care Products – 0.8%
8,592	Estee Lauder Cos., Inc. (The), Class A	1,276,599

Pharmaceuticals – 4.6%
27,924	AstraZeneca PLC ADR (United Kingdom)	1,791,604
7,716	Eli Lilly & Co.	5,815,395

		7,606,999

Professional Services – 0.8%
5,023	Equifax, Inc.	1,374,243

Real Estate Management & Development – 0.7%
12,840	CoStar Group, Inc.*	1,117,465

Semiconductors & Semiconductor Equipment – 13.3%
19,357	Advanced Micro Devices, Inc.*	3,726,803
5,128	Enphase Energy, Inc.*	651,307
1,594	KLA Corp.	1,087,586
44,418	Marvell Technology, Inc.	3,182,994
14,172	NVIDIA Corp.	11,211,753
13,766	Texas Instruments, Inc.	2,303,465

		22,163,908

Software – 19.3%
860	Adobe, Inc.*	481,841
724	Fair Isaac Corp.*	919,415
4,567	Intuit, Inc.	3,027,419
50,055	Microsoft Corp.	20,704,750
19,232	Oracle Corp.	2,147,830
10,897	Salesforce, Inc.*	3,365,211
4,848	Workday, Inc., Class A*	1,428,512

		32,074,978

Specialized REITs – 1.5%
6,423	American Tower Corp. REIT	1,277,278
1,397	Equinix, Inc. REIT	1,241,681

		2,518,959

Specialty Retail – 2.7%
9,852	Lowe’s Cos., Inc.	2,371,081
14,634	Ross Stores, Inc.	2,179,881

		4,550,962

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 10.8%
98,988	Apple, Inc.	$17,892,081

Textiles, Apparel & Luxury Goods – 2.2%
3,706	Lululemon Athletica, Inc.*	1,731,035
18,206	NIKE, Inc., Class B	1,892,150

		3,623,185

TOTAL COMMON STOCKS (Cost $67,413,253)		165,218,161

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
610,315	5.219%	610,315
(Cost $610,315)

TOTAL INVESTMENTS – 99.8% (Cost $68,023,568)		$165,828,476

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		268,920

NET ASSETS – 100.0%		$166,097,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Broadline Retail – 8.5%
314,994	Amazon.com, Inc.*	$55,678,339
5,395	MercadoLibre, Inc. (Brazil)*	8,606,644

		64,284,983

Communications Equipment – 2.5%
32,837	Arista Networks, Inc.*	9,113,581
29,692	Motorola Solutions, Inc.	9,809,940

		18,923,521

Financial Services – 6.0%
177,969	Fidelity National Information Services, Inc.	12,313,675
26,659	Mastercard, Inc., Class A	12,656,627
70,531	Visa, Inc., Class A	19,934,882

		44,905,184

Interactive Media & Services – 8.7%
419,586	Alphabet, Inc., Class C*	58,649,731
546,890	Snap, Inc., Class A*	6,026,728

		64,676,459

IT Services – 4.2%
55,718	Accenture PLC, Class A	20,881,992
53,826	Snowflake, Inc., Class A*	10,134,359

		31,016,351

Semiconductors & Semiconductor Equipment – 26.7%
149,139	Advanced Micro Devices, Inc.*	28,713,732
85,695	Applied Materials, Inc.	17,277,826
15,953	ASML Holding NV (Netherlands)	15,182,151
33,832	KLA Corp.	23,083,574
380,667	Marvell Technology, Inc.	27,278,597
186,592	Micron Technology, Inc.	16,907,101
65,077	NVIDIA Corp.	51,483,716
117,312	Texas Instruments, Inc.	19,629,817

		199,556,514

Software – 34.4%
37,140	Adobe, Inc.*	20,808,799
58,904	Autodesk, Inc.*	15,207,246
117,875	Datadog, Inc., Class A*	15,495,848
29,062	HubSpot, Inc.*	17,983,856
29,914	Intuit, Inc.	19,829,691
184,136	Microsoft Corp.	76,166,015
134,058	Oracle Corp.	14,971,597
46,010	Palo Alto Networks, Inc.*	14,288,405
83,490	Salesforce, Inc.*	25,783,382
54,306	UiPath, Inc., Class A*	1,289,768
66,951	Workday, Inc., Class A*	19,727,782
62,193	Zscaler, Inc.*	15,048,840

		256,601,229

Specialized REITs – 5.2%
73,608	American Tower Corp. REIT	14,637,687
26,901	Equinix, Inc. REIT	23,910,147

		38,547,834

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 2.6%
107,694	Apple, Inc.	$19,465,690

TOTAL COMMON STOCKS (Cost $351,910,845)		737,977,765

Shares	Dividend Rate	Value

Investment Company – 1.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
14,279,635	5.219%	14,279,635
(Cost $14,279,635)

TOTAL INVESTMENTS – 100.7% (Cost $366,190,480)		$752,257,400

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(5,594,978)

NET ASSETS – 100.0%		$746,662,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Air Freight & Logistics – 1.5%
2,683	United Parcel Service, Inc., Class B	$397,781

Banks – 3.9%
5,521	JPMorgan Chase & Co.	1,027,237

Capital Markets – 4.3%
629	BlackRock, Inc.	510,333
7,445	Morgan Stanley	640,568

		1,150,901

Chemicals – 2.1%
1,235	Linde PLC	554,293

Commercial Services & Supplies – 1.5%
2,476	Waste Connections, Inc.	412,105

Communications Equipment – 2.5%
14,029	Cisco Systems, Inc.	678,583

Consumer Finance – 2.4%
2,955	American Express Co.	648,386

Containers & Packaging – 2.0%
8,464	Ball Corp.	541,865

Diversified Telecommunication Services – 2.3%
36,274	AT&T, Inc.	614,119

Electric Utilities – 1.7%
8,009	NextEra Energy, Inc.	442,017

Electrical Equipment – 2.7%
1,403	Eaton Corp. PLC	405,467
1,123	Rockwell Automation, Inc.	320,145

		725,612

Food Products – 1.5%
5,643	McCormick & Co., Inc.	388,577

Health Care Equipment & Supplies – 4.4%
5,404	Cooper Cos., Inc. (The)	505,814
2,196	Dexcom, Inc.*	252,694
1,095	Intuitive Surgical, Inc.*	422,232

		1,180,740

Health Care Providers & Services – 2.0%
3,412	CVS Health Corp.	253,750
758	Humana, Inc.	265,543

		519,293

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 2.9%
2,629	McDonald’s Corp.	$768,404

Household Products – 3.1%
5,144	Procter & Gamble Co. (The)	817,587

Industrial Conglomerates – 1.4%
2,392	General Electric Co.	375,281

Interactive Media & Services – 5.1%
9,740	Alphabet, Inc., Class A*	1,348,600

IT Services – 2.5%
1,745	Accenture PLC, Class A	653,991

Life Sciences Tools & Services – 2.2%
2,340	Danaher Corp.	592,347

Machinery – 4.3%
1,463	Caterpillar, Inc.	488,584
5,083	Xylem, Inc.	645,795

		1,134,379

Metals & Mining – 2.3%
4,613	Steel Dynamics, Inc.	617,312

Pharmaceuticals – 5.4%
12,120	Bristol-Myers Squibb Co.	615,090
1,102	Eli Lilly & Co.	830,555

		1,445,645

Semiconductors & Semiconductor Equipment – 8.6%
1,752	Advanced Micro Devices, Inc.*	337,313
1,552	Enphase Energy, Inc.*	197,120
3,256	Marvell Technology, Inc.	233,325
1,309	NVIDIA Corp.	1,035,576
2,844	Texas Instruments, Inc.	475,886

		2,279,220

Software – 11.7%
6,105	Microsoft Corp.	2,525,272
1,922	Salesforce, Inc.*	593,552

		3,118,824

Specialized REITs – 2.2%
3,001	American Tower Corp. REIT	596,779

Specialty Retail – 4.2%
1,940	Lowe’s Cos., Inc.	466,900
4,303	Ross Stores, Inc.	640,975

		1,107,875

Technology Hardware, Storage & Peripherals – 5.3%
7,869	Apple, Inc.	1,422,322

Textiles, Apparel & Luxury Goods – 2.2%
5,560	NIKE, Inc., Class B	577,851

Water Utilities – 1.4%
3,033	American Water Works Co., Inc.	359,532

TOTAL COMMON STOCKS (Cost $18,793,554)		26,497,458

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
162,460	5.219%	$162,460
(Cost $162,460)

TOTAL INVESTMENTS – 100.2% (Cost $18,956,014)		$26,659,918

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(56,468)

NET ASSETS – 100.0%		$26,603,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Concentrated Growth Fund	Enhanced Core Equity Fund	Large Cap Core Fund

Assets:

Investments in unaffiliated issuers, at value (cost $85,703,592, $119,196,264 and $804,055,976, respectively)	$179,705,160	$147,799,606	$1,322,301,488
Investments in affiliated issuers, at value (cost $2,319,672, $826,031 and $–, respectively)	2,319,672	826,031	—
Cash	548,669	429,105	8,137,242
Receivables:
Fund shares sold	2,667,729	439,151	4,562,945
Investments sold	500,098	—	1,633,457
Dividends	148,637	179,447	1,388,915
Reimbursement from investment adviser	79,522	27,424	71,961
Securities lending income	—	—	2,205
Other assets	22,337	45,731	29,665

Total assets	185,991,824	149,746,495	1,338,127,878

Liabilities:
Payables:
Investments purchased	550,059	943,527	1,644,313
Management fees	107,485	63,289	716,693
Fund shares redeemed	44,985	90,122	966,002
Distribution and Service fees and Transfer Agency fees	7,645	11,793	270,558
Accrued expenses	72,400	47,233	262,248

Total liabilities	782,574	1,155,964	3,859,814

Net Assets:

Paid-in capital	87,637,278	119,986,129	777,124,047
Total distributable earnings (loss)	97,571,972	28,604,402	557,144,017

NET ASSETS	$185,209,250	$148,590,531	$1,334,268,064

Net Assets:
Class A	$10,793,016	$15,873,185	$896,113,733
Class C	854,437	2,278,631	18,419,626
Institutional	13,780,338	29,724,474	122,425,353
Service	—	—	797,780
Investor	8,008,333	16,394,002	49,548,110
Class R6	2,279,762	17,549,140	98,154,336
Class R	—	425,988	9,519,507
Class P	149,493,364	66,345,111	139,289,619
Total Net Assets	$185,209,250	$148,590,531	$1,334,268,064
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	499,857	886,075	28,384,460
Class C	61,825	157,142	1,206,266
Institutional	559,357	1,499,324	3,222,962
Service	—	—	27,140
Investor	354,757	847,971	1,522,877
Class R6	92,833	887,325	2,588,148
Class R	—	25,304	327,112
Class P	6,089,326	3,351,707	3,674,281
Net asset value, offering and redemption price per share:(a)
Class A	$21.59	$17.91	$31.57
Class C	13.82	14.50	15.27
Institutional	24.64	19.83	37.99
Service	—	—	29.40
Investor	22.57	19.33	32.54
Class R6	24.56	19.78	37.92
Class R	—	16.84	29.10
Class P	24.55	19.79	37.91

(a)

Maximum public offering price per share for Class A Shares of the Concentrated Growth, Enhanced Core Equity and Large Cap Core is $22.85, $18.95 and $33.41, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $679,080,638, $49,930,230 and $1,373,478,404, respectively)(a)	$923,637,601	$63,334,843	$1,942,275,107
Investments in affiliated issuers, at value (cost $30,402,926, $804,951 and $20,768,867, respectively)	30,402,926	804,951	20,768,867
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	2,729,160	—	15,230,491
Cash	690,349	421,156	360,109
Receivables:
Dividends	486,717	16,359	577,332
Fund shares sold	463,002	130,036	716,708
Reimbursement from investment adviser	29,181	25,491	—
Securities lending income	1,267	—	44,729
Investments sold	—	192,359	9,848,029
Other assets	21,033	1,257	31,296

Total assets	958,461,236	64,926,452	1,989,852,668

Liabilities:
Payables:
Payable upon return of securities loaned	2,729,160	—	15,230,491
Fund shares redeemed	967,321	655,248	2,143,843
Management fees	598,981	38,190	1,265,972
Distribution and Service fees and Transfer Agency fees	125,365	2,960	188,372
Investments purchased	—	933,704	13,099,185
Accrued expenses	229,167	53,596	365,672

Total liabilities	4,649,994	1,683,698	32,293,535

Net Assets:

Paid-in capital	719,133,870	55,854,040	1,588,859,410
Total distributable earnings (loss)	234,677,372	7,388,714	368,699,723

NET ASSETS	$953,811,242	$63,242,754	$1,957,559,133

Net Assets:
Class A	$260,572,977	$574,616	$272,714,083
Class C	10,499,920	149,239	54,453,749
Institutional	278,126,244	22,848,684	810,367,052
Service	23,436,970	—	1,546,296
Investor	94,793,992	26,413,292	327,123,931
Class R6	208,380,306	90,132	149,355,222
Class R	32,735,798	—	9,127,999
Class P	45,265,035	13,166,791	332,870,801
Total Net Assets	$953,811,242	$63,242,754	$1,957,559,133
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	21,306,351	42,349	13,039,422
Class C	539,578	11,358	3,749,194
Institutional	13,882,525	1,658,375	33,425,715
Service	2,303,368	—	78,780
Investor	6,540,611	1,924,340	14,346,261
Class R6	10,379,045	6,541	6,151,218
Class R	3,218,190	—	476,666
Class P	2,253,148	955,861	13,706,314
Net asset value, offering and redemption price per share:(b)
Class A	$12.23	$13.57	$20.91
Class C	19.46	13.14	14.52
Institutional	20.03	13.78	24.24
Service	10.18	—	19.63
Investor	14.49	13.73	22.80
Class R6	20.08	13.78	24.28
Class R	10.17	—	19.15
Class P	20.09	13.77	24.29

(a)	Includes loaned securities having a market value of $2,537,640, $– and $14,416,778 for Mid Cap Growth Fund, Small Cap Growth Fund and Small/Mid Cap Growth Fund, respectively.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the Mid Cap Growth, Small Cap Growth and Small/Mid Cap Growth is $12.94, $14.36 and $22.13, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Assets:

Investments in unaffiliated issuers, at value (cost $67,413,253, $351,910,845 and $18,793,554, respectively)	$165,218,161	$737,977,765	$26,497,458
Investments in affiliated issuers, at value (cost $610,315, $14,279,635 and $162,460, respectively)	610,315	14,279,635	162,460
Cash	370,283	573,930	50,097
Receivables:
Dividends	114,786	365,855	21,537
Reimbursement from investment adviser	25,573	77,800	24,484
Fund shares sold	18,470	578,975	4,705
Securities lending income	126	5,289	35
Investments sold	—	3,623,657	775,569
Other assets	19,979	42,765	5,545

Total assets	166,377,693	757,525,671	27,541,890

Liabilities:
Payables:
Management fees	91,756	542,938	11,327
Fund shares redeemed	81,483	327,416	5,869
Distribution and Service fees and Transfer Agency fees	15,879	126,788	4,019
Investments purchased	—	9,675,793	855,110
Accrued expenses	91,179	190,314	62,115

Total liabilities	280,297	10,863,249	938,440

Net Assets:

Paid-in capital	63,147,543	391,077,884	20,398,000
Total distributable earnings (loss)	102,949,853	355,584,538	6,205,450

NET ASSETS	$166,097,396	$746,662,422	$26,603,450

Net Assets:
Class A	$37,108,026	$388,859,979	$8,468,136
Class C	2,704,510	19,477,192	797,823
Institutional	47,333,877	112,686,597	1,979,264
Service	1,260,356	11,209,327	—
Investor	7,873,442	26,379,424	741,249
Class R6	4,994,810	77,284,814	1,415,248
Class R	237,827	—	343,009
Class P	64,584,548	110,765,089	12,858,721
Total Net Assets	$166,097,396	$746,662,422	$26,603,450
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,982,730	15,746,022	437,248
Class C	211,472	1,472,713	44,445
Institutional	4,050,364	3,567,153	100,838
Service	141,666	484,774	—
Investor	680,632	865,267	37,711
Class R6	428,585	2,443,206	72,062
Class R	28,134	—	17,597
Class P	5,555,766	3,502,123	655,113
Net asset value, offering and redemption price per share:(a)
Class A	$9.32	$24.70	$19.37
Class C	12.79	13.23	17.95
Institutional	11.69	31.59	19.63
Service	8.90	23.12	—
Investor	11.57	30.48	19.66
Class R6	11.65	31.63	19.64
Class R	8.45	—	19.49
Class P	11.62	31.63	19.63

(a)

Maximum public offering price per share for Class A Shares of the Strategic Growth, Technology Opportunities and U.S. Equity ESG is $9.86, $26.14 and $20.50, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Concentrated Growth Fund	Enhanced Core Equity Fund	Large Cap Core Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,408, $– and $1,436, respectively)	$568,227	$679,819	$8,316,087

Dividends — affiliated issuers	35,379	31,000	—

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	3,682	6	23,194

Total Investment Income	607,288	710,825	8,339,281

Expenses:

Management fees	612,790	271,781	4,211,070

Registration fees	67,891	68,783	90,380

Professional fees	49,122	48,959	48,133

Transfer Agency fees(a)	33,343	32,473	719,095

Printing and mailing costs	20,725	19,405	56,450

Distribution and/or Service (12b-1) fees(a)	15,890	27,520	1,109,590

Custody, accounting and administrative services	12,313	8,325	86,719

Trustee fees	10,557	10,495	11,232

Service fees — Class C	—	2,052	20,847

Shareholder Administration fees — Service Shares	—	—	1,146

Other	6,761	4,032	13,456

Total expenses	829,392	493,825	6,368,118

Less — expense reductions	(252,960)	(165,792)	(694,506)

Net expenses	576,432	328,033	5,673,612

NET INVESTMENT INCOME	30,856	382,792	2,665,669

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	7,929,628	131,620	49,772,064

Foreign currency transactions	27	(243)	(2,983)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	17,690,298	15,031,888	101,593,411

Foreign currency translations	(12)	—	(11)

Net realized and unrealized gain	25,619,941	15,163,265	151,362,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,650,797	$15,546,057	$154,028,150

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Concentrated Growth Fund	$12,050	$3,840	$–	$–	$7,230	$576	$2,303	$–	$2,915	$310	$–	$20,009

Enhanced Core Equity Fund	20,792	6,156	–	572	12,475	1,231	3,929	–	6,954	1,683	172	6,029

Large Cap Core Fund	1,024,282	62,542	1,146	21,620	614,574	12,508	21,579	183	32,168	13,402	6,486	18,195

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers	$2,530,963	$77,172	$4,043,646

Dividends — affiliated issuers	367,683	12,790	421,435

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	23,939	5,350	—

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	—	264,697

Total Investment Income	2,922,585	95,312	4,729,778

Expenses:

Management fees	3,942,724	176,461	7,562,068

Distribution and/or Service (12b-1) fees(a)	433,372	936	519,481

Transfer Agency fees(a)	353,388	12,188	673,752

Registration fees	103,774	88,357	105,887

Professional fees	51,227	48,468	50,433

Custody, accounting and administrative services	43,176	7,736	82,281

Printing and mailing costs	25,294	18,024	57,659

Shareholder Administration fees — Service Shares	21,185	—	1,623

Service fees — Class C	12,328	144	64,594

Trustee fees	11,007	10,429	11,630

Other	9,925	4,560	26,807

Total expenses	5,007,400	367,303	9,156,215

Less — expense reductions	(815,274)	(175,401)	(136,039)

Net expenses	4,192,126	191,902	9,020,176

NET INVESTMENT LOSS	(1,269,541)	(96,590)	(4,290,398)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	17,279,613	232,652	8,637,824

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	92,027,846	6,144,336	267,289,192

Net realized and unrealized gain	109,307,459	6,376,988	275,927,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,037,918	$6,280,398	$271,636,618

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Growth Fund	$298,810	$36,985	$21,185	$76,392	$179,288	$7,397	$51,283	$3,389	$54,333	$28,590	$22,918	$6,190

Small Cap Growth Fund	504	432	–	–	302	86	4,286	–	5,722	12	–	1,780

Small/Mid Cap Growth Fund	303,848	193,776	1,623	20,234	182,310	38,756	144,035	260	236,336	21,061	6,070	44,924

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $862, $7,375 and $279, respectively)	$507,943	$1,914,089	$184,948

Dividends — affiliated issuers	16,475	207,534	4,808

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	1,511	23,157	236

Total Investment Income	525,929	2,144,780	189,992

Expenses:

Management fees	527,914	3,044,056	65,993

Registration fees	93,185	70,272	92,514

Distribution and/or Service (12b-1) fees(a)	53,419	513,675	13,833

Transfer Agency fees(a)	50,059	336,856	9,516

Professional fees	49,266	48,974	48,907

Printing and mailing costs	25,974	13,136	16,491

Custody, accounting and administrative services	13,030	34,037	6,476

Trustee fees	10,549	10,875	10,460

Service fees — Class C	2,942	21,655	1,093

Shareholder Administration fees — Service Shares	1,273	11,567	—

Other	7,814	26,977	3,672

Total expenses	835,425	4,132,080	268,955

Less — expense reductions	(214,531)	(717,380)	(168,575)

Net expenses	620,894	3,414,700	100,380

NET INVESTMENT INCOME (LOSS)	(94,965)	(1,269,920)	89,612

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,972,887	20,893,997	546,265

Foreign currency transactions	16	—	4

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	14,739,800	116,173,363	2,011,499

Foreign currency translations	(7)	—	—

Net realized and unrealized gain	20,712,696	137,067,360	2,557,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,617,731	$135,797,440	$2,647,380

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Strategic Growth Fund	$42,801	$8,825	$1,273	$520	$25,681	$1,765	$8,481	$204	$4,373	$646	$156	$8,753

Technology Opportunities Fund	437,144	64,965	11,567	–	262,288	12,993	19,277	1,851	17,746	9,938	–	12,763

U.S. Equity ESG Fund	9,791	3,278	–	764	5,875	656	356	–	523	196	229	1,681

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Concentrated Growth Fund		Enhanced Core Equity Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income (loss)	$30,856	$(108,318)	$382,792	$386,509

Net realized gain	7,929,655	4,730,627	131,377	722,759

Net change in unrealized gain	17,690,286	25,849,784	15,031,888	7,278,864

Net increase in net assets resulting from operations	25,650,797	30,472,093	15,546,057	8,388,132

Distributions to shareholders:

From distributable earnings:

Class A Shares	(49,870)	(775,270)	(131,977)	(320,512)

Class C Shares	(6,309)	(76,137)	(19,266)	(37,776)

Institutional Shares	(51,893)	(880,809)	(226,373)	(438,747)

Investor Shares	(12,846)	(16,742)	(134,118)	(3,084)

Class R6 Shares	(9,417)	(83,124)	(141,949)	(72,502)

Class R Shares	–	–	(1,705)	(460)

Class P Shares	(598,997)	(11,191,640)	(601,291)	(977,357)

Total distributions to shareholders	(729,332)	(13,027,192)	(1,256,679)	(1,850,438)

From share transactions:

Proceeds from sales of shares	9,471,866	18,219,063	84,696,542	34,903,216

Reinvestment of distributions	724,905	12,957,126	1,256,679	1,850,439

Cost of shares redeemed	(13,069,670)	(31,760,889)	(22,377,501)	(13,486,154)

Net increase (decrease) in net assets resulting from share transactions	(2,872,899)	(584,700)	63,575,720	23,267,501

TOTAL INCREASE	22,048,566	16,860,201	77,865,098	29,805,195

Net Assets:

Beginning of period	$163,160,684	$146,300,483	$70,725,433	$40,920,238

End of period	$185,209,250	$163,160,684	$148,590,531	$70,725,433

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Core Fund		Mid Cap Growth Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income (loss)	$2,665,669	$4,815,078	$(1,269,541)	$(2,982,155)

Net realized gain	49,769,081	18,950,640	17,279,613	27,254,816

Net change in unrealized gain	101,593,400	144,453,280	92,027,846	42,926,374

Net increase in net assets resulting from operations	154,028,150	168,218,998	108,037,918	67,199,035

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,930,731)	(58,898,160)	–	(23,026,495)

Class C Shares	(100,707)	(2,333,506)	–	(619,512)

Institutional Shares	(715,425)	(6,566,206)	–	(16,642,501)

Service Shares	(3,118)	(41,453)	–	(2,215,669)

Investor Shares	(329,410)	(2,864,034)	–	(5,328,564)

Class R6 Shares	(596,827)	(5,472,703)	–	(11,376,499)

Class R Shares	(26,377)	(695,499)	–	(3,449,738)

Class P Shares	(809,996)	(7,579,703)	–	(2,336,037)

Total distributions to shareholders	(6,512,591)	(84,451,264)	–	(64,995,015)

From share transactions:

Proceeds from sales of shares	46,357,105	75,870,461	77,755,200	117,079,662

Reinvestment of distributions	6,253,622	80,510,834	–	61,006,885

Cost of shares redeemed	(62,179,294)	(144,152,160)	(120,482,202)	(256,259,283)

Net increase (decrease) in net assets resulting from share transactions	(9,568,567)	12,229,135	(42,727,002)	(78,172,736)

TOTAL INCREASE	137,946,992	95,996,869	65,310,916	75,968,716

Net Assets:

Beginning of period	$1,196,321,072	$1,100,324,203	$888,500,326	$964,469,042

End of period	$1,334,268,064	$1,196,321,072	$953,811,242	$888,500,326

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment loss	$(96,590)	$(164,771)	$(4,290,398)	$(9,245,553)

Net realized gain (loss)	232,652	(3,903,590)	8,637,824	(148,761,986)

Net change in unrealized gain	6,144,336	6,530,426	267,289,192	267,486,781

Net increase in net assets resulting from operations	6,280,398	2,462,065	271,636,618	109,479,242

From share transactions:

Proceeds from sales of shares	28,430,276	20,340,089	135,085,277	335,106,863

Cost of shares redeemed	(12,207,174)	(12,989,107)	(351,367,755)	(660,406,639)

Net increase (decrease) in net assets resulting from share transactions	16,223,102	7,350,982	(216,282,478)	(325,299,776)

TOTAL INCREASE (DECREASE)	22,503,500	9,813,047	55,354,140	(215,820,534)

Net Assets:

Beginning of period	$40,739,254	$30,926,207	$1,902,204,993	$2,118,025,527

End of period	$63,242,754	$40,739,254	$1,957,559,133	$1,902,204,993

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund		Technology Opportunities Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment loss	$(94,965)	$(161,344)	$(1,269,920)	$(2,221,215)

Net realized gain (loss)	5,972,903	11,617,939	20,893,997	(14,584,246)

Net change in unrealized gain	14,739,793	15,586,018	116,173,363	121,447,287

Net increase in net assets resulting from operations	20,617,731	27,042,613	135,797,440	104,641,826

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,914,375)	(3,688,064)	–	(59,073,390)

Class C Shares	(98,698)	(178,463)	–	(4,679,796)

Institutional Shares	(1,938,741)	(3,310,008)	–	(13,244,082)

Service Shares	(59,705)	(65,953)	–	(1,511,457)

Investor Shares	(251,168)	(206,704)	–	(3,799,155)

Class R6 Shares	(194,619)	(356,083)	–	(8,037,564)

Class R Shares	(12,914)	(22,119)	–	–

Class P Shares	(2,650,500)	(5,415,754)	–	(10,285,667)

Total distributions to shareholders	(7,120,720)	(13,243,148)	–	(100,631,111)

From share transactions:

Proceeds from sales of shares	10,961,400	21,797,412	64,316,036	84,245,348

Reinvestment of distributions	6,985,316	12,981,568	–	95,426,778

Cost of shares redeemed	(13,950,049)	(43,883,299)	(80,116,736)	(175,464,516)

Net increase (decrease) in net assets resulting from share transactions	3,996,667	(9,104,319)	(15,800,700)	4,207,610

TOTAL INCREASE	17,493,678	4,695,146	119,996,740	8,218,325

Net Assets:

Beginning of period	$148,603,718	$143,908,572	$626,665,682	$618,447,357

End of period	$166,097,396	$148,603,718	$746,662,422	$626,665,682

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity ESG Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$89,611	$150,357

Net realized gain (loss)	546,269	(298,709)

Net change in unrealized gain	2,011,499	3,581,902

Net increase in net assets resulting from operations	2,647,379	3,433,550

Distributions to shareholders:

From distributable earnings:

Class A Shares	(37,573)	(27,866)

Institutional Shares	(14,398)	(10,348)

Investor Shares	(4,859)	(3,657)

Class R6 Shares	(10,833)	(8,673)

Class R Shares	(261)	(624)

Class P Shares	(91,767)	(69,687)

Total distributions to shareholders	(159,691)	(120,855)

From share transactions:

Proceeds from sales of shares	2,162,117	6,071,106

Reinvestment of distributions	159,163	120,853

Cost of shares redeemed	(2,039,822)	(3,992,055)

Net increase in net assets resulting from share transactions	281,458	2,199,904

TOTAL INCREASE	2,769,146	5,512,599

Net Assets:

Beginning of period	$23,834,304	$18,321,705

End of period	$26,603,450	$23,834,304

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

		Concentrated Growth

		Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$18.64		$16.72	$27.55	$22.91	$17.55	$19.33

Net investment loss(a)		(0.02)	(0.06)	(0.14)	(0.15)	(0.08)	(0.03)

Net realized and unrealized gain (loss)	3.07		3.74	(5.96)	6.24	6.92	0.35

Total from investment operations	3.05		3.68	(6.10)	6.09	6.84	0.32

Distributions to shareholders from net realized gains		(0.10)	(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Net asset value, end of period	$21.59		$18.64	$16.72	$27.55	$22.91	$17.55

Total Return(b)		16.41%	24.58%	(26.54)%	28.17%	41.52%	3.58%

Net assets, end of period (in 000’s)	$10,793		$9,602	$7,778	$11,575	$9,302	$6,735

Ratio of net expenses to average net assets	0.98	%(c)	1.07%	1.10%	1.11%	1.16%	1.16%

Ratio of total expenses to average net assets	1.37	%(c)	1.38%	1.31%	1.32%	1.37%	1.45%

Ratio of net investment loss to average net assets	(0.23	)%(c)	(0.36)%	(0.66)%	(0.63)%	(0.44)%	(0.18)%

Portfolio turnover rate(d)		17%	32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Concentrated Growth

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.01		$11.47	$20.54	$17.56	$13.87	$15.88

Net investment loss(a)	(0.06)		(0.12)	(0.21)	(0.24)	(0.17)	(0.13)

Net realized and unrealized gain (loss)	1.97		2.42	(4.13)	4.67	5.34	0.22

Total from investment operations	1.91		2.30	(4.34)	4.43	5.17	0.09

Distributions to shareholders from net realized gains	(0.10)		(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Net asset value, end of period	$13.82		$12.01	$11.47	$20.54	$17.56	$13.87

Total Return(b)	15.98%		23.69%	(27.13)%	27.24%	40.47%	2.81%

Net assets, end of period (in 000’s)	$854		$747	$570	$1,008	$1,162	$823

Ratio of net expenses to average net assets	1.73	%(c)	1.82%	1.85%	1.86%	1.91%	1.91%

Ratio of total expenses to average net assets	2.12	%(c)	2.13%	2.06%	2.07%	2.10%	2.21%

Ratio of net investment loss to average net assets	(0.98	)%(c)	(1.10)%	(1.42)%	(1.38)%	(1.23)%	(0.98)%

Portfolio turnover rate(d)	17%		32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Concentrated Growth

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$21.22		$18.74	$30.22	$24.92	$18.93	$20.61

Net investment income (loss)(a)	0.01		(0.01)	(0.09)	(0.08)	(0.01)	0.03

Net realized and unrealized gain (loss)	3.51		4.25	(6.66)	6.83	7.50	0.41

Total from investment operations	3.52		4.24	(6.75)	6.75	7.49	0.44

Distributions to shareholders from net investment income	–		–	–	–	(0.02)	(0.02)

Distributions to shareholders from net realized gains	(0.10)		(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Total distributions	(0.10)		(1.76)	(4.73)	(1.45)	(1.50)	(2.12)

Net asset value, end of period	$24.64		$21.22	$18.74	$30.22	$24.92	$18.93

Total Return(b)	16.59%		24.94%	(26.32)%	28.56%	41.98%	3.98%

Net assets, end of period (in 000’s)	$13,780		$11,282	$9,676	$16,789	$13,744	$12,497

Ratio of net expenses to average net assets	0.70	%(c)	0.78%	0.80%	0.80%	0.81%	0.80%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	0.94%	0.95%	1.01%	1.07%

Ratio of net investment income (loss) to average net assets	0.07	%(c)	(0.06)%	(0.37)%	(0.32)%	(0.07)%	0.17%

Portfolio turnover rate(d)	17%		32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Concentrated Growth

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.46		$17.34	$28.33	$23.46	$17.90	$19.66

Net investment income (loss)(a)	0.01		(0.01)	(0.09)	(0.09)	(0.03)	0.01

Net realized and unrealized gain (loss)	3.20		3.89	(6.17)	6.41	7.07	0.36

Total from investment operations	3.21		3.88	(6.26)	6.32	7.04	0.37

Distributions to shareholders from net investment income	–		–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.10)		(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Total distributions	(0.10)		(1.67)	(4.73)	(1.45)	(1.48)	(2.13)

Net asset value, end of period	$22.57		$19.46	$17.34	$28.33	$23.46	$17.90

Total Return(c)	16.54%		24.88%	(26.35)%	28.50%	41.87%	3.83%

Net assets, end of period (in 000’s)	$8,008		$5,173	$163	$296	$189	$133

Ratio of net expenses to average net assets	0.71	%(d)	0.80%	0.85%	0.86%	0.91%	0.91%

Ratio of total expenses to average net assets	1.12	%(d)	1.12%	1.06%	1.07%	1.11%	1.22%

Ratio of net investment income (loss) to average net assets	0.07	%(d)	(0.06)%	(0.42)%	(0.39)%	(0.18)%	0.03%

Portfolio turnover rate(e)	17%		32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Concentrated Growth

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$21.15		$18.69	$30.15	$24.86	$18.88	$20.60

Net investment income (loss)(a)	0.01		(0.01)	(0.09)	(0.08)	(0.01)	0.04

Net realized and unrealized gain (loss)	3.50		4.23	(6.64)	6.82	7.49	0.39

Total from investment operations	3.51		4.22	(6.73)	6.74	7.48	0.43

Distributions to shareholders from net investment income	–		–	–	–	(0.02)	(0.05)

Distributions to shareholders from net realized gains	(0.10)		(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Total distributions	(0.10)		(1.76)	(4.73)	(1.45)	(1.50)	(2.15)

Net asset value, end of period	$24.56		$21.15	$18.69	$30.15	$24.86	$18.88

Total Return(b)	16.64%		24.90%	(26.31)%	28.59%	42.05%	4.00%

Net assets, end of period (in 000’s)	$2,280		$2,087	$780	$1,497	$806	$538

Ratio of net expenses to average net assets	0.69	%(c)	0.76%	0.79%	0.79%	0.80%	0.79%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	0.93%	0.94%	0.98%	1.04%

Ratio of net investment income (loss) to average net assets	0.06	%(c)	(0.05)%	(0.36)%	(0.30)%	(0.07)%	0.22%

Portfolio turnover rate(d)	17%		32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Concentrated Growth

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$21.15		$18.68	$30.14	$24.85	$18.88	$20.60

Net investment income (loss)(a)	0.01		(0.01)	(0.08)	(0.08)	(0.01)	0.03

Net realized and unrealized gain (loss)	3.49		4.24	(6.65)	6.82	7.48	0.40

Total from investment operations	3.50		4.23	(6.73)	6.74	7.47	0.43

Distributions to shareholders from net investment income	–		–	–	–	(0.02)	(0.05)

Distributions to shareholders from net realized gains	(0.10)		(1.76)	(4.73)	(1.45)	(1.48)	(2.10)

Total distributions	(0.10)		(1.76)	(4.73)	(1.45)	(1.50)	(2.15)

Net asset value, end of period	$24.55		$21.15	$18.68	$30.14	$24.85	$18.88

Total Return(b)	16.59%		24.97%	(26.32)%	28.60%	42.00%	4.01%

Net assets, end of period (in 000’s)	$149,493		$134,270	$127,302	$190,213	$160,582	$128,289

Ratio of net expenses to average net assets	0.69	%(c)	0.77%	0.79%	0.79%	0.80%	0.79%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	0.93%	0.94%	0.99%	1.06%

Ratio of net investment income (loss) to average net assets	0.06	%(c)	(0.06)%	(0.35)%	(0.31)%	(0.06)%	0.18%

Portfolio turnover rate(d)	17%		32%	29%	37%	36%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.91		$14.09	$16.94	$13.78	$11.93	$12.66

Net investment income(a)	0.04		0.08	0.06	0.03	0.07	0.09

Net realized and unrealized gain (loss)	2.11		2.35	(1.85)	3.93	2.48	0.15

Total from investment operations	2.15		2.43	(1.79)	3.96	2.55	0.24

Distributions to shareholders from net investment income	(0.01)		(0.08)	(0.03)	(0.06)	(0.08)	(0.10)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.15)		(0.61)	(1.06)	(0.80)	(0.70)	(0.97)

Net asset value, end of period	$17.91		$15.91	$14.09	$16.94	$13.78	$11.93

Total Return(b)	13.64%		17.92%	(11.46)%	30.12%	22.18%	3.07%

Net assets, end of period (in 000’s)	$15,873		$19,760	$6,820	$7,359	$5,843	$5,383

Ratio of net expenses to average net assets	0.94	%(c)	0.96%	0.96%	0.96%	1.00%	0.97%

Ratio of total expenses to average net assets	1.32	%(c)	1.54%	1.60%	2.00%	2.47%	2.88%

Ratio of net investment income to average net assets	0.48	%(c)	0.52%	0.37%	0.21%	0.58%	0.74%

Portfolio turnover rate(d)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.94		$11.57	$14.17	$11.67	$10.23	$11.00

Net investment loss(a)	(0.02)		(0.02)	(0.05)	(0.07)	(0.02)	–	(b)

Net realized and unrealized gain (loss)	1.72		1.92	(1.52)	3.31	2.10	0.13

Total from investment operations	1.70		1.90	(1.57)	3.24	2.08	0.13

Distributions to shareholders from net investment income	–		–	–	–	(0.02)	(0.03)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.14)		(0.53)	(1.03)	(0.74)	(0.64)	(0.90)

Net asset value, end of period	$14.50		$12.94	$11.57	$14.17	$11.67	$10.23

Total Return(c)	13.26%		17.02%	(12.07)%	29.19%	21.16%	2.30%

Net assets, end of period (in 000’s)	$2,279		$1,271	$890	$1,354	$1,516	$1,288

Ratio of net expenses to average net assets	1.69	%(d)	1.71%	1.71%	1.71%	1.75%	1.72%

Ratio of total expenses to average net assets	2.04	%(d)	2.30%	2.35%	2.76%	3.19%	3.63%

Ratio of net investment loss to average net assets	(0.25	)%(d)	(0.21)%	(0.39)%	(0.54)%	(0.16)%	0.00	%(e)

Portfolio turnover rate(f)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.62		$15.53	$18.56	$15.01	$12.94	$13.61

Net investment income(a)	0.08		0.15	0.13	0.09	0.12	0.13

Net realized and unrealized gain (loss)	2.35		2.59	(2.04)	4.31	2.70	0.19

Total from investment operations	2.43		2.74	(1.91)	4.40	2.82	0.32

Distributions to shareholders from net investment income	(0.08)		(0.12)	(0.09)	(0.11)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.22)		(0.65)	(1.12)	(0.85)	(0.75)	(0.99)

Net asset value, end of period	$19.83		$17.62	$15.53	$18.56	$15.01	$12.94

Total Return(b)	13.91%		18.30%	(11.10)%	30.62%	22.53%	3.47%

Net assets, end of period (in 000’s)	$29,724		$12,776	$8,832	$4,514	$594	$587

Ratio of net expenses to average net assets	0.58	%(c)	0.59%	0.59%	0.59%	0.62%	0.59%

Ratio of total expenses to average net assets	0.90	%(c)	1.18%	1.24%	1.46%	2.11%	2.41%

Ratio of net investment income to average net assets	0.86	%(c)	0.91%	0.78%	0.54%	0.95%	1.08%

Portfolio turnover rate(d)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.19		$15.12	$18.09	$14.66	$12.65	$13.35

Net investment income(a)	0.07		0.13	0.14	0.07	0.10	0.12

Net realized and unrealized gain (loss)	2.28		2.52	(2.01)	4.19	2.64	0.18

Total from investment operations	2.35		2.65	(1.87)	4.26	2.74	0.30

Distributions to shareholders from net investment income	(0.07)		(0.05)	(0.07)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.21)		(0.58)	(1.10)	(0.83)	(0.73)	(1.00)

Net asset value, end of period	$19.33		$17.19	$15.12	$18.09	$14.66	$12.65

Total Return(b)	13.82%		18.14%	(11.21)%	30.39%	22.43%	3.40%

Net assets, end of period (in 000’s)	$16,394		$5,055	$66	$52	$38	$70

Ratio of net expenses to average net assets	0.69	%(c)	0.72%	0.71%	0.71%	0.76%	0.72%

Ratio of total expenses to average net assets	1.01	%(c)	1.22%	1.42%	1.74%	2.66%	2.63%

Ratio of net investment income to average net assets	0.78	%(c)	0.77%	0.91%	0.46%	0.78%	0.99%

Portfolio turnover rate(d)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.58		$15.50	$18.52	$14.98	$12.91	$13.61

Net investment income(a)	0.08		0.15	0.15	0.10	0.13	0.14

Net realized and unrealized gain (loss)	2.34		2.59	(2.05)	4.29	2.69	0.18

Total from investment operations	2.42		2.74	(1.90)	4.39	2.82	0.32

Distributions to shareholders from net investment income	(0.08)		(0.13)	(0.09)	(0.11)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.22)		(0.66)	(1.12)	(0.85)	(0.75)	(1.02)

Net asset value, end of period	$19.78		$17.58	$15.50	$18.52	$14.98	$12.91

Total Return(b)	13.89%		18.36%	(11.12)%	30.64%	22.60%	3.47%

Net assets, end of period (in 000’s)	$17,549		$7,236	$2,061	$334	$226	$202

Ratio of net expenses to average net assets	0.57	%(c)	0.59%	0.58%	0.58%	0.61%	0.59%

Ratio of total expenses to average net assets	0.91	%(c)	1.16%	1.26%	1.61%	2.10%	2.59%

Ratio of net investment income to average net assets	0.89	%(c)	0.92%	0.92%	0.59%	0.96%	1.17%

Portfolio turnover rate(d)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.00		$13.32	$16.08	$13.13	$11.40	$12.14

Net investment income (loss)(a)	0.02		0.03	– (b)	(0.01)	0.04	0.05

Net realized and unrealized gain (loss)	2.00		2.23	(1.73)	3.74	2.36	0.16

Total from investment operations	2.02		2.26	(1.73)	3.73	2.40	0.21

Distributions to shareholders from net investment income	(0.04)		(0.05)	–	(0.04)	(0.05)	(0.08)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.18)		(0.58)	(1.03)	(0.78)	(0.67)	(0.95)

Net asset value, end of period	$16.84		$15.00	$13.32	$16.08	$13.13	$11.40

Total Return(c)	13.59%		17.62%	(11.68)%	29.78%	21.78%	2.89%

Net assets, end of period (in 000’s)	$426		$118	$10	$46	$49	$39

Ratio of net expenses to average net assets	1.19	%(d)	1.21%	1.21%	1.21%	1.25%	1.22%

Ratio of total expenses to average net assets	1.50	%(d)	1.75%	1.89%	2.23%	2.63%	3.13%

Ratio of net investment income (loss) to average net assets	0.25	%(d)	0.22%	0.01%	(0.04)%	0.33%	0.49%

Portfolio turnover rate(e)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.59		$15.51	$18.52	$14.99	$12.92	$13.61

Net investment income(a)	0.08		0.15	0.13	0.10	0.13	0.14

Net realized and unrealized gain (loss)	2.34		2.58	(2.02)	4.28	2.69	0.19

Total from investment operations	2.42		2.73	(1.89)	4.38	2.82	0.33

Distributions to shareholders from net investment income	(0.08)		(0.12)	(0.09)	(0.11)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(0.14)		(0.53)	(1.03)	(0.74)	(0.62)	(0.87)

Total distributions	(0.22)		(0.65)	(1.12)	(0.85)	(0.75)	(1.02)

Net asset value, end of period	$19.79		$17.59	$15.51	$18.52	$14.99	$12.92

Total Return(b)	13.88%		18.34%	(11.07)%	30.55%	22.58%	3.56%

Net assets, end of period (in 000’s)	$66,345		$24,509	$22,240	$24,713	$15,263	$11,110

Ratio of net expenses to average net assets	0.57	%(c)	0.58%	0.58%	0.58%	0.61%	0.58%

Ratio of total expenses to average net assets	0.89	%(c)	1.18%	1.22%	1.59%	1.94%	2.47%

Ratio of net investment income to average net assets	0.87	%(c)	0.92%	0.75%	0.59%	0.96%	1.13%

Portfolio turnover rate(d)	47%		63%	49%	43%	69%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$28.07		$26.18	$34.35	$26.94	$22.93	$32.46

Net investment income (loss)(a)	0.05		0.09	0.04	(0.05)	0.05	0.08

Net realized and unrealized gain (loss)	3.59		3.87	(4.79)	8.52	4.93	(0.28)

Total from investment operations	3.64		3.96	(4.75)	8.47	4.98	(0.20)

Distributions to shareholders from net investment income	(0.11)		(0.08)	–	(0.06)	(0.08)	– (b)

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.14)		(2.07)	(3.42)	(1.06)	(0.97)	(9.33)

Net asset value, end of period	$31.57		$28.07	$26.18	$34.35	$26.94	$22.93

Total Return(c)	12.99%		16.13%	(15.37)%	32.38%	22.26%	3.72%

Net assets, end of period (in 000’s)	$896,114		$816,621	$756,801	$961,786	$776,919	$708,827

Ratio of net expenses to average net assets	1.02	%(d)	1.04%	1.07%	1.11%	1.14%	1.14%

Ratio of total expenses to average net assets	1.15	%(d)	1.17%	1.15%	1.17%	1.22%	1.22%

Ratio of net investment income (loss) to average net assets	0.36	%(d)	0.35%	0.14%	(0.17)%	0.23%	0.36%

Portfolio turnover rate(e)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.65		$13.81	$19.86	$16.05	$14.05	$24.01

Net investment loss(a)	(0.03)		(0.05)	(0.10)	(0.16)	(0.06)	(0.07)

Net realized and unrealized gain (loss)	1.73		1.91	(2.53)	4.97	2.95	(0.56)

Total from investment operations	1.70		1.86	(2.63)	4.81	2.89	(0.63)

Distributions to shareholders from net investment income	(0.05)		(0.03)	–	–	–	–

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.08)		(2.02)	(3.42)	(1.00)	(0.89)	(9.33)

Net asset value, end of period	$15.27		$13.65	$13.81	$19.86	$16.05	$14.05

Total Return(b)	12.53%		15.32%	(16.04)%	31.41%	21.37%	3.01%

Net assets, end of period (in 000’s)	$18,420		$16,921	$16,518	$21,144	$16,596	$18,674

Ratio of net expenses to average net assets	1.77	%(c)	1.79%	1.82%	1.86%	1.89%	1.89%

Ratio of total expenses to average net assets	1.90	%(c)	1.92%	1.90%	1.92%	1.97%	1.97%

Ratio of net investment loss to average net assets	(0.39	)%(c)	(0.40)%	(0.61)%	(0.92)%	(0.45)%	(0.41)%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$33.78		$31.09	$40.01	$31.19	$26.39	$35.76

Net investment income(a)	0.12		0.21	0.17	0.07	0.16	0.20

Net realized and unrealized gain (loss)	4.32		4.64	(5.67)	9.90	5.70	(0.17)

Total from investment operations	4.44		4.85	(5.50)	9.97	5.86	0.03

Distributions to shareholders from net investment income	(0.20)		(0.17)	–	(0.15)	(0.17)	(0.07)

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.23)		(2.16)	(3.42)	(1.15)	(1.06)	(9.40)

Net asset value, end of period	$37.99		$33.78	$31.09	$40.01	$31.19	$26.39

Total Return(b)	13.18%		16.54%	(15.08)%	32.86%	22.71%	4.14%

Net assets, end of period (in 000’s)	$122,425		$104,217	$93,741	$118,823	$64,708	$60,169

Ratio of net expenses to average net assets	0.70	%(c)	0.71%	0.72%	0.74%	0.76%	0.75%

Ratio of total expenses to average net assets	0.79	%(c)	0.80%	0.78%	0.80%	0.84%	0.83%

Ratio of net investment income to average net assets	0.68	%(c)	0.69%	0.49%	0.20%	0.58%	0.74%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$26.13		$24.51	$32.41	$25.46	$21.73	$31.33

Net investment income (loss)(a)	0.02		0.05	(0.03)	(0.08)	0.03	0.06

Net realized and unrealized gain (loss)	3.34		3.60	(4.45)	8.04	4.66	(0.33)

Total from investment operations	3.36		3.65	(4.48)	7.96	4.69	(0.27)

Distributions to shareholders from net investment income	(0.06)		(0.04)	–	(0.01)	(0.07)	–

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.09)		(2.03)	(3.42)	(1.01)	(0.96)	(9.33)

Net asset value, end of period	$29.40		$26.13	$24.51	$32.41	$25.46	$21.73

Total Return(b)	12.89%		15.99%	(15.50)%	32.21%	22.12%	3.57%

Net assets, end of period (in 000’s)	$798		$960	$486	$2,151	$1,814	$1,546

Ratio of net expenses to average net assets	1.20	%(c)	1.21%	1.23%	1.24%	1.26%	1.25%

Ratio of total expenses to average net assets	1.29	%(c)	1.30%	1.28%	1.30%	1.34%	1.33%

Ratio of net investment income (loss) to average net assets	0.17	%(c)	0.20%	(0.11)%	(0.30)%	0.13%	0.25%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$28.96		$26.96	$35.18	$27.56	$23.43	$32.94

Net investment income(a)	0.09		0.16	0.13	0.02	0.11	0.15

Net realized and unrealized gain (loss)	3.70		3.98	(4.93)	8.73	5.05	(0.28)

Total from investment operations	3.79		4.14	(4.80)	8.75	5.16	(0.13)

Distributions to shareholders from net investment income	(0.18)		(0.15)	–	(0.13)	(0.14)	(0.05)

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.21)		(2.14)	(3.42)	(1.13)	(1.03)	(9.38)

Net asset value, end of period	$32.54		$28.96	$26.96	$35.18	$27.56	$23.43

Total Return(b)	13.15%		16.43%	(15.16)%	32.71%	22.56%	3.96%

Net assets, end of period (in 000’s)	$49,548		$40,556	$36,346	$21,889	$8,703	$6,649

Ratio of net expenses to average net assets	0.77	%(c)	0.79%	0.81%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	0.90	%(c)	0.92%	0.90%	0.92%	0.96%	0.97%

Ratio of net investment income to average net assets	0.60	%(c)	0.61%	0.44%	0.08%	0.46%	0.60%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$33.72		$31.04	$39.96	$31.14	$26.35	$35.75

Net investment income(a)	0.12		0.22	0.19	0.07	0.16	0.19

Net realized and unrealized gain (loss)	4.31		4.62	(5.69)	9.90	5.69	(0.17)

Total from investment operations	4.43		4.84	(5.50)	9.97	5.85	0.02

Distributions to shareholders from net investment income	(0.20)		(0.17)	–	(0.15)	(0.17)	(0.09)

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.23)		(2.16)	(3.42)	(1.15)	(1.06)	(9.42)

Net asset value, end of period	$37.92		$33.72	$31.04	$39.96	$31.14	$26.35

Total Return(b)	13.15%		16.55%	(15.07)%	32.92%	22.71%	4.12%

Net assets, end of period (in 000’s)	$98,154		$88,467	$78,897	$8,707	$2,454	$2,313

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.70%	0.73%	0.75%	0.74%

Ratio of total expenses to average net assets	0.78	%(c)	0.79%	0.77%	0.78%	0.83%	0.83%

Ratio of net investment income to average net assets	0.69	%(c)	0.70%	0.56%	0.21%	0.59%	0.75%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$25.86		$24.29	$32.19	$25.32	$21.63	$31.26

Net investment income (loss)(a)	0.01		0.02	(0.03)	(0.12)	– (b)	0.02

Net realized and unrealized gain (loss)	3.31		3.57	(4.45)	8.01	4.62	(0.32)

Total from investment operations	3.32		3.59	(4.48)	7.89	4.62	(0.30)

Distributions to shareholders from net investment income	(0.05)		(0.03)	–	(0.02)	(0.04)	–

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.08)		(2.02)	(3.42)	(1.02)	(0.93)	(9.33)

Net asset value, end of period	$29.10		$25.86	$24.29	$32.19	$25.32	$21.63

Total Return(c)	12.82%		15.85%	(15.58)%	32.09%	21.90%	3.47%

Net assets, end of period (in 000’s)	$9,520		$8,577	$8,186	$12,608	$10,097	$8,559

Ratio of net expenses to average net assets	1.27	%(d)	1.29%	1.32%	1.36%	1.39%	1.39%

Ratio of total expenses to average net assets	1.40	%(d)	1.42%	1.40%	1.42%	1.47%	1.47%

Ratio of net investment income (loss) to average net assets	0.11	%(d)	0.10%	(0.12)%	(0.42)%	0.01%	0.11%

Portfolio turnover rate(e)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$33.71		$31.03	$39.94	$31.13	$26.34	$35.74

Net investment income(a)	0.12		0.22	0.18	0.07	0.16	0.20

Net realized and unrealized gain (loss)	4.31		4.62	(5.67)	9.89	5.69	(0.18)

Total from investment operations	4.43		4.84	(5.49)	9.96	5.85	0.02

Distributions to shareholders from net investment income	(0.20)		(0.17)	–	(0.15)	(0.17)	(0.09)

Distributions to shareholders from net realized gains	(0.03)		(1.99)	(3.42)	(1.00)	(0.89)	(9.33)

Total distributions	(0.23)		(2.16)	(3.42)	(1.15)	(1.06)	(9.42)

Net asset value, end of period	$37.91		$33.71	$31.03	$39.94	$31.13	$26.34

Total Return(b)	13.19%		16.56%	(15.08)%	32.90%	22.73%	4.13%

Net assets, end of period (in 000’s)	$139,290		$120,003	$109,347	$132,700	$95,182	$85,422

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.71%	0.73%	0.75%	0.74%

Ratio of total expenses to average net assets	0.78	%(c)	0.79%	0.77%	0.79%	0.83%	0.82%

Ratio of net investment income to average net assets	0.69	%(c)	0.70%	0.50%	0.21%	0.59%	0.75%

Portfolio turnover rate(d)	24%		42%	63%	46%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.84		$11.03	$18.20	$17.14	$18.14	$23.42

Net investment loss(a)	(0.03)		(0.05)	(0.10)	(0.15)	(0.10)	(0.09)

Net realized and unrealized gain (loss)	1.42		0.86	(3.93)	5.26	4.13	0.69

Total from investment operations	1.39		0.81	(4.03)	5.11	4.03	0.60

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$12.23		$10.84	$11.03	$18.20	$17.14	$18.14

Total Return(b)	12.82%		7.76%	(25.93)%	33.85%	28.84%	8.00%

Net assets, end of period (in 000’s)	$260,573		$244,602	$262,404	$404,921	$347,644	$331,433

Ratio of net expenses to average net assets	1.15	%(c)	1.19%	1.24%	1.24%	1.25%	1.27%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.37%	1.37%	1.41%	1.39%

Ratio of net investment loss to average net assets	(0.47	)%(c)	(0.51)%	(0.73)%	(0.87)%	(0.64)%	(0.51)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.31		$17.15	$102.96	$162.72	$243.84	$386.64

Net investment loss(a)	(0.11)		(0.21)	(0.48)	(1.68)	(2.16)	(3.12)

Net realized and unrealized gain (loss)	2.26		1.37	(9.97)	39.12	41.76	1.44

Total from investment operations	2.15		1.16	(10.45)	37.44	39.60	(1.68)

Distributions to shareholders from net realized gains	–		(1.00)	(75.36)	(97.20)	(120.72)	(141.12)

Net asset value, end of period	$19.46		$17.31	$17.15	$102.96	$162.72	$243.84

Total Return(b)	12.42%		7.00%	(26.40)%	32.89%	27.86%	7.24%

Net assets, end of period (in 000’s)	$10,500		$10,235	$13,261	$23,337	$28,894	$40,072

Ratio of net expenses to average net assets	1.90	%(c)	1.94%	1.99%	1.99%	2.00%	2.02%

Ratio of total expenses to average net assets	2.13	%(c)	2.14%	2.12%	2.12%	2.16%	2.14%

Ratio of net investment loss to average net assets	(1.22	)%(c)	(1.26)%	(1.48)%	(1.62)%	(1.38)%	(1.25)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.73		$17.37	$26.68	$23.41	$22.93	$27.78

Net investment loss(a)	(0.02)		(0.03)	(0.08)	(0.13)	(0.06)	(0.04)

Net realized and unrealized gain (loss)	2.32		1.39	(6.09)	7.45	5.57	1.07

Total from investment operations	2.30		1.36	(6.17)	7.32	5.51	1.03

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$20.03		$17.73	$17.37	$26.68	$23.41	$22.93

Total Return(b)	12.97%		8.11%	(25.69)%	34.27%	29.33%	8.34%

Net assets, end of period (in 000’s)	$278,126		$275,045	$313,137	$478,127	$442,693	$491,659

Ratio of net expenses to average net assets	0.85	%(c)	0.87%	0.90%	0.90%	0.91%	0.93%

Ratio of total expenses to average net assets	1.02	%(c)	1.02%	1.00%	1.00%	1.03%	1.01%

Ratio of net investment loss to average net assets	(0.17	)%(c)	(0.20)%	(0.39)%	(0.53)%	(0.29)%	(0.17)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.03		$9.36	$15.97	$15.50	$16.89	$22.29

Net investment loss(a)	(0.03)		(0.06)	(0.10)	(0.16)	(0.11)	(0.11)

Net realized and unrealized gain (loss)	1.18		0.73	(3.37)	4.68	3.75	0.59

Total from investment operations	1.15		0.67	(3.47)	4.52	3.64	0.48

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$10.18		$9.03	$9.36	$15.97	$15.50	$16.89

Total Return(b)	12.74%		7.64%	(26.06)%	33.59%	28.64%	7.82%

Net assets, end of period (in 000’s)	$23,437		$21,916	$21,107	$33,114	$27,723	$27,094

Ratio of net expenses to average net assets	1.35	%(c)	1.37%	1.40%	1.40%	1.41%	1.43%

Ratio of total expenses to average net assets	1.52	%(c)	1.52%	1.50%	1.50%	1.53%	1.51%

Ratio of net investment loss to average net assets	(0.65	)%(c)	(0.70)%	(0.90)%	(1.03)%	(0.79)%	(0.67)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.83		$12.84	$20.61	$18.90	$19.47	$24.59

Net investment loss(a)	(0.01)		(0.03)	(0.07)	(0.12)	(0.07)	(0.05)

Net realized and unrealized gain (loss)	1.67		1.02	(4.56)	5.88	4.53	0.81

Total from investment operations	1.66		0.99	(4.63)	5.76	4.46	0.76

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$14.49		$12.83	$12.84	$20.61	$18.90	$19.47

Total Return(b)	12.94%		8.09%	(25.79)%	34.19%	29.15%	8.33%

Net assets, end of period (in 000’s)	$94,794		$69,632	$70,759	$105,878	$81,928	$77,012

Ratio of net expenses to average net assets	0.90	%(c)	0.93%	0.99%	0.99%	1.00%	1.01%

Ratio of total expenses to average net assets	1.13	%(c)	1.14%	1.12%	1.12%	1.16%	1.15%

Ratio of net investment loss to average net assets	(0.22	)%(c)	(0.26)%	(0.48)%	(0.62)%	(0.39)%	(0.25)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.76		$17.40	$26.72	$23.44	$22.95	$27.80

Net investment loss(a)	(0.01)		(0.03)	(0.08)	(0.13)	(0.06)	(0.04)

Net realized and unrealized gain (loss)	2.33		1.39	(6.10)	7.46	5.58	1.07

Total from investment operations	2.32		1.36	(6.18)	7.33	5.52	1.03

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$20.08		$17.76	$17.40	$26.72	$23.44	$22.95

Total Return(b)	13.06%		8.10%	(25.69)%	34.27%	29.35%	8.35%

Net assets, end of period (in 000’s)	$208,380		$192,601	$199,472	$283,233	$211,480	$181,988

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.89%	0.89%	0.90%	0.92%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	0.99%	0.99%	1.02%	1.00%

Ratio of net investment loss to average net assets	(0.11	)%(c)	(0.18)%	(0.38)%	(0.53)%	(0.28)%	(0.16)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.03		$9.37	$15.99	$15.53	$16.92	$22.33

Net investment loss(a)	(0.03)		(0.07)	(0.11)	(0.17)	(0.12)	(0.13)

Net realized and unrealized gain (loss)	1.17		0.73	(3.37)	4.68	3.76	0.60

Total from investment operations	1.14		0.66	(3.48)	4.51	3.64	0.47

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$10.17		$9.03	$9.37	$15.99	$15.53	$16.92

Total Return(b)	12.62%		7.53%	(26.10)%	33.44%	28.58%	7.75%

Net assets, end of period (in 000’s)	$32,736		$31,403	$33,397	$54,987	$48,780	$45,005

Ratio of net expenses to average net assets	1.40	%(c)	1.43%	1.49%	1.49%	1.50%	1.51%

Ratio of total expenses to average net assets	1.63	%(c)	1.64%	1.62%	1.62%	1.66%	1.64%

Ratio of net investment loss to average net assets	(0.72	)%(c)	(0.76)%	(0.98)%	(1.12)%	(0.89)%	(0.76)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.78		$17.41	$26.74	$23.45	$22.96	$27.80

Net investment loss(a)	(0.01)		(0.03)	(0.08)	(0.13)	(0.06)	(0.04)

Net realized and unrealized gain (loss)	2.32		1.40	(6.11)	7.47	5.58	1.08

Total from investment operations	2.31		1.37	(6.19)	7.34	5.52	1.04

Distributions to shareholders from net realized gains	–		(1.00)	(3.14)	(4.05)	(5.03)	(5.88)

Net asset value, end of period	$20.09		$17.78	$17.41	$26.74	$23.45	$22.96

Total Return(b)	12.99%		8.15%	(25.68)%	34.26%	29.34%	8.38%

Net assets, end of period (in 000’s)	$45,265		$43,066	$50,932	$90,649	$69,989	$69,893

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.89%	0.89%	0.90%	0.92%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	0.99%	0.99%	1.02%	1.00%

Ratio of net investment loss to average net assets	(0.16	)%(c)	(0.19)%	(0.40)%	(0.53)%	(0.28)%	(0.16)%

Portfolio turnover rate(d)	27%		43%	50%	57%	65%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.01		$11.16	$16.89		$12.81		$10.00

Net investment loss(b)	(0.05)		(0.10)	(0.10	)(c)	(0.16	)(d)	(0.09)

Net realized and unrealized gain (loss)	1.61		0.95	(4.04)		5.36		2.92

Total from investment operations	1.56		0.85	(4.14)		5.20		2.83

Distributions to shareholders from net investment income	–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$13.57		$12.01	$11.16		$16.89		$12.81

Total Return(e)	13.07%		7.62%	(26.55)%		41.87%		28.30%

Net assets, end of period (in 000’s)	$575		$561	$451		$669		$175

Ratio of net expenses to average net assets	1.22	%(f)	1.24%	1.28%		1.28%		1.30	%(f)

Ratio of total expenses to average net assets	2.12	%(f)	2.09%	2.16%		3.50%		8.30	%(f)

Ratio of net investment loss to average net assets	(0.77	)%(f)	(0.85)%	(0.74	)%(c)	(1.01	)%(d)	(0.94	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$11.67		$10.93	$16.69		$12.74		$10.00

Net investment loss(b)	(0.09)		(0.17)	(0.20	)(c)	(0.27	)(d)	(0.15)

Net realized and unrealized gain (loss)	1.56		0.91	(3.97)		5.32		2.89

Total from investment operations	1.47		0.74	(4.17)		5.05		2.74

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Net asset value, end of period	$13.14		$11.67	$10.93		$16.69		$12.74

Total Return(e)	12.68%		6.77%	(27.08)%		40.86%		27.44%

Net assets, end of period (in 000’s)	$149		$112	$72		$119		$91

Ratio of net expenses to average net assets	1.97	%(f)	2.00%	2.03%		2.03%		2.06	%(f)

Ratio of total expenses to average net assets	2.87	%(f)	2.84%	2.92%		4.09%		9.80	%(f)

Ratio of net investment loss to average net assets	(1.52	)%(f)	(1.58)%	(1.48	)%(c)	(1.78	)%(d)	(1.70	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.17		$11.28	$16.98		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.06)	(0.04	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	1.64		0.95	(4.07)		5.37		2.91

Total from investment operations	1.61		0.89	(4.11)		5.27		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$13.78		$12.17	$11.28		$16.98		$12.84

Total Return(e)	13.23%		7.89%	(26.21)%		42.36%		28.68%

Net assets, end of period (in 000’s)	$22,849		$22,012	$18,661		$14,313		$10,516

Ratio of net expenses to average net assets	0.91	%(f)	0.91%	0.91%		0.91%		0.93	%(f)

Ratio of total expenses to average net assets	1.77	%(f)	1.73%	1.75%		2.93%		8.24	%(f)

Ratio of net investment loss to average net assets	(0.46	)%(f)	(0.49)%	(0.34	)%(c)	(0.66	)%(d)	(0.58	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.13		$11.24	$16.96		$12.83		$10.00

Net investment loss(b)	(0.03)		(0.08)	(0.06	)(c)	(0.12	)(d)	(0.06)

Net realized and unrealized gain (loss)	1.63		0.97	(4.07)		5.37		2.91

Total from investment operations	1.60		0.89	(4.13)		5.25		2.85

Distributions to shareholders from net investment income	–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$13.73		$12.13	$11.24		$16.96		$12.83

Total Return(e)	13.19%		7.92%	(26.37)%		42.21%		28.55%

Net assets, end of period (in 000’s)	$26,413		$5,116	$67		$91		$64

Ratio of net expenses to average net assets	0.97	%(f)	0.98%	1.03%		1.03%		1.06	%(f)

Ratio of total expenses to average net assets	1.77	%(f)	1.77%	1.90%		3.13%		9.22	%(f)

Ratio of net investment loss to average net assets	(0.48	)%(f)	(0.63)%	(0.48	)%(c)	(0.78	)%(d)	(0.69	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.18		$11.28	$16.99		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.06)	(0.05	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	1.63		0.96	(4.07)		5.38		2.91

Total from investment operations	1.60		0.90	(4.12)		5.28		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$13.78		$12.18	$11.28		$16.99		$12.84

Total Return(e)	13.22%		7.98%	(26.25)%		42.44%		28.68%

Net assets, end of period (in 000’s)	$90		$80	$68		$92		$64

Ratio of net expenses to average net assets	0.90	%(f)	0.90%	0.90%		0.90%		0.93	%(f)

Ratio of total expenses to average net assets	1.76	%(f)	1.72%	1.77%		3.00%		9.08	%(f)

Ratio of net investment loss to average net assets	(0.44	)%(f)	(0.49)%	(0.35	)%(c)	(0.65	)%(d)	(0.55	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2020(a)
			2023	2022		2021

Per Share Data

Net asset value, beginning of period	$12.17		$11.27	$16.98		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.06)	(0.04	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	1.63		0.96	(4.08)		5.37		2.91

Total from investment operations	1.60		0.90	(4.12)		5.27		2.86

Distributions to shareholders from net investment income	–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–	(1.59)		(1.10)		–

Total distributions	–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$13.77		$12.17	$11.27		$16.98		$12.84

Total Return(e)	13.23%		7.99%	(26.27)%		42.38%		28.68%

Net assets, end of period (in 000’s)	$13,167		$12,859	$11,540		$5,349		$2,831

Ratio of net expenses to average net assets	0.90	%(f)	0.90%	0.90%		0.90%		0.90	%(f)

Ratio of total expenses to average net assets	1.76	%(f)	1.72%	1.75%		3.00%		6.73	%(f)

Ratio of net investment loss to average net assets	(0.44	)%(f)	(0.49)%	(0.35	)%(c)	(0.64	)%(d)	(0.55	)%(f)

Portfolio turnover rate(g)	51%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$18.04		$17.06	$28.31	$23.56	$20.53	$23.94

Net investment loss(a)	(0.06)		(0.12)	(0.17)	(0.25)	(0.15)	(0.12	)(b)

Net realized and unrealized gain (loss)	2.93		1.10	(7.31)	8.84	6.20	0.36

Total from investment operations	2.87		0.98	(7.48)	8.59	6.05	0.24

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$20.91		$18.04	$17.06	$28.31	$23.56	$20.53

Total Return(c)	15.96%		5.74%	(29.64)%	39.05%	33.09%	4.33%

Net assets, end of period (in 000’s)	$272,714		$255,118	$276,714	$470,941	$309,715	$295,072

Ratio of net expenses to average net assets	1.25	%(d)	1.26%	1.22%	1.21%	1.27%	1.26%

Ratio of total expenses to average net assets	1.29	%(d)	1.30%	1.27%	1.26%	1.32%	1.32%

Ratio of net investment loss to average net assets	(0.72)%		(0.70)%	(0.79)%	(0.94)%	(0.74)%	(0.59)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.57		$11.98	$21.23	$18.59	$16.90	$20.60

Net investment loss(a)	(0.09)		(0.18)	(0.24)	(0.34)	(0.25)	(0.22	)(b)

Net realized and unrealized gain (loss)	2.04		0.77	(5.24)	6.82	4.96	0.17

Total from investment operations	1.95		0.59	(5.48)	6.48	4.71	(0.05)

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$14.52		$12.57	$11.98	$21.23	$18.59	$16.90

Total Return(c)	15.59%		4.92%	(30.18)%	38.00%	32.18%	3.50%

Net assets, end of period (in 000’s)	$54,454		$59,508	$76,089	$145,721	$153,835	$166,172

Ratio of net expenses to average net assets	2.00	%(d)	2.01%	1.97%	1.96%	2.02%	2.01%

Ratio of total expenses to average net assets	2.04	%(d)	2.05%	2.02%	2.01%	2.08%	2.07%

Ratio of net investment loss to average net assets	(1.46)%		(1.45)%	(1.54)%	(1.69)%	(1.55)%	(1.35)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.88		$19.68	$31.94	$26.09	$22.36	$25.63

Net investment loss(a)	(0.04)		(0.07)	(0.11)	(0.18)	(0.09)	(0.06	)(b)

Net realized and unrealized gain (loss)	3.40		1.27	(8.38)	9.87	6.84	0.44

Total from investment operations	3.36		1.20	(8.49)	9.69	6.75	0.38

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$24.24		$20.88	$19.68	$31.94	$26.09	$22.36

Total Return(c)	16.14%		6.10%	(29.42)%	39.51%	33.55%	4.62%

Net assets, end of period (in 000’s)	$810,367		$759,588	$824,359	$1,303,226	$921,412	$853,375

Ratio of net expenses to average net assets	0.93	%(d)	0.93%	0.90%	0.89%	0.94%	0.93%

Ratio of total expenses to average net assets	0.93	%(d)	0.93%	0.90%	0.89%	0.95%	0.93%

Ratio of net investment loss to average net assets	(0.37	)%(d)	(0.37)%	(0.47)%	(0.63)%	(0.39)%	(0.26)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.94		$16.05	$26.92	$22.60	$19.84	$23.32

Net investment loss(a)	(0.07)		(0.14)	(0.27)	(0.27)	(0.18)	(0.15	)(b)

Net realized and unrealized gain (loss)	2.76		1.03	(6.83)	8.43	5.96	0.32

Total from investment operations	2.69		0.89	(7.10)	8.16	5.78	0.17

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$19.63		$16.94	$16.05	$26.92	$22.60	$19.84

Total Return(c)	15.88%		5.55%	(29.78)%	38.78%	32.87%	4.13%

Net assets, end of period (in 000’s)	$1,546		$1,206	$1,267	$22,781	$32,215	$18,395

Ratio of net expenses to average net assets	1.43	%(d)	1.43%	1.39%	1.39%	1.44%	1.43%

Ratio of total expenses to average net assets	1.43	%(d)	1.43%	1.39%	1.40%	1.45%	1.44%

Ratio of net investment income (loss) to average net assets	(0.90	)%(d)	(0.87)%	(1.10)%	1.12%	0.92%	0.75%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.64		$18.53	$30.33	$24.96	$21.53	$24.85

Net investment loss(a)	(0.05)		(0.09)	(0.13)	(0.19)	(0.10)	(0.07	)(b)

Net realized and unrealized gain (loss)	3.21		1.20	(7.90)	9.40	6.55	0.40

Total from investment operations	3.16		1.11	(8.03)	9.21	6.45	0.33

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$22.80		$19.64	$18.53	$30.33	$24.96	$21.53

Total Return(c)	16.14%		5.99%	(29.47)%	39.37%	33.44%	4.57%

Net assets, end of period (in 000’s)	$327,124		$344,304	$428,149	$815,104	$495,629	$409,019

Ratio of net expenses to average net assets	1.00	%(d)	1.01%	0.97%	0.96%	1.02%	1.01%

Ratio of total expenses to average net assets	1.04	%(d)	1.05%	1.02%	1.01%	1.07%	1.07%

Ratio of net investment loss to average net assets	(0.45	)%(d)	(0.45)%	(0.55)%	(0.69)%	(0.47)%	(0.34)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.91		$19.71	$31.98	$26.12	$22.38	$25.64

Net investment loss(a)	(0.04)		(0.07)	(0.10)	(0.18)	(0.08)	(0.05	)(b)

Net realized and unrealized gain (loss)	3.41		1.27	(8.40)	9.88	6.84	0.44

Total from investment operations	3.37		1.20	(8.50)	9.70	6.76	0.39

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$24.28		$20.91	$19.71	$31.98	$26.12	$22.38

Total Return(c)	16.12%		6.09%	(29.41)%	39.51%	33.56%	4.67%

Net assets, end of period (in 000’s)	$149,355		$150,699	$156,599	$139,453	$73,863	$54,916

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.89%	0.88%	0.93%	0.92%

Ratio of total expenses to average net assets	0.92	%(d)	0.92%	0.89%	0.88%	0.94%	0.93%

Ratio of net investment loss to average net assets	(0.36	)%(d)	(0.36)%	(0.43)%	(0.61)%	(0.38)%	(0.23)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.54		$15.68	$26.41	$22.24	$19.58	$23.08

Net investment loss(a)	(0.08)		(0.15)	(0.20)	(0.29)	(0.19)	(0.16	)(b)

Net realized and unrealized gain (loss)	2.69		1.01	(6.76)	8.30	5.87	0.31

Total from investment operations	2.61		0.86	(6.96)	8.01	5.68	0.15

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$19.15		$16.54	$15.68	$26.41	$22.24	$19.58

Total Return(c)	15.78%		5.48%	(29.82)%	38.72%	32.78%	4.07%

Net assets, end of period (in 000’s)	$9,128		$8,576	$9,301	$14,818	$13,209	$15,856

Ratio of net expenses to average net assets	1.50	%(d)	1.51%	1.47%	1.46%	1.52%	1.51%

Ratio of total expenses to average net assets	1.54	%(d)	1.55%	1.52%	1.51%	1.57%	1.61%

Ratio of net investment loss to average net assets	(0.96	)%(d)	(0.95)%	(1.04)%	(1.20)%	(1.00)%	(0.85)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.91		$19.71	$31.98	$26.12	$22.38	$25.64

Net investment loss(a)	(0.04)		(0.07)	(0.11)	(0.18)	(0.08)	(0.05	)(b)

Net realized and unrealized gain (loss)	3.42		1.27	(8.39)	9.88	6.84	0.44

Total from investment operations	3.38		1.20	(8.50)	9.70	6.76	0.39

Distributions to shareholders from net realized gains	–		–	(3.74)	(3.84)	(3.02)	(3.65)

Distributions to shareholders from return of capital	–		–	(0.03)	–	–	–

Total distributions	–		–	(3.77)	(3.84)	(3.02)	(3.65)

Net asset value, end of period	$24.29		$20.91	$–	$–	$–	$–

Total Return(c)	16.16%		6.09%	(29.41)%	39.51%	33.56%	4.67%

Net assets, end of period (in 000’s)	$332,871		$323,206	$345,549	$601,794	$285,307	$188,657

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.89%	0.88%	0.93%	0.92%

Ratio of total expenses to average net assets	0.92	%(d)	0.92%	0.89%	0.88%	0.94%	0.92%

Ratio of net investment loss to average net assets	(0.39)%		(0.36)%	(0.46)%	(0.61)%	(0.38)%	(0.25)%

Portfolio turnover rate(e)	30%		62%	65%	60%	76%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.63		$8.06	$12.32	$11.24	$9.25	$13.83

Net investment loss(a)	(0.01)		(0.03)	(0.06)	(0.07)	(0.03)	(0.01)

Net realized and unrealized gain (loss)	1.20		1.58	(2.69)	2.92	3.58	(0.30)

Total from investment operations	1.19		1.55	(2.75)	2.85	3.55	(0.31)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Net asset value, end of period	$9.32		$8.63	$8.06	$12.32	$11.24	$9.25

Total Return(b)	14.26%		22.18%	(25.42)%	29.11%	43.98%	2.86%

Net assets, end of period (in 000’s)	$37,108		$35,059	$33,996	$63,591	$36,688	$28,311

Ratio of net expenses to average net assets	1.03	%(c)	1.06%	1.11%	1.12%	1.14%	1.14%

Ratio of total expenses to average net assets	1.38	%(c)	1.36%	1.29%	1.30%	1.35%	1.40%

Ratio of net investment loss to average net assets	(0.33	)%(c)	(0.34)%	(0.63)%	(0.60)%	(0.35)%	(0.07)%

Portfolio turnover rate(d)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.73		$10.67	$18.96	$19.89	$18.27	$32.43

Net investment loss(a)	(0.06)		(0.11)	(0.21)	(0.24)	(0.21)	(0.18)

Net realized and unrealized gain (loss)	1.62		2.15	(3.55)	4.62	6.51	(1.17)

Total from investment operations	1.56		2.04	(3.76)	4.38	6.30	(1.35)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(4.53)	(5.31)	(4.68)	(12.81)

Net asset value, end of period	$12.79		$11.73	$10.67	$18.96	$19.89	$18.27

Total Return(b)	13.72%		21.30%	(25.97)%	28.22%	42.88%	2.07%

Net assets, end of period (in 000’s)	$2,705		$2,353	$2,153	$3,901	$4,522	$4,142

Ratio of net expenses to average net assets	1.78	%(c)	1.81%	1.86%	1.87%	1.89%	1.89%

Ratio of total expenses to average net assets	2.13	%(c)	2.11%	2.04%	2.05%	2.11%	2.14%

Ratio of net investment loss to average net assets	(1.08	)%(c)	(1.09)%	(1.37)%	(1.34)%	(1.25)%	(0.83)%

Portfolio turnover rate(d)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.69		$9.72	$14.50	$12.88	$10.39	$14.92

Net investment income (loss)(a)	–	(b)	– (b)	(0.03)	(0.03)	0.01	0.03

Net realized and unrealized gain (loss)	1.50		1.95	(3.24)	3.42	4.07	(0.26)

Total from investment operations	1.50		1.95	(3.27)	3.39	4.08	(0.23)

Distributions to shareholders from net investment income	–		–	–	– (b)	(0.03)	(0.03)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Total distributions	(0.50)		(0.98)	(1.51)	(1.77)	(1.59)	(4.30)

Net asset value, end of period	$11.69		$10.69	$9.72	$14.50	$12.88	$10.39

Total Return(c)	14.41%		22.54%	(25.16)%	29.65%	44.36%	3.31%

Net assets, end of period (in 000’s)	$47,334		$40,849	$39,300	$62,894	$60,474	$52,461

Ratio of net expenses to average net assets	0.75	%(d)	0.76%	0.75%	0.75%	0.76%	0.75%

Ratio of total expenses to average net assets	1.02	%(d)	1.00%	0.92%	0.93%	0.98%	1.00%

Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	(0.03)%	(0.25)%	(0.23)%	0.10%	0.32%

Portfolio turnover rate(e)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.27		$7.78	$11.97	$10.97	$9.08	$13.67

Net investment loss(a)	(0.02)		(0.04)	(0.07)	(0.08)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	1.15		(1.51)	(2.61)	2.85	3.49	(0.31)

Total from investment operations	1.13		1.47	(2.68)	2.77	3.45	(0.32)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Net asset value, end of period	$8.90		$8.27	$7.78	$11.97	$10.97	$9.08

Total Return(b)	14.15%		21.93%	(25.59)%	29.09%	43.67%	2.79%

Net assets, end of period (in 000’s)	$1,260		$990	$536	$623	$505	$622

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.25%	1.25%	1.26%	1.25%

Ratio of total expenses to average net assets	1.52	%(c)	1.49%	1.42%	1.43%	1.53%	1.53%

Ratio of net investment loss to average net assets	(0.54	)%(c)	(0.53)%	(0.75)%	(0.72)%	(0.47)%	(0.14)%

Portfolio turnover rate(d)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.60		$9.65	$14.41	$12.83	$10.34	$14.89

Net investment income (loss)(a)	–	(b)	(0.01)	(0.04)	(0.04)	(0.01)	0.02

Net realized and unrealized gain (loss)	1.47		1.94	(3.21)	3.39	4.07	(0.27)

Total from investment operations	1.47		1.93	(3.25)	3.35	4.06	(0.25)

Distributions to shareholders from net investment income	–		–	–	–	(0.01)	(0.03)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Total distributions	(0.50)		(0.98)	(1.51)	(1.77)	(1.57)	(4.30)

Net asset value, end of period	$11.57		$10.60	$9.65	$14.41	$12.83	$10.34

Total Return(c)	14.25%		22.50%	(25.18)%	29.42%	44.28%	3.14%

Net assets, end of period (in 000’s)	$7,873		$5,364	$3,304	$3,232	$2,758	$1,533

Ratio of net expenses to average net assets	0.78	%(d)	0.81%	0.86%	0.87%	0.89%	0.89%

Ratio of total expenses to average net assets	1.13	%(d)	1.10%	1.04%	1.05%	1.06%	1.14%

Ratio of net investment income (loss) to average net assets	(0.06	)%(d)	(0.07)%	(0.34)%	(0.35)%	(0.09)%	0.16%

Portfolio turnover rate(e)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.66		$9.70	$14.46	$12.86	$10.37	$14.91

Net investment income (loss)(a)	–	(b)	– (b)	(0.02)	(0.03)	0.01	0.04

Net realized and unrealized gain (loss)	1.49		1.94	(3.23)	3.40	4.07	(0.27)

Total from investment operations	1.49		1.94	(3.25)	3.37	4.08	(0.23)

Distributions to shareholders from net investment income	–		–	–	– (b)	(0.03)	(0.04)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Total distributions	(0.50)		(0.98)	(1.51)	(1.77)	(1.59)	(4.31)

Net asset value, end of period	$11.65		$10.66	$9.70	$14.46	$12.86	$10.37

Total Return(c)	14.36%		22.48%	(25.09)%	29.57%	44.49%	3.33%

Net assets, end of period (in 000’s)	$4,995		$4,197	$3,846	$789	$509	$477

Ratio of net expenses to average net assets	0.74	%(d)	0.75%	0.74%	0.74%	0.75%	0.74%

Ratio of total expenses to average net assets	1.01	%(d)	0.99%	0.92%	0.92%	0.99%	1.03%

Ratio of net investment income (loss) to average net assets	(0.03	)%(d)	(0.03)%	(0.18)%	(0.22)%	0.10%	0.40%

Portfolio turnover rate(e)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$7.89		$7.47	$11.55	$10.67	$8.88	$13.49

Net investment loss(a)	(0.02)		(0.04)	(0.08)	(0.09)	(0.06)	(0.03)

Net realized and unrealized gain (loss)	1.08		1.44	(2.49)	2.74	3.41	(0.31)

Total from investment operations	1.06		1.40	(2.57)	2.65	3.35	(0.34)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Net asset value, end of period	$8.45		$7.89	$7.47	$11.55	$10.67	$8.88

Total Return(b)	13.94%		21.92%	(25.57)%	28.74%	43.52%	2.67%

Net assets, end of period (in 000’s)	$238		$205	$170	$213	$66	$292

Ratio of net expenses to average net assets	1.28	%(c)	1.31%	1.36%	1.37%	1.40%	1.39%

Ratio of total expenses to average net assets	1.63	%(c)	1.61%	1.54%	1.55%	1.75%	1.65%

Ratio of net investment loss to average net assets	(0.58	)%(c)	(0.59)%	(0.85)%	(0.85)%	(0.66)%	(0.31)%

Portfolio turnover rate(d)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.64		$9.68	$14.44	$12.84	$10.35	$14.90

Net investment income (loss)(a)	–	(b)	– (b)	(0.03)	(0.03)	0.01	0.04

Net realized and unrealized gain (loss)	1.48		1.94	(3.22)	3.40	4.07	(0.28)

Total from investment operations	1.48		1.94	(3.25)	3.37	4.08	(0.24)

Distributions to shareholders from net investment income	–		–	–	– (b)	(0.03)	(0.04)

Distributions to shareholders from net realized gains	(0.50)		(0.98)	(1.51)	(1.77)	(1.56)	(4.27)

Total distributions	(0.50)		(0.98)	(1.51)	(1.77)	(1.59)	(4.31)

Net asset value, end of period	$11.62		$10.64	$9.68	$14.44	$12.84	$10.35

Total Return(c)	14.38%		22.53%	(25.12)%	29.61%	44.56%	3.26%

Net assets, end of period (in 000’s)	$64,585		$59,587	$60,603	$90,823	$78,539	$73,132

Ratio of net expenses to average net assets	0.74	%(d)	0.75%	0.74%	0.74%	0.75%	0.74%

Ratio of total expenses to average net assets	1.01	%(d)	0.99%	0.91%	0.92%	0.98%	0.99%

Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	(0.02)%	(0.24)%	(0.22)%	0.12%	0.32%

Portfolio turnover rate(e)	17%		33%	24%	31%	39%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$20.21		$20.84	$35.07	$29.76	$23.17	$27.91

Net investment loss(a)	(0.05)		(0.09)	(0.18)	(0.22)	(0.13)	(0.12)

Net realized and unrealized gain (loss)	4.54		3.45	(8.75)	8.18	10.43	0.44

Total from investment operations	4.49		3.36	(8.93)	7.96	10.30	0.32

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$24.70		$20.21	$20.84	$35.07	$29.76	$23.17

Total Return(b)	22.22%		22.04%	(29.60)%	29.05%	51.05%	4.73%

Net assets, end of period (in 000’s)	$388,860		$348,621	$324,628	$503,553	$429,267	$305,666

Ratio of net expenses to average net assets	1.15	%(c)	1.22%	1.25%	1.26%	1.28%	1.34%

Ratio of total expenses to average net assets	1.40	%(c)	1.42%	1.41%	1.41%	1.46%	1.48%

Ratio of net investment loss to average net assets	(0.49	)%(c)	(0.50)%	(0.67)%	(0.72)%	(0.55)%	(0.53)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.86		$13.26	$24.46	$21.68	$17.94	$23.05

Net investment loss(a)	(0.07)		(0.12)	(0.25)	(0.31)	(0.23)	(0.24)

Net realized and unrealized gain (loss)	2.44		1.71	(5.65)	5.74	7.68	0.19

Total from investment operations	2.37		1.59	(5.90)	5.43	7.45	(0.05)

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$13.23		$10.86	$13.26	$24.46	$21.68	$17.94

Total Return(b)	21.82%		21.09%	(30.13)%	28.13%	49.93%	3.97%

Net assets, end of period (in 000’s)	$19,477		$17,229	$16,950	$27,866	$30,011	$24,948

Ratio of net expenses to average net assets	1.90	%(c)	1.97%	2.00%	2.01%	2.03%	2.10%

Ratio of total expenses to average net assets	2.16	%(c)	2.17%	2.16%	2.16%	2.21%	2.23%

Ratio of net investment loss to average net assets	(1.24	)%(c)	(1.25)%	(1.43)%	(1.47)%	(1.32)%	(1.31)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$25.82		$25.38	$41.40	$34.57	$26.28	$30.78

Net investment loss(a)	(0.03)		(0.05)	(0.13)	(0.16)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	5.80		4.48	(10.59)	9.64	12.07	0.60

Total from investment operations	5.77		4.43	(10.72)	9.48	12.00	0.56

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$31.59		$25.82	$25.38	$41.40	$34.57	$26.28

Total Return(b)	22.35%		22.37%	(29.38)%	29.42%	51.49%	5.12%

Net assets, end of period (in 000’s)	$112,687		$91,673	$97,095	$190,705	$157,267	$74,728

Ratio of net expenses to average net assets	0.87	%(c)	0.93%	0.97%	0.98%	0.99%	0.98%

Ratio of total expenses to average net assets	1.04	%(c)	1.06%	1.04%	1.04%	1.08%	1.09%

Ratio of net investment loss to average net assets	(0.21	)%(c)	(0.22)%	(0.40)%	(0.44)%	(0.27)%	(0.17)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$18.94		$19.84	$33.72	$28.77	$22.56	$27.35

Net investment loss(a)	(0.07)		(0.12)	(0.25)	(0.27)	(0.17)	(0.15)

Net realized and unrealized gain (loss)	4.25		3.21	(8.33)	7.87	10.09	0.42

Total from investment operations	4.18		3.09	(8.58)	7.60	9.92	0.27

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$23.12		$18.94	$19.84	$33.72	$28.77	$22.56

Total Return(b)	22.07%		21.76%	(29.76)%	28.78%	50.71%	4.62%

Net assets, end of period (in 000’s)	$11,209		$8,899	$8,259	$38,670	$41,024	$29,084

Ratio of net expenses to average net assets	1.37	%(c)	1.43%	1.47%	1.48%	1.49%	1.48%

Ratio of total expenses to average net assets	1.54	%(c)	1.56%	1.54%	1.54%	1.58%	1.59%

Ratio of net investment loss to average net assets	(0.71	)%(c)	(0.71)%	(0.93)%	(0.94)%	(0.77)%	(0.67)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$24.91		$24.65	$40.39	$33.79	$25.78	$30.33

Net investment loss(a)	(0.03)		(0.05)	(0.13)	(0.16)	(0.08)	(0.07)

Net realized and unrealized gain (loss)	5.61		4.30	(10.31)	9.41	11.80	0.58

Total from investment operations	5.58		4.25	(10.44)	9.25	11.72	0.51

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$30.49		$24.91	$24.65	$40.39	$33.79	$25.78

Total Return(b)	22.36%		22.29%	(29.42)%	29.42%	51.40%	5.01%

Net assets, end of period (in 000’s)	$26,379		$23,450	$26,044	$41,403	$48,387	$19,207

Ratio of net expenses to average net assets	0.90	%(c)	0.97%	1.00%	1.01%	1.02%	1.09%

Ratio of total expenses to average net assets	1.15	%(c)	1.17%	1.16%	1.16%	1.21%	1.23%

Ratio of net investment loss to average net assets	(0.24	)%(c)	(0.25)%	(0.42)%	(0.47)%	(0.31)%	(0.29)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$25.85		$25.40	$41.43	$34.59	$26.29	$30.78

Net investment loss(a)	(0.03)		(0.05)	(0.06)	(0.15)	(0.08)	(0.02)

Net realized and unrealized gain (loss)	5.81		4.49	(10.67)	9.64	12.09	0.59

Total from investment operations	5.78		4.44	(10.73)	9.49	12.01	0.57

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$31.63		$25.85	$25.40	$41.43	$34.59	$26.29

Total Return(b)	22.36%		22.38%	(29.38)%	29.44%	51.51%	5.15%

Net assets, end of period (in 000’s)	$77,285		$63,365	$50,264	$3,134	$1,330	$138

Ratio of net expenses to average net assets	0.86	%(c)	0.92%	0.94%	0.97%	0.97%	0.97%

Ratio of total expenses to average net assets	1.03	%(c)	1.05%	1.04%	1.03%	1.06%	1.09%

Ratio of net investment loss to average net assets	(0.20	)%(c)	(0.20)%	(0.23)%	(0.43)%	(0.28)%	(0.07)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$25.84		$25.40	$41.43	$34.59	$26.29	$30.79

Net investment loss(a)	(0.03)		(0.05)	(0.12)	(0.15)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	5.82		4.48	(10.61)	9.64	12.08	0.60

Total from investment operations	5.79		4.43	(10.73)	9.49	12.01	0.56

Distributions to shareholders from net realized gains	–		(3.99)	(5.30)	(2.65)	(3.71)	(5.06)

Net asset value, end of period	$31.63		$25.84	$25.40	$41.43	$34.59	$26.29

Total Return(b)	22.41%		22.35%	(29.38)%	29.44%	51.51%	5.11%

Net assets, end of period (in 000’s)	$110,765		$73,429	$95,207	$145,094	$63,555	$24,396

Ratio of net expenses to average net assets	0.86	%(c)	0.92%	0.95%	0.97%	0.98%	0.97%

Ratio of total expenses to average net assets	1.03	%(c)	1.05%	1.03%	1.03%	1.07%	1.08%

Ratio of net investment loss to average net assets	(0.20	)%(c)	(0.20)%	(0.38)%	(0.43)%	(0.25)%	(0.16)%

Portfolio turnover rate(d)	15%		36%	51%	41%	41%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.55		$15.13	$18.89	$15.63	$13.59	$14.00

Net investment income(a)	0.05		0.08	0.05	0.04	0.09	0.12

Net realized and unrealized gain (loss)	1.85		2.40	(3.46)	4.91	2.56	0.64

Total from investment operations	1.90		2.48	(3.41)	4.95	2.65	0.76

Distributions to shareholders from net investment income	(0.08)		(0.06)	–	(0.07)	(0.15)	(0.08)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.08)		(0.06)	(0.35)	(1.69)	(0.61)	(1.17)

Net asset value, end of period	$19.37		$17.55	$15.13	$18.89	$15.63	$13.59

Total Return(b)	10.82%		16.46%	(18.42)%	34.66%	19.93%	6.80%

Net assets, end of period (in 000’s)	$8,468		$7,855	$6,597	$7,354	$5,448	$3,878

Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.03%	1.01%	1.05%	1.03%

Ratio of total expenses to average net assets	2.44	%(c)	2.25%	2.23%	3.73%	3.30%	4.26%

Ratio of net investment income to average net assets	0.55	%(c)	0.51%	0.31%	0.26%	0.64%	0.90%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.25		$14.06	$17.71	$14.79	$12.91	$13.40

Net investment income (loss)(a)	(0.02)		(0.04)	(0.08)	(0.08)	(0.01)	0.02

Net realized and unrealized gain (loss)	1.72		2.23	(3.22)	4.62	2.41	0.62

Total from investment operations	1.70		2.19	(3.30)	4.54	2.40	0.64

Distributions to shareholders from net investment income	–		–	–	–	(0.06)	(0.04)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	–		–	(0.35)	(1.62)	(0.52)	(1.13)

Net asset value, end of period	$17.95		$16.25	$14.06	$17.71	$14.79	$12.91

Total Return(b)	10.46%		15.58%	(19.04)%	33.65%	18.97%	6.04%

Net assets, end of period (in 000’s)	$798		$1,007	$1,402	$2,430	$1,985	$1,487

Ratio of net expenses to average net assets	1.78	%(c)	1.79%	1.78%	1.76%	1.80%	1.78%

Ratio of total expenses to average net assets	3.19	%(c)	3.03%	2.94%	4.46%	4.07%	4.97%

Ratio of net investment income (loss) to average net assets	(0.22	)%(c)	(0.24)%	(0.47)%	(0.49)%	(0.11)%	0.18%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.81		$15.35	$19.13	$15.80	$13.73	$14.10

Net investment income(a)	0.08		0.14	0.14	0.10	0.14	0.16

Net realized and unrealized gain (loss)	1.88		2.43	(3.53)	4.97	2.58	0.67

Total from investment operations	1.96		2.57	(3.39)	5.07	2.72	0.83

Distributions to shareholders from net investment income	(0.14)		(0.11)	(0.04)	(0.12)	(0.19)	(0.11)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.14)		(0.11)	(0.39)	(1.74)	(0.65)	(1.20)

Net asset value, end of period	$19.63		$17.81	$15.35	$19.13	$15.80	$13.73

Total Return(b)	11.08%		16.87%	(18.13)%	35.11%	20.29%	7.27%

Net assets, end of period (in 000’s)	$1,979		$1,770	$1,425	$1,921	$1,009	$791

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.67%	0.67%	0.70%	0.67%

Ratio of total expenses to average net assets	2.08	%(c)	1.88%	1.51%	3.39%	2.99%	3.97%

Ratio of net investment income to average net assets	0.91	%(c)	0.88%	0.74%	0.60%	0.99%	1.22%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.83		$15.35	$19.14	$15.81	$13.72	$14.11

Net investment income(a)	0.07		0.12	0.10	0.09	0.11	0.15

Net realized and unrealized gain (loss)	1.88		2.44	(3.51)	4.96	2.60	0.65

Total from investment operations	1.95		2.56	(3.41)	5.05	2.71	0.80

Distributions to shareholders from net investment income	(0.12)		(0.08)	(0.03)	(0.10)	(0.16)	(0.10)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.12)		(0.08)	(0.38)	(1.72)	(0.62)	(1.19)

Net asset value, end of period	$19.66		$17.83	$15.35	$19.14	$15.81	$13.72

Total Return(b)	10.94%		16.76%	(18.22)%	34.99%	20.23%	7.05%

Net assets, end of period (in 000’s)	$741		$673	$1,175	$878	$344	$1,064

Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.78%	0.76%	0.85%	0.78%

Ratio of total expenses to average net assets	2.19	%(c)	2.05%	1.96%	3.79%	3.75%	4.06%

Ratio of net investment income to average net assets	0.81	%(c)	0.77%	0.57%	0.52%	0.76%	1.16%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.82		$15.36	$19.14	$15.81	$13.73	$14.11

Net investment income(a)	0.08		0.15	0.12	0.10	0.13	0.17

Net realized and unrealized gain (loss)	1.89		2.43	(3.51)	4.96	2.60	0.65

Total from investment operations	1.97		2.58	(3.39)	5.06	2.73	0.82

Distributions to shareholders from net investment income	(0.15)		(0.12)	(0.04)	(0.11)	(0.19)	(0.11)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.15)		(0.12)	(0.39)	(1.73)	(0.65)	(1.20)

Net asset value, end of period	$19.64		$17.82	$15.36	$19.14	$15.81	$13.73

Total Return(b)	11.08%		16.90%	(18.13)%	35.09%	20.37%	7.20%

Net assets, end of period (in 000’s)	$1,415		$1,293	$1,173	$1,199	$1,325	$3,229

Ratio of net expenses to average net assets	0.66	%(c)	0.67%	0.66%	0.66%	0.71%	0.66%

Ratio of total expenses to average net assets	2.07	%(c)	1.88%	1.85%	3.30%	3.84%	3.76%

Ratio of net investment income to average net assets	0.92	%(c)	0.89%	0.68%	0.60%	0.96%	1.31%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.62		$15.19	$19.01	$15.72	$13.67	$14.07

Net investment income(a)	0.03		0.04	0.01	0.03	0.05	0.08

Net realized and unrealized gain (loss)	1.86		2.41	(3.48)	4.92	2.57	0.67

Total from investment operations	1.89		2.45	(3.47)	4.95	2.62	0.75

Distributions to shareholders from net investment income	(0.02)		(0.02)	–	(0.04)	(0.11)	(0.06)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.02)		(0.02)	(0.35)	(1.66)	(0.57)	(1.15)

Net asset value, end of period	$19.49		$17.62	$15.19	$19.01	$15.72	$13.67

Total Return(b)	10.70%		16.17%	(18.62)%	34.35%	19.56%	6.58%

Net assets, end of period (in 000’s)	$343		$298	$408	$482	$23	$20

Ratio of net expenses to average net assets	1.28	%(c)	1.29%	1.28%	1.26%	1.30%	1.27%

Ratio of total expenses to average net assets	2.69	%(c)	2.51%	2.48%	5.23%	3.68%	4.53%

Ratio of net investment income to average net assets	0.30	%(c)	0.28%	0.06%	0.15%	0.39%	0.64%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.81		$15.35	$19.13	$15.80	$13.73	$14.11

Net investment income(a)	0.08		0.15	0.12	0.11	0.14	0.17

Net realized and unrealized gain (loss)	1.89		2.43	(3.51)	4.95	2.58	0.65

Total from investment operations	1.97		2.58	(3.39)	5.06	2.72	0.82

Distributions to shareholders from net investment income	(0.15)		(0.12)	(0.04)	(0.11)	(0.19)	(0.11)

Distributions to shareholders from net realized gains	–		–	(0.35)	(1.62)	(0.46)	(1.09)

Total distributions	(0.15)		(0.12)	(0.39)	(1.73)	(0.65)	(1.20)

Net asset value, end of period	$19.63		$17.81	$15.35	$19.13	$15.80	$13.73

Total Return(b)	11.09%		16.93%	(18.14)%	35.11%	20.30%	7.22%

Net assets, end of period (in 000’s)	$12,859		$10,938	$6,141	$2,963	$830	$2,135

Ratio of net expenses to average net assets	0.66	%(c)	0.67%	0.66%	0.66%	0.71%	0.66%

Ratio of total expenses to average net assets	2.07	%(c)	1.85%	1.85%	3.70%	3.98%	3.88%

Ratio of net investment income to average net assets	0.92	%(c)	0.89%	0.72%	0.63%	0.98%	1.26%

Portfolio turnover rate(d)	23%		34%	114%	31%	65%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Concentrated Growth	A, C, Institutional, Investor, R6 and P	Diversified

Enhanced Core Equity	A, C, Institutional, Investor, R6, R and P	Diversified

Large Cap Core	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Mid Cap Growth	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small Cap Growth	A, C, Institutional, Investor, R6 and P	Diversified

Small/Mid Cap Growth	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Strategic Growth	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Technology Opportunities	A, C, Institutional, Service, Investor, R6 and P	Diversified

U.S. Equity ESG	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may

118

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

119

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2024:

120

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Concentrated Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$4,306,782	$—	$—

North America	175,398,378	—	—

Investment Company	2,319,672	—	—

Total	$182,024,832	$—	$—

Enhanced Core Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$1,227,817	$—	$—

North America	146,571,789	—	—

Investment Company	826,031	—	—

Total	$148,625,637	$—	$—

Large Cap Core Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,475,095	$—	$—

Europe	9,218,632	—	—

North America	1,311,607,761	—	—

Total	$1,322,301,488	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,513,975	$—	$—

North America	918,123,626	—	—

Investment Company	30,402,926	—	—

Securities Lending Reinvestment Vehicle	2,729,160	—	—

Total	$956,769,687	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$210,534	$—	$—

Asia	1,074,198	—	—

North America	62,050,111	—	—

Investment Company	804,951	—	—

Total	$64,139,794	$—	$—

121

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$17,841,195	$—	$—

Europe	42,067,480	—	—

North America	1,882,366,432	—	—

Investment Company	20,768,867	—	—

Securities Lending Reinvestment Vehicle	15,230,491	—	—

Total	$1,978,274,465	$—	$—

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,583,165	$—	$—

North America	162,634,996	—	—

Investment Company	610,315	—	—

Total	$165,828,476	$—	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,182,151	$—	$—

North America	714,188,970	—	—

South America	8,606,644	—	—

Investment Company	14,279,635	—	—

Total	$752,257,400	$—	$—

U.S. Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$26,497,458	$—	$—

Investment Company	162,460	—	—

Total	$26,659,918	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

122

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 29, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Concentrated Growth	0.76%	0.68%	0.65%	0.64%	0.62%	0.76%	0.66%#

Enhanced Core Equity	0.55	0.50	0.47	0.46	0.45	0.55	0.53 *

Large Cap Core	0.71	0.64	0.61	0.61	0.61	0.70	0.66 *

Mid Cap Growth	0.92	0.92	0.83	0.79	0.77	0.92	0.81 *

Small Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71

Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.83 *

U.S. Equity ESG	0.55	0.50	0.47	0.46	0.45	0.55	0.55

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

#

The Investment Adviser agreed to waive its management fee in order to achieve an effective net management fee rate of 0.00% as an annual percentage rate of the Concentrated Growth Fund. This arrangement will remain in effect through April 26, 2024. Prior to February 16, 2024, the effective net management fee rate for the Concentrated Growth Fund was 0.72%.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.52% as an annual percentage of the Enhanced Core Equity Fund, 0.66% as an annual percentage of the Large Cap Core Fund, 0.81% as an annual percentage rate of the Mid Cap Growth Fund and 0.85% as an annual percentage rate of the Technology Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024. Prior to December 29, 2023, the Enhanced Core Equity Fund did not have management fee waivers.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended February 29, 2024 the management fee waived by GSAM for each Fund was as follows:

123

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived

Concentrated Growth	$1,018

Enhanced Core Equity	805

Large Cap Core	6,274

Mid Cap Growth	1,026

Small Cap Growth	776

Small/Mid Cap Growth	12,444

Strategic Growth	637

Technology Opportunities	6,007

U.S. Equity ESG	141

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 29, 2024, Goldman Sachs retained the following amounts:

124

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Large Cap Core	$ 10,432	$ 386

Mid Cap Growth	2,625	554

Small Cap Growth	3	—

Small/Mid Cap Growth	8,798	—

Strategic Growth	1,432	—

Technology Opportunities	5,201	490

U.S. Equity ESG	297	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 29, 2024, the transfer agency fee waivers were as follows:

	Concentrated Growth	Enhanced Core Equity	Large Cap Core	Mid Cap Growth	Small Cap Growth

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.08%	–%	0.06%**	0.06%	0.05%

*	These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
**	Prior to December 29, 2023, the rate for Class A, Class C, Investor and Class R Shares was 0.03% for the Large Cap Core Fund.

	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.04%	0.08%	0.08%	–%

*	These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Concentrated Growth, Enhanced Core Equity, Large Cap Core, Mid Cap Growth,

125

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Concentrated Growth	$ 83,100	$ 5,718	$ 164,142	$ 252,960

Enhanced Core Equity	7,771	–	158,021	165,792

Large Cap Core	230,445	181,854	282,207	694,506

Mid Cap Growth	482,555	105,273	227,2446	815,024

Small Cap Growth	776	2,037	172,588	175,401

Small/Mid Cap Growth	12,444	123,595	—	136,039

Strategic Growth	637	17,053	196,841	214,531

Technology Opportunities	369,792	156,281	191,307	717,380

U.S. Equity ESG	141	–	168,434	168,575

G. Line of Credit Facility — As of February 29, 2024, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2024, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Technology Opportunities	Small/Mid Cap Growth	Mid Cap Growth	Concentrated Growth

Brokerage commissions paid	$13,846	$21,008	$38,155	$183

	Large Cap Core	Strategic Growth

Brokerage commissions paid	$7,123	$166

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares for the six months ended six months:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Concentrated Growth Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$1,245,843	$9,562,308	$(8,488,479)	$2,319,672	2,319,672	$35,379

Enhanced Core Equity Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	346,974	33,327,556	(32,848,499)	826,031	826,031	31,000

Large Cap Core Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,257,679	37,133,885	(42,391,564)	–	–	–

Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	13,928,891	126,191,244	(109,717,209)	30,402,926	30,402,926	367,683

Small Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,120,998	26,111,019	(26,427,066)	804,951	804,951	12,790

Small/Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	6,074,506	272,720,059	(258,025,698)	20,768,867	20,768,867	421,435

Strategic Growth Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	10,529,137	(9,918,822)	610,315	610,315	16,475

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Technology Opportunities Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$9,421,313	$68,072,617	$(63,214,295)	$14,279,635	14,279,635	$207,534

U.S. Equity ESG Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	142,769	1,370,427	(1,350,736)	162,460	162,460	4,808

As of February 29, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R	Class R6

Small Cap Growth	53%	–%	92%

U.S. Equity ESG	–	9	–%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Concentrated Growth	$27,223,012	$34,530,482

Enhanced Core Equity	110,519,990	47,808,923

Large Cap Core	291,569,244	303,038,623

Mid Cap Growth	231,221,754	292,686,008

Small Cap Growth	38,327,146	21,257,423

Small/Mid Cap Growth	528,987,566	738,433,849

Strategic Growth	24,581,288	28,344,997

Technology Opportunities	96,733,433	112,770,200

U.S. Equity ESG	5,753,015	5,472,575

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of

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6. SECURITIES LENDING (continued)

the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 29, 2024.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

Concentrated Growth Fund	$—	$4,960,790	$(4,960,790)	$—

Enhanced Core Equity Fund	—	424,000	(424,000)	—

Large Cap Core Fund	—	30,557,208	(30,557,208)	—

Mid Cap Growth Fund	—	31,406,874	(28,677,714)	2,729,160

Small Cap Growth Fund	242,183	929,189	(1,171,372)	—

Small/Mid Cap Growth Fund	—	61,208,289	(45,977,798)	15,230,491

Strategic Growth Fund	—	2,471,887	(2,471,887)	—

Technology Opportunities Fund	—	52,435,763	(52,435,763)	—

U.S. Equity ESG Fund	—	307,775	(307,775)	—

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

7. TAX INFORMATION

As of August 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Concentrated Growth	Enhanced Core Equity	Large Cap Core	Mid Cap Growth	Small Cap Growth

Capital loss carryforwards:

Perpetual Short-Term	$(1,338,300)	$—	$(2,134,380)	$(10,985,241)	$(2,985,863)

Perpetual Long-Term	—	—	—	—	(206,591)

Total capital loss carryforwards	(1,338,300)	—	(2,134,380)	(10,985,241)	(3,192,454)

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)	(47,338)	—	(22)	(12,655,249)	(2,159,524)

		Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG

Capital loss carryforwards:

Perpetual Short-Term		$(101,351,870)	$—	$(33,611,543)	$(1,496,583)

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)		(98,902,023)	(119,070)	(3,670,790)	(155,220)

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Concentrated Growth	Enhanced Core Equity	Large Cap Core	Mid Cap Growth	Small Cap Growth

Tax Cost	$90,298,389	$120,345,059	$812,226,044	$714,461,897	$51,535,164

Gross unrealized gain	93,090,118	29,352,543	533,599,537	261,209,287	13,272,204

Gross unrealized loss	(1,363,675)	(1,071,965)	(23,524,093)	(18,901,497)	(667,574)

Net unrealized gain (loss)	$91,726,443	$28,280,578	$510,075,444	$242,307,790	$12,604,630

		Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG

Tax Cost		$1,413,668,275	$68,636,446	$379,014,606	$19,391,444

Gross unrealized gain		592,433,454	98,253,976	376,025,549	7,652,368

Gross unrealized loss		(27,827,264)	(1,061,946)	(2,782,755)	(383,894)

Net unrealized gain (loss)		$564,606,190	$97,192,030	$373,242,794	$7,268,474

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

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8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Cheryl K. Beebe, John G. Chou, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. Messrs. Chou and Wirth and Ms. Dowling were serving as Trustees of the Trust at the time of their nominations. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees (except Messrs. Chou and Wirth and Ms. Dowling) was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024. Each of Messrs. Chou and Wirth and Ms. Dowling was also elected at the meeting and continue to serve as Trustees of the Trust.

Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund’s name changed to “Goldman Sachs Enhanced Core Equity Fund”.

11. SUBSEQUENT EVENTS

At a meeting held on February 13-14, 2024, the Board of Trustees of Goldman Sachs Trust (the “Board”) approved an Agreement and Plan of Reorganization (the “Plan”) which contemplates the reorganization of the Goldman Sachs Concentrated Growth Fund (the “Acquired Fund”) with and into the Goldman Sachs Enhanced Core Equity Fund (the “Surviving Fund”). After careful

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11. SUBSEQUENT EVENTS (continued)

consideration, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in under the 1940 Act, unanimously approved the Plan and concluded that: (i) the reorganization is in the best interests of each Fund; and (ii) the interests of the shareholders of each Fund will not be diluted as a result of the reorganization. The reorganization is expected to close on or about April 26, 2024, or on such other date as the parties to the reorganization shall agree (“Closing Date”). On the Closing Date, shareholders of each class of shares of the Acquired Fund will receive the corresponding class of the Surviving Fund. The reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes.

All other subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Concentrated Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	34,939	$684,459	126,946	$2,100,082

Reinvestment of distributions	2,394	46,785	48,464	727,930

Shares redeemed	(52,680)	(1,020,866)	(125,431)	(2,022,450)

	(15,347)	(289,622)	49,979	805,562

Class C Shares

Shares sold	2,775	33,796	42,491	501,629

Reinvestment of distributions	503	6,309	7,825	76,137

Shares redeemed	(3,644)	(47,043)	(37,803)	(392,610)

	(366)	(6,938)	12,513	185,156

Institutional Shares

Shares sold	42,030	996,708	17,908	326,516

Reinvestment of distributions	2,269	50,551	50,269	858,083

Shares redeemed	(16,577)	(361,200)	(52,821)	(954,958)

	27,722	686,059	15,356	229,641

Investor Shares

Shares sold	232,141	4,963,244	273,528	4,736,761

Reinvestment of distributions	629	12,846	1,070	16,742

Shares redeemed	(143,850)	(2,668,704)	(18,176)	(327,730)

	88,920	2,307,386	256,422	4,425,773

Class R6 Shares

Shares sold	3,006	63,797	67,454	1,240,757

Reinvestment of distributions	424	9,417	4,887	83,124

Shares redeemed	(9,253)	(201,668)	(15,431)	(291,111)

	(5,823)	(128,454)	56,910	1,032,770

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Concentrated Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	120,291	$2,729,863	473,712	$9,313,318

Reinvestment of distributions	26,970	598,997	657,945	11,191,640

Shares redeemed	(407,365)	(8,770,189)	(1,597,111)	(27,733,970)

	(260,104)	(5,441,329)	(465,454)	(7,229,012)

NET DECREASE IN SHARES	(164,998)	$(2,872,898)	(76,241)	$(584,700)

	Enhanced Core Equity

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	200,478	$3,232,755	843,738	$12,409,214

Reinvestment of distributions	7,959	131,977	23,089	320,512

Shares redeemed	(564,588)	(8,972,679)	(108,814)	(1,584,569)

	(356,151)	(5,607,947)	758,013	11,145,157

Class C Shares

Shares sold	74,157	976,181	42,180	527,861

Reinvestment of distributions	1,436	19,266	3,325	37,776

Shares redeemed	(16,715)	(219,344)	(24,137)	(283,704)

	58,878	776,103	21,368	281,933

Institutional Shares

Shares sold	1,179,836	21,803,543	537,497	8,519,739

Reinvestment of distributions	12,286	226,373	28,628	438,748

Shares redeemed	(417,886)	(7,908,249)	(409,710)	(6,418,090)

	774,236	14,121,667	156,415	2,540,397

Investor Shares

Shares sold	729,321	12,720,471	299,781	5,019,672

Reinvestment of distributions	7,469	134,117	206	3,084

Shares redeemed	(182,913)	(3,183,666)	(10,291)	(167,411)

	553,877	9,670,923	289,696	4,855,345

Class R6 Shares

Shares sold	554,482	10,093,922	366,119	6,151,144

Reinvestment of distributions	7,728	141,950	4,742	72,502

Shares redeemed	(86,565)	(1,588,845)	(92,148)	(1,445,441)

	475,645	8,647,027	278,713	4,778,205

Class R Shares

Shares sold	17,690	277,461	7,048	95,975

Reinvestment of distributions	109	1,705	35	460

Shares redeemed	(350)	(5,070)	(2)	(25)

	17,449	274,096	7,081	96,410

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Enhanced Core Equity

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	1,952,259	$35,592,209	137,552	$2,179,611

Reinvestment of distributions	32,711	601,291	63,896	977,357

Shares redeemed	(26,695)	(499,648)	(242,398)	(3,586,914)

	1,958,275	35,693,852	(40,950)	(429,946)

NET INCREASE IN SHARES	3,482,209	$63,575,720	1,470,336	$23,267,501

	Large Cap Core

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	346,080	$9,869,994	598,659	$15,501,905

Reinvestment of distributions	127,060	3,750,614	2,255,272	56,134,192

Shares redeemed	(1,181,425)	(33,908,014)	(2,664,917)	(68,519,802)

	(708,285)	(20,287,406)	189,014	3,116,295

Class C Shares

Shares sold	113,315	1,593,081	195,403	2,479,859

Reinvestment of distributions	6,946	99,253	187,167	2,277,760

Shares redeemed	(154,090)	(2,132,390)	(338,778)	(4,309,165)

	(33,829)	(440,056)	43,792	448,454

Institutional Shares

Shares sold	372,015	12,911,092	710,332	22,066,254

Reinvestment of distributions	18,223	647,206	184,800	5,524,687

Shares redeemed	(252,639)	(8,775,153)	(825,370)	(25,317,985)

	137,599	4,783,145	69,762	2,272,956

Service Shares

Shares sold	1,150	31,240	18,402	411,362

Reinvestment of distributions	103	2,826	1,610	37,336

Shares redeemed	(10,853)	(304,771)	(3,102)	(79,217)

	(9,600)	(270,705)	16,910	369,481

Investor Shares

Shares sold	319,596	9,444,661	769,807	21,876,661

Reinvestment of distributions	10,825	329,411	111,603	2,864,034

Shares redeemed	(207,988)	(6,136,204)	(829,362)	(21,770,606)

	122,433	3,637,868	52,048	2,970,089

Class R6 Shares

Shares sold	115,513	4,004,915	236,578	7,328,876

Reinvestment of distributions	16,599	588,710	181,282	5,409,816

Shares redeemed	(167,149)	(5,825,474)	(336,410)	(10,379,420)

	(35,037)	(1,231,849)	81,450	2,359,272

135

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Core

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class R Shares

Shares sold	29,577	$796,080	40,837	$975,554

Reinvestment of distributions	942	25,606	29,757	683,306

Shares redeemed	(35,038)	(939,210)	(75,965)	(1,775,346)

	(4,519)	(117,524)	(5,371)	(116,486)

Class P Shares

Shares sold	212,623	7,706,042	174,926	5,229,990

Reinvestment of distributions	22,850	809,996	254,067	7,579,703

Shares redeemed	(120,884)	(4,158,078)	(393,322)	(12,000,619)

	114,589	4,357,960	35,671	809,074

NET INCREASE (DECREASE) IN SHARES	(416,649)	$(9,568,567)	483,276	$12,229,135

	Mid Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	908,472	$9,745,775	2,194,971	$23,239,944

Reinvestment of distributions	—	—	2,082,022	21,528,113

Shares redeemed	(2,170,703)	(23,861,828)	(5,505,296)	(57,901,918)

	(1,262,231)	(14,116,053)	(1,228,303)	(13,133,861)

Class C Shares

Shares sold	37,858	657,828	83,219	1,381,779

Reinvestment of distributions	—	—	36,639	608,206

Shares redeemed	(89,598)	(1,591,172)	(301,568)	(5,031,162)

	(51,740)	(933,344)	(181,170)	(3,041,177)

Institutional Shares

Shares sold	1,024,554	18,407,418	2,110,692	35,711,131

Reinvestment of distributions	—	—	896,983	15,132,108

Shares redeemed	(2,656,668)	(47,086,841)	(5,523,469)	(94,241,708)

	(1,632,114)	(28,679,423)	(2,515,794)	(43,398,469)

Service Shares

Shares sold	822,066	7,994,645	322,700	2,821,775

Reinvestment of distributions	—	—	251,465	2,167,628

Shares redeemed	(946,801)	(8,366,842)	(400,695)	(3,512,490)

	(124,735)	(372,197)	173,470	1,476,913

Investor Shares

Shares sold	1,732,242	23,685,345	818,901	10,191,197

Reinvestment of distributions	—	—	436,410	5,328,564

Shares redeemed	(619,888)	(7,992,983)	(1,336,771)	(16,471,411)

	1,112,354	15,692,362	(81,460)	(951,650)

136

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	844,109	$14,983,249	2,035,299	$34,451,427

Reinvestment of distributions	—	—	618,862	10,458,767

Shares redeemed	(1,306,675)	(23,978,178)	(3,276,613)	(54,232,479)

	(462,566)	(8,994,929)	(622,452)	(9,322,285)

Class R Shares

Shares sold	224,787	2,029,493	451,512	3,979,734

Reinvestment of distributions	—	—	399,938	3,447,462

Shares redeemed	(485,821)	(4,457,286)	(937,376)	(8,266,468)

	(261,034)	(2,427,793)	(85,926)	(839,272)

Class P Shares

Shares sold	14,234	251,448	325,041	5,302,675

Reinvestment of distributions	—	—	138,145	2,336,037

Shares redeemed	(183,800)	(3,147,071)	(965,908)	(16,601,647)

	(169,566)	(2,895,623)	(502,722)	(8,962,935)

NET DECREASE IN SHARES	(2,851,632)	$(42,727,000)	(5,044,897)	$(78,172,736)

	Small Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	12,376	$156,043	58,537	$706,438

Shares redeemed	(16,706)	(194,743)	(52,282)	(619,357)

	(4,330)	(38,700)	6,255	87,081

Class C Shares

Shares sold	1,733	20,765	3,944	45,019

Shares redeemed	—	—	(951)	(9,943)

	1,733	20,765	2,993	35,076

Institutional Shares

Shares sold	391,084	4,585,363	616,396	6,953,831

Shares redeemed	(540,774)	(6,406,339)	(463,206)	(5,148,825)

	(149,690)	(1,820,976)	153,190	1,805,006

Investor Shares

Shares sold	1,509,633	19,378,732	416,252	5,000,039

Shares redeemed	(6,960)	(92,083)	(573)	(7,040)

	1,502,673	19,286,649	415,679	4,992,999

Class R6 Shares

Shares sold	—	—	554	6,077

Shares redeemed	(1)	(17)	(4)	(45)

	(1)	(17)	550	6,032

137

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	356,861	$4,289,374	680,601	$7,628,685

Shares redeemed	(457,368)	(5,513,992)	(647,812)	(7,131,670)

	(100,507)	(1,224,618)	32,789	497,015

NET INCREASE IN SHARES	1,249,878	$16,223,103	605,743	$7,354,103

	Small/Mid Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	764,534	$13,792,214	1,710,722	$29,535,985

Shares redeemed	(1,867,850)	(33,520,007)	(3,786,236)	(65,178,159)

	(1,103,316)	(19,727,793)	(2,075,514)	(35,642,174)

Class C Shares

Shares sold	67,774	856,415	342,229	4,133,974

Shares redeemed	(1,051,238)	(13,166,499)	(1,959,542)	(23,637,550)

	(983,464)	(12,310,084)	(1,617,313)	(19,503,576)

Institutional Shares

Shares sold	3,144,866	65,023,880	6,666,890	132,515,782

Shares redeemed	(6,103,0258)	(127,363,832)	(12,167,338)	(241,397,817)

	(2,958,162)	(62,339,952)	(5,500,448)	(108,882,035)

Service Shares

Shares sold	17,602	271,787	12,602	209,145

Shares redeemed	(10,021)	(160,988)	(20,301)	(340,149)

	7,581	110,799	(7,699)	(131,004)

Investor Shares

Shares sold	1,332,597	26,161,701	4,144,372	77,758,694

Shares redeemed	(4,515,047)	(89,510,643)	(9,717,900)	(182,799,915)

	(3,182,450)	(63,348,942)	(5,573,528)	(105,041,221)

Class R6 Shares

Shares sold	493,610	10,224,045	1,374,923	27,675,512

Shares redeemed	(1,550,116)	(33,134,127)	(2,112,790)	(42,295,451)

	(1,056,506)	(22,910,082)	(737,867)	(14,619,939)

Class R Shares

Shares sold	52,691	866,939	127,033	2,042,036

Shares redeemed	(94,606)	(1,587,988)	(201,612)	(3,227,010)

	(41,915)	(721,049)	(74,579)	(1,184,974)

Class P Shares

Shares sold	842,212	17,888,296	3,073,051	61,235,735

Shares redeemed	(2,591,329)	(52,923,671)	(5,146,665)	(101,530,588)

	(1,749,117)	(35,035,375)	(2,073,614)	(40,294,853)

138

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

NET DECREASE IN SHARES	(11,067,349)	$(216,282,478)	(17,677,306)	$(325,522,830)

	Strategic Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	167,902	$1,451,757	322,158	$2,412,093

Reinvestment of distributions	209,259	1,791,257	498,747	3,451,328

Shares redeemed	(456,192)	(3,921,237)	(974,825)	(7,441,585)

	(79,031)	(678,223)	(153,920)	(1,578,164)

Class C Shares

Shares sold	28,644	342,309	33,157	347,038

Reinvestment of distributions	8,378	98,698	18,885	178,463

Shares redeemed	(26,160)	(306,072)	(53,123)	(534,528)

	10,862	134,935	(1,081)	(9,027)

Institutional Shares

Shares sold	485,961	5,153,263	1,103,806	9,656,953

Reinvestment of distributions	180,126	1,932,748	385,457	3,295,656

Shares redeemed	(436,109)	(4,649,817)	(1,710,461)	(15,689,694)

	229,978	2,436,194	(221,198)	(2,737,085)

Service Shares

Shares sold	16,240	140,851	64,325	510,634

Reinvestment of distributions	7,299	59,705	9,933	65,953

Shares redeemed	(1,587)	(13,466)	(23,463)	(165,647)

	21,952	187,090	50,795	410,940

Investor Shares

Shares sold	207,477	2,256,972	367,583	3,472,809

Reinvestment of distributions	23,628	251,168	24,375	206,704

Shares redeemed	(56,687)	(602,881)	(228,216)	(2,170,730)

	174,418	1,905,259	163,742	1,508,783

Class R6 Shares

Shares sold	33,415	365,138	33,887	312,753

Reinvestment of distributions	17,600	188,326	40,515	345,591

Shares redeemed	(16,000)	(171,137)	(77,324)	(713,994)

	35,015	382,327	(2,922)	(55,650)

Class R Shares

Shares sold	1,107	8,685	2,000	13,753

Reinvestment of distributions	1,662	12,914	3,494	22,119

Shares redeemed	(582)	(4,380)	(2,326)	(15,478)

	2,187	17,219	3,168	20,394

139

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	112,894	$1,242,426	585,456	$5,071,379

Reinvestment of distributions	248,174	2,650,501	636,399	5,415,754

Shares redeemed	(406,875)	(4,281,060)	(1,882,177)	(17,151,643)

	(45,807)	(388,133)	(660,322)	(6,664,510)

NET INCREASE (DECREASE) IN SHARES	349,574	$3,996,668	(821,738)	$(9,104,319)

	Technology Opportunities

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	673,377	$14,772,063	1,913,042	$33,536,147

Reinvestment of distributions	—	—	3,552,465	54,779,008

Shares redeemed	(2,177,752)	(46,538,700)	(3,789,907)	(65,364,768)

	(1,504,375)	(31,766,637)	1,675,600	22,950,387

Class C Shares

Shares sold	76,767	876,321	165,415	1,711,923

Reinvestment of distributions	—	—	560,074	4,665,417

Shares redeemed	(190,085)	(2,172,082)	(417,571)	(4,297,788)

	(113,318)	(1,295,761)	307,918	2,079,552

Institutional Shares

Shares sold	703,403	19,691,461	903,875	20,273,907

Reinvestment of distributions	—	—	628,475	12,349,543

Shares redeemed	(687,345)	(19,154,691)	(1,807,617)	(39,213,652)

	16,058	536,770	(275,267)	(6,590,202)

Service Shares

Shares sold	90,914	1,887,303	128,332	2,177,721

Reinvestment of distributions	—	—	104,455	1,511,457

Shares redeemed	(75,928)	(1,523,396)	(179,205)	(3,081,215)

	14,986	363,907	53,582	607,963

Investor Shares

Shares sold	58,683	1,598,015	217,621	4,637,208

Reinvestment of distributions	—	—	200,217	3,798,122

Shares redeemed	(134,649)	(3,610,383)	(533,249)	(11,276,734)

	(75,966)	(2,012,368)	(115,411)	(2,841,404)

Class R6 Shares

Shares sold	106,374	2,980,201	261,517	6,203,937

Reinvestment of distributions	—	—	408,413	8,037,564

Shares redeemed	(114,561)	(3,170,892)	(197,512)	(4,235,913)

	(8,187)	(190,691)	472,418	10,005,588

140

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	809,829	$22,510,672	726,632	$15,704,505

Reinvestment of distributions	—	—	522,911	10,285,667

Shares redeemed	(148,874)	(3,946,592)	(2,156,999)	(47,994,446)

	660,955	18,564,080	(907,456)	(22,004,274)

NET INCREASE (DECREASE) IN SHARES	(1,009,847)	$(15,800,700)	1,211,384	$4,207,610

	U.S. Equity ESG

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	27,690	$491,778	63,036	$1,006,562

Reinvestment of distributions	2,067	37,570	1,820	27,864

Shares redeemed	(40,063)	(720,169)	(53,326)	(866,250)

	(10,306)	(190,821)	11,530	168,176

Class C Shares

Shares sold	357	6,050	3,591	53,271

Shares redeemed	(17,842)	(298,766)	(41,358)	(600,664)

	(17,485)	(292,716)	(37,767)	(547,393)

Institutional Shares

Shares sold	8,429	153,765	17,941	301,021

Reinvestment of distributions	754	13,873	667	10,348

Shares redeemed	(7,704)	(142,861)	(12,106)	(196,979)

	1,479	24,777	6,503	114,390

Investor Shares

Shares sold	1,870	32,382	3,356	56,997

Reinvestment of distributions	264	4,859	236	3,657

Shares redeemed	(2,185)	(41,600)	(42,375)	(670,197)

	(51)	(4,359)	(38,783)	(609,543)

Class R6 Shares

Shares sold	9,114	156,911	18,023	293,189

Reinvestment of distributions	588	10,833	559	8,673

Shares redeemed	(10,203)	(184,206)	(22,364)	(359,651)

	(501)	(16,462)	(3,782)	(57,789)

Class R Shares

Shares sold	737	13,024	4,058	67,039

Reinvestment of distributions	14	261	41	624

Shares redeemed	(93)	(1,785)	(14,051)	(239,108)

	658	11,500	(9,952)	(171,445)

141

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	71,499	$1,308,208	273,158	$4,293,027

Reinvestment of distributions	4,985	91,767	4,496	69,687

Shares redeemed	(35,371)	(650,434)	(63,635)	(1,059,206)

	41,113	749,541	214,019	3,303,508

NET INCREASE IN SHARES	14,907	$281,460	141,768	$2,199,904

142

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, and Lawrence W. Stranghoener were elected to the Trust’s Board of Trustees. In addition, at the Meeting, John G. Chou, Eileen H. Dowling, and Paul C. Wirth, each of whom was previously appointed to the Trust’s Board of Trustees rather than elected by shareholders, were elected. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Cheryl K. Beebe	169,452,067,796	5,900,273,020

John G. Chou	173,279,757,273	2,072,583,543

Eileen H. Dowling	173,287,456,218	2,064,884,598

Lawrence Hughes	173,486,691,901	1,865,648,915

John F. Killian	173,511,167,174	1,841,173,642

Steven D. Krichmar	173,484,256,228	1,868,084,588

Michael Latham	173,498,020,286	1,854,320,530

Lawrence W. Stranghoener	173,455,949,165	1,896,391,651

Paul C. Wirth	173,324,070,424	2,028,270,391

143

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Liquidity Risk Management Program February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 29, 2024 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Concentrated Growth Fund			Enhanced Core Equity Fund			Large Cap Core Fund			Mid Cap Growth Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Class A
Actual	$1,000.00	$1,164.14	$5.27	$1,000.00	$1,136.39	$4.99	$1,000.00	$1,055.47	$5.21	$1,000.00	$1,128.23	$6.09
Hypothetical 5% return	1,000.00	1,019.99+	4.92	1,000.00	1,020.19+	4.72	1,000.00	1,019.79+	5.12	1,000.00	1,019.14+	5.77
Class C
Actual	1,000.00	1,159.81	9.29	1,000.00	1,132.57	8.96	1,000.00	1,051.41	9.03	1,000.00	1,124.21	10.03
Hypothetical 5% return	1,000.00	1,016.26+	8.67	1,000.00	1,016.46+	8.47	1,000.00	1,016.06+	8.87	1,000.00	1,015.42+	9.52
Institutional
Actual	1,000.00	1,165.86	3.77	1,000.00	1,139.12	3.08	1,000.00	1,057.17	3.58	1,000.00	1,129.72	4.50
Hypothetical 5% return	1,000.00	1,021.38+	3.52	1,000.00	1,021.98+	2.92	1,000.00	1,021.38+	3.52	1,000.00	1,020.64+	4.27
Service
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,054.49	6.13	1,000.00	1,127.35	7.14
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,018.90+	6.02	1,000.00	1,018.15+	6.77
Investor
Actual	1,000.00	1,165.44	3.82	1,000.00	1,138.22	3.67	1,000.00	1,056.72	3.94	1,000.00	1,129.38	4.76
Hypothetical 5% return	1,000.00	1,021.33+	3.57	1,000.00	1,021.43+	3.47	1,000.00	1,021.03+	3.87	1,000.00	1,020.39+	4.52
Class R6
Actual	1,000.00	1,166.41	3.72	1,000.00	1,138.90	3.03	1,000.00	1,057.04	3.53	1,000.00	1,130.63	4.45
Hypothetical 5% return	1,000.00	1,021.43+	3.47	1,000.00	1,022.03+	2.87	1,000.00	1,021.43+	3.47	1,000.00	1,020.69+	4.22
Class R
Actual	N/A	N/A	N/A	1,000.00	1,135.87	6.32	1,000.00	1,053.85	6.49	1,000.00	1,126.25	7.40
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,018.95+	5.97	1,000.00	1,018.55+	6.37	1,000.00	1,017.90+	7.02
Class P
Actual	1,000.00	1,165.94	3.72	1,000.00	1,138.80	3.03	1,000.00	1,057.37	3.53	1,000.00	1,129.92	4.45
Hypothetical 5% return	1,000.00	1,021.43+	3.47	1,000.00	1,022.03+	2.87	1,000.00	1,021.43+	3.47	1,000.00	1,020.69+	4.22

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

145

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 29, 2024 (Unaudited) (continued)

	Small Cap Growth Fund			Small/Mid Cap Growth Fund			Strategic Growth Fund			Technology Opportunities Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Class A
Actual	$1,000.00	$1,130.72	$6.46	$1,000.00	$1,159.65	$6.71	$1,000.00	$1,142.57	$5.49	$1,000.00	$1,222.17	$6.35
Hypothetical 5% return	1,000.00	1,018.80+	6.12	1,000.00	1,018.65+	6.27	1,000.00	1,019.74+	5.17	1,000.00	1,019.14+	5.77
Class C
Actual	1,000.00	1,126.82	10.42	1,000.00	1,155.93	10.72	1,000.00	1,137.19	9.46	1,000.00	1,218.23	10.48
Hypothetical 5% return	1,000.00	1,015.07+	9.87	1,000.00	1,014.92+	10.02	1,000.00	1,016.01+	8.92	1,000.00	1,015.42+	9.52
Institutional
Actual	1,000.00	1,132.29	4.82	1,000.00	1,161.40	5.00	1,000.00	1,144.13	4.00	1,000.00	1,223.47	4.81
Hypothetical 5% return	1,000.00	1,020.34+	4.57	1,000.00	1,020.24+	4.67	1,000.00	1,021.13+	3.77	1,000.00	1,020.54+	4.37
Service
Actual	N/A	N/A	N/A	1,000.00	1,158.80	7.68	1,000.00	1,141.47	6.66	1,000.00	1,220.70	7.56
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,017.75+	7.17	1,000.00	1,018.65+	6.27	1,000.00	1,018.05+	6.87
Investor
Actual	1,000.00	1,131.90	5.14	1,000.00	1,161.41	5.37	1,000.00	1,142.47	4.15	1,000.00	1,223.61	4.98
Hypothetical 5% return	1,000.00	1,020.04+	4.87	1,000.00	1,019.89+	5.02	1,000.00	1,020.98+	3.92	1,000.00	1,020.39+	4.52
Class R6
Actual	1,000.00	1,132.18	4.77	1,000.00	1,161.17	4.94	1,000.00	1,143.56	3.94	1,000.00	1,223.60	4.75
Hypothetical 5% return	1,000.00	1,020.39+	4.52	1,000.00	1,020.29+	4.62	1,000.00	1,021.18+	3.72	1,000.00	1,020.59+	4.32
Class R
Actual	N/A	N/A	N/A	1,000.00	1,157.80	8.05	1,000.00	1,139.38	6.81	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,017.40+	7.52	1,000.00	1,018.50+	6.42	N/A	N/A	N/A
Class P
Actual	1,000.00	1,132.29	4.77	1,000.00	1,161.65	4.94	1,000.00	1,143.84	3.94	1,000.00	1,224.07	4.76
Hypothetical 5% return	1,000.00	1,020.39+	4.52	1,000.00	1,020.29+	4.62	1,000.00	1,021.18+	3.72	1,000.00	1,020.59+	4.32

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

	U.S. Equity ESG Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Class A
Actual	$1,000.00	$1,108.17	$5.40
Hypothetical 5% return	1,000.00	1,019.74+	5.17
Class C
Actual	1,000.00	1,104.62	9.31
Hypothetical 5% return	1,000.00	1,016.01+	8.92
Institutional
Actual	1,000.00	1,110.80	3.52
Hypothetical 5% return	1,000.00	1,021.53+	3.37
Investor
Actual	1,000.00	1,109.42	4.09
Hypothetical 5% return	1,000.00	1,020.98+	3.92
Class R6
Actual	1,000.00	1,110.84	3.46
Hypothetical 5% return	1,000.00	1,021.58+	3.32
Class R
Actual	1,000.00	1,107.04	6.71
Hypothetical 5% return	1,000.00	1,018.50+	6.42
Class P
Actual	1,000.00	1,110.90	3.46
Hypothetical 5% return	1,000.00	1,021.58+	3.32

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 29, 2024 (Unaudited) (continued)

The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R
Concentrated Growth Fund	0.98%	1.73%	0.70%	N/A	0.71%	0.69%	N/A
Enhanced Core Equity Fund	0.94	1.69	0.58	N/A	0.69	0.57	1.19%
Large Cap Core Fund	1.02	1.77	0.70	1.20%	0.77	0.69	1.27
Mid Cap Growth Fund	1.15	1.90	0.85	1.35	0.90	0.84	1.40
Small Cap Growth Fund	1.22	1.97	0.91	N/A	0.97	0.90	N/A
Small/Mid Cap Growth Fund	1.25	2.00	0.93	1.43	1.00	0.92	1.50
Strategic Growth Fund	1.03	1.78	0.75	1.25	0.78	0.74	1.28
Technology Opportunities Fund	1.15	1.90	0.87	1.37	0.90	0.86	N/A
U.S. Equity ESG Fund	1.03	1.78	0.67	N/A	0.78	0.66	1.28
The annualized net expense ratios for the period were as follows:
Fund							Class P
Concentrated Growth Fund							0.69%
Enhanced Core Equity Fund							0.57
Large Cap Core Fund							0.69
Mid Cap Growth Fund							0.84
Small Cap Growth Fund							0.90
Small/Mid Cap Growth Fund							0.92
Strategic Growth Fund							0.74
Technology Opportunities Fund							0.86
U.S. Equity ESG Fund							0.66

147

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FUNDS PROFILE

Goldman Sachs Funds

 February 29, 2024

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund[4]

Fixed Income Alternatives

∎	Short Duration High Yield Fund[5]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[6]
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund[7]
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
[4]	Effective after the close of business on October 31, 2023, the Goldman Sachs Local Emerging Markets Debt Fund was renamed the Goldman Sachs Emerging Markets Credit Fund.
[5]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[6]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[7]	Effective after the close of business on September 22, 2023, the Goldman Sachs Multi-Manager Alternatives Fund was renamed the Goldman Sachs Multi-Strategy Alternatives Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our exchange-traded funds.

149

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov/. The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC's website at http://www.sec.gov/. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Goldman Sachs & Co. LLC (''Goldman Sachs'') does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's®, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 365394-OTU-04/2024 EQGRWSAR-24

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME
∎	FOCUSED VALUE
∎	LARGE CAP VALUE
∎	MID CAP VALUE
∎	SMALL CAP VALUE
∎	SMALL/MID CAP VALUE

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Fundamental Equity Value Funds February 29, 2024

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Value Funds (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500® Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500® Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500® Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

1

MARKET REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500® Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500® Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500® Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven.”

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500® Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Large Cap Value Fund

•	The Fund posted double-digit positive absolute returns that significantly outperformed its benchmark, the Russell 1000® Value Index, during the Reporting Period.

•	Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the information technology, materials and financials sectors. Only partially offsetting these positive contributors was stock selection in the utilities and energy sectors, which detracted. More specifically, stock selection overall contributed most positively to the Fund’s performance during the Reporting Period, especially in the consumer discretionary, consumer staples and industrials sectors. Only partially offsetting these positive contributors was stock selection in the health care and information technology sectors, which detracted.

2

MARKET REVIEW

•	Sector allocation decisions as a whole added value to the Fund’s relative results during the Reporting Period.

•	From an industry perspective, stock selection in semiconductors & semiconductor equipment and the technology hardware storage & peripherals industries within the information technology sector added value. Within materials, stock selection in the chemicals industry helped most. In financials, positioning in the insurance, consumer finance and capital markets industries proved most beneficial.

•	Among individual holdings, overweight positions in information technology infrastructure manufacturer Dell Technologies, investment firm KKR & Co. and insurance company Allstate contributed most positively during the Reporting Period. Those individual holdings that detracted most included overweight positions in consumer health company Kenvue, pharmaceuticals company Bristol-Myers Squibb and auto parts technology supplier Aptiv. We sold the Fund’s position in Aptiv by the end of the Reporting Period.

3

FUND BASICS

Equity Income Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	9.58%	9.27%

Class C	9.17	9.27

Institutional	9.73	9.27

Service	9.47	9.27

Investor	9.72	9.27

Class R6	9.76	9.27

Class R	9.45	9.27

Class P	9.76	9.27

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The unmanaged Russell 1000® Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.9%	Financials

Exxon Mobil Corp.	3.1	Energy

Linde PLC	2.6	Materials

Walmart, Inc.	2.3	Consumer Staples

Republic Services, Inc.	2.2	Industrials

Eaton Corp. PLC	2.1	Industrials

Procter & Gamble Co. (The)	2.1	Consumer Staples

Bank of America Corp.	2.1	Financials

Bristol-Myers Squibb Co.	2.0	Health Care

Amgen, Inc.	1.9	Health Care

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Investments in the securities lending reinvestment vehicle represented 0.09% of the Fund’s net assets as of February 29, 2024. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Focused Value Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	12.07%	9.27%

Class C	11.67	9.27

Institutional	12.29	9.27

Investor	12.25	9.27

Class R6	12.25	9.27

Class R	11.93	9.27

Class P	12.25	9.27

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The unmanaged Russell 1000® Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Value Index figures do not reflect any deduction of fees, expenses, or taxes. It is not possible to invest directly in an unmanaged index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	5.4%	Energy

Danaher Corp.	5.0	Health Care

Salesforce, Inc.	4.7	Information Technology

Colgate-Palmolive Co.	4.5	Consumer Staples

Marvell Technology, Inc.	4.2	Information Technology

Bank of America Corp.	4.1	Financials

Lowe’s Cos., Inc.	4.1	Consumer Discretionary

Bristol-Myers Squibb Co.	4.0	Health Care

Zimmer Biomet Holdings, Inc.	3.9	Health Care

Ameren Corp.	3.9	Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Large Cap Value Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	12.90%	9.27%

Class C	12.41	9.27

Institutional	13.02	9.27

Service	12.68	9.27

Investor	12.92	9.27

Class R6	13.01	9.27

Class R	12.72	9.27

Class P	13.01	9.27

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The unmanaged Russell 1000® Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Value Index figures do not reflect any deduction of fees, expenses, or taxes. It is not possible to invest directly in an unmanaged index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	3.6%	Energy

JPMorgan Chase & Co.	3.3	Financials

Johnson & Johnson	2.5	Health Care

Walmart, Inc.	2.3	Consumer Staples

Danaher Corp.	2.3	Health Care

General Electric Co.	2.2	Industrials

Berkshire Hathaway, Inc., Class B	2.2	Financials

Eaton Corp. PLC	2.1	Industrials

Bristol-Myers Squibb Co.	2.0	Health Care

BlackRock, Inc.	1.9	Financials

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

8

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Mid Cap Value Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	10.61%	9.49%

Class C	10.19	9.49

Institutional	10.81	9.49

Service	10.51	9.49

Investor	10.78	9.49

Class R6	10.81	9.49

Class R	10.47	9.49

Class P	10.80	9.49

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Marvell Technology, Inc.	2.8%	Information Technology

Martin Marietta Materials, Inc.	2.1	Materials

Fidelity National Information Services, Inc.	2.0	Financials

Steel Dynamics, Inc.	2.0	Materials

Zimmer Biomet Holdings, Inc.	2.0	Health Care

United Rentals, Inc.	2.0	Industrials

AMETEK, Inc.	1.8	Industrials

Fortive Corp.	1.8	Industrials

Lennar Corp., Class A	1.7	Consumer Discretionary

VICI Properties, Inc. REIT	1.6	Real Estate

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

10

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets as of February 29, 2024. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Small Cap Value Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]

Class A	4.82%	7.70%

Class C	4.39	7.70

Institutional	4.96	7.70

Service	4.69	7.70

Investor	4.94	7.70

Class R6	4.97	7.70

Class R	4.69	7.70

Class P	4.97	7.70

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business	Country

Meritage Homes Corp.	1.5%	Household Durables	United States

ASGN, Inc.	1.4	Professional Services	United States

SPX Technologies, Inc.	1.3	Machinery	United States

SITE Centers Corp. REIT	1.2	Equity Real Estate Investment Trusts (REITs)	United States

Arcosa, Inc.	1.1	Construction & Engineering	United States

Acadia Realty Trust REIT	1.0	Equity Real Estate Investment Trusts (REITs)	United States

iShares Russell 2000 Value ETF	1.0	Exchange-Traded Fund	United States

Moog, Inc., Class A	1.0	Aerospace & Defense	United States

Terreno Realty Corp. REIT	1.0	Industrial REITs	United States

RLJ Lodging Trust REIT	1.0	Equity Real Estate Investment Trusts (REITs)	United States

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

12

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[1]

As of February 29, 2024

[1]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

Small/Mid Cap Value Fund as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]

Class A	8.40%	8.84%

Class C	8.01	8.84

Institutional	8.61	8.84

Investor	8.54	8.84

Class R6	8.57	8.84

Class R	8.28	8.84

Class P	8.64	8.84

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Russell 2500® Value is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500® Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/24[3]

Holding	% of Net Assets	Line of Business

Saia, Inc.	1.7%	Industrials

Curtiss-Wright Corp.	1.6	Industrials

Ciena Corp.	1.5	Information Technology

Tenet Healthcare Corp.	1.5	Health Care

Entegris, Inc.	1.5	Information Technology

Regal Rexnord Corp.	1.4	Industrials

KBR, Inc.	1.4	Industrials

SPX Technologies, Inc.	1.4	Industrials

AECOM	1.4	Industrials

Regency Centers Corp. REIT	1.2	Real Estate

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

14

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2024

[4]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Aerospace & Defense – 1.0%
17,613	L3Harris Technologies, Inc.	$3,727,968

Air Freight & Logistics – 1.0%
24,697	United Parcel Service, Inc., Class B	3,661,577

Banks – 7.9%
223,636	Bank of America Corp.	7,719,915
68,491	Citigroup, Inc.	3,800,565
78,116	JPMorgan Chase & Co.	14,534,263
107,967	Truist Financial Corp.	3,776,686

		29,831,429

Beverages – 2.6%
103,010	Coca-Cola Co. (The)	6,182,660
49,964	Coca-Cola Europacific Partners PLC (United Kingdom)	3,429,029

		9,611,689

Biotechnology – 1.9%
26,182	Amgen, Inc.	7,169,417

Capital Markets – 5.7%
48,143	Blackstone, Inc.	6,153,638
53,439	KKR & Co., Inc.	5,250,916
42,001	Morgan Stanley	3,613,766
74,659	Nasdaq, Inc.	4,195,836
20,414	Singapore Exchange Ltd. ADR (Singapore)	2,154,086

		21,368,242

Chemicals – 2.6%
21,612	Linde PLC	9,699,898

Commercial Services & Supplies – 2.2%
44,494	Republic Services, Inc.	8,169,098

Communications Equipment – 1.8%
142,895	Cisco Systems, Inc.	6,911,831

Construction & Engineering – 0.6%
75,734	Vinci SA ADR (France)(a)	2,423,488

Consumer Finance – 1.6%
27,492	American Express Co.	6,032,295

Consumer Staples Distribution & Retail – 2.2%
144,105	Walmart, Inc.	8,445,994

Diversified Telecommunication Services – 1.5%
324,518	AT&T, Inc.	5,494,090

Electric Utilities – 1.4%
48,441	NextEra Energy, Inc.	2,673,459
50,711	Xcel Energy, Inc.	2,671,962

		5,345,421

Electrical Equipment – 2.1%
27,382	Eaton Corp. PLC	7,913,398

Financial Services – 1.1%
15,012	Visa, Inc., Class A	4,242,992

Food Products – 1.4%
37,402	General Mills, Inc.	2,400,460

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
83,707	Kraft Heinz Co. (The)	$2,953,183

		5,353,643

Ground Transportation – 1.0%
14,790	Norfolk Southern Corp.	3,747,490

Health Care Equipment & Supplies – 2.6%
51,011	Abbott Laboratories	6,051,945
30,112	Zimmer Biomet Holdings, Inc.	3,744,728

		9,796,673

Health Care Providers & Services – 1.0%
50,229	CVS Health Corp.	3,735,531

Health Care REITs – 0.7%
161,380	Healthpeak Properties, Inc. REIT	2,703,115

Hotels, Restaurants & Leisure – 1.2%
15,968	McDonald’s Corp.	4,667,127

Household Products – 2.1%
49,377	Procter & Gamble Co. (The)	7,847,980

Industrial Conglomerates – 1.5%
28,771	Honeywell International, Inc.	5,717,661

Insurance – 4.3%
40,525	Allstate Corp. (The)	6,464,548
24,724	Marsh & McLennan Cos., Inc.	5,000,924
25,595	Progressive Corp. (The)	4,851,788

		16,317,260

Interactive Media & Services – 1.0%
7,899	Meta Platforms, Inc., Class A	3,871,537

IT Services – 1.2%
11,594	Accenture PLC, Class A	4,345,199

Life Sciences Tools & Services – 1.5%
22,829	Danaher Corp.	5,778,933

Machinery – 3.6%
18,283	Caterpillar, Inc.	6,105,791
16,956	Illinois Tool Works, Inc.	4,445,015
31,416	Stanley Black & Decker, Inc.	2,805,135

		13,355,941

Media – 2.0%
49,562	Comcast Corp., Class A	2,123,732
58,024	New York Times Co. (The), Class A	2,569,303
33,352	Omnicom Group, Inc.	2,947,983

		7,641,018

Metals & Mining – 1.2%
67,436	Rio Tinto PLC ADR (Australia)	4,351,645

Multi-Utilities – 3.2%
48,915	Ameren Corp.	3,482,259
57,500	CMS Energy Corp.	3,298,775
39,023	Dominion Energy, Inc.	1,866,470
48,255	National Grid PLC ADR (United Kingdom)(a)	3,216,678

		11,864,182

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 6.6%
58,721	ConocoPhillips	$6,608,461
37,666	EOG Resources, Inc.	4,311,251
109,994	Exxon Mobil Corp.	11,496,573
40,422	Shell PLC ADR (Netherlands)	2,539,714

		24,955,999

Personal Care Products – 1.0%
205,490	Kenvue, Inc.	3,904,310

Pharmaceuticals – 6.4%
109,667	AstraZeneca PLC ADR (United Kingdom)	7,036,235
150,354	Bristol-Myers Squibb Co.	7,630,465
7,196	Eli Lilly & Co.	5,423,481
23,447	Johnson & Johnson	3,783,877

		23,874,058

Residential REITs – 1.0%
21,153	AvalonBay Communities, Inc. REIT	3,744,716

Retail REITs – 0.7%
42,359	Regency Centers Corp. REIT	2,624,140

Semiconductors & Semiconductor Equipment – 3.5%
4,408	KLA Corp.	3,007,578
82,103	Marvell Technology, Inc.	5,883,501
25,263	Texas Instruments, Inc.	4,227,258

		13,118,337

Software – 3.6%
5,823	Intuit, Inc.	3,860,008
10,460	Microsoft Corp.	4,326,674
48,289	Oracle Corp.	5,392,916

		13,579,598

Specialized REITs – 2.3%
16,085	American Tower Corp. REIT	3,198,663
36,480	Digital Realty Trust, Inc. REIT	5,355,629

		8,554,292

Specialty Retail – 2.2%
16,996	Lowe’s Cos., Inc.	4,090,427
28,838	Ross Stores, Inc.	4,295,709

		8,386,136

Technology Hardware, Storage & Peripherals – 1.9%
75,620	Dell Technologies, Inc., Class C	7,158,189

Textiles, Apparel & Luxury Goods – 1.3%
45,447	NIKE, Inc., Class B	4,723,307

Trading Companies & Distributors – 1.7%
87,673	Fastenal Co.	6,401,006

Water Utilities – 0.7%
21,921	American Water Works Co., Inc.	2,598,515

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $288,265,791)		374,766,365

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,209,853	5.219%	$3,209,853
(Cost $3,209,853)

TOTAL INVESTMENTS – 100.5% (Cost $291,475,644)		$377,976,218

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,970,447)

NET ASSETS – 100.0%		$376,005,771

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Air Freight & Logistics – 2.8%
9,270	United Parcel Service, Inc., Class B	$1,374,370

Banks – 7.2%
59,414	Bank of America Corp.	2,050,971
10,909	M&T Bank Corp.	1,524,424

		3,575,395

Biotechnology – 2.4%
4,393	Amgen, Inc.	1,202,935

Capital Markets – 5.4%
12,167	KKR & Co., Inc.	1,195,529
27,055	Nasdaq, Inc.	1,520,491

		2,716,020

Chemicals – 2.1%
3,225	Sherwin-Williams Co. (The)	1,070,797

Commercial Services & Supplies – 2.8%
8,249	Waste Connections, Inc.	1,372,964

Construction Materials – 2.8%
2,385	Martin Marietta Materials, Inc.	1,377,838

Diversified Telecommunication Services – 3.8%
110,560	AT&T, Inc.	1,871,781

Health Care Equipment & Supplies – 3.9%
15,683	Zimmer Biomet Holdings, Inc.	1,950,338

Household Products – 4.5%
25,973	Colgate-Palmolive Co.	2,247,184

Industrial Conglomerates – 3.4%
10,962	General Electric Co.	1,719,828

Insurance – 5.2%
7,921	Allstate Corp. (The)	1,263,558
10,335	Globe Life, Inc.	1,311,822

		2,575,380

Interactive Media & Services – 3.5%
12,637	Alphabet, Inc., Class A*	1,749,719

Life Sciences Tools & Services – 5.0%
9,824	Danaher Corp.	2,486,847

Machinery – 5.7%
5,285	Caterpillar, Inc.	1,764,979
12,059	Stanley Black & Decker, Inc.	1,076,748

		2,841,727

Metals & Mining – 3.1%
41,574	Freeport-McMoRan, Inc.	1,571,913

Multi-Utilities – 3.9%
27,305	Ameren Corp.	1,943,843

Oil, Gas & Consumable Fuels – 5.4%
25,862	Exxon Mobil Corp.	2,703,096

Pharmaceuticals – 6.8%
21,346	AstraZeneca PLC ADR (United
	Kingdom)	1,369,560
39,463	Bristol-Myers Squibb Co.	2,002,747

		3,372,307

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 2.9%
8,308	AvalonBay Communities, Inc. REIT	$1,470,765

Semiconductors & Semiconductor Equipment – 4.2%
28,931	Marvell Technology, Inc.	2,073,195

Software – 4.7%
7,519	Salesforce, Inc.*	2,322,018

Specialty Retail – 4.1%
8,516	Lowe’s Cos., Inc.	2,049,546

Textiles, Apparel & Luxury Goods – 3.2%
15,408	NIKE, Inc., Class B	1,601,353

TOTAL COMMON STOCKS (Cost $42,059,596)		49,241,159

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
575,158	5.219%	575,158
(Cost $575,158)

TOTAL INVESTMENTS – 100.0% (Cost $42,634,754)		$49,816,317

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(20,318)

NET ASSETS – 100.0%		$49,795,999

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments February 29 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Air Freight & Logistics – 1.3%
39,145	United Parcel Service, Inc., Class B	$5,803,638

Automobiles – 0.8%
87,027	General Motors Co.	3,566,366

Banks – 7.5%
217,475	Bank of America Corp.	7,507,237
73,154	Citigroup, Inc.	4,059,315
76,591	JPMorgan Chase & Co.	14,250,522
45,991	M&T Bank Corp.	6,426,782

		32,243,856

Beverages – 1.4%
96,994	Coca-Cola Co. (The)	5,821,580

Biotechnology – 1.7%
19,516	Amgen, Inc.	5,344,066
5,727	Biogen, Inc.*	1,242,702
8,440	BioMarin Pharmaceutical, Inc.*	728,203

		7,314,971

Capital Markets – 4.6%
10,256	BlackRock, Inc.	8,321,103
68,319	KKR & Co., Inc.	6,713,025
84,836	Nasdaq, Inc.	4,767,783

		19,801,911

Chemicals – 3.0%
17,354	Linde PLC	7,788,822
15,498	Sherwin-Williams Co. (The)	5,145,801

		12,934,623

Commercial Services & Supplies – 1.1%
29,185	Waste Connections, Inc.	4,857,551

Communications Equipment – 0.5%
7,813	Arista Networks, Inc.*	2,168,420

Construction Materials – 1.2%
8,649	Martin Marietta Materials, Inc.	4,996,614

Consumer Finance – 1.8%
35,306	American Express Co.	7,746,843

Consumer Staples Distribution & Retail – 2.3%
169,548	Walmart, Inc.	9,937,208

Containers & Packaging – 1.1%
74,434	Ball Corp.	4,765,265

Diversified Telecommunication Services – 1.6%
409,079	AT&T, Inc.	6,925,708

Electric Utilities – 1.5%
178,176	Exelon Corp.	6,385,828

Electrical Equipment – 2.0%
30,542	Eaton Corp. PLC	8,826,638

Financial Services – 4.1%
23,345	Berkshire Hathaway, Inc., Class B*	9,557,443
66,538	Fidelity National Information Services, Inc.	4,603,764

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
11,737	Visa, Inc., Class A	$3,317,346

		17,478,553

Food Products – 1.1%
65,509	Mondelez International, Inc., Class A	4,786,743

Ground Transportation – 1.9%
16,974	Norfolk Southern Corp.	4,300,872
8,788	Old Dominion Freight Line, Inc.	3,888,514

		8,189,386

Health Care Equipment & Supplies – 5.1%
9,489	Align Technology, Inc.*	2,869,663
108,071	Boston Scientific Corp.*	7,155,381
49,787	Cooper Cos., Inc. (The)	4,660,063
58,044	Zimmer Biomet Holdings, Inc.	7,218,352

		21,903,459

Health Care Providers & Services – 1.3%
75,166	CVS Health Corp.	5,590,095

Household Products – 1.5%
74,163	Colgate-Palmolive Co.	6,416,583

Industrial Conglomerates – 3.9%
61,585	General Electric Co.	9,662,071
35,105	Honeywell International, Inc.	6,976,416

		16,638,487

Industrial REITs – 1.6%
49,325	Prologis, Inc. REIT	6,573,543

Insurance – 3.1%
44,661	Allstate Corp. (The)	7,124,323
48,508	Globe Life, Inc.	6,157,120

		13,281,443

Interactive Media & Services – 1.7%
54,079	Alphabet, Inc., Class A*	7,487,778

Life Sciences Tools & Services – 2.3%
38,890	Danaher Corp.	9,844,615

Machinery – 4.2%
18,903	Caterpillar, Inc.	6,312,846
23,776	Illinois Tool Works, Inc.	6,232,878
64,524	Stanley Black & Decker, Inc.	5,761,348

		18,307,072

Media – 0.9%
45,466	Omnicom Group, Inc.	4,018,740

Metals & Mining – 1.4%
165,158	Freeport-McMoRan, Inc.	6,244,624

Multi-Utilities – 2.9%
88,588	Ameren Corp.	6,306,580
107,265	CMS Energy Corp.	6,153,793

		12,460,373

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Office REITs – 0.6%
20,316	Alexandria Real Estate Equities, Inc. REIT	$2,534,015

Oil, Gas & Consumable Fuels – 6.2%
52,397	Chesapeake Energy Corp.	4,337,424
60,566	EOG Resources, Inc.	6,932,384
148,151	Exxon Mobil Corp.	15,484,743

		26,754,551

Personal Care Products – 1.2%
273,969	Kenvue, Inc.	5,205,411

Pharmaceuticals – 5.6%
75,104	AstraZeneca PLC ADR (United Kingdom)	4,818,673
170,369	Bristol-Myers Squibb Co.	8,646,227
66,672	Johnson & Johnson	10,759,527

		24,224,427

Residential REITs – 1.2%
29,583	AvalonBay Communities, Inc. REIT	5,237,078

Semiconductors & Semiconductor Equipment – 5.0%
23,827	Advanced Micro Devices, Inc.*	4,587,412
15,710	Applied Materials, Inc.	3,167,450
4,147	KLA Corp.	2,829,498
87,429	Marvell Technology, Inc.	6,265,162
49,847	Micron Technology, Inc.	4,516,637

		21,366,159

Software – 3.2%
49,023	Dynatrace, Inc.*	2,429,090
51,470	Oracle Corp.	5,748,170
17,809	Salesforce, Inc.*	5,499,775

		13,677,035

Specialized REITs – 1.3%
15,395	American Tower Corp. REIT	3,061,450
18,670	Extra Space Storage, Inc. REIT	2,631,910

		5,693,360

Specialty Retail – 2.2%
102,916	Foot Locker, Inc.	3,543,398
24,277	Lowe’s Cos., Inc.	5,842,745

		9,386,143

Technology Hardware, Storage & Peripherals – 1.1%
50,914	Dell Technologies, Inc., Class C	4,819,519

Textiles, Apparel & Luxury Goods – 1.4%
56,819	NIKE, Inc., Class B	5,905,199

TOTAL COMMON STOCKS (Cost $335,943,600)		428,121,411

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,355,126	5.219%	$2,355,126
(Cost $2,355,126)

TOTAL INVESTMENTS – 99.9% (Cost $338,298,726)		$430,476,537

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		283,645

NET ASSETS – 100.0%		$430,760,182

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Aerospace & Defense – 2.1%
41,300	L3Harris Technologies, Inc.	$8,741,558
115,574	Woodward, Inc.	16,352,565

		25,094,123

Automobiles – 0.7%
213,874	General Motors Co.	8,764,557

Banks – 4.0%
183,592	Citizens Financial Group, Inc.	5,762,953
149,661	East West Bancorp, Inc.	10,904,300
792,963	Huntington Bancshares, Inc.	10,340,237
88,444	M&T Bank Corp.	12,359,165
109,718	Pinnacle Financial Partners, Inc.	9,075,873

		48,442,528

Beverages – 1.9%
186,128	Coca-Cola Europacific Partners
	PLC (United Kingdom)	12,773,965
42,614	Constellation Brands, Inc., Class A	10,590,431

		23,364,396

Biotechnology – 0.9%
52,489	Biogen, Inc.*	11,389,588

Broadline Retail – 0.6%
103,053	Etsy, Inc.*	7,387,870

Building Products – 2.1%
103,674	Allegion PLC	13,256,795
44,622	Trane Technologies PLC	12,582,065

		25,838,860

Capital Markets – 3.9%
162,607	KKR & Co., Inc.	15,977,764
223,746	Nasdaq, Inc.	12,574,525
155,147	Raymond James Financial, Inc.	18,667,287

		47,219,576

Chemicals – 3.6%
206,148	Ashland, Inc.	19,303,699
75,976	Celanese Corp.	11,546,073
92,574	PPG Industries, Inc.	13,108,478

		43,958,250

Communications Equipment – 0.6%
23,049	Motorola Solutions, Inc.	7,615,159

Construction Materials – 2.1%
43,016	Martin Marietta Materials, Inc.	24,850,773

Consumer Staples Distribution & Retail – 0.9%
135,074	Performance Food Group Co.*	10,369,631

Containers & Packaging – 2.0%
40,180	Avery Dennison Corp.	8,700,175
245,736	Ball Corp.	15,732,019

		24,432,194

Electric Utilities – 2.9%
256,998	Eversource Energy	15,085,783
256,933	FirstEnergy Corp.	9,406,317
201,103	Xcel Energy, Inc.	10,596,117

		35,088,217

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – 3.2%
122,917	AMETEK, Inc.	$22,147,185
58,251	Rockwell Automation, Inc.	16,606,195

		38,753,380

Electronic Equipment, Instruments & Components – 2.3%
199,264	Cognex Corp.	7,860,965
57,411	Keysight Technologies, Inc.*	8,858,517
40,091	Zebra Technologies Corp., Class A*	11,204,633

		27,924,115

Entertainment – 1.0%
86,760	Electronic Arts, Inc.	12,101,285

Financial Services – 2.7%
356,140	Fidelity National Information Services, Inc.	24,641,327
117,043	Voya Financial, Inc.	8,001,059

		32,642,386

Food Products – 0.5%
84,904	McCormick & Co., Inc.	5,846,489

Ground Transportation – 1.1%
13,255	Old Dominion Freight Line, Inc.	5,865,073
11,823	Saia, Inc.*	6,802,954

		12,668,027

Health Care Equipment & Supplies – 3.4%
181,620	Cooper Cos., Inc. (The)	16,999,632
194,731	Zimmer Biomet Holdings, Inc.	24,216,747

		41,216,379

Health Care Providers & Services – 1.5%
74,209	Cencora, Inc.	17,483,640

Health Care REITs – 0.9%
244,685	Ventas, Inc. REIT	10,347,729

Hotels, Restaurants & Leisure – 3.1%
117,127	Royal Caribbean Cruises Ltd.*	14,447,616
114,642	Wyndham Hotels & Resorts, Inc.	8,775,845
106,536	Yum! Brands, Inc.	14,746,713

		37,970,174

Household Durables – 1.7%
127,594	Lennar Corp., Class A	20,224,925

Independent Power and Renewable Electricity Producers – 0.6%
480,140	AES Corp. (The)	7,298,128

Industrial REITs – 0.3%
164,589	Americold Realty Trust, Inc. REIT	4,164,102

Insurance – 6.4%
119,644	Allstate Corp. (The)	19,085,611
48,122	American Financial Group, Inc.	6,143,736
143,823	Arch Capital Group Ltd.*	12,597,457
55,999	Arthur J Gallagher & Co.	13,659,836
122,740	Globe Life, Inc.	15,579,388
213,541	Unum Group	10,559,602

		77,625,630

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – 0.6%
212,925	Match Group, Inc.*	$7,673,817

Life Sciences Tools & Services – 1.2%
11,892	Mettler-Toledo International, Inc.*	14,831,940

Machinery – 7.3%
24,782	Chart Industries, Inc.*	3,540,356
45,172	Cummins, Inc.	12,133,651
250,997	Fortive Corp.	21,367,375
41,315	IDEX Corp.	9,746,208
96,050	ITT, Inc.	12,115,747
186,762	Stanley Black & Decker, Inc.	16,675,979
95,251	Xylem, Inc.	12,101,640

		87,680,956

Metals & Mining – 2.0%
181,802	Steel Dynamics, Inc.	24,328,744

Multi-Utilities – 3.1%
227,408	CMS Energy Corp.	13,046,397
436,108	NiSource, Inc.	11,364,975
172,090	WEC Energy Group, Inc.	13,507,344

		37,918,716

Office REITs – 1.5%
141,276	Alexandria Real Estate Equities, Inc. REIT	17,621,356

Oil, Gas & Consumable Fuels – 5.1%
50,578	Cheniere Energy, Inc.	7,849,706
81,060	Chesapeake Energy Corp.	6,710,147
84,021	Diamondback Energy, Inc.	15,335,513
375,954	Marathon Oil Corp.	9,116,884
44,598	Phillips 66	6,355,661
171,664	Targa Resources Corp.	16,864,271

		62,232,182

Passenger Airlines – 1.3%
332,862	United Airlines Holdings, Inc.*	15,141,892

Residential REITs – 3.3%
87,692	AvalonBay Communities, Inc. REIT	15,524,115
257,845	Equity LifeStyle Properties, Inc. REIT	17,358,125
208,787	Invitation Homes, Inc. REIT	7,113,373

		39,995,613

Retail REITs – 1.0%
199,059	Regency Centers Corp. REIT	12,331,705

Semiconductors & Semiconductor Equipment – 3.8%
479,167	Marvell Technology, Inc.	34,337,107
94,371	MKS Instruments, Inc.	11,584,984

		45,922,091

Software – 1.4%
183,164	Dynatrace, Inc.*	9,075,776
297,165	Klaviyo, Inc., Class A*(a)	7,874,873

		16,950,649

Specialized REITs – 3.3%
73,143	Digital Realty Trust, Inc. REIT	10,738,124

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
64,323	Extra Space Storage, Inc. REIT	$9,067,613
651,052	VICI Properties, Inc. REIT	19,485,986

		39,291,723

Specialty Retail – 3.4%
263,652	Foot Locker, Inc.	9,077,538
18,393	RH*	5,047,039
119,973	Ross Stores, Inc.	17,871,178
16,901	Ulta Beauty, Inc.*	9,271,213

		41,266,968

Trading Companies & Distributors – 2.5%
85,522	Fastenal Co.	6,243,961
34,026	United Rentals, Inc.	23,589,205

		29,833,166

TOTAL COMMON STOCKS (Cost $952,051,947)		1,183,103,629

Shares	Dividend Rate	Value

Investment Company – 2.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,190,730	5.219%	27,190,730
(Cost $27,190,730)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $979,242,677)		1,210,294,359

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
724,640	5.219%	724,640
(Cost $724,640)

TOTAL INVESTMENTS – 100.1% (Cost $979,967,317)		$1,211,018,999

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,574,532)

NET ASSETS – 100.0%		$1,209,444,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—American Depositary Receipt
REIT	—Public Limited Company

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 1.9%
39,627	Ducommun, Inc.*	$1,891,000
334,965	Kratos Defense & Security Solutions, Inc.*	6,109,762
93,373	Moog, Inc., Class A	14,001,281
133,039	V2X, Inc.*	5,122,002

		27,124,045

Automobile Components – 1.3%
363,452	Adient PLC*	12,335,561
441,144	Goodyear Tire & Rubber Co. (The)*	5,240,791

		17,576,352

Banks – 14.8%
234,249	Ameris Bancorp	10,852,756
276,577	Atlantic Union Bankshares Corp.	9,198,951
174,202	Banner Corp.	7,637,016
182,987	Community Bank System, Inc.	8,289,311
289,642	ConnectOne Bancorp, Inc.	5,732,015
388,870	CVB Financial Corp.	6,618,567
612,152	Eastern Bankshares, Inc.	7,909,004
208,459	FB Financial Corp.	7,429,479
218,763	First Financial Bankshares, Inc.	6,768,527
237,431	First Merchants Corp.	7,882,709
140,980	German American Bancorp, Inc.	4,435,231
200,038	Glacier Bancorp, Inc.	7,485,422
275,287	Hancock Whitney Corp.	12,002,513
182,536	Heritage Financial Corp.	3,349,536
373,463	Home BancShares, Inc.	8,761,442
113,231	Lakeland Financial Corp.	7,212,815
188,285	NBT Bancorp, Inc.	6,475,121
387,300	OceanFirst Financial Corp.	5,886,960
195,282	Origin Bancorp, Inc.	5,827,215
409,688	Pacific Premier Bancorp, Inc.	9,365,468
128,182	Pinnacle Financial Partners, Inc.	10,603,215
207,741	Renasant Corp.	6,566,693
153,538	SouthState Corp.	12,903,333
119,786	Stock Yards Bancorp, Inc.	5,487,397
215,656	Towne Bank	5,846,434
185,282	TriCo Bancshares	6,190,272
79,885	United Community Banks, Inc.	2,077,809
872,408	Valley National Bancorp	7,145,021

		205,940,232

Beverages – 0.7%
564,918	Primo Water Corp.	9,157,321

Biotechnology – 2.3%
101,301	Agios Pharmaceuticals, Inc.*	3,274,048
131,320	Alkermes PLC*	3,898,891
80,249	Biohaven Ltd.*	3,863,187
49,059	Crinetics Pharmaceuticals, Inc.*	2,008,476
117,890	Dynavax Technologies Corp.*	1,493,666
92,203	Intellia Therapeutics, Inc.*	2,961,560
257,543	Iovance Biotherapeutics, Inc.*	4,097,509
208,147	Myriad Genetics, Inc.*	4,356,517
130,638	Relay Therapeutics, Inc.*	1,308,993
193,139	Veracyte, Inc.*	4,548,423

		31,811,270

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – 0.5%
34,521	Ollie’s Bargain Outlet Holdings, Inc.*	$2,767,549
171,200	Savers Value Village, Inc.*	3,465,088

		6,232,637

Building Products – 2.4%
463,839	Masterbrand, Inc.*	8,029,053
108,629	UFP Industries, Inc.	12,452,143
422,727	Zurn Elkay Water Solutions Corp.	13,421,582

		33,902,778

Capital Markets – 2.2%
699,479	Perella Weinberg Partners	9,554,883
47,655	Piper Sandler Cos.	8,972,007
54,289	PJT Partners, Inc., Class A	5,722,060
92,081	Stifel Financial Corp.	6,985,265

		31,234,215

Chemicals – 3.1%
106,889	Ashland, Inc.	10,009,086
311,332	Avient Corp.	12,602,719
221,423	Ecovyst, Inc.*	2,136,732
345,768	Element Solutions, Inc.	8,125,548
92,171	Minerals Technologies, Inc.	6,669,494
282,963	Tronox Holdings PLC	4,159,556

		43,703,135

Commercial Services & Supplies – 0.4%
161,326	MillerKnoll, Inc.	4,928,509

Construction & Engineering – 2.5%
182,214	Arcosa, Inc.	15,123,762
89,921	Fluor Corp.*	3,309,093
260,844	Granite Construction, Inc.	13,441,291
81,044	Primoris Services Corp.	3,202,049

		35,076,195

Construction Materials – 0.6%
105,497	Knife River Corp.*	7,816,273

Consumer Finance – 0.8%
105,673	Encore Capital Group, Inc.*	5,072,304
46,983	FirstCash Holdings, Inc.	5,379,553

		10,451,857

Electric Utilities – 1.7%
68,014	IDACORP, Inc.	5,992,714
100,408	MGE Energy, Inc.	6,344,781
284,008	Portland General Electric Co.	11,408,601

		23,746,096

Electronic Equipment, Instruments & Components – 2.5%
142,999	Benchmark Electronics, Inc.	4,391,499
65,131	CTS Corp.	2,902,237
91,338	Itron, Inc.*	8,465,206
630,309	Knowles Corp.*	10,299,249
16,431	Rogers Corp.*	1,841,422
481,030	TTM Technologies, Inc.*	7,143,296

		35,042,909

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – 1.7%
338,564	Liberty Energy, Inc.	$7,238,498
119,428	Noble Corp. PLC	4,993,285
594,505	Patterson-UTI Energy, Inc.	6,878,423
70,920	Tidewater, Inc.*	4,966,527

		24,076,733

Financial Services – 2.9%
677,295	MGIC Investment Corp.	13,471,398
179,918	Mr Cooper Group, Inc.*	12,824,555
224,944	NMI Holdings, Inc., Class A*	6,766,315
80,882	Walker & Dunlop, Inc.	7,714,525

		40,776,793

Food Products – 0.8%
150,761	Simply Good Foods Co. (The)*	5,349,000
56,176	TreeHouse Foods, Inc.*	2,010,539
239,899	Utz Brands, Inc.	4,243,814

		11,603,353

Gas Utilities – 1.3%
84,120	Chesapeake Utilities Corp.	8,582,764
166,536	ONE Gas, Inc.	9,925,545

		18,508,309

Ground Transportation – 0.5%
50,783	ArcBest Corp.	7,254,859

Health Care Equipment & Supplies – 2.6%
64,000	CONMED Corp.	5,140,480
143,670	Enovis Corp.*	8,592,903
24,125	Integer Holdings Corp.*	2,660,746
138,265	LivaNova PLC*	7,578,305
353,204	Neogen Corp.*	6,071,577
223,535	Nevro Corp.*	3,254,669
77,380	QuidelOrtho Corp.*	3,528,528

		36,827,208

Health Care Providers & Services – 1.2%
74,500	Acadia Healthcare Co., Inc.*	6,217,025
752,407	NeoGenomics, Inc.*	11,737,549

		17,954,574

Health Care REITs – 0.9%
1,144,128	Physicians Realty Trust REIT	12,848,557

Health Care Technology – 0.2%
408,480	Health Catalyst, Inc.*	3,398,554

Hotel & Resort REITs – 3.0%
581,195	Apple Hospitality REIT, Inc. REIT	9,351,428
492,424	Pebblebrook Hotel Trust REIT	7,799,996
1,155,670	RLJ Lodging Trust REIT	13,717,803
77,744	Ryman Hospitality Properties, Inc. REIT	9,211,109

		40,080,336

Hotels, Restaurants & Leisure – 2.7%
190,458	Boyd Gaming Corp.	12,594,988
373,469	Everi Holdings, Inc.*	4,429,342
267,042	International Game Technology PLC	7,255,531

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
171,089	United Parks & Resorts, Inc.*	$8,785,420
51,048	Wyndham Hotels & Resorts, Inc.	3,907,725

		36,973,006

Household Durables – 3.8%
153,803	Century Communities, Inc.	13,271,661
64,461	Helen of Troy Ltd.*	8,057,625
32,962	Installed Building Products, Inc.	7,875,611
104,167	La-Z-Boy, Inc.	3,957,304
130,141	Meritage Homes Corp.	20,518,030

		53,680,231

Industrial REITs – 1.9%
347,557	STAG Industrial, Inc. REIT	12,908,267
215,628	Terreno Realty Corp. REIT	13,864,880

		26,773,147

Insurance – 3.1%
61,928	AMERISAFE, Inc.	3,267,321
256,064	CNO Financial Group, Inc.	6,834,348
32,738	Enstar Group Ltd.*	10,081,340
57,972	Hanover Insurance Group, Inc. (The)	7,621,579
145,044	Kemper Corp.	8,315,373
185,948	Skyward Specialty Insurance Group, Inc.*	6,803,837

		42,923,798

IT Services – 0.2%
205,175	Fastly, Inc., Class A*	2,917,588

Leisure Products – 0.3%
312,854	Topgolf Callaway Brands Corp.*	4,455,041

Life Sciences Tools & Services – 0.4%
130,029	Fortrea Holdings, Inc.*	4,881,289

Machinery – 5.8%
37,385	Chart Industries, Inc.*	5,340,821
122,893	Columbus McKinnon Corp.	5,133,241
73,232	Crane Co.	8,902,082
49,436	Enpro, Inc.	7,703,117
108,810	ESCO Technologies, Inc.	11,086,651
54,507	Federal Signal Corp.	4,464,668
845,500	Gates Industrial Corp. PLC*	12,445,760
154,388	SPX Technologies, Inc.*	18,092,730
46,392	Standex International Corp.	8,025,816

		81,194,886

Media – 0.9%
564,167	Entravision Communications Corp., Class A	2,172,043
33,032	Nexstar Media Group, Inc.	5,488,927
331,954	TEGNA, Inc.	4,650,676

		12,311,646

Metals & Mining – 3.1%
44,334	Arch Resources, Inc.	7,327,967
159,735	Carpenter Technology Corp.	10,326,868
223,604	Commercial Metals Co.	12,074,616
521,790	Constellium SE*	10,117,508

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
115,480	Worthington Steel, Inc.*	$3,656,097

		43,503,056

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
657,963	Ladder Capital Corp. REIT	7,112,580
461,377	PennyMac Mortgage Investment Trust REIT	6,519,257
301,024	TPG RE Finance Trust, Inc. REIT	2,251,660

		15,883,497

Oil, Gas & Consumable Fuels – 7.3%
76,871	Antero Resources Corp.*	1,975,585
141,276	California Resources Corp.	7,370,369
81,121	Chord Energy Corp.	13,178,106
163,670	Civitas Resources, Inc.	11,240,856
519,102	DHT Holdings, Inc.	5,616,684
335,749	Equitrans Midstream Corp.	3,589,157
22,637	Gulfport Energy Corp.*	3,214,228
326,063	Murphy Oil Corp.	12,934,919
187,965	PBF Energy, Inc., Class A	8,777,965
239,459	Peabody Energy Corp.	5,931,399
755,984	Permian Resources Corp.	11,763,111
87,526	Scorpio Tankers, Inc. (Monaco)	5,875,620
235,022	SM Energy Co.	10,286,913

		101,754,912

Passenger Airlines – 0.2%
380,939	JetBlue Airways Corp.*	2,468,485

Professional Services – 2.2%
785,845	Alight, Inc., Class A*	7,080,463
190,154	ASGN, Inc.*	18,886,095
31,409	ICF International, Inc.	4,863,684

		30,830,242

Real Estate Management & Development – 0.4%
553,154	Newmark Group, Inc., Class A	5,968,532

Retail REITs – 2.2%
883,971	Acadia Realty Trust REIT	14,488,285
1,278,999	SITE Centers Corp. REIT	17,368,806

		31,857,091

Semiconductors & Semiconductor Equipment – 3.2%
308,297	Amkor Technology, Inc.	9,563,373
210,995	Cohu, Inc.*	6,779,269
41,061	MACOM Technology Solutions Holdings, Inc.*	3,626,918
32,548	Onto Innovation, Inc.*	5,994,040
338,880	Semtech Corp.*	7,184,256
110,010	Synaptics, Inc.*	11,012,001

		44,159,857

Software – 0.9%
162,335	LiveRamp Holdings, Inc.*	5,678,478
150,054	Tenable Holdings, Inc.*	7,226,601

		12,905,079

Specialty Retail – 3.0%
95,911	Academy Sports & Outdoors, Inc.	7,166,470

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
38,826	Asbury Automotive Group, Inc.*	$8,108,034
189,928	Foot Locker, Inc.	6,539,221
31,311	Group 1 Automotive, Inc.	8,474,322
68,475	Signet Jewelers Ltd.	6,968,016
104,963	Valvoline, Inc.*	4,475,622

		41,731,685

Textiles, Apparel & Luxury Goods – 0.9%
58,736	Crocs, Inc.*	7,180,476
91,190	Kontoor Brands, Inc.	5,390,241

		12,570,717

Trading Companies & Distributors – 1.9%
149,973	Beacon Roofing Supply, Inc.*	12,881,181
84,657	Herc Holdings, Inc.	13,433,373

		26,314,554

Wireless Telecommunication Services – 0.2%
147,974	Telephone and Data Systems, Inc.	2,264,002

TOTAL COMMON STOCKS (Cost $1,039,029,515)		1,375,395,441

Exchange-Traded Fund – 1.0%
92,013	iShares Russell 2000 Value ETF

(Cost $14,055,014)		14,077,989

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,649,010	5.219%	6,649,010

(Cost $6,649,010)

TOTAL INVESTMENTS – 100.0% (Cost $1,059,733,539)		$1,396,122,440

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(401,585)

NET ASSETS – 100.0%		$1,395,720,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 2.3%
10,323	Curtiss-Wright Corp.	$2,439,015
12,374	Hexcel Corp.	921,368

		3,360,383

Automobile Components – 1.2%
24,855	Adient PLC*	843,578
8,525	Autoliv, Inc. (Sweden)	989,156

		1,832,734

Banks – 8.6%
47,524	Associated Banc-Corp.	990,400
21,560	Commerce Bancshares, Inc.	1,121,983
12,500	Cullen/Frost Bankers, Inc.	1,356,375
20,984	East West Bancorp, Inc.	1,528,894
22,673	First Financial Bankshares, Inc.	701,503
20,054	Glacier Bancorp, Inc.	750,421
22,902	Hancock Whitney Corp.	998,527
16,475	Pinnacle Financial Partners, Inc.	1,362,812
19,298	Prosperity Bancshares, Inc.	1,204,388
14,423	SouthState Corp.	1,212,109
11,519	United Community Banks, Inc.	299,609
13,644	Wintrust Financial Corp.	1,314,599

		12,841,620

Biotechnology – 0.5%
6,120	Exact Sciences Corp.*	352,083
1,751	United Therapeutics Corp.*	395,096

		747,179

Broadline Retail – 0.7%
19,547	Macy’s, Inc.	340,900
9,233	Ollie’s Bargain Outlet Holdings, Inc.*	740,210

		1,081,110

Building Products – 1.9%
9,369	Advanced Drainage Systems, Inc.	1,529,396
39,935	Zurn Elkay Water Solutions Corp.	1,267,936

		2,797,332

Capital Markets – 3.3%
7,094	Cboe Global Markets, Inc.	1,362,048
5,819	Evercore, Inc., Class A	1,088,618
26,765	Jefferies Financial Group, Inc.	1,119,312
17,160	Stifel Financial Corp.	1,301,758

		4,871,736

Chemicals – 2.0%
16,046	Ashland, Inc.	1,502,548
13,104	RPM International, Inc.	1,511,546

		3,014,094

Commercial Services & Supplies – 1.7%
45,428	GFL Environmental, Inc. (Canada)	1,639,042
4,574	Tetra Tech, Inc.	811,062

		2,450,104

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – 1.5%
39,801	Ciena Corp.*	$2,267,861

Construction & Engineering – 2.2%
22,919	AECOM	2,035,895
14,731	Arcosa, Inc.	1,222,673

		3,258,568

Consumer Finance – 0.9%
5,940	FirstCash Holdings, Inc.	680,130
14,548	OneMain Holdings, Inc.	687,102

		1,367,232

Consumer Staples Distribution & Retail – 1.4%
8,628	Albertsons Cos., Inc., Class A	174,976
14,926	BJ’s Wholesale Club Holdings, Inc.*	1,090,195
10,945	Performance Food Group Co.*	840,248

		2,105,419

Containers & Packaging – 1.7%
22,613	Crown Holdings, Inc.	1,732,608
33,093	Graphic Packaging Holding Co.	858,763

		2,591,371

Diversified Telecommunication Services – –%
3,739	GCI Liberty Inc., Class A*(a)	—

Electric Utilities – 1.6%
14,609	IDACORP, Inc.	1,287,199
25,921	Portland General Electric Co.	1,041,247

		2,328,446

Electrical Equipment – 3.5%
4,355	Hubbell, Inc.	1,657,818
21,296	nVent Electric PLC	1,433,647
12,429	Regal Rexnord Corp.	2,131,449

		5,222,914

Electronic Equipment, Instruments & Components – 2.3%
18,458	Cognex Corp.	728,168
12,540	Itron, Inc.*	1,162,207
29,546	Knowles Corp.*	482,782
4,664	Littelfuse, Inc.	1,111,151

		3,484,308

Energy Equipment & Services – 0.4%
14,135	Noble Corp. PLC	590,984

Entertainment – 0.1%
3,877	Liberty Media Corp.-Liberty Live, Class C*	154,382

Financial Services – 2.2%
58,213	MGIC Investment Corp.	1,157,857
13,762	Mr Cooper Group, Inc.*	980,955
13,681	NMI Holdings, Inc., Class A*	411,524
11,755	Voya Financial, Inc.	803,572

		3,353,908

Food Products – 0.9%
15,107	Darling Ingredients, Inc.*	639,177
17,602	Simply Good Foods Co. (The)*	624,519

		1,263,696

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – 0.6%
13,659	ONE Gas, Inc.	$814,076

Ground Transportation – 2.1%
4,388	ArcBest Corp.	626,870
4,376	Saia, Inc.*	2,517,950

		3,144,820

Health Care Equipment & Supplies – 2.1%
6,278	CONMED Corp.	504,249
27,310	DENTSPLY SIRONA, Inc.	892,491
19,828	Enovis Corp.*	1,185,913
11,202	QuidelOrtho Corp.*	510,811

		3,093,464

Health Care Providers & Services – 2.9%
14,915	Acadia Healthcare Co., Inc.*	1,244,657
52,307	NeoGenomics, Inc.*	815,989
23,728	Tenet Healthcare Corp.*	2,206,704

		4,267,350

Health Care REITs – 0.7%
73,839	Healthcare Realty Trust, Inc. REIT	1,017,501

Hotel & Resort REITs – 1.7%
111,330	RLJ Lodging Trust REIT	1,321,487
10,434	Ryman Hospitality Properties, Inc. REIT	1,236,220

		2,557,707

Hotels, Restaurants & Leisure – 3.1%
19,522	Boyd Gaming Corp.	1,290,990
11,054	Hyatt Hotels Corp., Class A	1,697,784
16,836	United Parks & Resorts, Inc.*	864,529
10,706	Wyndham Hotels & Resorts, Inc.	819,544

		4,672,847

Household Durables – 2.9%
10,560	Meritage Homes Corp.	1,664,890
12,625	PulteGroup, Inc.	1,368,297
3,293	TopBuild Corp.*	1,325,037

		4,358,224

Industrial REITs – 1.9%
45,222	Americold Realty Trust, Inc. REIT	1,144,117
43,995	STAG Industrial, Inc. REIT	1,633,974

		2,778,091

Insurance – 4.2%
10,242	American Financial Group, Inc.	1,307,596
9,131	Brown & Brown, Inc.	768,922
20,442	CNO Financial Group, Inc.	545,597
10,954	Globe Life, Inc.	1,390,391
3,000	RLI Corp.	439,350
13,313	Ryan Specialty Holdings, Inc.*	697,335
10,051	Selective Insurance Group, Inc.	1,050,128

		6,199,319

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – 0.2%
6,243	IAC, Inc.*	$354,602

Leisure Products – 1.1%
5,330	Brunswick Corp.	465,842
28,772	Mattel, Inc.*	566,808
37,506	Topgolf Callaway Brands Corp.*	534,086

		1,566,736

Life Sciences Tools & Services – 0.9%
9,599	Bruker Corp.	830,697
2,651	Repligen Corp.*	514,268

		1,344,965

Machinery – 5.6%
2,374	Chart Industries, Inc.*	339,150
12,111	Crane Co.	1,472,213
80,021	Gates Industrial Corp. PLC*	1,177,909
18,195	Pentair PLC	1,415,389
17,373	SPX Technologies, Inc.*	2,035,942
21,734	Timken Co. (The)	1,825,439

		8,266,042

Media – 1.1%
15,505	Liberty Media Corp.-Liberty SiriusXM*	449,335
5,879	Nexstar Media Group, Inc.	976,913
18,794	TEGNA, Inc.	263,304

		1,689,552

Metals & Mining – 3.0%
7,881	Alcoa Corp.	214,442
18,908	ATI, Inc.*	929,896
18,715	Commercial Metals Co.	1,010,610
5,246	Reliance, Inc.	1,685,120
6,264	Royal Gold, Inc.	642,874

		4,482,942

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
44,178	PennyMac Mortgage Investment Trust REIT	624,235

Oil, Gas & Consumable Fuels – 4.6%
5,528	Chord Energy Corp.	898,024
24,666	EQT Corp.	916,342
13,590	HF Sinclair Corp.	754,245
38,358	Marathon Oil Corp.	930,181
51,228	Range Resources Corp.	1,619,829
17,644	Targa Resources Corp.	1,733,347

		6,851,968

Pharmaceuticals – 0.8%
20,525	Catalent, Inc.*	1,176,904

Professional Services – 4.1%
52,952	Alight, Inc., Class A*	477,098
15,623	ASGN, Inc.*	1,551,676
3,649	CACI International, Inc., Class A*	1,367,828
34,036	KBR, Inc.	2,043,181
3,488	Paylocity Holding Corp.*	588,112

		6,027,895

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 1.1%
43,572	American Homes 4 Rent, Class A REIT	$1,612,600

Retail REITs – 1.9%
29,543	Regency Centers Corp. REIT	1,830,189
79,884	SITE Centers Corp. REIT	1,084,825

		2,915,014

Semiconductors & Semiconductor Equipment – 3.1%
16,293	Entegris, Inc.	2,189,127
13,764	MKS Instruments, Inc.	1,689,669
31,744	Semtech Corp.*	672,973

		4,551,769

Software – 1.4%
4,189	BILL Holdings, Inc.*	265,289
6,452	Procore Technologies, Inc.*	503,450
18,078	Tenable Holdings, Inc.*	870,636
17,060	UiPath, Inc., Class A*	405,175

		2,044,550

Specialized REITs – 1.0%
32,864	CubeSmart REIT	1,433,199

Specialty Retail – 1.7%
9,941	Academy Sports & Outdoors, Inc.	742,791
19,021	Foot Locker, Inc.	654,893
4,172	Group 1 Automotive, Inc.	1,129,152

		2,526,836

Textiles, Apparel & Luxury Goods – 1.5%
8,431	Crocs, Inc.*	1,030,690
573	Deckers Outdoor Corp.*	513,173
10,552	Kontoor Brands, Inc.	623,729

		2,167,592

Trading Companies & Distributors – 2.3%
8,683	Beacon Roofing Supply, Inc.*	745,783
27,995	Core & Main, Inc., Class A*	1,336,201
8,385	Herc Holdings, Inc.	1,330,532

		3,412,516

TOTAL COMMON STOCKS (Cost $115,319,721)		146,938,697

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,698,596	5.219%	$1,698,596
(Cost $1,698,596)

TOTAL INVESTMENTS – 100.0% (Cost $117,018,317)		$148,637,293

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		53,309

NET ASSETS – 100.0%		$148,690,602

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Assets:
Investments in unaffiliated issuers, at value (cost $288,087,818, $42,059,596 and $335,864,449, respectively)(a)	$374,766,365	$49,241,159	$428,121,411
Investments in affiliated issuers, at value (cost $–, $575,158 and $2,355,126, respectively)	—	575,158	2,355,126
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	3,209,853	—	—
Cash	23,578	108,083	575,724
Receivables:
Investments sold	937,508	531,638	—
Dividends	709,427	74,780	483,771
Fund shares sold	95,222	33,274	80,504
Reimbursement from investment adviser	30,998	22,467	32,143
Foreign tax reclaims	25,138	—	—
Securities lending income	6,384	—	—
Other assets	32,390	20,268	56,936

Total assets	379,836,863	50,606,827	431,705,615

Liabilities:
Payables:
Payable upon return of securities loaned	3,209,853	—	—
Fund shares redeemed	221,951	159,634	577,249
Management fees	191,761	24,875	221,376
Distribution and Service fees and Transfer Agency fees	84,304	1,468	42,253
Investments purchased	—	568,125	—
Accrued expenses	123,223	56,726	104,555

Total liabilities	3,831,092	810,828	945,433

Net Assets:
Paid-in capital	276,595,215	41,303,947	321,704,467
Total distributable earnings	99,410,556	8,492,052	109,055,715

NET ASSETS	$376,005,771	$49,795,999	$430,760,182

Net Assets:
Class A	$306,361,764	$695,206	$83,818,889
Class C	3,891,320	110,291	7,127,412
Institutional	19,699,525	2,805,754	128,912,335
Service	81,739	—	972,358
Investor	3,385,236	95,415	3,328,688
Class R6	6,406,256	1,626,461	2,574,590
Class R	747,602	51,136	3,991,950
Class P	35,432,329	44,411,736	200,033,960
Total Net Assets	$376,005,771	$49,795,999	$430,760,182
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,858,688	47,004	5,250,057
Class C	92,560	7,552	480,502
Institutional	431,325	188,704	7,956,047
Service	1,821	—	61,178
Investor	75,952	6,440	208,527
Class R6	140,247	109,689	153,755
Class R	16,833	3,478	261,238
Class P	775,887	2,994,179	11,947,941
Net asset value, offering and redemption price per share:(b)
Class A	$44.67	$14.79	$15.97
Class C	42.04	14.60	14.83
Institutional	45.67	14.87	16.20
Service	44.89	—	15.89
Investor	44.57	14.82	15.96
Class R6	45.68	14.83	16.74
Class R	44.41	14.70	15.28
Class P	45.67	14.83	16.74

(a)	Includes loaned securities having a market value of $3,169,487, $– and $– for Equity Income, Focused Value and Large Cap Value Funds, respectively.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds are $47.27, $15.65 and $16.90, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Assets:
Investments in unaffiliated issuers, at value (cost $952,051,947, $1,052,091,807 and $115,319,721, respectively)(a)	$1,183,103,629	$1,389,473,430	$146,938,697
Investments in affiliated issuers, at value (cost $27,190,730, $6,649,010 and $1,698,596, respectively)	27,190,730	6,649,010	1,698,596
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	724,640	—	—
Cash	594,993	—	435,536
Receivables:
Dividends	1,105,021	1,460,740	150,978
Fund shares sold	771,711	813,457	10,293
Securities lending income	1,968	—	—
Investments sold	—	16,843,460	—
Reimbursement from investment adviser	—	45,597	25,649
Other assets	30,151	42,973	37,924

Total assets	1,213,522,843	1,415,328,667	149,297,673

Liabilities:
Payables:
Fund shares redeemed	2,238,086	4,754,907	226,872
Payable upon return of securities loaned	724,640	—	—
Management fees	701,191	1,113,107	92,176
Distribution and Service fees and Transfer Agency fees	190,765	103,653	5,579
Investments purchased	—	12,547,021	235,964
Due to custodian	—	641,391	—
Accrued expenses	223,694	447,733	46,480

Total liabilities	4,078,376	19,607,812	607,071

Net Assets:
Paid-in capital	990,662,320	1,041,114,648	131,070,825
Total distributable earnings	218,782,147	354,606,207	17,619,777

NET ASSETS	$1,209,444,467	$1,395,720,855	$148,690,602

Net Assets:
Class A	$443,725,042	$229,425,496	$2,551,947
Class C	5,890,556	1,134,651	717,355
Institutional	321,118,841	437,416,188	22,264,846
Service	29,146,927	10,189,738	—
Investor	96,536,703	42,473,837	8,563,076
Class R6	99,002,432	411,075,090	23,361,138
Class R	20,272,094	33,898,285	115,418
Class P	193,751,872	230,107,570	91,116,822
Total Net Assets	$1,209,444,467	$1,395,720,855	$148,690,602
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	12,494,038	6,001,148	164,857
Class C	206,328	55,765	48,376
Institutional	8,881,082	9,954,301	1,415,081
Service	847,460	283,035	—
Investor	2,821,398	1,127,866	547,832
Class R6	2,740,823	9,363,750	1,486,002
Class R	601,150	928,968	7,472
Class P	5,365,055	5,241,511	5,799,878
Net asset value, offering and redemption price per share:(b)
Class A	$35.51	$38.23	$15.48
Class C	28.55	20.35	14.83
Institutional	36.16	43.94	15.73
Service	34.39	36.00	—
Investor	34.22	37.66	15.63
Class R6	36.12	43.90	15.72
Class R	33.72	36.49	15.45
Class P	36.11	43.90	15.71

(a)	Includes loaned securities having a market value of $675,750, $– and $– for Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds, respectively.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds are $37.58, $40.46 and $16.38, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $12,450, $823 and $2,558, respectively)	$4,516,595	$488,832	$4,074,702
Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	13,932	—	286
Dividends — affiliated issuers	5,031	14,606	50,689

Total Investment Income	4,535,558	503,438	4,125,677

Expenses:
Management fees	1,298,218	157,986	1,528,369
Distribution and/or Service (12b-1) fees(a)	380,618	1,388	135,039
Transfer Agency fees(a)	237,036	7,439	122,920
Registration fees	81,241	69,158	76,545
Professional fees	48,931	48,922	50,441
Printing and mailing costs	33,324	17,522	33,227
Custody, accounting and administrative services	23,954	6,526	24,811
Trustee fees	10,699	10,477	10,709
Service fees — Class C	5,068	205	8,993
Shareholder Administration fees — Service Shares	116	—	1,161
Other	7,187	4,037	7,256

Total expenses	2,126,392	323,660	1,999,471

Less — expense reductions	(313,312)	(165,467)	(368,079)

Net expenses	1,813,080	158,193	1,631,392

NET INVESTMENT INCOME	2,722,478	345,245	2,494,285

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	14,124,893	2,297,847	19,289,600
Foreign currency transactions	(2,180)	15	49
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	16,829,308	2,688,740	28,448,081
Foreign currency translations	—	(4)	(21)

Net realized and unrealized gain	30,952,021	4,986,598	47,737,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,674,499	$5,331,843	$50,231,994

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$363,576	$15,204	$116	$1,722	$218,147	$3,041	$4,129	$19	$2,738	$884	$517	$7,561
Focused Value Fund	656	616	–	116	394	123	475	–	12	43	35	6,357
Large Cap Value Fund	97,557	26,980	1,161	9,341	58,536	5,396	24,528	186	2,772	347	2,802	28,353

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $8,632 and $187, respectively)	$9,367,850	$10,799,942	$1,097,368
Dividends — affiliated issuers	290,664	249,142	26,134
Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	20,398	5,617	—

Total Investment Income	9,678,912	11,054,701	1,123,502

Expenses:
Management fees	4,151,606	7,348,110	604,146
Distribution and/or Service (12b-1) fees(a)	625,752	388,746	6,055
Transfer Agency fees(a)	492,561	436,500	30,687
Registration fees	108,443	102,534	72,713
Custody, accounting and administrative services	53,475	132,266	10,746
Professional fees	51,876	50,838	50,238
Printing and mailing costs	50,405	41,490	20,137
Shareholder Administration fees — Service Shares	33,688	15,119	—
Trustee fees	11,153	11,265	10,578
Service fees — Class C	7,415	1,311	1,005
Other	14,252	25,351	6,391

Total expenses	5,600,626	8,553,530	812,696

Less — expense reductions	(34,147)	(509,808)	(169,525)

Net expenses	5,566,479	8,043,722	643,171

NET INVESTMENT INCOME	4,112,433	3,010,979	480,331

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(84,747)	77,312,578	442,001
Foreign currency transactions	(6,112)	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	110,460,514	(19,599,053)	9,291,633

Net realized and unrealized gain	110,369,655	57,713,525	9,733,634

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,482,088	$60,724,504	$10,213,965

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value Fund	$522,535	$22,245	$33,688	$47,284	$313,524	$4,449	$60,942	$5,390	$55,229	$13,495	$14,185	$25,347
Small Cap Value Fund	285,219	3,934	15,119	84,474	171,133	787	106,589	2,419	33,114	63,095	25,343	34,021
Small/Mid Cap Value Fund	2,778	3,016	–	261	1,667	603	4,563	–	6,264	4,521	78	12,991

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:
Net investment income	$2,722,478	$7,886,801	$345,245	$657,082
Net realized gain (loss)	14,122,713	8,811,402	2,297,862	(685,397)
Net change in unrealized gain	16,829,308	8,535,232	2,688,736	5,692,620

Net increase in net assets resulting from operations	33,674,499	25,233,435	5,331,843	5,664,305

Distributions to shareholders:
From distributable earnings:
Class A Shares	(11,275,980)	(15,964,013)	(8,993)	(27,797)
Class C Shares	(151,192)	(231,155)	(514)	(28,283)
Institutional Shares	(803,219)	(1,383,100)	(40,641)	(196,617)
Service Shares	(3,522)	(4,654)	–	–
Investor Shares	(151,410)	(285,008)	(230)	(1,281)
Class R6 Shares	(231,562)	(358,806)	(243)	(1,290)
Class R Shares	(26,017)	(32,124)	(533)	(3,995)
Class P Shares	(1,510,162)	(3,656,406)	(695,465)	(3,634,594)

Total distributions to shareholders	(14,153,064)	(21,915,266)	(746,619)	(3,893,857)

From share transactions:
Proceeds from sales of shares	6,043,714	31,147,105	4,034,254	10,572,005
Reinvestment of distributions	13,896,665	21,544,310	746,619	3,893,857
Cost of shares redeemed	(66,865,265)	(58,547,443)	(6,550,490)	(12,234,451)

Net increase (decrease) in net assets resulting from share transactions	(46,924,886)	(5,856,028)	(1,769,617)	2,231,411

TOTAL INCREASE (DECREASE)	(27,403,451)	(2,537,859)	2,815,607	4,001,859

Net Assets:
Beginning of period	$403,409,222	$405,947,081	$46,980,392	$42,978,533

End of period	$376,005,771	$403,409,222	$49,795,999	$46,980,392

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:
Net investment income	$2,494,285	$5,619,486	$4,112,433	$8,659,129
Net realized gain (loss)	19,289,649	17,600,750	(90,859)	49,393,542
Net change in unrealized gain (loss)	28,448,060	15,770,239	110,460,514	(490,107)

Net increase in net assets resulting from operations	50,231,994	38,990,475	114,482,088	57,562,564

Distributions to shareholders:
From distributable earnings:
Class A Shares	(4,718,280)	(6,742,536)	(19,926,418)	(55,239,987)
Class C Shares	(415,123)	(857,851)	(313,678)	(1,231,703)
Institutional Shares	(7,608,539)	(13,297,130)	(15,261,356)	(38,717,068)
Service Shares	(53,526)	(76,077)	(1,276,414)	(4,173,176)
Investor Shares	(189,185)	(313,809)	(3,882,128)	(9,223,366)
Class R6 Shares	(140,564)	(194,345)	(4,565,475)	(10,488,178)
Class R Shares	(232,201)	(309,775)	(928,135)	(2,295,189)
Class P Shares	(11,344,187)	(16,929,697)	(7,704,303)	(21,613,805)

Total distributions to shareholders	(24,701,605)	(38,721,220)	(53,857,907)	(142,982,472)

From share transactions:
Proceeds from sales of shares	9,371,344	33,412,731	126,574,498	221,163,999
Reinvestment of distributions	24,310,006	38,058,875	51,092,460	135,698,815
Cost of shares redeemed	(49,852,934)	(100,644,410)	(180,549,149)	(268,511,768)

Net increase (decrease) in net assets resulting from share transactions	(16,171,584)	(29,172,804)	(2,882,191)	88,351,046

TOTAL INCREASE (DECREASE)	9,358,805	(28,903,549)	57,741,990	2,931,138

Net Assets:
Beginning of period	$421,401,377	$450,304,926	$1,151,702,477	$1,148,771,339

End of period	$430,760,182	$421,401,377	$1,209,444,467	$1,151,702,477

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:
Net investment income	$3,010,979	$19,191,459	$480,331	$1,716,932
Net realized gain (loss)	77,312,578	96,955,058	442,001	(6,660,726)
Net change in unrealized gain (loss)	(19,599,053)	(43,305,466)	9,291,633	14,063,494

Net increase in net assets resulting from operations	60,724,504	72,841,051	10,213,965	9,119,700

Distributions to shareholders:
From distributable earnings:
Class A Shares	(10,561,785)	(51,748,366)	(14,532)	(164,809)
Class C Shares	(82,198)	(440,629)	–	(66,005)
Institutional Shares	(22,662,987)	(202,459,669)	(206,693)	(1,864,079)
Service Shares	(578,093)	(2,858,068)	–	–
Investor Shares	(2,216,137)	(20,218,513)	(70,022)	(757,902)
Class R6 Shares	(18,226,558)	(144,535,398)	(238,483)	(6,757,794)
Class R Shares	(1,602,322)	(6,990,091)	(393)	(7,935)
Class P Shares	(8,853,867)	(38,556,866)	(845,088)	(5,911,852)

Total distributions to shareholders	(64,783,947)	(467,807,600)	(1,375,211)	(15,530,376)

From share transactions:
Proceeds from sales of shares	159,239,993	376,347,158	15,578,562	54,323,797
Proceeds paid in connection with in-kind transactions	–	(23,891,044)	–	–
Reinvestment of distributions	62,580,861	454,551,534	1,375,162	15,529,991
Cost of shares redeemed	(531,257,092)	(2,086,211,976)	(98,020,063)	(72,236,151)

Net decrease in net assets resulting from share transactions	(309,436,238)	(1,279,204,328)	(81,066,339)	(2,382,363)

TOTAL DECREASE	(313,495,681)	(1,674,170,877)	(72,227,585)	(8,793,039)

Net Assets:
Beginning of period	$1,709,216,536	$3,383,387,413	$220,918,187	$229,711,226

End of period	$1,395,720,855	$1,709,216,536	$148,690,602	$220,918,187

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$42.36		$41.89	$47.25	$37.94	$38.96	$38.26

Net investment income(a)	0.29		0.78	0.71	0.59	0.62	0.67

Net realized and unrealized gain (loss)	3.68		1.93	(2.31)	9.28	0.58	0.99

Total from investment operations	3.97		2.71	(1.60)	9.87	1.20	1.66

Distributions to shareholders from net investment income	(0.37)		(0.77)	(0.73)	(0.56)	(0.65)	(0.66)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.66)		(2.24)	(3.76)	(0.56)	(2.22)	(0.96)

Net asset value, end of period	$44.67		$42.36	$41.89	$47.25	$37.94	$38.96

Total Return(b)	9.58%		6.55%	(3.79)%	26.23%	3.08%	4.53%

Net assets, end of period (in 000's)	$306,362		$294,458	$300,621	$334,886	$292,009	$312,148

Ratio of net expenses to average net assets	1.02	%(c)	1.04%	1.04%	1.04%	1.08%	1.09%

Ratio of total expenses to average net assets	1.20	%(c)	1.19%	1.18%	1.20%	1.25%	1.25%

Ratio of net investment income to average net assets	1.38	%(c)	1.86%	1.58%	1.40%	1.67%	1.79%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$39.95		$39.62	$44.89	$36.06	$37.12	$36.41

Net investment income(a)	0.12		0.44	0.36	0.26	0.34	0.38

Net realized and unrealized gain (loss)	3.47		1.83	(2.19)	8.82	0.54	0.96

Total from investment operations	3.59		2.27	(1.83)	9.08	0.88	1.34

Distributions to shareholders from net investment income	(0.21)		(0.47)	(0.41)	(0.25)	(0.37)	(0.33)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.50)		(1.94)	(3.44)	(0.25)	(1.94)	(0.63)

Net asset value, end of period	$42.04		$39.95	$39.62	$44.89	$36.06	$37.12

Total Return(b)	9.17%		5.75%	(4.51)%	25.26%	2.33%	3.82%

Net assets, end of period (in 000's)	$3,891		$4,327	$4,651	$6,026	$5,477	$8,116

Ratio of net expenses to average net assets	1.77	%(c)	1.79%	1.79%	1.79%	1.83%	1.85%

Ratio of total expenses to average net assets	1.95	%(c)	1.94%	1.93%	1.95%	2.00%	2.00%

Ratio of net investment income to average net assets	0.63	%(c)	1.11%	0.84%	0.65%	0.94%	1.05%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.28		$42.76	$48.15	$38.65	$39.66	$38.92

Net investment income(a)	0.36		0.93	0.87	0.75	0.76	0.83

Net realized and unrealized gain (loss)	3.75		1.96	(2.37)	9.44	0.58	1.01

Total from investment operations	4.11		2.89	(1.50)	10.19	1.34	1.84

Distributions to shareholders from net investment income	(0.43)		(0.90)	(0.86)	(0.69)	(0.78)	(0.80)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.72)		(2.37)	(3.89)	(0.69)	(2.35)	(1.10)

Net asset value, end of period	$45.67		$43.28	$42.76	$48.15	$38.65	$39.66

Total Return(b)	9.73%		6.86%	(3.49)%	26.63%	3.41%	4.94%

Net assets, end of period (in 000's)	$19,700		$25,845	$31,702	$33,660	$22,592	$19,906

Ratio of net expenses to average net assets	0.72	%(c)	0.74%	0.73%	0.73%	0.74%	0.73%

Ratio of total expenses to average net assets	0.84	%(c)	0.82%	0.81%	0.83%	0.86%	0.86%

Ratio of net investment income to average net assets	1.68	%(c)	2.18%	1.90%	1.73%	2.00%	2.17%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$42.56		$42.08	$47.45	$38.08	$39.10	$38.39

Net investment income(a)	0.25		0.70	0.63	0.48	0.57	0.61

Net realized and unrealized gain (loss)	3.69		1.94	(2.33)	9.35	0.57	1.01

Total from investment operations	3.94		2.64	(1.70)	9.83	1.14	1.62

Distributions to shareholders from net investment income	(0.32)		(0.69)	(0.64)	(0.46)	(0.59)	(0.61)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.61)		(2.16)	(3.67)	(0.46)	(2.16)	(0.91)

Net asset value, end of period	$44.89		$42.56	$42.08	$47.45	$38.08	$39.10

Total Return(b)	9.47%		6.33%	(3.98)%	26.01%	2.89%	4.40%

Net assets, end of period (in 000's)	$82		$93	$90	$103	$161	$175

Ratio of net expenses to average net assets	1.22	%(c)	1.24%	1.23%	1.23%	1.24%	1.23%

Ratio of total expenses to average net assets	1.34	%(c)	1.31%	1.31%	1.33%	1.37%	1.36%

Ratio of net investment income to average net assets	1.18	%(c)	1.67%	1.39%	1.16%	1.52%	1.60%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$42.27		$41.82	$47.18	$37.88	$38.91	$38.20

Net investment income(a)	0.34		0.88	0.83	0.69	0.71	0.76

Net realized and unrealized gain (loss)	3.67		1.92	(2.32)	9.27	0.58	1.00

Total from investment operations	4.01		2.80	(1.49)	9.96	1.29	1.76

Distributions to shareholders from net investment income	(0.42)		(0.88)	(0.84)	(0.66)	(0.75)	(0.75)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.71)		(2.35)	(3.87)	(0.66)	(2.32)	(1.05)

Net asset value, end of period	$44.57		$42.27	$41.82	$47.18	$37.88	$38.91

Total Return(b)	9.72%		6.78%	(3.55)%	26.54%	3.33%	4.82%

Net assets, end of period (in 000's)	$3,385		$4,197	$4,394	$3,042	$2,384	$2,321

Ratio of net expenses to average net assets	0.77	%(c)	0.79%	0.79%	0.80%	0.83%	0.85%

Ratio of total expenses to average net assets	0.95	%(c)	0.94%	0.93%	0.95%	0.99%	1.00%

Ratio of net investment income to average net assets	1.62	%(c)	2.10%	1.86%	1.66%	1.92%	2.04%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.28		$42.76	$48.15	$38.65	$39.66	$38.92

Net investment income(a)	0.37		0.93	0.87	0.75	0.76	0.80

Net realized and unrealized gain (loss)	3.76		1.96	(2.36)	9.44	0.58	1.04

Total from investment operations	4.13		2.89	(1.49)	10.19	1.34	1.84

Distributions to shareholders from net investment income	(0.44)		(0.90)	(0.87)	(0.69)	(0.78)	(0.80)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.73)		(2.37)	(3.90)	(0.69)	(2.35)	(1.10)

Net asset value, end of period	$45.68		$43.28	$42.76	$48.15	$38.65	$39.66

Total Return(b)	9.76%		6.87%	(3.48)%	26.64%	3.42%	4.95%

Net assets, end of period (in 000's)	$6,406		$5,817	$6,582	$6,981	$5,378	$5,973

Ratio of net expenses to average net assets	0.71	%(c)	0.73%	0.72%	0.72%	0.73%	0.72%

Ratio of total expenses to average net assets	0.83	%(c)	0.81%	0.80%	0.82%	0.86%	0.85%

Ratio of net investment income to average net assets	1.69	%(c)	2.17%	1.90%	1.73%	2.00%	2.08%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$42.12		$41.62	$46.98	$37.73	$38.75	$38.05

Net investment income(a)	0.24		0.67	0.60	0.49	0.53	0.57

Net realized and unrealized gain (loss)	3.65		1.92	(2.31)	9.22	0.57	1.00

Total from investment operations	3.89		2.59	(1.71)	9.71	1.10	1.57

Distributions to shareholders from net investment income	(0.31)		(0.62)	(0.62)	(0.46)	(0.55)	(0.57)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.60)		(2.09)	(3.65)	(0.46)	(2.12)	(0.87)

Net asset value, end of period	$44.41		$42.12	$41.62	$46.98	$37.73	$38.75

Total Return(b)	9.45%		6.23%	(4.02)%	25.91%	2.82%	4.29%

Net assets, end of period (in 000's)	$748		$676	$630	$1,337	$1,131	$1,525

Ratio of net expenses to average net assets	1.27	%(c)	1.29%	1.29%	1.29%	1.33%	1.34%

Ratio of total expenses to average net assets	1.45	%(c)	1.44%	1.43%	1.45%	1.50%	1.50%

Ratio of net investment income to average net assets	1.14	%(c)	1.61%	1.34%	1.15%	1.42%	1.54%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.27		$42.75	$48.14	$38.64	$39.65	$38.92

Net investment income(a)	0.37		0.93	0.88	0.76	0.76	0.82

Net realized and unrealized gain (loss)	3.75		1.96	(2.37)	9.43	0.59	1.01

Total from investment operations	4.12		2.89	(1.49)	10.19	1.35	1.83

Distributions to shareholders from net investment income	(0.43)		(0.90)	(0.87)	(0.69)	(0.79)	(0.80)

Distributions to shareholders from net realized gains	(1.29)		(1.47)	(3.03)	–	(1.57)	(0.30)

Total distributions	(1.72)		(2.37)	(3.90)	(0.69)	(2.36)	(1.10)

Net asset value, end of period	$45.67		$43.27	$42.75	$48.14	$38.64	$39.65

Total Return(b)	9.76%		6.87%	(3.48)%	26.65%	3.43%	4.92%

Net assets, end of period (in 000's)	$35,432		$67,997	$57,277	$40,099	$20,492	$11,500

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.72%	0.72%	0.73%	0.72%

Ratio of total expenses to average net assets	0.83	%(c)	0.81%	0.80%	0.82%	0.85%	0.85%

Ratio of net investment income to average net assets	1.72	%(c)	2.17%	1.94%	1.74%	2.04%	2.16%

Portfolio turnover rate(d)	13%		32%	17%	44%	42%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.39		$13.07	$14.86	$11.25	$10.69	$11.08

Net investment income(a)	0.08		0.15	0.10	0.07	0.09	0.08

Net realized and unrealized gain (loss)	1.53		1.47	(0.96)	3.76	0.62	0.09

Total from investment operations	1.61		1.62	(0.86)	3.83	0.71	0.17

Distributions to shareholders from net investment income	(0.18)		(0.13)	(0.07)	(0.08)	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.21)		(1.30)	(0.93)	(0.22)	(0.15)	(0.56)

Net asset value, end of period	$14.79		$13.39	$13.07	$14.86	$11.25	$10.69

Total Return(b)	12.07%		12.87%	(6.29)%	34.43%	6.60%	2.10%

Net assets, end of period (in 000's)	$695		$419	$312	$369	$148	$63

Ratio of net expenses to average net assets	1.01	%(c)	1.03%	1.04%	1.04%	1.09%	1.09%

Ratio of total expenses to average net assets	1.77	%(c)	1.72%	1.72%	2.27%	4.71%	8.11%

Ratio of net investment income to average net assets	1.17	%(c)	1.13%	0.73%	0.51%	0.83%	0.78%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.10		$12.85	$14.65	$11.11	$10.60	$11.03

Net investment income (loss)(a)	0.03		0.06	–	(0.03)	0.01	–

Net realized and unrealized gain (loss)	1.50		1.42	(0.94)	3.71	0.61	0.09

Total from investment operations	1.53		1.48	(0.94)	3.68	0.62	0.09

Distributions to shareholders from net investment income	–		(0.06)	–	–	–	(0.01)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.03)		(1.23)	(0.86)	(0.14)	(0.11)	(0.52)

Net asset value, end of period	$14.60		$13.10	$12.85	$14.65	$11.11	$10.60

Total Return(b)	11.67%		11.91%	(6.93)%	33.34%	5.85%	1.27%

Net assets, end of period (in 000's)	$110		$212	$326	$49	$32	$30

Ratio of net expenses to average net assets	1.76	%(c)	1.78%	1.79%	1.79%	1.85%	1.85%

Ratio of total expenses to average net assets	2.54	%(c)	2.48%	2.43%	2.99%	5.81%	8.79%

Ratio of net investment income (loss) to average net assets	0.50	%(c)	0.44%	0.04%	(0.24)%	0.06%	0.05%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.46		$13.14	$14.92	$11.29	$10.72	$11.13

Net investment income(a)	0.10		0.19	0.16	0.11	0.12	0.12

Net realized and unrealized gain (loss)	1.54		1.46	(0.97)	3.77	0.63	0.08

Total from investment operations	1.64		1.65	(0.81)	3.88	0.75	0.20

Distributions to shareholders from net investment income	(0.20)		(0.16)	(0.11)	(0.11)	(0.07)	(0.10)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.23)		(1.33)	(0.97)	(0.25)	(0.18)	(0.61)

Net asset value, end of period	$14.87		$13.46	$13.14	$14.92	$11.29	$10.72

Total Return(b)	12.29%		13.13%	(5.98)%	34.80%	7.00%	2.47%

Net assets, end of period (in 000's)	$2,806		$2,310	$2,167	$5,999	$871	$776

Ratio of net expenses to average net assets	0.69	%(c)	0.71%	0.73%	0.73%	0.76%	0.73%

Ratio of total expenses to average net assets	1.41	%(c)	1.36%	1.41%	1.65%	4.65%	7.57%

Ratio of net investment income to average net assets	1.50	%(c)	1.46%	1.10%	0.82%	1.13%	1.16%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.41		$13.09	$14.88	$11.26	$10.69	$11.13

Net investment income(a)	0.11		0.18	0.14	0.09	0.11	0.11

Net realized and unrealized gain (loss)	1.52		1.47	(0.96)	3.77	0.63	0.07

Total from investment operations	1.63		1.65	(0.82)	3.86	0.74	0.18

Distributions to shareholders from net investment income	(0.19)		(0.16)	(0.11)	(0.10)	(0.06)	(0.11)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.22)		(1.33)	(0.97)	(0.24)	(0.17)	(0.62)

Net asset value, end of period	$14.82		$13.41	$13.09	$14.88	$11.26	$10.69

Total Return(b)	12.25%		13.11%	(6.06)%	34.71%	6.92%	2.26%

Net assets, end of period (in 000's)	$95		$14	$12	$13	$34	$32

Ratio of net expenses to average net assets	0.76	%(c)	0.78%	0.80%	0.80%	0.85%	0.85%

Ratio of total expenses to average net assets	1.50	%(c)	1.47%	1.47%	2.61%	4.81%	7.79%

Ratio of net investment income to average net assets	1.56	%(c)	1.38%	0.97%	0.69%	1.04%	1.05%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.43		$13.11	$14.89	$11.27	$10.71	$11.14

Net investment income(a)	0.09		0.19	0.15	0.10	0.12	0.12

Net realized and unrealized gain (loss)	1.54		1.47	(0.95)	3.77	0.62	0.09

Total from investment operations	1.63		1.66	(0.80)	3.87	0.74	0.21

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.12)	(0.11)	(0.07)	(0.13)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.23)		(1.34)	(0.98)	(0.25)	(0.18)	(0.64)

Net asset value, end of period	$14.83		$13.43	$13.11	$14.89	$11.27	$10.71

Total Return(b)	12.25%		13.17%	(5.90)%	34.79%	6.92%	2.52%

Net assets, end of period (in 000's)	$1,626		$14	$12	$13	$34	$32

Ratio of net expenses to average net assets	0.68	%(c)	0.69%	0.72%	0.72%	0.75%	0.72%

Ratio of total expenses to average net assets	1.32	%(c)	1.34%	1.33%	2.48%	4.67%	7.64%

Ratio of net investment income to average net assets	1.23	%(c)	1.47%	1.05%	0.77%	1.13%	1.16%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.28		$12.98	$14.76	$11.20	$10.65	$11.07

Net investment income(a)	0.06		0.12	0.07	0.03	0.06	0.06

Net realized and unrealized gain (loss)	1.52		1.44	(0.95)	3.74	0.61	0.09

Total from investment operations	1.58		1.56	(0.88)	3.77	0.67	0.15

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.04)	(0.07)	(0.01)	(0.06)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.16)		(1.26)	(0.90)	(0.21)	(0.12)	(0.57)

Net asset value, end of period	$14.70		$13.28	$12.98	$14.76	$11.20	$10.65

Total Return(b)	11.93%		12.51%	(6.47)%	34.04%	6.27%	1.91%

Net assets, end of period (in 000's)	$51		$46	$41	$43	$33	$31

Ratio of net expenses to average net assets	1.26	%(c)	1.28%	1.29%	1.29%	1.35%	1.35%

Ratio of total expenses to average net assets	2.02	%(c)	1.97%	1.96%	2.69%	5.31%	8.29%

Ratio of net investment income to average net assets	0.93	%(c)	0.89%	0.47%	0.23%	0.55%	0.54%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.43		$13.11	$14.90	$11.28	$10.71	$11.15

Net investment income(a)	0.10		0.19	0.15	0.11	0.12	0.12

Net realized and unrealized gain (loss)	1.53		1.47	(0.96)	3.76	0.63	0.08

Total from investment operations	1.63		1.66	(0.81)	3.87	0.75	0.20

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.12)	(0.11)	(0.07)	(0.13)

Distributions to shareholders from net realized gains	(0.03)		(1.17)	(0.86)	(0.14)	(0.11)	(0.51)

Total distributions	(0.23)		(1.34)	(0.98)	(0.25)	(0.18)	(0.64)

Net asset value, end of period	$14.83		$13.43	$13.11	$14.90	$11.28	$10.71

Total Return(b)	12.25%		13.17%	(5.96)%	34.76%	7.03%	2.44%

Net assets, end of period (in 000's)	$44,412		$43,965	$40,108	$33,202	$8,657	$4,739

Ratio of net expenses to average net assets	0.68	%(c)	0.70%	0.72%	0.72%	0.74%	0.72%

Ratio of total expenses to average net assets	1.41	%(c)	1.35%	1.33%	1.80%	4.45%	7.47%

Ratio of net investment income to average net assets	1.52	%(c)	1.47%	1.04%	0.82%	1.16%	1.16%

Portfolio turnover rate(d)	46%		82%	78%	78%	102%	122%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.02		$15.03	$17.86	$13.92	$14.42	$16.16

Net investment income(a)	0.07		0.15	0.15	0.12	0.16	0.16

Net realized and unrealized gain (loss)	1.79		1.15	(0.95)	4.31	0.18	(0.25)

Total from investment operations	1.86		1.30	(0.80)	4.43	0.34	(0.09)

Distributions to shareholders from net investment income	(0.17)		(0.16)	(0.12)	(0.16)	(0.17)	(0.14)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.91)		(1.31)	(2.03)	(0.49)	(0.84)	(1.65)

Net asset value, end of period	$15.97		$15.02	$15.03	$17.86	$13.92	$14.42

Total Return(b)	12.90%		8.88%	(5.23)%	32.64%	1.97%	0.38%

Net assets, end of period (in 000's)	$83,819		$77,915	$77,259	$87,359	$74,559	$84,723

Ratio of net expenses to average net assets	1.02	%(c)	1.04%	1.04%	1.04%	1.07%	1.11%

Ratio of total expenses to average net assets	1.25	%(c)	1.24%	1.22%	1.24%	1.28%	1.28%

Ratio of net investment income to average net assets	1.00	%(c)	1.04%	0.93%	0.74%	1.13%	1.10%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021		2020	2019

Per Share Data

Net asset value, beginning of period	$13.94		$14.04	$16.80	$13.12		$13.64	$15.32

Net investment income(a)	0.02		0.04	0.03	–		0.05	0.05

Net realized and unrealized gain (loss)	1.65		1.06	(0.88)	4.06		0.17	(0.22)

Total from investment operations	1.67		1.10	(0.85)	4.06		0.22	(0.17)

Distributions to shareholders from net investment income	(0.04)		(0.05)	–	(0.05)		(0.07)	–

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)		(0.67)	(1.51)

Total distributions	(0.78)		(1.20)	(1.91)	(0.38)		(0.74)	(1.51)

Net asset value, end of period	$14.83		$13.94	$14.04	$16.80		$13.12	$13.64

Total Return(b)	12.41%		8.03%	(5.87)%	31.59%		1.21%	(0.28)%

Net assets, end of period (in 000's)	$7,127		$8,198	$10,176	$12,948		$17,422	$21,481

Ratio of net expenses to average net assets	1.78	%(c)	1.79%	1.79%	1.79%		1.82%	1.86%

Ratio of total expenses to average net assets	2.00	%(c)	1.99%	1.97%	1.99%		2.03%	2.03%

Ratio of net investment income to average net assets	0.26	%(c)	0.30%	0.18%	0.00	%(d)	0.39%	0.35%

Portfolio turnover rate(e)	26%		57%	46%	53%		64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Amount is less than 0.005%.
(e)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.25		$15.25	$18.08	$14.08	$14.58	$16.32

Net investment income(a)	0.10		0.20	0.21	0.17	0.20	0.21

Net realized and unrealized gain (loss)	1.81		1.15	(0.96)	4.37	0.19	(0.26)

Total from investment operations	1.91		1.35	(0.75)	4.54	0.39	(0.05)

Distributions to shareholders from net investment income	(0.22)		(0.20)	(0.17)	(0.21)	(0.22)	(0.18)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.96)		(1.35)	(2.08)	(0.54)	(0.89)	(1.69)

Net asset value, end of period	$16.20		$15.25	$15.25	$18.08	$14.08	$14.58

Total Return(b)	13.02%		9.16%	(4.88)%	33.08%	2.26%	0.69%

Net assets, end of period (in 000's)	$128,912		$127,436	$155,700	$181,806	$140,814	$177,613

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.73%	0.73%	0.76%	0.79%

Ratio of total expenses to average net assets	0.89	%(c)	0.87%	0.85%	0.87%	0.90%	0.89%

Ratio of net investment income to average net assets	1.30	%(c)	1.35%	1.24%	1.04%	1.43%	1.42%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.95		$14.97	$17.78	$13.86	$14.36	$16.03

Net investment income(a)	0.06		0.12	0.12	0.09	0.13	0.13

Net realized and unrealized gain (loss)	1.76		1.14	(0.93)	4.29	0.19	(0.24)

Total from investment operations	1.82		1.26	(0.81)	4.38	0.32	(0.11)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.09)	(0.13)	(0.15)	(0.05)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.88)		(1.28)	(2.00)	(0.46)	(0.82)	(1.56)

Net asset value, end of period	$15.89		$14.95	$14.97	$17.78	$13.86	$14.36

Total Return(b)	12.68%		8.66%	(5.33)%	32.36%	1.80%	0.20%

Net assets, end of period (in 000's)	$972		$964	$835	$846	$836	$1,004

Ratio of net expenses to average net assets	1.22	%(c)	1.23%	1.23%	1.23%	1.26%	1.29%

Ratio of total expenses to average net assets	1.39	%(c)	1.37%	1.35%	1.37%	1.40%	1.39%

Ratio of net investment income to average net assets	0.79	%(c)	0.85%	0.74%	0.55%	0.94%	0.91%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.04		$15.05	$17.87	$13.93	$14.43	$16.17

Net investment income(a)	0.09		0.19	0.19	0.16	0.19	0.20

Net realized and unrealized gain (loss)	1.78		1.15	(0.94)	4.31	0.19	(0.26)

Total from investment operations	1.87		1.34	(0.75)	4.47	0.38	(0.06)

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.16)	(0.20)	(0.21)	(0.17)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.95)		(1.35)	(2.07)	(0.53)	(0.88)	(1.68)

Net asset value, end of period	$15.96		$15.04	$15.05	$17.87	$13.93	$14.43

Total Return(b)	12.92%		9.16%	(4.94)%	32.92%	2.22%	0.64%

Net assets, end of period (in 000's)	$3,329		$6,907	$3,318	$3,559	$3,460	$4,191

Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.79%	0.79%	0.82%	0.86%

Ratio of total expenses to average net assets	1.00	%(c)	0.99%	0.97%	0.99%	1.03%	1.03%

Ratio of net investment income to average net assets	1.22	%(c)	1.27%	1.19%	0.99%	1.37%	1.35%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.73		$15.69	$18.54	$14.43	$14.92	$16.66

Net investment income(a)	0.10		0.21	0.21	0.17	0.21	0.22

Net realized and unrealized gain (loss)	1.87		1.19	(0.97)	4.48	0.19	(0.26)

Total from investment operations	1.97		1.40	(0.76)	4.65	0.40	(0.04)

Distributions to shareholders from net investment income	(0.22)		(0.21)	(0.18)	(0.21)	(0.22)	(0.19)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.96)		(1.36)	(2.09)	(0.54)	(0.89)	(1.70)

Net asset value, end of period	$16.74		$15.73	$15.69	$18.54	$14.43	$14.92

Total Return(b)	13.01%		9.17%	(4.86)%	33.05%	2.29%	0.73%

Net assets, end of period (in 000's)	$2,575		$2,233	$2,245	$1,958	$1,636	$2,172

Ratio of net expenses to average net assets	0.71	%(c)	0.72%	0.72%	0.72%	0.75%	0.78%

Ratio of total expenses to average net assets	0.88	%(c)	0.86%	0.84%	0.86%	0.89%	0.89%

Ratio of net investment income to average net assets	1.31	%(c)	1.36%	1.26%	1.06%	1.43%	1.44%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.40		$14.47	$17.27	$13.47	$13.97	$15.71

Net investment income(a)	0.05		0.11	0.11	0.07	0.12	0.12

Net realized and unrealized gain (loss)	1.71		1.10	(0.91)	4.18	0.17	(0.25)

Total from investment operations	1.76		1.21	(0.80)	4.25	0.29	(0.13)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.09)	(0.12)	(0.12)	(0.10)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.88)		(1.28)	(2.00)	(0.45)	(0.79)	(1.61)

Net asset value, end of period	$15.28		$14.40	$14.47	$17.27	$13.47	$13.97

Total Return(b)	12.72%		8.60%	(5.46)%	32.32%	1.70%	0.12%

Net assets, end of period (in 000's)	$3,992		$4,114	$3,437	$3,269	$2,932	$4,008

Ratio of net expenses to average net assets	1.27	%(c)	1.29%	1.29%	1.29%	1.32%	1.36%

Ratio of total expenses to average net assets	1.50	%(c)	1.49%	1.47%	1.49%	1.53%	1.53%

Ratio of net investment income to average net assets	0.76	%(c)	0.78%	0.69%	0.49%	0.89%	0.85%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$15.73		$15.68	$18.54	$14.43	$14.92	$16.66

Net investment income(a)	0.10		0.21	0.21	0.17	0.21	0.21

Net realized and unrealized gain (loss)	1.87		1.20	(0.98)	4.48	0.19	(0.25)

Total from investment operations	1.97		1.41	(0.77)	4.65	0.40	(0.04)

Distributions to shareholders from net investment income	(0.22)		(0.21)	(0.18)	(0.21)	(0.22)	(0.19)

Distributions to shareholders from net realized gains	(0.74)		(1.15)	(1.91)	(0.33)	(0.67)	(1.51)

Total distributions	(0.96)		(1.36)	(2.09)	(0.54)	(0.89)	(1.70)

Net asset value, end of period	$16.74		$15.73	$15.68	$18.54	$14.43	$14.92

Total Return(b)	13.01%		9.24%	(4.92)%	33.05%	2.29%	0.74%

Net assets, end of period (in 000's)	$200,034		$193,633	$197,335	$207,926	$154,720	$180,475

Ratio of net expenses to average net assets	0.71	%(c)	0.72%	0.72%	0.72%	0.75%	0.78%

Ratio of total expenses to average net assets	0.88	%(c)	0.86%	0.84%	0.86%	0.89%	0.88%

Ratio of net investment income to average net assets	1.31	%(c)	1.36%	1.26%	1.05%	1.45%	1.43%

Portfolio turnover rate(d)	26%		57%	46%	53%	64%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$33.63		$36.32	$44.72	$31.22	$32.33	$36.62

Net investment income(a)	0.10		0.19	0.13	–	0.16	0.16

Net realized and unrealized gain (loss)	3.38		1.57	(1.59)	13.63	(0.22)	0.40

Total from investment operations	3.48		1.76	(1.46)	13.63	(0.06)	0.56

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.11)	(0.13)	(0.18)	(0.14)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(1.60)		(4.45)	(6.94)	(0.13)	(1.05)	(4.85)

Net asset value, end of period	$35.51		$33.63	$36.32	$44.72	$31.22	$32.33

Total Return(b)	10.61%		4.97%	(4.46)%	43.77%	(0.41)%	3.39%

Net assets, end of period (in 000's)	$443,725		$435,463	$458,090	$536,384	$424,878	$526,864

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.20%	1.21%	1.24%	1.22%

Ratio of total expenses to average net assets	1.20	%(c)	1.21%	1.21%	1.21%	1.24%	1.23%

Ratio of net investment income to average net assets	0.63	%(c)	0.57%	0.33%	0.01%	0.52%	0.49%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$27.25		$30.26	$38.53	$27.00	$28.10	$32.59

Net investment loss(a)	(0.01)		(0.05)	(0.14)	(0.24)	(0.02)	(0.07)

Net realized and unrealized gain (loss)	2.71		1.32	(1.30)	11.77	(0.24)	0.29

Total from investment operations	2.70		1.27	(1.44)	11.53	(0.26)	0.22

Distributions to shareholders from net investment income	–		(4.28)	(6.83)	–	(0.81)	(4.71)

Distributions to shareholders from net realized gains	(1.40)		–	–	–	(0.03)	–

Total distributions	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Net asset value, end of period	$28.55		$27.25	$30.26	$38.53	$27.00	$28.10

Total Return(b)	10.19%		4.24%	(5.20)%	42.70%	(1.14)%	2.58%

Net assets, end of period (in 000's)	$5,891		$6,558	$9,337	$12,836	$16,230	$28,175

Ratio of net expenses to average net assets	1.94	%(c)	1.94%	1.95%	1.96%	1.99%	1.98%

Ratio of total expenses to average net assets	1.95	%(c)	1.96%	1.96%	1.96%	1.99%	1.98%

Ratio of net investment loss to average net assets	(0.11	)%(c)	(0.17)%	(0.42)%	(0.73)%	(0.07)%	(0.24)%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$34.27		$36.92	$45.34	$31.65	$32.76	$37.06

Net investment income(a)	0.16		0.32	0.28	0.15	0.26	0.29

Net realized and unrealized gain (loss)	3.45		1.61	(1.62)	13.80	(0.19)	0.39

Total from investment operations	3.61		1.93	(1.34)	13.95	0.07	0.68

Distributions to shareholders from net investment income	(0.32)		(0.30)	(0.25)	(0.26)	(0.30)	(0.27)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.04)	–

Total distributions	(1.72)		(4.58)	(7.08)	(0.26)	(1.18)	(4.98)

Net asset value, end of period	$36.16		$34.27	$36.92	$45.34	$31.65	$32.76

Total Return(b)	10.81%		5.39%	(4.12)%	44.27%	(0.03)%	3.78%

Net assets, end of period (in 000's)	$321,119		$318,000	$298,877	$331,383	$271,283	$346,004

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.83%	0.84%	0.86%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.86%	0.84%

Ratio of net investment income to average net assets	0.98	%(c)	0.93%	0.71%	0.38%	0.82%	0.89%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$32.59		$35.32	$43.69	$30.50	$31.58	$35.89

Net investment income (loss)(a)	0.08		0.14	0.08	(0.04)	0.13	0.12

Net realized and unrealized gain (loss)	3.26		1.54	(1.55)	13.31	(0.23)	0.38

Total from investment operations	3.34		1.68	(1.47)	13.27	(0.10)	0.50

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.07)	(0.08)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(1.54)		(4.41)	(6.90)	(0.08)	(0.98)	(4.81)

Net asset value, end of period	$34.39		$32.59	$35.32	$43.69	$30.50	$31.58

Total Return(b)	10.51%		4.86%	(4.60)%	43.57%	(0.52)%	3.25%

Net assets, end of period (in 000's)	$29,147		$27,582	$34,533	$34,851	$30,424	$47,597

Ratio of net expenses to average net assets	1.34	%(c)	1.33%	1.33%	1.34%	1.36%	1.34%

Ratio of total expenses to average net assets	1.34	%(c)	1.34%	1.34%	1.34%	1.36%	1.34%

Ratio of net investment income (loss) to average net assets	0.48	%(c)	0.42%	0.20%	(0.12)%	0.43%	0.38%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$32.50		$35.26	$43.60	$30.44	$31.55	$35.89

Net investment income(a)	0.14		0.27	0.25	0.10	0.22	0.23

Net realized and unrealized gain (loss)	3.27		1.52	(1.55)	13.28	(0.19)	0.37

Total from investment operations	3.41		1.79	(1.30)	13.38	0.03	0.60

Distributions to shareholders from net investment income	(0.29)		(0.27)	(0.21)	(0.22)	(0.26)	(0.23)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.04)	–

Total distributions	(1.69)		(4.55)	(7.04)	(0.22)	(1.14)	(4.94)

Net asset value, end of period	$34.22		$32.50	$35.26	$43.60	$30.44	$31.55

Total Return(b)	10.78%		5.24%	(4.21)%	44.11%	(0.16)%	3.63%

Net assets, end of period (in 000's)	$96,537		$76,816	$68,948	$42,206	$33,249	$41,809

Ratio of net expenses to average net assets	0.94	%(c)	0.94%	0.95%	0.96%	0.99%	0.97%

Ratio of total expenses to average net assets	0.95	%(c)	0.96%	0.96%	0.96%	0.99%	0.98%

Ratio of net investment income to average net assets	0.87	%(c)	0.82%	0.65%	0.26%	0.72%	0.74%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$34.24		$36.90	$45.31	$31.62	$32.74	$37.04

Net investment income(a)	0.17		0.32	0.29	0.15	0.25	0.27

Net realized and unrealized gain (loss)	3.43		1.60	(1.61)	13.80	(0.18)	0.41

Total from investment operations	3.60		1.92	(1.32)	13.95	0.07	0.68

Distributions to shareholders from net investment income	(0.32)		(0.30)	(0.26)	(0.26)	(0.27)	(0.27)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.08)	–

Total distributions	(1.72)		(4.58)	(7.09)	(0.26)	(1.19)	(4.98)

Net asset value, end of period	$36.12		$34.24	$36.90	$45.31	$31.62	$32.74

Total Return(b)	10.81%		5.38%	(4.09)%	44.33%	(0.05)%	3.79%

Net assets, end of period (in 000's)	$99,002		$89,605	$83,400	$80,114	$54,633	$50,538

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.82%	0.83%	0.85%	0.82%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.85%	0.83%

Ratio of net investment income to average net assets	0.98	%(c)	0.94%	0.72%	0.39%	0.82%	0.85%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$31.99		$34.76	$43.09	$30.09	$31.20	$35.52

Net investment income (loss)(a)	0.06		0.10	0.04	(0.09)	0.10	0.08

Net realized and unrealized gain (loss)	3.21		1.51	(1.52)	13.14	(0.24)	0.37

Total from investment operations	3.27		1.61	(1.48)	13.05	(0.14)	0.45

Distributions to shareholders from net investment income	(0.14)		(0.10)	(0.02)	(0.05)	(0.10)	(0.06)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(1.54)		(4.38)	(6.85)	(0.05)	(0.97)	(4.77)

Net asset value, end of period	$33.72		$31.99	$34.76	$43.09	$30.09	$31.20

Total Return(b)	10.47%		4.72%	(4.68)%	43.41%	(0.65)%	3.10%

Net assets, end of period (in 000's)	$20,272		$19,373	$18,760	$21,249	$17,015	$21,916

Ratio of net expenses to average net assets	1.44	%(c)	1.44%	1.45%	1.46%	1.49%	1.47%

Ratio of total expenses to average net assets	1.45	%(c)	1.46%	1.46%	1.46%	1.49%	1.48%

Ratio of net investment income (loss) to average net assets	0.38	%(c)	0.32%	0.09%	(0.23)%	0.32%	0.25%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$34.23		$36.89	$45.30	$31.62	$32.73	$37.04

Net investment income(a)	0.09		0.32	0.29	0.15	0.26	0.29

Net realized and unrealized gain (loss)	3.51		1.60	(1.61)	13.79	(0.19)	0.39

Total from investment operations	3.60		1.92	(1.32)	13.94	0.07	0.68

Distributions to shareholders from net investment income	(0.32)		(0.30)	(0.26)	(0.26)	(0.33)	(0.28)

Distributions to shareholders from net realized gains	(1.40)		(4.28)	(6.83)	–	(0.84)	(4.71)

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(1.72)		(4.58)	(7.09)	(0.26)	(1.18)	(4.99)

Net asset value, end of period	$36.11		$34.23	$36.89	$45.30	$31.62	$32.73

Total Return(b)	10.80%		5.38%	(4.09)%	44.30%	(0.02)%	3.80%

Net assets, end of period (in 000's)	$193,752		$178,305	$176,827	$191,790	$129,680	$141,460

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.82%	0.83%	0.85%	0.83%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.85%	0.83%

Ratio of net investment income to average net assets	1.06	(c)	0.94%	0.71%	0.39%	0.82%	0.89%

Portfolio turnover rate(d)	25%		64%	69%	66%	87%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$38.16		$44.45	$60.69	$40.60	$47.20	$59.98

Net investment income (loss)(a)	0.04		0.20	0.10	(0.08)	0.20	0.20

Net realized and unrealized gain (loss)	1.78		0.98	(4.46)	20.27	(4.48)	(7.12)

Total from investment operations	1.82		1.18	(4.36)	20.19	(4.28)	(6.92)

Distributions to shareholders from net investment income	(0.29)		(0.17)	(0.03)	(0.10)	(0.26)	(0.02)

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.75)		(7.47)	(11.88)	(0.10)	(2.32)	(5.86)

Net asset value, end of period	$38.23		$38.16	$44.45	$60.69	$40.60	$47.20

Total Return(b)	4.82%		2.71%	(9.33)%	49.77%	(9.92)%	(11.16)%

Net assets, end of period (in 000's)	$229,425		$248,764	$333,814	$468,122	$413,666	$594,825

Ratio of net expenses to average net assets	1.27	%(c)	1.29%	1.29%	1.30%	1.34%	1.34%

Ratio of total expenses to average net assets	1.43	%(c)	1.41%	1.36%	1.36%	1.37%	1.36%

Ratio of net investment income (loss) to average net assets	0.21	%(c)	0.52%	0.20%	(0.15)%	0.47%	0.39%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$21.07		$27.87	$42.63	$28.68	$33.97	$45.37

Net investment loss(a)	(0.05)		(0.05)	(0.18)	(0.33)	(0.02)	(0.13)

Net realized and unrealized gain (loss)	0.97		0.61	(2.73)	14.28	(3.21)	(5.43)

Total from investment operations	0.92		0.56	(2.91)	13.95	(3.23)	(5.56)

Distributions to shareholders from net investment income	(0.18)		(0.06)	–	–	–	–

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.64)		7.36	(11.85)	–	(2.06)	(5.84)

Net asset value, end of period	$20.35		$21.07	$27.87	$42.63	$28.68	$33.97

Total Return(b)	4.39%		1.96%	(10.00)%	48.69%	(10.61)%	(11.83)%

Net assets, end of period (in 000's)	$1,135		$1,146	$1,788	$2,204	$3,220	$8,867

Ratio of net expenses to average net assets	2.02	%(c)	2.04%	2.04%	2.05%	2.09%	2.09%

Ratio of total expenses to average net assets	2.18	%(c)	2.15%	2.11%	2.11%	2.12%	2.11%

Ratio of net investment loss to average net assets	(0.54	)%(c)	(0.23)%	(0.54)%	(0.89)%	(0.05)%	(0.36)%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.64		$49.82	$66.58	$44.52	$51.56	$64.90

Net investment income(a)	0.10		0.36	0.30	0.11	0.35	0.43

Net realized and unrealized gain (loss)	2.05		1.07	(5.02)	22.22	(4.87)	(7.71)

Total from investment operations	2.15		1.43	(4.72)	22.33	(4.52)	(7.28)

Distributions to shareholders from net investment income	(0.39)		(0.31)	(0.19)	(0.27)	(0.46)	(0.22)

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.85)		(7.61)	(12.04)	(0.27)	(2.52)	(6.06)

Net asset value, end of period	$43.94		$43.64	$49.82	$66.58	$44.52	$51.56

Total Return(b)	4.96%		2.96%	(9.02)%	50.29%	(9.60)%	(10.81)%

Net assets, end of period (in 000's)	$437,416		$630,611	$1,446,222	$2,331,482	$2,454,781	$3,114,853

Ratio of net expenses to average net assets	1.02	%(c)	1.00%	0.97%	0.96%	0.96%	0.95%

Ratio of total expenses to average net assets	1.07	%(c)	1.03%	0.99%	0.99%	0.99%	0.97%

Ratio of net investment income to average net assets	0.45	%(c)	0.79%	0.51%	0.19%	0.74%	0.78%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Service Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$35.99		$42.36	$58.44	$39.10	$45.50	$58.10

Net investment income (loss)(a)	(0.01)		0.11	0.01	(0.15)	0.16	0.14

Net realized and unrealized gain (loss)	1.69		0.93	(4.24)	19.51	(4.35)	(6.90)

Total from investment operations	1.68		1.04	(4.23)	19.36	(4.19)	(6.76)

Distributions to shareholders from net investment income	(0.21)		(0.11)	–	(0.02)	(0.15)	–

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.67)		(7.41)	(11.85)	(0.02)	(2.21)	(5.84)

Net asset value, end of period	$36.00		$35.99	$42.36	$58.44	$39.10	$45.50

Total Return(b)	4.69%		2.46%	(9.48)%	49.53%	(10.04)%	(11.26)%

Net assets, end of period (in 000's)	$10,190		$14,083	$17,138	$27,102	$39,295	$75,860

Ratio of net expenses to average net assets	1.52	%(c)	1.51%	1.47%	1.46%	1.46%	1.45%

Ratio of total expenses to average net assets	1.57	%(c)	1.54%	1.49%	1.49%	1.49%	1.47%

Ratio of net investment income (loss) to average net assets	(0.04	)%(c)	0.29%	0.01%	(0.31)%	0.39%	0.29%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.66		$43.99	$60.18	$40.26	$46.84	$59.60

Net investment income(a)	0.08		0.31	0.24	0.05	0.27	0.32

Net realized and unrealized gain (loss)	1.77		0.94	(4.41)	20.09	(4.39)	(7.09)

Total from investment operations	1.85		1.25	(4.17)	20.14	(4.12)	(6.77)

Distributions to shareholders from net investment income	(0.39)		(0.28)	(0.17)	(0.22)	(0.40)	(0.15)

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.85)		(7.58)	(12.02)	(0.22)	(2.46)	(5.99)

Net asset value, end of period	$37.66		$37.66	$43.99	$60.18	$40.26	$46.84

Total Return(b)	4.94%		2.94%	(9.07)%	50.14%	(9.70)%	(10.94)%

Net assets, end of period (in 000's)	$42,474		$71,845	$131,530	$140,918	$115,491	$132,434

Ratio of net expenses to average net assets	1.02	%(c)	1.04%	1.04%	1.04%	1.09%	1.09%

Ratio of total expenses to average net assets	1.18	%(c)	1.15%	1.11%	1.11%	1.12%	1.11%

Ratio of net investment income to average net assets	0.44	%(c)	0.78%	0.46%	0.09%	0.64%	0.64%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.61		$49.78	$66.55	$44.50	$51.53	$64.88

Net investment income(a)	0.10		0.37	0.31	0.11	0.35	0.42

Net realized and unrealized gain (loss)	2.05		1.08	(5.02)	22.22	(4.85)	(7.70)

Total from investment operations	2.15		1.45	(4.71)	22.33	(4.50)	(7.28)

Distributions to shareholders from net investment income	(0.40)		(0.32)	(0.21)	(0.28)	(0.47)	(0.23)

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.86)		(7.62)	(12.06)	(0.28)	(2.53)	(6.07)

Net asset value, end of period	$43.90		$43.61	$49.78	$66.55	$44.50	$51.53

Total Return(b)	4.97%		2.99%	(9.02)%	50.31%	(9.58)%	(10.81)%

Net assets, end of period (in 000's)	$411,075		$443,791	$1,145,840	$1,436,954	$1,229,047	$1,302,069

Ratio of net expenses to average net assets	1.01	%(c)	0.99%	0.96%	0.95%	0.95%	0.94%

Ratio of total expenses to average net assets	1.06	%(c)	1.02%	0.98%	0.98%	0.98%	0.96%

Ratio of net investment income to average net assets	0.46	%(c)	0.82%	0.54%	0.19%	0.74%	0.77%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$36.47		$42.82	$58.98	$39.48	$45.96	$58.69

Net investment income (loss)(a)	(0.01)		0.10	(0.03)	(0.21)	0.13	0.07

Net realized and unrealized gain (loss)	1.71		0.94	(4.28)	19.71	(4.42)	(6.96)

Total from investment operations	1.70		1.04	(4.31)	19.50	(4.29)	(6.89)

Distributions to shareholders from net investment income	(0.22)		(0.09)	–	–	(0.13)	–

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.68)		(7.39)	(11.85)	–	(2.19)	(5.84)

Net asset value, end of period	$36.49		$36.47	$42.82	$58.98	$39.48	$45.96

Total Return(b)	4.69%		2.44%	(9.53)%	49.39%	(10.16)%	11.37%

Net assets, end of period (in 000's)	$33,898		$35,901	$41,857	$62,339	$57,272	$84,684

Ratio of net expenses to average net assets	1.52	%(c)	1.54%	1.54%	1.55%	1.59%	1.59%

Ratio of total expenses to average net assets	1.68	%(c)	1.66%	1.61%	1.61%	1.62%	1.61%

Ratio of net investment income (loss) to average net assets	(0.04	)%(c)	0.26%	(0.06)%	(0.40)%	0.30%	0.15%

Portfolio turnover rate(d)	34%		71%	65%	6%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$43.61		$49.79	$66.55	$44.50	$51.53	$64.88

Net investment income(a)	0.10		0.35	0.31	0.11	0.34	0.43

Net realized and unrealized gain (loss)	2.05		1.09	(5.01)	22.22	(4.85)	(7.71)

Total from investment operations	2.15		1.44	(4.70)	22.33	(4.51)	(7.28)

Distributions to shareholders from net investment income	(0.40)		(0.32)	(0.21)	(0.28)	(0.46)	(0.23)

Distributions to shareholders from net realized gains	(1.46)		(7.30)	(11.85)	–	(2.06)	(5.84)

Total distributions	(1.86)		(7.62)	(12.06)	(0.28)	(2.52)	(6.07)

Net asset value, end of period	$43.90		$43.61	$49.79	$66.55	$44.50	$51.53

Total Return(b)	4.97%		2.97%	(9.01)%	50.28%	(9.56)%	(10.80)%

Net assets, end of period (in 000's)	$230,108		$263,075	$265,197	$333,524	$206,370	$231,930

Ratio of net expenses to average net assets	1.01	%(c)	1.00%	0.96%	0.95%	0.95%	0.94%

Ratio of total expenses to average net assets	1.06	%(c)	1.03%	0.98%	0.98%	0.98%	0.96%

Ratio of net investment income to average net assets	0.45	%(c)	0.80%	0.53%	0.18%	0.74%	0.79%

Portfolio turnover rate(d)	34%		71%	65%	64%	75%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class A Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.37		$14.86	$17.26	$11.50	$11.99	$13.58

Net investment income(a)	0.02		0.06	0.05	0.01	0.06	0.07

Net realized and unrealized gain (loss)	1.18		0.50	(1.48)	5.80	(0.48)	(0.88)

Total from investment operations	1.20		0.56	(1.43)	5.81	(0.42)	(0.81)

Distributions to shareholders from net investment income	(0.09)		(0.08)	(0.04)	(0.05)	(0.07)	(0.02)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.09)		(1.05)	(0.97)	(0.05)	(0.07)	(0.78)

Net asset value, end of period	$15.48		$14.37	$14.86	$17.26	$11.50	$11.99

Total Return(b)	8.40%		4.03%	(8.91)%	50.62%	(3.56)%	(5.42)%

Net assets, end of period (in 000's)	$2,552		$2,279	$2,231	$2,034	$988	$1,467

Ratio of net expenses to average net assets	1.19	%(c)	1.20%	1.21%	1.21%	1.23%	1.23%

Ratio of total expenses to average net assets	1.43	%(c)	1.35%	1.34%	1.42%	1.50%	1.56%

Ratio of net investment income to average net assets	0.29	%(c)	0.43%	0.33%	0.07%	0.49%	0.61%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class C Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.73		$14.26	$16.68	$11.17	$11.67	$13.30

Net investment loss(a)	(0.03)		(0.04)	(0.07)	(0.10)	(0.01)	(0.02)

Net realized and unrealized gain (loss)	1.13		0.48	(1.42)	5.61	(0.49)	(0.85)

Total from investment operations	1.10		0.44	(1.49)	5.51	(0.50)	(0.87)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Net asset value, end of period	$14.83		$13.73	$14.26	$16.68	$11.17	$11.67

Total Return(b)	8.01%		3.25%	(9.56)%	49.46%	(4.36)%	(6.07)%

Net assets, end of period (in 000's)	$717		$894	$997	$1,483	$948	$994

Ratio of net expenses to average net assets	1.94	%(c)	1.95%	1.96%	1.96%	1.98%	1.98%

Ratio of total expenses to average net assets	2.18	%(c)	2.10%	2.09%	2.17%	2.24%	2.31%

Ratio of net investment loss to average net assets	(0.46	)%(c)	(0.32)%	(0.44)%	(0.69)%	(0.07)%	(0.15)%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.62		$15.11	$17.51	$11.67	$12.18	$13.74

Net investment income(a)	0.05		0.11	0.12	0.07	0.09	0.12

Net realized and unrealized gain (loss)	1.20		0.50	(1.50)	5.87	(0.47)	(0.88)

Total from investment operations	1.25		0.61	(1.38)	5.94	(0.38)	(0.76)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.09)	(0.10)	(0.13)	(0.04)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.14)		(1.10)	(1.02)	(0.10)	(0.13)	(0.80)

Net asset value, end of period	$15.73		$14.62	$15.11	$17.51	$11.67	$12.18

Total Return(b)	8.61%		4.33%	(8.56)%	51.16%	(3.26)%	(5.00)%

Net assets, end of period (in 000's)	$22,265		$24,274	$23,900	$18,472	$7,054	$6,223

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.85%	0.84%

Ratio of total expenses to average net assets	1.07	%(c)	0.99%	0.97%	1.05%	1.12%	1.17%

Ratio of net investment income to average net assets	0.65	%(c)	0.79%	0.72%	0.44%	0.78%	0.99%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Investor Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.52		$15.00	$17.41	$11.59	$12.09	$13.67

Net investment income(a)	0.04		0.10	0.09	0.07	0.08	0.10

Net realized and unrealized gain (loss)	1.19		0.50	(1.49)	5.82	(0.47)	(0.88)

Total from investment operations	1.23		0.60	(1.40)	5.89	(0.39)	(0.78)

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.08)	(0.07)	(0.11)	(0.04)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.12)		(1.08)	(1.01)	(0.07)	(0.11)	(0.80)

Net asset value, end of period	$15.63		$14.52	$15.00	$17.41	$11.59	$12.09

Total Return(b)	8.54%		4.28%	(8.68)%	50.98%	(3.32)%	(5.19)%

Net assets, end of period (in 000's)	$8,563		$9,219	$11,178	$13,553	$1,435	$3,253

Ratio of net expenses to average net assets	0.94	%(c)	0.95%	0.96%	0.96%	0.98%	0.98%

Ratio of total expenses to average net assets	1.18	%(c)	1.10%	1.08%	1.15%	1.26%	1.30%

Ratio of net investment income to average net assets	0.55	%(c)	0.69%	0.55%	0.40%	0.74%	0.85%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.61		$15.09	$17.50	$11.66	$12.16	$13.75

Net investment income(a)	0.05		0.11	0.12	0.07	0.09	0.12

Net realized and unrealized gain (loss)	1.20		0.51	(1.51)	5.87	(0.46)	(0.89)

Total from investment operations	1.25		0.62	(1.39)	5.94	(0.37)	(0.77)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.09)	(0.10)	(0.13)	(0.06)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.14)		(1.10)	(1.02)	(0.10)	(0.13)	(0.82)

Net asset value, end of period	$15.72		$14.61	$15.09	$17.50	$11.66	$12.16

Total Return(b)	8.57%		4.41%	(8.56)%	51.12%	(3.17)%	(5.06)%

Net assets, end of period (in 000's)	$23,361		$91,082	$93,904	$97,324	$52,507	$57,055

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.84%	0.83%

Ratio of total expenses to average net assets	1.05	%(c)	0.98%	0.96%	1.04%	1.11%	1.16%

Ratio of net investment income to average net assets	0.68	%(c)	0.80%	0.70%	0.44%	0.79%	1.00%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class R Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.32		$14.82	$17.21	$11.46	$11.96	$13.56

Net investment income (loss)(a)	-	(b)	0.03	0.01	(0.03)	0.03	0.04

Net realized and unrealized gain (loss)	1.18		0.49	(1.47)	5.78	(0.49)	(0.87)

Total from investment operations	1.18		0.52	(1.46)	5.75	(0.46)	(0.83)

Distributions to shareholders from net investment income	(0.05)		(0.05)	–	–	(0.04)	(0.01)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.05)		(1.02)	(0.93)	–	(0.04)	(0.77)

Net asset value, end of period	$15.45		$14.32	$14.82	$17.21	$11.46	$11.96

Total Return(c)	8.28%		3.75%	(9.07)%	50.17%	(3.85)%	(5.65)%

Net assets, end of period (in 000's)	$115		$107	$105	$99	$74	$160

Ratio of net expenses to average net assets	1.44	%(d)	1.45%	1.45%	1.46%	1.48%	1.48%

Ratio of total expenses to average net assets	1.68	%(d)	1.60%	1.58%	1.67%	1.76%	1.81%

Ratio of net investment income (loss) to average net assets	0.04	%(d)	0.18%	0.07%	(0.19)%	0.29%	0.36%

Portfolio turnover rate(e)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$14.60		$15.09	$17.49	$11.66	$12.16	$13.75

Net investment income(a)	0.05		0.11	0.12	0.07	0.09	0.12

Net realized and unrealized gain (loss)	1.20		0.50	(1.50)	5.86	(0.46)	(0.89)

Total from investment operations	1.25		0.61	(1.38)	5.93	(0.37)	(0.77)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.09)	(0.10)	(0.13)	(0.06)

Distributions to shareholders from net realized gains	–		(0.97)	(0.93)	–	–	(0.76)

Total distributions	(0.14)		(1.10)	(1.02)	(0.10)	(0.13)	(0.82)

Net asset value, end of period	$15.71		$14.60	$15.09	$17.49	$11.66	$12.16

Total Return(b)	8.64%		4.34%	(8.51)%	51.04%	(3.17)%	(5.05)%

Net assets, end of period (in 000's)	$91,117		$93,063	$97,396	$92,056	$38,153	$48,725

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.84%	0.83%

Ratio of total expenses to average net assets	1.06	%(c)	0.98%	0.96%	1.04%	1.11%	1.16%

Ratio of net investment income to average net assets	0.65	%(c)	0.80%	0.70%	0.44%	0.79%	1.00%

Portfolio turnover rate(d)	56%		56%	90%	78%	76%	73%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Equity Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Focused Value	A, C, Institutional, Investor, R6, R and P	Non-diversified

Large Cap Value	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Mid Cap Value	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small Cap Value	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small/Mid Cap Value	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income	Quarterly	Annually

Focused Value	Annually	Annually

Large Cap Value	Annually	Annually

Mid Cap Value	Annually	Annually

Small Cap Value	Annually	Annually

Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2024:

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,154,086	$—	$—

Europe	18,645,144	—	—

North America	349,615,490	—	—

Oceania	4,351,645	—	—

Securities Lending Reinvestment Vehicle	3,209,853	—	—

Total	$377,976,218	$—	$—

Focused Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$1,369,560	$—	$—

North America	47,871,599	—	—

Investment Company	575,158	—	—

Total	$49,816,317	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$4,818,673	$—	$—

North America	423,302,738	—	—

Investment Company	2,355,126	—	—

Total	$430,476,537	$—	$—

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$12,773,965	$—	$—

North America	1,170,329,664	—	—

Investment Company	27,190,730	—	—

Securities Lending Reinvestment Vehicle	724,640	—	—

Total	$1,211,018,999	$—	$—

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$5,875,620	$—	$—

North America	1,369,519,821	—	—

Exchange-Traded Fund	14,077,989	—	—

Investment Company	6,649,010	—	—

Total	$1,396,122,440	$—	$—

Small/Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$989,156	$—	$—

North America	145,949,541	—	—

Investment Company	1,698,596	—	—

Total	$148,637,293	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 29, 2024, contractual and effective net management fees with GSAM were at the following rates:

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.65%	0.68%*

Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.65*

Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.66*

Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.98	0.98

Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Focused Value Fund, and Large Cap Value Fund in order to achieve an effective net management fee rate of 0.65%, 0.65%, and 0.66%, respectively, as an annual percentage of each Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2024, and prior to such date, the Investment Advisor may not terminate the arrangement without the approval of the Board of trustees. Prior to December 29, 2023, GSAM agreed to waive a portion of its management fee with respect to the Large Cap Value Fund in order to achieve an effective net management fee rate of 0.69%.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income	$153

Focused Value	433

Large Cap Value	1,479

Mid Cap Value	8,321

Small Cap Value	7,166

Small/Mid Cap Value	771

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

89

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 29, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income	$3,084	$—

Focused Value	83	—

Large Cap Value	903	—

Mid Cap Value	3,486	—

Small Cap Value	1,567	—

Small/Mid Cap Value	272	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 29, 2024, the transfer agency fee waivers were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.06%	0.04%	0.06%	0.01%

	Small Cap Value	Small/Mid Cap Value

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.11%	0.03%

*

These arrangements will remain in effect through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees. Prior to December 29, 2023, the transfer agency fee waiver was 0.01% for the Small/Mid Cap Value Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net

90

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 29, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Equity Income	$25,735	$89,774	$197,803	$313,312

Focused Value	9,591	151	155,725	165,467

Large Cap Value	145,449	27,802	194,828	368,079

Mid Cap Value	8,322	25,825	–	34,147

Small Cap Value	7,166	168,943	333,699	509,808

Small/Mid Cap Value	772	974	167,779	169,525

G. Line of Credit Facility — As of February 29, 2024, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2024, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

H. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds.

	Small/Mid Cap Value Fund	Small Cap Value Fund	Mid Cap Value Fund

Brokerage commissions paid	$329	$6,544	$6,835

	Large Cap Value Fund	Focused Value Fund

Brokerage commissions paid	$7,487	$941

The table below shows the transactions in and earnings from investments in the Government Money Market Fund —Institutional Shares for the six months ended February 29, 2024 :

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Equity Income Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	$714,371	$8,768,339	$(9,482,710)	$–	–	$5,031

Focused Value Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	153,740	5,276,603	(4,855,185)	575,158	575,158	14,606

Large Cap Value Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	1,988,552	32,286,912	(31,920,338)	2,355,126	2,355,126	50,689

Mid Cap Value Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	3,503,744	120,007,204	(96,320,218)	27,190,730	27,190,730	290,664

Small Cap Value Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	912,932	316,235,203	(310,499,125)	6,649,010	6,649,010	249,142

Small/Mid Cap Value Fund
Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares

	–	20,647,748	(18,949,152)	1,698,596	1,698,596	26,134

As of February 29, 2024 ,The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R	Investor

Focused Value	14%	31%	17%

Small/Mid Cap Value	–	9	–

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Equity Income	$48,394,432	$105,360,739

Focused Value	20,950,299	22,543,787

Large Cap Value	107,939,014	145,453,943

Mid Cap Value	275,692,573	350,476,956

Small Cap Value	510,243,203	871,575,552

Small/Mid Cap Value	29,546,121	112,385,493

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

6. SECURITIES LENDING (continued)

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 29, 2024.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

Equity Income Fund	$1,298,115	$17,027,272	$(15,115,534)	$3,209,853

Large Cap Value Fund	—	3,090,084	(3,090,084)	—

Mid Cap Value Fund	—	44,448,687	(43,724,047)	724,640

Small Cap Value Fund	6,000	43,018,531	(43,024,531)	—

Small/Mid Cap Value Fund	—	84,909	(84,909)	—

7. TAX INFORMATION

As of the funds most recent fiscal year end, August 31, 2023, certain timing differences on a tax basis were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value

Capital loss carryforwards:

Perpetual Short-Term	$—	$(87,834)	$—	$—	$—

Timing differences (Qualified Late Year Loss Deferral and Post October Losses)	—	—	(28)	—	(6,694,259)

					Small/Mid Cap Value

Capital loss carryforwards:

Perpetual Short-Term					$(7,385,794)

Perpetual Long-Term					(617,963)

Total capital loss carryforwards					(8,003,757)

Timing differences (Qualified Late Year Loss Deferral and Post October Losses)					(3,270,860)

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value

Tax Cost	$291,502,972	$43,552,403	$340,503,542	$988,640,660	$1,107,635,786

Gross unrealized gain	97,206,442	7,140,560	95,770,014	245,902,432	325,265,786

Gross unrealized loss	(10,733,196)	(876,646)	(5,797,019)	(23,524,093)	(36,779,132)

Net unrealized gain (loss)	$86,473,246	$6,263,914	$89,972,995	$222,378,339	$288,486,654

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION (continued)

Small/Mid Cap Value

Tax Cost	$119,908,242

Gross unrealized gain	33,334,097

Gross unrealized loss	(4,605,046)

Net unrealized gain (loss)	$28,729,051

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. OTHER RISKS (continued)

Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust II and Goldman Sachs Variable Insurance trust, in July 2023, the Board voted to nominate Cheryl K. Beebe, John G. Chou, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener and Paul C. Wirth (the” Nominees”) for election as the Trustees of the Trust. Messrs. Chou and Wirth and Ms. Dowling were serving as Trustees of the Trust as the time of their nominations. At a virtual special joint meeting of shareholders held on November 16, 2023,

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

10. OTHER MATTERS (continued)

each of the Nominees (except Messrs. Chou and Wirth and Ms. Dowling) was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024. Each of Messrs. Chou and Wirth and Ms. Dowling was also elected at the meeting and continue to serve as Trustees of the Trust.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	63,911	$2,713,494	154,854	$6,498,025

Reinvestment of distributions	259,490	11,042,550	369,096	15,627,272

Shares redeemed	(416,289)	(17,658,621)	(748,112)	(31,357,744)

	(92,888)	(3,902,577)	(224,162)	(9,232,447)

Class C Shares

Shares sold	5,074	203,911	32,734	1,298,342

Reinvestment of distributions	3,766	151,137	5,743	230,878

Shares redeemed	(24,587)	(989,294)	(47,560)	(1,872,919)

	(15,747)	(634,246)	(9,083)	(343,699)

Institutional Shares

Shares sold	38,301	1,649,751	100,243	4,294,731

Reinvestment of distributions	17,979	780,603	31,355	1,349,606

Shares redeemed	(222,128)	(9,394,216)	(275,849)	(11,190,696)

	(165,848)	(6,963,862)	(144,251)	(5,546,359)

Service Shares

Shares sold	—	—	1	41

Reinvestment of distributions	75	3,224	99	4,210

Shares redeemed	(434)	(19,388)	(61)	(2,619)

	(359)	(16,164)	39	1,632

Investor Shares

Shares sold	10,686	457,859	52,946	2,230,853

Reinvestment of distributions	3,569	151,410	6,755	285,008

Shares redeemed	(37,581)	(1,592,252)	(65,503)	(2,725,921)

	(23,326)	(982,983)	(5,802)	(210,060)

97

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Equity Income

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	11,812	$516,601	25,099	$1,079,345

Reinvestment of distributions	5,325	231,561	8,316	358,806

Shares redeemed	(11,289)	(492,237)	(52,924)	(2,286,221)

	5,848	255,925	(19,509)	(848,070)

Class R Shares

Shares sold	177	7,483	460	19,106

Reinvestment of distributions	615	26,017	760	32,124

Shares redeemed	(14)	(596)	(295)	(12,296)

	778	32,904	925	38,934

Class P Shares

Shares sold	11,488	494,615	363,189	15,726,662

Reinvestment of distributions	34,860	1,510,162	84,764	3,656,406

Shares redeemed	(841,971)	(36,718,660)	(216,257)	(9,099,027)

	(795,623)	(34,713,883)	231,696	10,284,041

NET DECREASE IN SHARES	(1,087,165)	$(46,924,886)	(170,147)	$(5,856,028)

	Focused Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	16,518	$229,845	23,953	$306,925

Reinvestment of distributions	647	8,993	2,154	27,797

Shares redeemed	(1,445)	(20,578)	(18,690)	(240,275)

	15,720	218,260	7,417	94,447

Class C Shares

Shares sold	4,305	55,680	154	2,000

Reinvestment of distributions	38	514	2,232	28,283

Shares redeemed	(12,970)	(176,939)	(11,568)	(143,380)

	(8,627)	(120,745)	(9,182)	(113,097)

Institutional Shares

Shares sold	33,311	463,081	70,808	944,810

Reinvestment of distributions	2,908	40,641	15,165	196,617

Shares redeemed	(19,127)	(261,250)	(79,330)	(1,046,925)

	17,092	242,472	6,643	94,502

Investor Shares

Shares sold	5,371	78,950	—	—

Reinvestment of distributions	16	230	100	1,281

Shares redeemed	—	—	—	—

	5,387	79,180	100	1,281

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	110,144	$1,572,905	—	$—

Reinvestment of distributions	17	243	100	1,291

Shares redeemed	(1,525)	(22,213)	—	—

	108,636	1,550,935	100	1,291

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	39	533	312	3,995

Shares redeemed	—	—	—	—

	39	533	312	3,995

Class P Shares

Shares sold	122,285	1,633,793	731,235	9,318,270

Reinvestment of distributions	49,898	695,465	281,081	3,634,593

Shares redeemed	(451,534)	(6,069,510)	(798,703)	(10,803,871)

	(279,351)	(3,740,252)	213,613	2,148,992

NET INCREASE (DECREASE) IN SHARES	(141,104)	$(1,769,617)	219,003	$2,231,411

	Large Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	182,435	$2,741,279	345,552	$5,064,497

Reinvestment of distributions	296,987	4,442,952	428,925	6,325,352

Shares redeemed	(416,222)	(6,288,537)	(726,345)	(10,679,578)

	63,200	895,694	48,132	710,271

Class C Shares

Shares sold	8,047	112,256	55,684	771,644

Reinvestment of distributions	30,053	415,122	62,513	857,851

Shares redeemed	(145,734)	(2,023,633)	(255,044)	(3,441,045)

	(107,634)	(1,496,255)	(136,847)	(1,811,550)

Institutional Shares

Shares sold	178,458	2,722,548	596,437	8,818,838

Reinvestment of distributions	494,896	7,521,953	876,160	13,104,400

Shares redeemed	(1,073,194)	(16,292,217)	(3,329,427)	(50,418,694)

	(399,840)	(6,047,716)	(1,856,830)	(28,495,456)

Service Shares

Shares sold	7,075	104,800	18,613	274,829

Reinvestment of distributions	1,742	25,914	2,025	29,734

Shares redeemed	(12,147)	(178,444)	(11,956)	(177,631)

	(3,330)	(47,730)	8,682	126,932

99

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	15,975	$244,219	288,993	$4,407,827

Reinvestment of distributions	12,636	189,187	21,271	313,809

Shares redeemed	(279,485)	(4,014,122)	(71,327)	(1,040,581)

	(250,874)	(3,580,716)	238,937	3,681,055

Class R6 Shares

Shares sold	11,127	174,560	33,999	527,610

Reinvestment of distributions	8,816	138,491	12,208	188,257

Shares redeemed	(8,160)	(130,301)	(47,357)	(714,380)

	11,783	182,750	(1,150)	1,487

Class R Shares

Shares sold	24,556	344,716	44,840	623,273

Reinvestment of distributions	16,230	232,200	21,882	309,775

Shares redeemed	(65,193)	(946,708)	(18,544)	(265,045)

	(24,407)	(369,792)	48,178	668,003

Class P Shares

Shares sold	188,178	2,926,967	831,359	12,924,213

Reinvestment of distributions	722,502	11,344,186	1,097,794	16,929,697

Shares redeemed	(1,273,060)	(19,978,972)	(2,200,957)	(33,907,456)

	(362,380)	(5,707,819)	(271,804)	(4,053,546)

NET DECREASE IN SHARES	(1,073,482)	$(16,171,584)	(1,922,702)	$(29,172,804)

	Mid Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	318,856	$10,612,397	985,442	$33,517,823

Reinvestment of distributions	558,190	18,845,414	1,564,335	52,348,441

Shares redeemed	(1,337,369)	(44,192,188)	(2,216,864)	(74,819,929)

	(460,323)	(14,734,377)	332,913	11,046,335

Class C Shares

Shares sold	13,401	378,378	43,808	1,210,384

Reinvestment of distributions	10,568	285,540	41,336	1,122,677

Shares redeemed	(59,575)	(1,595,506)	(152,925)	(4,156,232)

	(35,606)	(931,588)	(67,781)	(1,823,171)

Institutional Shares

Shares sold	809,607	27,454,340	2,667,378	92,172,623

Reinvestment of distributions	406,823	14,013,508	1,040,155	35,448,957

Shares redeemed	(1,608,819)	(54,714,745)	(2,522,558)	(86,496,618)

	(392,389)	(13,246,897)	1,184,975	41,124,962

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	51,672	$1,653,699	296,289	$9,569,035

Reinvestment of distributions	38,391	1,253,628	126,934	4,116,851

Shares redeemed	(87,844)	(2,854,894)	(554,499)	(17,457,983)

	2,219	52,433	(131,276)	(3,772,097)

Investor Shares

Shares sold	1,156,149	37,678,394	1,276,305	41,830,417

Reinvestment of distributions	119,051	3,880,840	285,152	9,223,194

Shares redeemed	(817,727)	(26,066,614)	(1,153,726)	(37,427,369)

	457,473	15,492,620	407,731	13,626,242

Class R6 Shares

Shares sold	436,901	14,807,281	633,482	21,704,161

Reinvestment of distributions	121,694	4,188,239	280,408	9,547,007

Shares redeemed	(417,028)	(14,632,352)	(557,288)	(19,126,148)

	141,567	4,363,168	356,602	12,125,020

Class R Shares

Shares sold	96,026	3,035,370	176,929	5,562,212

Reinvestment of distributions	28,760	920,988	71,530	2,277,883

Shares redeemed	(134,055)	(4,106,073)	(182,641)	(5,787,384)

	(9,269)	(149,715)	65,818	2,052,711

Class P Shares

Shares sold	900,846	30,954,640	449,136	15,597,344

Reinvestment of distributions	223,922	7,704,303	634,949	21,613,805

Shares redeemed	(969,808)	(32,386,777)	(668,904)	(23,240,105)

	154,960	6,272,166	415,181	13,971,044

NET INCREASE (DECREASE) IN SHARES	(141,368)	$(2,882,190)	2,564,163	$88,351,046

	Small Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	246,359	$9,200,223	689,898	$26,772,261

Reinvestment of distributions	259,721	9,905,261	1,266,146	48,411,679

Shares redeemed	(1,043,912)	(37,730,529)	(2,945,344)	(112,723,568)

	(537,832)	(18,625,045)	(989,300)	(37,539,628)

Class C Shares

Shares sold	8,792	180,039	4,878	107,895

Reinvestment of distributions	3,784	76,963	19,990	423,795

Shares redeemed	(11,304)	(224,416)	(34,611)	(761,259)

	1,272	32,586	(9,743)	(229,569)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1,338,809	$56,850,680	2,649,928	$118,061,869

Reinvestment of distributions	487,797	21,396,553	4,483,073	196,026,369

Shares redeemed	(6,553,706)	(268,562,533)	(21,715,133)	(957,891,695)

	(4,727,100)	(190,315,300)	(14,582,132)	(643,803,457)

Service Shares

Shares sold	33,001	1,162,275	67,745	2,505,249

Reinvestment of distributions	15,558	557,766	76,057	2,744,462

Shares redeemed	(156,911)	(5,474,334)	(157,089)	(5,801,066)

	(108,352)	(3,754,293)	(13,287)	(551,355)

Investor Shares

Shares sold	91,417	3,320,662	989,545	35,462,993

Reinvestment of distributions	58,846	2,214,960	535,409	20,213,694

Shares redeemed	(916,755)	(34,408,584)	(2,607,408)	(101,574,347)

	(766,492)	(28,872,962)	(1,082,454)	(45,897,660)

Class R6 Shares

Shares sold	1,165,281	50,187,530	2,343,438	105,593,930

Proceeds received in connection with merger	—	—	(526,003)	(23,891,044)

Reinvestment of distributions	410,240	17,982,757	3,232,248	141,231,618

Shares redeemed	(2,371,196)	(101,622,899)	(17,890,009)	(803,136,472)

	(795,675)	(33,452,612)	(12,840,326)	(580,358,292)

Class R Shares

Shares sold	140,486	5,040,727	205,973	7,625,415

Reinvestment of distributions	43,815	1,592,735	190,014	6,943,051

Shares redeemed	(238,012)	(8,540,878)	(389,071)	(14,361,204)

	(53,711)	(1,907,416)	6,916	207,262

Class P Shares

Shares sold	781,882	33,297,859	1,810,313	80,373,870

Reinvestment of distributions	201,994	8,853,867	882,391	38,556,866

Shares redeemed	(1,759,011)	(74,692,919)	(1,987,153)	(89,962,365)

	(775,135)	(32,541,193)	705,551	28,968,371

NET DECREASE IN SHARES	(7,763,025)	$(309,436,235)	(28,804,775)	$(1,279,204,328)

	Small/Mid Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	25,118	$372,655	29,548	$417,575

Reinvestment of distributions	983	14,532	11,787	164,809

Shares redeemed	(19,903)	(283,344)	(32,805)	(461,862)

	6,198	103,843	8,530	120,522

102

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	2,911	$38,468	3,867	$53,206

Reinvestment of distributions	—	—	4,929	66,005

Shares redeemed	(19,643)	(277,912)	(13,629)	(184,949)

	(16,732)	(239,444)	(4,833)	(65,738)

Institutional Shares

Shares sold	447,786	6,377,613	570,054	8,151,094

Reinvestment of distributions	13,767	206,643	131,137	1,863,694

Shares redeemed	(706,394)	(10,164,760)	(623,348)	(8,949,197)

	(244,841)	(3,580,504)	77,843	1,065,591

Investor Shares

Shares sold	59,154	856,681	301,888	4,263,071

Reinvestment of distributions	4,696	70,022	53,701	757,902

Shares redeemed	151,061	(2,143,912)	(465,635)	(6,509,679)

	214,911	(1,217,209)	(110,046)	(1,488,706)

Class R6 Shares

Shares sold	445,209	6,254,920	1,336,431	19,162,502

Reinvestment of distributions	15,899	238,483	475,963	6,757,794

Shares redeemed	(5,211,416)	(74,475,395)	(1,799,587)	(25,938,718)

	(4,750,308)	(67,981,992)	12,807	(18,422)

Class R Shares

Shares sold	253	3,513	1,110	15,892

Reinvestment of distributions	27	393	569	7,935

Shares redeemed	(289)	(3,723)	(1,308)	(17,760)

	(9)	183	371	6,067

Class P Shares

Shares sold	117,692	1,674,711	1,572,582	22,260,457

Reinvestment of distributions	56,377	845,087	416,670	5,911,852

Shares redeemed	(747,139)	(10,671,017)	(2,072,093)	(30,173,986)

	(573,070)	(8,151,219)	(82,841)	(2,001,677)

NET DECREASE IN SHARES	(5,363,851)	$(81,066,342)	(98,169)	$(2,382,363)

103

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, and Lawrence W. Stranghoener were elected to the Trust’s Board of Trustees. In addition, at the Meeting, John G. Chou, Eileen H. Dowling, and Paul C. Wirth, each of whom was previously appointed to the Trust’s Board of Trustees rather than elected by shareholders, were elected. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Cheryl K. Beebe	169,452,067,796	5,900,273,020

John G. Chou	173,279,757,273	2,072,583,543

Eileen H. Dowling	173,287,456,218	2,064,884,598

Lawrence Hughes	173,486,691,901	1,865,648,915

John F. Killian	173,511,167,174	1,841,173,642

Steven D. Krichmar	173,484,256,228	1,868,084,588

Michael Latham	173,498,020,286	1,854,320,530

Lawrence W. Stranghoener	173,455,949,165	1,896,391,651

Paul C. Wirth	173,324,070,424	2,028,270,391

104

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Liquidity Risk Management Program February 29, 2024

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024 GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions; The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

105

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Equity Income Fund			Focused Value Fund			Large Cap Value Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Class A
Actual	$1,000.00	$1,095.82	$5.32	$1,000.00	$1,120.75	$5.33	$1,000.00	$1,129.00	$5.40
Hypothetical 5% return	1,000.00	1,019.79+	5.12	1,000.00	1,019.84+	5.07	1,000.00	1,019.79+	5.12
Class C
Actual	1,000.00	1,091.65	9.20	1,000.00	1,116.73	9.26	1,000.00	1,124.10	9.40
Hypothetical 5% return	1,000.00	1,016.06+	8.87	1,000.00	1,016.11+	8.82	1,000.00	1,016.01+	8.92
Institutional
Actual	1,000.00	1,097.32	3.75	1,000.00	1,122.87	3.64	1,000.00	1,130.20	3.81
Hypothetical 5% return	1,000.00	1,021.28+	3.62	1,000.00	1,021.43+	3.47	1,000.00	1,021.28+	3.62
Service
Actual	1,000.00	1,094.70	6.35	N/A	N/A	N/A	1,000.00	1,126.80	6.45
Hypothetical 5% return	1,000.00	1,018.80+	6.12	N/A	N/A	N/A	1,000.00	1,018.80+	6.12
Investor
Actual	1,000.00	1,097.21	4.02	1,000.00	1,122.51	4.01	1,000.00	1,129.20	4.13
Hypothetical 5% return	1,000.00	1,021.03+	3.87	1,000.00	1,021.08+	3.82	1,000.00	1,020.98+	3.92
Class R6
Actual	1,000.00	1,097.61	3.70	1,000.00	1,122.52	3.59	1,000.00	1,130.10	3.76
Hypothetical 5% return	1,000.00	1,021.33+	3.57	1,000.00	1,021.48+	3.42	1,000.00	1,021.33+	3.57
Class R
Actual	1,000.00	1,094.51	6.61	1,000.00	1,119.32	6.64	1,000.00	1,127.20	6.72
Hypothetical 5% return	1,000.00	1,018.55+	6.37	1,000.00	1,018.60+	6.32	1,000.00	1,018.55+	6.37
Class P
Actual	1,000.00	1,097.57	3.75	1,000.00	1,122.46	3.59	1,000.00	1,130.10	3.76
Hypothetical 5% return	1,000.00	1,021.28+	3.62	1,000.00	1,021.48+	3.42	1,000.00	1,021.33+	3.57

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R
Equity Income Fund	1.02%	1.77%	0.72%	1.22%	0.77%	0.71%	1.27%
Focused Value Fund	1.01	1.76	0.69	N/A	0.76	0.68	1.26
Large Cap Value Fund	1.02	1.78	0.72	1.22	0.78	0.71	1.27

106

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited) (continued)

The annualized net expense ratios for the period were as follows:

Fund	Class P
Equity Income Fund	0.72%
Focused Value Fund	0.68
Large Cap Value Fund	0.71

107

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited) (continued)

	Mid Cap Value Fund			Small Cap Value Fund			Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Class A
Actual	$1,000.00	$1,106.14	$6.23	$1,000.00	$1,048.21	$6.47	$1,000.00	$1,083.96	$6.17
Hypothetical 5% return	1,000.00	1,018.95+	5.97	1,000.00	1,018.55+	6.37	1,000.00	1,018.95+	5.97
Class C
Actual	1,000.00	1,101.90	10.14	1,000.00	1,043.86	10.27	1,000.00	1,080.12	10.03
Hypothetical 5% return	1,000.00	1,015.22+	9.72	1,000.00	1,014.82+	10.12	1,000.00	1,015.22+	9.72
Institutional
Actual	1,000.00	1,108.15	4.40	1,000.00	1,049.64	5.20	1,000.00	1,086.10	4.36
Hypothetical 5% return	1,000.00	1,020.69+	4.22	1,000.00	1,019.79+	5.12	1,000.00	1,020.69+	4.22
Service
Actual	1,000.00	1,105.11	7.01	1,000.00	1,046.95	7.74	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,018.20+	6.72	1,000.00	1,017.30+	7.62	N/A	N/A	N/A
Investor
Actual	1,000.00	1,107.78	4.93	1,000.00	1,049.36	5.20	1,000.00	1,085.42	4.87
Hypothetical 5% return	1,000.00	1,020.19+	4.72	1,000.00	1,019.79+	5.12	1,000.00	1,020.19+	4.72
Class R6
Actual	1,000.00	1,108.07	4.35	1,000.00	1,049.70	5.15	1,000.00	1,085.75	4.30
Hypothetical 5% return	1,000.00	1,020.74+	4.17	1,000.00	1,019.84+	5.07	1,000.00	1,020.74+	4.17
Class R
Actual	1,000.00	1,104.74	7.54	1,000.00	1,046.91	7.74	1,000.00	1,082.80	7.46
Hypothetical 5% return	1,000.00	1,017.70+	7.22	1,000.00	1,017.30+	7.62	1,000.00	1,017.70+	7.22
Class P
Actual	1,000.00	1,108.05	0.68	1,000.00	1,049.69	5.15	1,000.00	1,086.36	4.31
Hypothetical 5% return	1,000.00	1,024.22+	0.65	1,000.00	1,019.84+	5.07	1,000.00	1,020.74+	4.17

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

108

FUNDS PROFILE

Goldman Sachs Funds

February 29, 2024

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund[4]

Fixed Income Alternatives

∎	Short Duration High Yield Fund[5]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[6]
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund[7]
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on October 31, 2023, the Goldman Sachs Local Emerging Markets Debt Fund was renamed the Goldman Sachs Emerging Markets Credit Fund.
[5]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[6]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[7]	Effective after the close of business on September 22, 2023, the Goldman Sachs Multi-Manager Alternatives Fund was renamed the Goldman Sachs Multi-Strategy Alternatives Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our exchange-traded funds.

109

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov/ The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC's website at http://www.sec.gov/ Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526- 7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Goldman Sachs & Co. LLC (''Goldman Sachs'') does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's®, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 365123-OTU-04/2024 EQVALSAR-24

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Global Tax-Aware Equity Portfolios Enhanced Dividend Global Equity Portfolio Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Global Tax-Aware Portfolios

February 29, 2024

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Global Tax-Aware Portfolios (the “Portfolios”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission requirements with a compliance date of July 24, 2024.

Market and Economic Review

•	Global equity and fixed income markets broadly recorded positive returns during the Reporting Period, with central bank monetary policy, interest rate volatility and macroeconomic trends among the notable influences.

•	U.S. equities outperformed non-U.S. developed markets stocks, which, in turn, outpaced emerging markets equities.

•	Global bond yields fell during the Reporting Period, resulting in positive returns overall for global fixed income. As a reminder, bond prices usually move inversely with yields.

•	As the Reporting Period began in September 2023, most asset classes posted losses, despite a relatively benign macroeconomic environment. Inflation data improved across major developed markets, leading central banks to signal they were likely at, or close to, their peak policy rates.

•	Global equities produced negative returns during the month, with developed equity markets generally recording the weakest performance.

•	Global bond yields rose amid significant interest rate volatility.

•	The fourth calendar quarter was positive overall for most asset classes, which generally benefited from a backdrop of strong economic growth, resilient labor markets, subdued inflationary pressures across developed economies, and signals from major central banks regarding the end of their rate hiking cycles. There were tentative signs that the global manufacturing cycle was stabilizing, albeit at weak levels.

•	Global equities, led by U.S. stocks, recorded significant gains during the fourth calendar quarter.

•	Global bond yields rose in October but then fell significantly during November and December, leading to broadly positive returns for global fixed income markets during the fourth quarter overall.

•	The performance of risk assets was rather mixed in January 2024 against a backdrop of strong U.S. economic data and ongoing disinflation across developed markets. The global manufacturing cycle continued to show signs of stabilization. Developed markets’ central banks indicated interest rate cuts were unlikely in the first calendar quarter but generally removed their hiking biases from policy statements and signaled they expected policy rates to end 2024 lower.

•	Global equities recorded gains overall, with developed markets equities—especially the Japanese equity market—delivering positive returns. Emerging markets equities, however, posted a decline.

•	In global fixed income markets, bond yields rose modestly, as developed markets’ central banks signaled interest rates were likely to remain higher for longer.

•	February 2024 was a strong month for risk assets overall, as global manufacturing data continued to improve. In the U.S., inflation edged up, while economic growth remained solid, suggesting the U.S. Federal Reserve might delay its interest rate cuts.

•	Global equities generated positive returns, with U.S. equities leading the advance.

•	Interest rate volatility continued as markets pulled back expectations for the timing of central bank rate cuts, which drove down government bond yields.

Portfolio Changes and Highlights

No material changes were made to the Portfolios during the Reporting Period.

1

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	(MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]

Class A	8.73%	10.27%	2.35%	11.16%

Institutional	8.87	10.27	2.35	11.16

Class R6	8.90	10.27	2.35	11.16

Class P	8.91	10.27	2.35	11.16

[1]

The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]

The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]

The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,126 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2024, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Portfolio shares.

2

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS [5,6]

Percentage of Net Assets

[5]

The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[6]	Represents unaffiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

3

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	(MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]

Class A	13.35%	10.27%	2.35%	11.16%

Institutional	13.59	10.27	2.35	11.16

Class R6	13.60	10.27	2.35	11.16

Class P	13.54	10.27	2.35	11.16

[1]

The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]

The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]

The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,126 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2024, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Portfolio shares.

4

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS [5,6]

Percentage of Net Assets

[5]

The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[6]	Represents unaffiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 91.6%

Equity – 91.6%
15,350,899	Goldman Sachs U.S. Equity Dividend and Premium Fund	$240,088,053
10,673,487	Goldman Sachs International Equity Dividend and Premium Fund	75,995,227
1,263,658	Goldman Sachs Small Cap Equity Insights Fund	35,205,503
1,105,406	Goldman Sachs International Small Cap Insights Fund	13,850,732
1,405,115	Goldman Sachs Emerging Markets Equity Insights Fund	11,802,965
236,212	Goldman Sachs MLP Energy Infrastructure Fund	8,078,440
761,010	Goldman Sachs Global Real Estate Securities Fund	7,153,493
591,641	Goldman Sachs Global Infrastructure Fund	7,147,025
34,824	Goldman Sachs Energy Infrastructure Fund	400,820

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $270,863,986)		399,722,258

Exchange Traded Funds – 0.4%

14,562	iShares 7-10 Year Treasury Bond ETF	1,372,032
183	iShares Core S&P 500 ETF	93,412
444	iShares iBoxx $ High Yield Corporate Bond ETF	34,335
19,000	Sprott Physical Uranium Trust*	384,998
458	Vanguard Real Estate ETF	39,182

TOTAL EXCHANGE TRADED FUNDS (Cost $1,751,103)		1,923,959

Shares	Dividend Rate	Value

Investment Company – 6.7%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
29,140,598	5.219%	$29,140,598
(Cost $29,140,598)

TOTAL INVESTMENTS – 98.7% (Cost $301,755,687)		$430,786,815

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		5,491,293

NET ASSETS – 100.0%		$436,278,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	USD	3,456,483	AUD	5,239,962	3/20/2024	$48,733
	USD	4,895,227	CHF	4,250,844	3/20/2024	79,906
	USD	1,410,510	DKK	9,710,000	3/20/2024	1,344
	USD	15,701,592	EUR	14,504,225	3/20/2024	14,867
	USD	1,161,185	HKD	9,060,000	3/20/2024	3,436
	USD	98,344	NZD	160,000	3/20/2024	927
	USD	592,551	SGD	790,000	3/20/2024	5,001
	USD	10,870,965	JPY	1,547,272,100	3/21/2024	521,768

TOTAL						$675,982

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	USD	6,909,864	GBP	5,494,415	3/20/2024	$(26,433)
	USD	195,449	ILS	720,000	3/20/2024	(6,171)
	USD	293,926	NOK	3,200,000	3/20/2024	(7,480)
	USD	1,578,130	SEK	16,425,000	3/20/2024	(7,416)
TOTAL						$(47,500)

FUTURES CONTRACTS — At February 29, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	1	03/15/24	$102,865	$503
Stoxx Europe 600 Index Future	3	03/15/24	80,233	1,814
U.S. Treasury 10 Year Note	84	06/18/24	9,282,000	26,688
U.S. Treasury 2 Year Note	60	06/28/24	12,288,750	8,808
U.S. Treasury 5 Year Note	62	06/28/24	6,634,000	15,048
Total Futures Contracts				$52,861

SWAP CONTRACTS — At February 29, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.325%(b)	1 Day SONIO	9/19/2033	GBP 600	$24,939	$ –	$ 24,939

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 29, 2024. (b) Payments made annually.

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS - At February 29, 2024, the Portfolio had the following written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
GBP REC 3.44	Morgan Stanley Co., Inc	GBP 3.44	01/27/2025	630,000	$ 630,000	$ 18,677	$ 22,573	$ (3,896)

				630,000	$ 630,000	$ 18,677	$ 22,573	$ (3,896)

Puts
3M IRS	Bank of America N.A	$3.74	08/15/2024	2,700,000	$ 2,700,000	$ 58,231	$ 60,480	$ (2,249)

Total purchased option contracts				3,330,000	$ 3,330,000	$ 76,908	$ 83,053	$ (6,145)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
GBP REC 2.9160	Morgan Stanley Co., Inc	GBP 2.92	01/27/2025	(1,260,000)	$(1,260,000)	$ (18,054)	$ (22,573)	$ 4,519

				(1,260,000)	$(1,260,000)	$ (18,054)	$ (22,573)	$ 4,519

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Puts
3M IRS	Bank of America N.A	$3.39	08/15/2024	(2,700,000)	$ (2,700,000)	$ (29,091)	$ (31,320)	$ 2,229

Total written option contracts				(3,960,000)	$ (3,960,000)	$ (47,145)	$ (53,893)	$ 6,748

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
Call EUR/Put CHF	J.P. Morgan Securities LLC	EUR 0.96	06/13/2024	730,000	$ 730,000	$ 4,584	$ 4,640	$ (56)
KO Call USD/CNH	Morgan Stanley Co., Inc	$7.15	04/26/2024	2,700,000	2,700,000	17,016	12,555	4,461

Total purchased option contracts				3,430,000	$ 3,430,000	$ 21,600	$ 17,195	$ 4,405

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
Put EUR/Call CHF	J.P. Morgan Securities LLC	EUR 0.91	06/13/2024	(730,000)	$ (730,000)	$ (647)	$ (4,688)	$ 4,041

Investment Abbreviations:
SONIO —Sterling Overnight Index Average

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.9%

Equity – 90.9%
61,878,600	Goldman Sachs U.S. Tax- Managed Equity Fund	$2,567,343,102
58,560,738	Goldman Sachs International Tax-Managed Equity Fund	721,468,297
10,123,944	Goldman Sachs International Small Cap Insights Fund	126,853,015
12,620,276	Goldman Sachs Emerging Markets Equity Insights Fund	106,010,321
2,153,873	Goldman Sachs MLP Energy Infrastructure Fund	73,662,445
5,549,214	Goldman Sachs Global Infrastructure Fund	67,034,508
6,537,751	Goldman Sachs Global Real Estate Securities Fund	61,454,858
284,979	Goldman Sachs Energy Infrastructure Fund	3,280,108

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,833,897,648)		3,727,106,654

Exchange Traded Funds – 0.4%

131,787	iShares 7-10 Year Treasury Bond ETF	12,416,971
1,682	iShares Core S&P 500 ETF	858,577
4,070	iShares iBoxx $ High Yield Corporate Bond ETF	314,733
233,000	Sprott Physical Uranium Trust*	4,721,291
4,200	Vanguard Real Estate ETF	359,310

TOTAL EXCHANGE TRADED FUNDS (Cost $17,227,214)		18,670,882

Shares	Dividend Rate	Value

Investment Company – 6.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
281,110,805	5.219%	$281,110,805
(Cost $281,110,805)

TOTAL INVESTMENTS – 98.1%
(Cost $2,132,235,667)		$4,026,888,341

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		77,160,231

NET ASSETS – 100.0%		$4,104,048,572

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	USD	32,071,567	AUD	48,474,774	3/20/2024	$546,541
	USD	42,144,553	CHF	36,542,984	3/20/2024	748,960
	USD	14,199,995	DKK	97,570,000	3/20/2024	40,132
	USD	143,088,002	EUR	131,873,958	3/20/2024	462,624
	USD	1,823,283	GBP	1,430,000	3/20/2024	18,012
	USD	8,957,196	HKD	69,890,000	3/20/2024	26,179
	USD	856,643	NZD	1,390,000	3/20/2024	10,333
	USD	939,690	SEK	9,450,000	3/20/2024	27,459
	USD	5,288,944	SGD	7,050,000	3/20/2024	45,618
	USD	96,993,762	JPY	13,802,154,282	3/21/2024	4,675,665

TOTAL						$6,601,523

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	NOK	150,000	USD	14,790	3/20/2024	$(662)
	USD	61,467,452	GBP	48,876,169	3/20/2024	(235,142)
	USD	1,618,301	ILS	5,960,000	3/20/2024	(50,662)
	USD	2,755,551	NOK	30,000,000	3/20/2024	(70,129)
	USD	12,603,417	SEK	131,175,000	3/20/2024	(59,229)
TOTAL						$(415,824)

FUTURES CONTRACTS — At February 29, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-Mini Index	2	03/15/24	$723,310	$57,984
Russell 2000 E-Mini Index	8	03/15/24	822,920	36,105
Stoxx Europe 600 Index Future	29	03/15/24	775,588	18,621
TOPIX Index	4	03/07/24	715,315	75,687
U.S. Treasury 10 Year Note	792	06/18/24	87,516,000	242,370
U.S. Treasury 2 Year Note	568	06/28/24	116,333,500	83,234
U.S. Treasury 5 Year Note	585	06/28/24	62,595,000	140,174
Total Futures Contracts				$654,175

SWAP CONTRACTS — At February 29, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.325%(b)	1 Day SONIO	9/19/2033	GBP 5,400	$224,451	$ –	$ 224,451

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 29, 2024. (b) Payments made annually.

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At February 29, 2024, the Portfolio had the following written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
GBP REC 3.4400	Morgan Stanley and Co.	GBP 3.44	01/27/2025	5,740,000	$ 5,740,000	$ 170,165	$ 205,670	$ (35,504)

				5,740,000	$ 5,740,000	$ 170,165	$ 205,670	$ (35,504)

Puts
3M IRS	Bank of America N.A.	$3.74	08/15/2024	24,800,000	$ 24,800,000	$ 534,859	$ 555,520	$ (20,661)

Total purchased option contracts				30,540,000	$ 30,540,000	$ 705,024	$ 761,189	$ (56,165)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts: Calls
GBP REC 2.9160	Morgan Stanley and Co.	GBP 2.92	01/27/2025	(11,480,000)	$ (11,480,000)	$ (164,490)	$ (205,670)	$ 41,180

				(11,480,000)	$ (11,480,000)	$ (164,490)	$ (205,670)	$ 41,180

Puts
3M IRS	Bank of America N.A.	$3.39	08/15/2024	(24,800,000)	$ (24,800,000)	$ (267,210)	$ (287,680)	$ 20,470

Total written option contracts				(36,280,000)	$ (36,280,000)	$ (431,700)	$ (493,350)	$ 61,650

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts: Calls

Call EUR/Put CHF	JPMorgan Chase Bank, N.A.	EUR 0.96	06/13/2024	6,490,000	$ 6,490,000	$ 42,253	$ 42,555	$ (303)

KO Call USD/CNH	Morgan Stanley and Co.	$7.15	04/26/2024	24,400,000	24,400,000	153,778	113,460	40,319

Total purchased option contracts				30,890,000	$ 30,890,000	$ 196,031	$ 156,015	$ 40,016

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts

Put EUR/Call CHF	JPMorgan Chase Bank, N.A.	EUR 0.91	06/13/2024	(6,490,000)	$ (6,490,000)	$ (5,748)	$ (42,555)	$ 36,807

Investment Abbreviations:
SONIO	—Sterling Overnight Index Average

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:

Investments in affiliated issuers, at value (cost $300,004,584 and $2,115,008,453, respectively)	$428,862,856	$4,008,217,459
Investments in unaffiliated issuers, at value (cost $1,751,103 and $17,227,214, respectively)	1,923,959	18,670,882
Purchased Options, at value (premiums paid $100,248 and $917,205, respectively)	98,508	901,055
Cash	6,533,332	63,019,420
Foreign Currency, at value (cost $1,767 and $14,550, respectively)	1,729	14,502
Receivables:
Collateral on certain derivative contracts(a)	1,248,607	6,466,095
Investments sold	97,984	895,351
Reimbursement from investment adviser	17,846	9,796
Fund shares sold	15,515	2,088,447
Unrealized gain on forward foreign currency exchange contracts	675,982	6,601,523
Variation margin on futures contracts	12,887	128,904
Other assets	39,649	41,620

Total assets	439,528,854	4,107,055,054

Liabilities:

Written options, at value (premiums received $58,581 and $535,905, respectively)	47,792	437,448
Unrealized loss on forward foreign currency exchange contracts	47,500	415,824
Payables:
Fund shares redeemed	3,022,637	1,470,912
Management fees	48,018	443,723
Distribution and Service fees and Transfer Agency fees	11,090	96,016
Accrued expenses	73,709	142,559

Total liabilities	3,250,746	3,006,482

Net Assets:

Paid-in capital	311,679,500	2,277,472,065
Total distributable earnings (loss)	124,598,607	1,826,576,507

NET ASSETS	$436,278,107	$4,104,048,572

Net Assets:
Class A	$2,606,405	$700,279
Institutional	9,252,546	43,389,519
Class R6	15,266	9,375,347
Class P	424,403,891	4,050,583,427
Total Net Assets	$436,278,108	$4,104,048,572

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	201,213	30,533
Institutional	704,456	1,876,522
Class R6	1,165	411,339
Class P	32,417,677	177,699,079

Net asset value, offering and redemption price per share:(b)
Class A	$12.95	$22.93
Institutional	13.13	23.12
Class R6	13.10	22.79
Class P	13.09	22.79

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$440,403	$350,000	$458,203
Tax-Advantaged Global Equity Portfolio	3,902,230	(750,000)	3,313,866

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $13.70 and $24.26, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$4,880,849	$47,431,131

Dividends — unaffiliated issuers	42,250	648,563

Interest	—	67,643

Total Investment Income	4,923,099	48,147,337

Expenses:

Management fees	311,519	2,791,627

Transfer Agency fees(a)	64,337	560,726

Custody, accounting and administrative services	49,350	177,966

Professional fees	39,500	39,783

Registration fees	34,115	60,247

Printing and mailing costs	16,891	25,720

Trustee fees	10,601	12,795

Distribution and/or Service (12b-1) fees	3,350	783

Other	9,480	38,881

Total expenses	539,143	3,708,528

Less — expense reductions	(158,902)	(348,827)

Net expenses	380,241	3,359,701

NET INVESTMENT INCOME	4,542,858	44,787,636

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	58,830	79,826

Investments in affiliated Underlying Funds	301,776	285,841

Investments affiliated in kind	—	4,116,793

Forward foreign currency exchange contracts	683,862	4,894,884

Swap Contracts	83,209	766,079

Purchased Options	42,067	372,561

Futures contracts	(87,949)	57,627

Foreign currency transactions	(8,920)	(36,910)

Written options	(57,923)	(507,387)

Capital gain distributions from affiliated Underlying Funds	10,909,889	179,761

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	159,800	1,421,598

Investment in affiliated Underlying Funds	19,288,731	432,249,153

Forward foreign currency exchange contracts	186,122	2,690,617

Purchased Options	64,087	560,442

Swap Contracts	21,284	192,538

Written options	10,789	98,457

Foreign currency translations	7,011	49,824

Futures contracts	(82,917)	(507,462)

Net realized and unrealized gain	31,579,748	446,964,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,122,606	$491,751,878

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$2,010	$1,699	$2	$60,626
Tax-Advantaged Global Equity Portfolio	470	8,098	1,273	550,885

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$4,542,858	$7,397,323	$44,787,636	$52,887,149

Net realized gain	11,924,841	13,461,914	10,209,075	10,836,218

Net change in unrealized gain	19,654,907	25,610,822	436,755,167	343,090,974

Net increase in net assets resulting from operations	36,122,606	46,470,059	491,751,878	406,814,341

Distributions to shareholders:

From distributable earnings:

Class A Shares	(87,098)	(248,430)	(6,378)	(16,527)

Institutional Shares	(280,740)	(847,732)	(544,637)	(1,295,041)

Class R6 Shares	(477)	(1,187)	(116,091)	(262,392)

Class P Shares	(13,574,689)	(35,644,919)	(50,166,770)	(114,145,309)

Total distributions to shareholders	(13,943,004)	(36,742,268)	(50,833,876)	(115,719,269)

From share transactions:

Proceeds from sales of shares	12,944,057	33,220,543	120,580,045	270,351,404

Reinvestment of distributions	13,942,151	36,672,631	50,652,426	115,371,434

Cost of shares redeemed	(27,157,635)	(68,180,277)	(154,049,223)	(310,307,610)

Net increase (decrease) in net assets resulting from share transactions	(271,427)	1,712,897	17,183,248	75,415,228

TOTAL INCREASE	21,908,175	11,440,688	458,101,250	366,510,300

Net Assets:

Beginning of period	$414,369,933	$402,929,245	$3,645,947,322	$3,279,437,022

End of period	$436,278,108	$414,369,933	$4,104,048,572	$3,645,947,322

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$12.30		$12.08	$14.54	$11.76	$11.50	$12.34

Net investment income(a)(b)	0.12		0.18	0.25	0.19	0.17	0.19

Net realized and unrealized gain (loss)	0.93		1.14	(1.54)	2.80	0.59	(0.44)

Total from investment operations	1.05		1.32	(1.29)	2.99	0.76	(0.25)

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.45)	(0.21)	(0.22)	(0.27)

Distributions to shareholders from net realized gains	(0.27)		(0.88)	(0.72)	–	(0.27)	(0.32)

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(0.40)		(1.10)	(1.17)	(0.21)	(0.50)	(0.59)

Net asset value, end of period	$12.95		$12.30	$12.08	$14.54	$11.76	$11.50

Total Return(c)	8.73%		11.84%	(9.61)%	25.64%	6.71%	(1.78)%

Net assets, end of period (in 000’s)	$2,606		$2,774	$2,713	$3,801	$5,501	$8,661

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.53%	0.52%	0.50%	0.51%	0.52%

Ratio of total expenses to average net assets(d)	0.63	%(e)	0.65%	0.61%	0.63%	0.64%	0.65%

Ratio of net investment income to average net assets	1.88	%(e)	1.50%	1.89%	1.49%	1.54%	1.62%

Portfolio turnover rate(f)	4%		8%	23%	16%	13%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$12.47		$12.24	$14.71	$11.90	$11.63	$12.48

Net investment income(a)(b)	0.14		0.22	0.30	0.25	0.22	0.23

Net realized and unrealized gain (loss)	0.94		1.15	(1.55)	2.81	0.59	(0.44)

Total from investment operations	1.08		1.37	(1.25)	3.06	0.81	(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.50)	(0.25)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.27)		(0.88)	(0.72)	–	(0.27)	(0.32)

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(0.42)		(1.14)	(1.22)	(0.25)	(0.54)	(0.64)

Net asset value, end of period	$13.13		$12.47	$12.24	$14.71	$11.90	$11.63

Total Return(c)	8.87%		12.24%	(9.32)%	26.05%	7.17%	(1.46)%

Net assets, end of period (in 000’s)	$9,253		$8,456	$9,109	$13,638	$19,695	$25,244

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.17%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.27	%(e)	0.28%	0.24%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	2.18	%(e)	1.83%	2.24%	1.87%	0.19%	2.00%

Portfolio turnover rate(f)	4%		8%	23%	16%	13%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$12.44		$12.21	$14.68	$11.88	$11.60	$12.46

Net investment income(a)(b)	0.14		0.22	0.30	0.25	0.21	0.23

Net realized and unrealized gain (loss)	0.94		1.15	(1.55)	2.81	0.61	(0.45)

Total from investment operations	1.08		1.37	(1.25)	3.06	0.82	(0.22)

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.50)	(0.26)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.27)		(0.88)	(0.72)	–	(0.27)	(0.32)

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(0.42)		(1.14)	(1.22)	(0.26)	(0.54)	(0.64)

Net asset value, end of period	$13.10		$12.44	$12.21	$14.68	$11.88	$11.60

Total Return(c)	8.90%		12.20%	(9.25)%	26.03%	7.28%	(1.54)%

Net assets, end of period (in 000’s)	$15		$14	$12	$14	$11	$10

Ratio of net expenses to average net assets(d)	0.17	%(e)	0.19%	0.17%	0.13%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.22%	0.23%	0.22%	0.23%

Ratio of net investment income to average net assets	2.21	%(e)	1.86%	2.24%	1.86%	1.87%	2.01%

Portfolio turnover rate(f)	4%		8%	23%	16%	13%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$12.43		$12.20	$14.67	$11.87	$11.60	$12.45

Net investment income(a)(b)	0.14		0.22	0.30	0.25	0.22	0.23

Net realized and unrealized gain (loss)	0.94		1.15	(1.55)	2.81	0.59	(0.44)

Total from investment operations	1.08		1.37	(1.25)	3.06	0.81	(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.50)	(0.26)	(0.26)	(0.32)

Distributions to shareholders from net realized gains	(0.27)		(0.88)	(0.72)	–	(0.27)	(0.32)

Distributions to shareholders from return of capital	–		–	–	–	(0.01)	–

Total distributions	(0.42)		(1.14)	(1.22)	(0.26)	(0.54)	(0.64)

Net asset value, end of period	$13.09		$12.43	$12.20	$14.67	$11.87	$11.60

Total Return(c)	8.91%		12.20%	(9.26)%	26.05%	7.20%	(1.45)%

Net assets, end of period (in 000’s)	$424,404		$403,126	$391,095	$470,368	$438,960	$573,771

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.17%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.27%	0.23%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	2.20	%(e)	1.86%	2.25%	1.91%	1.92%	2.02%

Portfolio turnover rate(f)	4%		8%	23%	16%	13%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$20.43		$18.81	$21.83	$17.16	$15.44	$16.51

Net investment income(a)(b)	0.21		0.22	0.21	0.16	0.13	0.13

Net realized and unrealized gain (loss)	2.50		1.98	(2.91)	4.67	1.76	(0.97)

Total from investment operations	2.71		2.20	(2.70)	4.83	1.89	(0.84)

Distributions to shareholders from net investment income	(0.21)		(0.19)	(0.27)	(0.16)	(0.13)	(0.13)

Distributions to shareholders from net realized gains	–		(0.39)	(0.05)	–	(0.04)	(0.10)

Total distributions	(0.21)		(0.58)	(0.32)	(0.16)	(0.17)	(0.23)

Net asset value, end of period	$22.93		$20.43	$18.81	$21.83	$17.16	$15.44

Total Return(c)	13.00%		12.09%	(12.59)%	28.29%	12.24%	(4.96)%

Net assets, end of period (in 000’s)	$700		$603	$526	$606	$470	$447

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.56%	0.55%	0.50%	0.51%	0.52%

Ratio of total expenses to average net assets(d)	0.57	%(e)	0.58%	0.57%	0.58%	0.59%	0.61%

Ratio of net investment income to average net assets	2.05	%(e)	1.18%	1.03%	0.81%	0.86%	0.81%

Portfolio turnover rate(f)	2%		4%	22%	16%	12%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$20.62		$18.98	$22.03	$17.30	$15.58	$16.46

Net investment income(a)(b)	0.25		0.30	0.29	0.23	0.22	0.20

Net realized and unrealized gain (loss)	2.53		1.99	(2.94)	4.71	1.74	(0.96)

Total from investment operations	2.78		2.29	(2.65)	4.94	1.96	(0.76)

Distributions to shareholders from net investment income	(0.28)		(0.26)	(0.35)	(0.21)	(0.20)	(0.02)

Distributions to shareholders from net realized gains	–		(0.39)	(0.05)	–	(0.04)	(0.10)

Total distributions	(0.28)		(0.65)	(0.40)	(0.21)	(0.24)	(0.12)

Net asset value, end of period	$23.12		$20.62	$18.98	$22.03	$17.30	$15.58

Total Return(c)	14.00%		12.51%	(12.31)%	28.81%	12.60%	(4.61)%

Net assets, end of period (in 000’s)	$43,390		$40,174	$37,591	$33,151	$33,800	$43,565

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.20%	0.18%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.22%	0.20%	0.21%	0.21%	0.22%

Ratio of net investment income to average net assets	2.42	%(e)	1.55%	1.40%	1.17%	1.41%	1.28%

Portfolio turnover rate(f)	2%		4%	22%	16%	12%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$20.33		$18.73	$21.73	$17.07	$15.38	$16.46

Net investment income(a)(b)	0.25		0.29	0.29	0.26	0.20	0.19

Net realized and unrealized gain (loss)	2.50		1.97	(2.89)	4.62	1.73	(0.97)

Total from investment operations	2.75		2.26	(2.60)	4.88	1.93	(0.78)

Distributions to shareholders from net investment income	(0.29)		(0.27)	(0.35)	(0.22)	(0.20)	(0.20)

Distributions to shareholders from net realized gains	–		(0.39)	(0.05)	–	(0.04)	(0.10)

Total distributions	(0.29)		(0.66)	(0.40)	(0.22)	(0.24)	(0.30)

Net asset value, end of period	$22.79		$20.33	$18.73	$21.73	$17.07	$15.38

Total Return(c)	14.00%		12.47%	(12.24)%	28.84%	12.58%	4.57%

Net assets, end of period (in 000’s)	$9,375		$8,284	$8,343	$9,971	$11	$10

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.16%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.21%	0.19%	0.20%	0.18%	0.19%

Ratio of net investment income to average net assets	2.42	%(e)	1.54%	1.41%	1.36%	1.25%	1.22%

Portfolio turnover rate(f)	2%		–%	22%	16%	12%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 29, 2024		Year Ended August 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data
Net asset value, beginning of period	$20.34		$18.73	$21.74	$17.07	$15.38	$16.47

Net investment income(a)(b)	0.25		0.30	0.29	0.23	0.20	0.19

Net realized and unrealized gain (loss)	2.49		1.97	(2.90)	4.66	1.74	(0.98)

Total from investment operations	2.74		2.27	(2.61)	4.89	1.94	(0.01)

Distributions to shareholders from net investment income	(0.29)		(0.27)	(0.35)	(0.22)	(0.21)	(0.20)

Distributions to shareholders from net realized gains	–		(0.39)	(0.05)	–	(0.04)	(0.10)

Total distributions	(0.29)		(0.66)	(0.40)	(0.22)	(0.25)	(0.30)

Net asset value, end of period	$22.79		$20.34	$18.73	$21.74	$17.07	$15.38

Total Return(c)	14.00%		12.53%	(12.28)%	28.87%	12.59%	(4.60)%

Net assets, end of period (in 000’s)	$4,050,583		$3,596,886	$3,232,977	$3,585,571	$2,710,904	$2,743,392

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.19%	0.17%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.21%	0.19%	0.20%	0.20%	0.21%

Ratio of net investment income to average net assets	2.42	%(e)	1.56%	1.41%	1.18%	1.30%	1.21%

Portfolio turnover rate(f)	2%		4%	22%	16%	12%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/ losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

25

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the

27

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of February 29, 2024:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$399,722,258	$—	$—

Investment Companies	29,140,598	—	—

Exchange Traded Funds	1,923,959	—	—

Total	$430,786,815	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$675,982	$—

Futures Contracts(a)	52,861	—	—

Interest Rate Swap Contracts(a)	—	24,939	—

Purchased Options Contracts	—	98,508	—

Total	$52,861	$799,429	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(47,500)	$—

Written Options Contracts	—	(47,792)	—

Total	$—	$(95,292)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$3,727,106,654	$—	$—

Investment Companies	281,110,805	—	—

Exchange Traded Funds	18,670,882	—	—

Total	$4,026,888,341	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$6,601,523	$—

Futures Contracts(a)	654,175	—	—

Interest Rate Swap Contracts(a)	—	224,451	—

Purchased Options Contracts	—	901,055	—

Total	$654,175	$7,727,029	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(415,824)	$—

Written Options Contracts	—	(437,448)	—

Total	$—	$(853,272)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$697,582	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(48,147)

Equity	Written options at value	2,317	Written options at value	—

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	152,391	Written options at value	(47,145)

Total		$852,290		$(95,292)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$6,797,554	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(421,572)

Equity	Written options at value	188,397	Written options at value	—

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	1,395,253	Written options at value	(431,700)

Total		$8,381,204		$(853,272)

(1)

Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of February 29, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$638,682	$186,122

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(16,814)	77,378

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(3,782)	(64,135)

Total		$618,086	$199,365

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	4,894,884	2,690,617

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	750,802	878,882

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(61,922)	(534,907)

Total		$5,583,764	$3,034,592

For the six months ended February 29, 2024, the relevant values for each derivative type was as follows:

	Average Number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	226	46,342,934	745,580	620,041

Tax-Advantaged Global Equity Portfolio	2,034	462,521,384	13,499,950	11,249,848

(a)

Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

The Portfolios invest in Class R6 Shares of the Goldman Sachs High Yield Floating Rate and Goldman Sachs MLP Energy Infrastructure Funds and Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Market Fund”), which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest, except those management fees it earns from the Portfolios’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2024, the management fees waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$ 26,885

Tax-Advantaged Global Equity Portfolio	251,976

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 29, 2024, Goldman Sachs retained front-end sales charges of $260 for the Enhanced Dividend Global Equity Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2024, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$26,885	$536	$131,481	$158,902

Tax-Advantaged Global Equity Portfolio	251,976	–	96,851	348,827

F.  Line of Credit Facility — As of February 29, 2024, the Portfolios participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2024, the Portfolios did not have any borrowings under the facility.

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 29, 2024:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund

	$224,942,353	$12,596,922	$(6,072,585)	$447,609	$8,173,754	$240,088,053	15,350,899	$1,708,423	$10,887,923

Goldman Sachs Emerging Markets Equity Insights Fund

	11,150,621	443,789	(395,961)	(190,159)	794,675	11,802,965	1,405,115	443,789	–

Goldman Sachs Energy Infrastructure Fund

	724,915	29,571	(358,824)	39,694	(34,536)	400,820	34,824	7,605	21,966

Goldman Sachs Financial Square Government Fund - Institutional Shares

	30,305,125	24,411,340	(25,575,867)	–	–	29,140,598	29,140,598	786,878	–

Goldman Sachs Global Infrastructure Fund

	6,853,999	99,128	–	–	193,898	7,147,025	591,641	99,128	–

Goldman Sachs Global Real Estate Securities Fund

	7,293,096	52,231	(466,847)	(38,567)	313,580	7,153,493	761,010	52,231	–

Goldman Sachs High Yield Floating Rate Fund

	11	–	(11)	–	–	–	–	–	–

Goldman Sachs International Equity Dividend and Premium Fund

	74,303,481	835,365	(3,271,138)	(44,710)	4,172,229	75,995,227	10,673,487	826,177	–

Goldman Sachs International Small Cap Insights Fund

	13,071,257	413,123	(556,878)	38,754	884,476	13,850,732	1,105,406	413,123	–

Goldman Sachs MLP Energy Infrastructure Fund

	7,683,280	278,927	(609,189)	69,460	655,962	8,078,440	236,212	278,927	–

Goldman Sachs Small Cap Equity Insights Fund

	31,984,337	264,568	(1,157,790)	(20,305)	4,134,693	35,205,503	1,263,658	264,568	–

Total	$408,312,475	$39,424,964	$(38,465,090)	$301,776	$19,288,731	$428,862,856		$4,880,849	$10,909,889

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Emerging Markets Equity Insights Fund

	91,296,827	9,429,231	–	–	5,284,263	106,010,321	12,620,276	3,633,568	–

Goldman Sachs Energy Infrastructure Fund

	5,830,685	241,994	(2,834,780)	285,839	(243,630)	3,280,108	284,979	62,233	179,761

Goldman Sachs Financial Square Government Fund - Institutional Shares

	332,782,918	175,010,912	(226,683,025)	–	–	281,110,805	281,110,805	7,475,519	–

Goldman Sachs Global Infrastructure Fund

	56,092,075	8,701,033	–	–	2,241,400	67,034,508	5,549,214	884,551	–

Goldman Sachs Global Real Estate Securities Fund

	58,973,813	422,354	–	–	2,058,691	61,454,858	6,537,751	422,354	–

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs High Yield Floating Rate Fund

	$96	$–	$(96)	$2	$(2)	$–	–	$–	$–

Goldman Sachs International Small Cap Insights Fund

	114,966,780	3,633,578	–	–	8,252,657	126,853,015	10,123,944	3,633,579	–

Goldman Sachs International Tax-Managed Equity Fund

	641,006,954	15,845,051	–	–	64,616,292	721,468,297	58,560,738	15,845,051	–

Goldman Sachs MLP Energy Infrastructure Fund

	64,800,994	2,450,438	–	–	6,411,013	73,662,445	2,153,873	2,450,438	–

Goldman Sachs U.S. Tax-Managed Equity Fund

	2,226,048,617	64,299,223	(70,750,000)	4,116,793	343,628,469	2,567,343,102	61,878,600	13,023,838	–

Total	$3,591,799,759	$280,033,814	$(300,267,901)	$4,402,634	$432,249,153	$4,008,217,459		$47,431,131	$179,761

As of February 29, 2024, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs Small Cap Equity Insights Fund	8%	–%

Goldman Sachs U.S. Equity Dividend and Premium Fund	7	–

Goldman Sachs International Equity Dividend & Premium Fund	50	–

Goldman Sachs Global Real Estate Securities Fund	5	47

Goldman Sachs U.S. Tax-Managed Equity Fund	–	85

Goldman Sachs Emerging Markets Equity Insights Fund	–	6

Goldman Sachs International Tax-Managed Equity Fund	–	87

Goldman Sachs Global Infrastructure Fund	–	38

As of February 29, 2024, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Fund	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$16,828,160	$13,464,169

Tax-Advantaged Global Equity Portfolio	187,447,183	143,626,783

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year ended August 31, 2023, certain timing differences on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral/ Straddle Deferral)	$(551,327)	$(22,217,269)

As of February 29, 2024, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$317,399,161	$2,199,246,474

Gross unrealized gain	129,343,198	1,892,438,914

Gross unrealized loss	(15,955,544)	(64,797,047)

Net unrealized gain (loss)	$113,387,654	$1,827,641,867

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment companies.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk —The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

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8. OTHER RISKS ( continued )

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of February 29, 2024, the Enhanced Dividend Global Equity Portfolio invested 55.0% and 17.4% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 29, 2024, the Tax-Advantaged Global Equity Portfolio invested 62.6% and 17.6% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. OTHER RISKS (continued )

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the investment adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Cheryl K. Beebe, John G. Chou, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. Messrs. Chou and Wirth and Ms. Dowling were serving as Trustees of the Trust at the time of their nominations. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees (except Messrs. Chou and Wirth and Ms. Dowling) was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024. Each of Messrs. Chou and Wirth and Ms. Dowling was also elected at the meeting and continue to serve as Trustees of the Trust.

36

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,362	$29,606	21,808	$253,847

Reinvestment of distributions	7,074	86,724	19,989	226,667

Shares redeemed	(33,651)	(421,778)	(40,884)	(468,940)

	(24,215)	(305,448)	913	11,574

Institutional Shares

Shares sold	37,237	467,851	32,705	386,316

Reinvestment of distributions	22,560	280,261	69,633	799,858

Shares redeemed	(33,416)	(412,717)	(168,784)	(2,036,212)

	26,381	335,395	(66,446)	(850,038)

Class R6 Shares

Shares sold	—	—	—	—

Reinvestment of distributions	38	477	104	1,187

Shares redeemed	—	—	—	—

	38	477	104	1,187

Class P Shares

Shares sold	994,463	12,446,600	2,778,209	32,580,380

Reinvestment of distributions	1,096,121	13,574,689	3,110,946	35,644,919

Shares redeemed	(2,099,792)	(26,323,140)	(5,518,639)	(65,675,125)

	(9,208)	(301,851)	370,516	2,550,175

NET INCREASE (DECREASE) IN SHARES	(7,004)	$(271,427)	305,087	$1,712,897

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,105	$23,078	901	$17,479

Reinvestment of distributions	297	6,378	897	16,527

Shares redeemed	(402)	(8,155)	(210)	(3,930)

	1,000	21,301	1,588	30,076

Institutional Shares

Shares sold	21,808	465,153	46,999	891,161

Reinvestment of distributions	25,156	544,637	69,750	1,295,041

Shares redeemed	(118,386)	(2,549,160)	(148,844)	(2,866,723)

	(71,422)	(1,539,370)	(32,095)	(680,521)

37

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued )

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	—	$—	—	$—

Reinvestment of distributions	5,440	116,091	14,334	262,392

Shares redeemed	(1,510)	(32,328)	(52,432)	(930,710)

	3,930	83,763	(38,098)	(668,318)

Class P Shares

Shares sold	5,732,024	120,091,814	14,283,357	269,442,764

Reinvestment of distributions	2,342,330	49,985,320	6,216,591	113,797,474

Shares redeemed	(7,244,014)	(151,459,580)	(16,243,212)	(306,506,247)

	830,340	18,617,554	4,256,736	76,733,992

NET INCREASE IN SHARES	763,848	$17,183,248	4,188,131	$75,415,228

38

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, and Lawrence W. Stranghoener were elected to the Trust’s Board of Trustees. In addition, at the Meeting, John G. Chou, Eileen H. Dowling, and Paul C. Wirth, each of whom was previously appointed to the Trust’s Board of Trustees rather than elected by shareholders, were elected. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal
Election of Trustees	For	Withheld

Cheryl K. Beebe	169,452,067,796	5,900,273,020

John G. Chou	173,279,757,273	2,072,583,543

Eileen H. Dowling	173,287,456,218	2,064,884,598

Lawrence Hughes	173,486,691,901	1,865,648,915

John F. Killian	173,511,167,174	1,841,173,642

Steven D. Krichmar	173,484,256,228	1,868,084,588

Michael Latham	173,498,020,286	1,854,320,530

Lawrence W. Stranghoener	173,455,949,165	1,896,391,651

Paul C. Wirth	173,324,070,424	2,028,270,391

39

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

40

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Fund Expenses — Six Month ended February 29, 2024 (Unaudited)

As a shareholder of Class A, Institutional, Class R6 or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class R6 and Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*
Class A Actual Hypothetical 5% return	$1,000.00 1,000.00	$1,087.30 1,022.33	+	$2.65 2.56	$1,000.00 1,000.00	$1,130.00 1,022.13	+	$2.91 2.77
Institutional Actual Hypothetical 5% return	1,000.00 1,000.00	1,088.70 1,023.92	+	0.99 0.96	1,000.00 1,000.00	1,140.00 1,023.92	+	1.01 0.96
Class R6 Actual Hypothetical 5% return	1,000.00 1,000.00	1,089.00 1,024.02	+	0.88 0.86	1,000.00 1,000.00	1,140.00 1,023.97	+	0.96 0.91
Class P Actual Hypothetical 5% return	1,000.00 1,000.00	1,089.10 1,023.97	+	0.93 0.91	1,000.00 1,000.00	1,140.00 1,023.97	+	0.96 0.91

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Portfolio’s annualized net expense ratio (excluding proxy fee which is not annualized) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class R6
Enhanced Dividend Global Equity Portfolio	0.51%	0.19%	0.17%
Tax-Advantaged Global Equity Portfolio	0.55	0.19	0.18

The annualized net expense ratios for the period were as follows:
Portfolio			Class P
Enhanced Dividend Global Equity Portfolio			0.18%
Tax-Advantaged Global Equity Portfolio			0.18

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FUNDS PROFILE

Goldman Sachs Funds February 29, 2024

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

■	Financial Square Treasury Solutions Fund[1]
■	Financial Square Government Fund[1]
■	Financial Square Money Market Fund[2]
■	Financial Square Prime Obligations Fund[2]
■	Financial Square Treasury Instruments Fund[1]
■	Financial Square Treasury Obligations Fund[1]
■	Financial Square Federal Instruments Fund[1]

Investor FundsSM

■	Investor Money Market Fund[3]
■	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	Short-Term Conservative Income Fund
■	Short Duration Government Fund
■	Short Duration Bond Fund
■	Government Income Fund
■	Inflation Protected Securities Fund
■	U.S. Mortgages Fund

Multi-Sector

■	Bond Fund
■	Core Fixed Income Fund
■	Global Core Fixed Income Fund

■ Income Fund

■	Strategic Income Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Dynamic Municipal Income Fund
■	Short Duration Tax-Free Fund
■	Municipal Income Completion Fund

Single Sector

■	Investment Grade Credit Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Emerging Markets Credit Fund[4]

Fixed Income Alternatives

■	Short Duration High Yield Fund[5]

Fundamental Equity

■	Equity Income Fund
■	Small Cap Growth Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Focused Value Fund
■	Large Cap Core Fund
■	Strategic Growth Fund
■	Small/Mid Cap Growth Fund
■	Enhanced Core Equity Fund[6]
■	Concentrated Growth Fund
■	Technology Opportunities Fund
■	Mid Cap Growth Fund
■	Rising Dividend Growth Fund
■	U.S. Equity ESG Fund
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund
■	International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	International Equity Income Fund
■	International Equity ESG Fund
■	China Equity Fund
■	Emerging Markets Equity Fund
■	Emerging Markets Equity ex. China Fund
■	ESG Emerging Markets Equity Fund

Alternative

■	Clean Energy Income Fund
■	Real Estate Securities Fund
■	Commodity Strategy Fund
■	Global Real Estate Securities Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Energy Infrastructure Fund
■	Multi-Strategy Alternatives Fund[7]
■	Global Infrastructure Fund

Total Portfolio Solutions

■	Global Managed Beta Fund
■	Multi-Manager Non-Core Fixed Income Fund
■	Multi-Manager Global Equity Fund
■	Multi-Manager International Equity Fund
■	Tactical Tilt Overlay Fund
■	Balanced Strategy Portfolio
■	Multi-Manager U.S. Small Cap Equity Fund
■	Multi-Manager Real Assets Strategy Fund
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Dynamic Global Equity Fund
■	Enhanced Dividend Global Equity Portfolio
■	Tax-Advantaged Global Equity Portfolio
■	Strategic Factor Allocation Fund
■	Strategic Volatility Premium Fund
■	GQG Partners International
Opportunities Fund

1 You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

4 Effective after the close of business on October 31, 2023, the Goldman Sachs Local Emerging Markets Debt Fund was renamed the Goldman Sachs Emerging Markets Credit Fund.

5 Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.

6 Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.

7 Effective after the close of business on September 22, 2023, the Goldman Sachs Multi-Manager Alternatives Fund was renamed the Goldman Sachs Multi-Strategy Alternatives Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our exchange-traded funds.

45

Goldman Sachs Funds
Semi-Annual Report
February 29, 2024
Allocation Funds
Global Managed Beta Fund Strategic Factor Allocation Fund Strategic Volatility Premium Fund Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

∎	GLOBAL MANAGED BETA FUND

∎	STRATEGIC FACTOR ALLOCATION FUND

∎	STRATEGIC VOLATILITY PREMIUM FUND

∎	TACTICAL TILT OVERLAY FUND

Effective January 24, 2023, open-end mutual funds and exchange traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Allocation Funds

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Allocation Funds (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to Fund shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

∎

Global equity and fixed income markets broadly recorded positive returns during the Reporting Period, with central bank monetary policy, interest rate volatility and macroeconomic trends among the notable influences.

∎	U.S. equities outperformed non-U.S. developed markets stocks, which, in turn, outpaced emerging markets equities.

∎	Global bond yields fell during the Reporting Period, resulting in positive returns overall for global fixed income. As a reminder, bond prices usually move inversely with yields.

∎

As the Reporting Period began in September 2023, most asset classes posted losses, despite a relatively benign macroeconomic environment. Inflation data improved across major developed markets, leading central banks to signal they were likely at, or close to, their peak policy rates.

∎	Global equities produced negative returns during the month, with developed equity markets generally recording the weakest performance.

∎	Global bond yields rose amid significant interest rate volatility.

∎

The fourth calendar quarter was positive overall for most asset classes, which generally benefited from a backdrop of strong economic growth, resilient labor markets, subdued inflationary pressures across developed economies, and signals from major central banks regarding the end of their rate hiking cycles. There were tentative signs that the global manufacturing cycle was stabilizing, albeit at weak levels.

∎	Global equities, led by U.S. stocks, recorded significant gains during the fourth calendar quarter.

∎	Global bond yields rose in October but then fell significantly during November and December, leading to broadly positive returns for global fixed income markets during the fourth quarter overall.

∎

The performance of risk assets was rather mixed in January 2024 against a backdrop of strong U.S. economic data and ongoing disinflation across developed markets. The global manufacturing cycle continued to show signs of stabilization. Developed markets’ central banks indicated interest rate cuts were unlikely in the first calendar quarter but generally removed their hiking biases from policy statements and signaled they expected policy rates to end 2024 lower.

∎	Global equities recorded gains overall, with developed markets equities—especially the Japanese equity market—delivering positive returns. Emerging markets equities, however, posted a decline.

∎	In global fixed income, bond yields rose modestly, as developed markets’ central banks signaled interest rates were likely to remain higher for longer.

∎

February 2024 was a strong month for risk assets overall, as global manufacturing data continued to improve. In the U.S., inflation edged up, while economic growth remained solid, suggesting the Fed might delay its interest rate cuts.

∎	Global equities generated positive returns, with U.S. equities leading the advance.

∎	Interest rate volatility continued as markets pulled back expectations for the timing of central bank rate cuts, which drove down government bond yields.

1

Fund Changes and Highlights

Goldman Sachs Strategic Factor Allocation Fund

∎

At a meeting held on February 13-14, 2024, the Board of Trustees of Goldman Sachs Trust approved certain changes to the principal strategy of the Fund to enable it to invest in volatility index derivatives and authorized the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets.

∎	The wholly owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the Fund’s investment adviser.

∎	These changes and modifications took effect on March 31, 2024.

Goldman Sachs Strategic Volatility Premium Fund

∎

At a meeting held on February 13-14, 2024, the Board of Trustees of Goldman Sachs Trust approved certain changes to the principal strategy of the Fund to enable it to invest in volatility index derivatives and authorized the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets.

∎	The wholly owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the Fund’s investment adviser.

∎	These changes and modifications took effect on March 31, 2024.

2

PORTFOLIO RESULTS

Goldman Sachs Global Managed Beta Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023–February 29, 2024	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]

Institutional	10.70%	11.47%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,309 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2024, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Source: MSCI

3

FUND BASICS

FUND COMPOSITION *

Percentage of Net Assets

*

Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets (excluding investments in the securities lending reinvestment vehicle, if any). The investment in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets as of February 29, 2024 and 0.0% of the Fund’s net assets as of August 31, 2023. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

PORTFOLIO RESULTS

Goldman Sachs Strategic Factor Allocation Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023–February 29, 2024	Fund Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg U.S. Aggregate Bond Index[4]

Institutional	8.70%	8.08%	13.93%	2.35%

Class P	8.63	8.08	13.93	2.35

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.
[3]

The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/29/24+

Holding	% of Net Assets	Line of Business

Goldman Sachs Financial Square Government Fund — Institutional Shares	68.4%	Investment Companies

U.S. Treasury Bills 05/07/2024	8.6	U.S. Treasury Obligations

U.S. Treasury Bills 08/15/2024	7.9	U.S. Treasury Obligations

U.S. Treasury Bills 06/13/2024	4.0	U.S. Treasury Obligations

U.S. Treasury Bills 04/02/2024	1.8	U.S. Treasury Obligations

U.S. Treasury Bills 03/12/2024	1.8	U.S. Treasury Obligations

+

The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedules of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

PORTFOLIO RESULTS

Goldman Sachs Strategic Volatility Premium Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023–February 29, 2024	Fund Total Return (based on NAV)[1]	Bloomberg 1-5 Year U.S. Treasury Index[2]

Institutional	3.23%	2.35%

Class P	3.25	2.35

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

Bloomberg 1-5 Year Corporate Index: Measures the investment grade, fixed-rate, taxable corporate bond market with 1-5 year maturities. Bloomberg 1-5 Year Government/Credit Index: Is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/29/24 +

Holding	% of Net Assets	Line of Business

Goldman Sachs Financial Square Government Fund — Institutional Shares	60.3%	Investment Companies

U.S. Treasury Bills 05/07/2024	17.2	U.S. Treasury Obligations

U.S. Treasury Bills 08/15/2024	11.3	U.S. Treasury Obligations

U.S. Treasury Bills 06/13/2024	6.9	U.S. Treasury Obligations

+

The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedules of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

PORTFOLIO RESULTS

Goldman Sachs Tactical Tilt Overlay Fund

as of February 29, 2024

PERFORMANCE REVIEW

September 1, 2023–February 29, 2024	Fund Total Return (based on NAV)[1]	ICE® BofAML Three-Month U.S. Treasury-Bill Index[2]

Institutional	3.40%	2.69%

Class R6	3.43	2.69

Class P	3.43	2.69

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The ICE® BofAML® Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

FUND COMPOSITION *

Percentage of Net Assets

as of 2/29/24
as of 8/31/23
60%
50%
40%
30%
20%
10%
0%
53.8%
53.7%
26.4%
32.2%
12.0%
1.3%
1.8%
1.6%
1.7%
1.0%
1.5%
7.6%
Short-term Investments
Investment Companies
U.S. Treasury Obligations
Exchange Traded Funds
Corporate Obligations
Agency Debentures~

*

Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets (excluding investments in the securities lending reinvestment vehicle, if any). The investment in the securities lending reinvestment vehicle represented 0.0% of the Fund’s net assets as of February 29, 2024 and 0.1% of the Fund’s net assets as of August 31, 2023. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

~

“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 10.1%

Aerospace & Defense – 0.2%
1,234	Airbus SE	$204,176
551	Axon Enterprise, Inc.*	169,361
18,616	BAE Systems PLC	292,209
1,757	Boeing Co.*	357,936
482	Dassault Aviation SA	95,289
1,168	General Dynamics Corp.	319,156
411	HEICO Corp.	79,487
413	HEICO Corp. Class A	64,259
3,423	Howmet Aerospace, Inc.	227,801
822	Huntington Ingalls Industries, Inc.	239,712
1,317	Kongsberg Gruppen ASA	83,935
1,201	L3Harris Technologies, Inc.	254,204
2,307	Leonardo SpA	49,324
571	Lockheed Martin Corp.	244,525
13,098	Melrose Industries PLC	105,189
220	Northrop Grumman Corp.	101,424
287	Rheinmetall AG	131,692
34,744	Rolls-Royce Holdings PLC*	162,161
2,648	RTX Corp.	237,446
993	Saab AB Class B	78,282
1,104	Safran SA	231,498
13,709	Singapore Technologies Engineering Ltd.	40,588
4,351	Textron, Inc.	387,543
732	Thales SA	108,565
257	TransDigm Group, Inc.	302,679

		4,568,441

Air Freight & Logistics – 0.1%
3,450	CH Robinson Worldwide, Inc.	255,576
11,397	Deutsche Post AG	529,208
654	DSV AS	104,935
1,139	Expeditors International of Washington, Inc.	136,224
1,160	FedEx Corp.	288,805
2,574	NIPPON EXPRESS HOLDINGS, Inc.	136,079
716	United Parcel Service, Inc. Class B	106,154
2,397	Yamato Holdings Co. Ltd.	36,424

		1,593,405

Automobile Components – 0.0%
3,958	Aisin Corp.	149,475
940	Aptiv PLC*	74,720
6,528	BorgWarner, Inc.	203,217
2,435	Bridgestone Corp.	104,565
3,120	Cie Generale des Etablissements Michelin SCA	115,460
511	Continental AG	40,990
2,964	Denso Corp.	54,524
1,188	Lear Corp.	163,172

Shares	Description	Value

Common Stocks – (continued)

Automobile Components – (continued)
9,151	Sumitomo Electric Industries Ltd.	$135,880

		1,042,003

Automobiles – 0.1%
2,658	Bayerische Motoren Werke AG	314,410
560	Ferrari NV	236,355
8,541	Ford Motor Co.	106,250
1,142	General Motors Co.	46,799
30,966	Honda Motor Co. Ltd.	367,955
7,352	Isuzu Motors Ltd.	104,905
17,219	Mazda Motor Corp.	199,956
3,993	Mercedes-Benz Group AG	318,181
11,177	Nissan Motor Co. Ltd.	44,034
17,480	Stellantis NV	457,270
8,877	Subaru Corp.	200,849
6,445	Tesla, Inc.*	1,301,117
16,797	Toyota Motor Corp.	404,580
52,453	Volvo Car AB Class B*	191,801
4,563	Yamaha Motor Co. Ltd.	40,909

		4,335,371

Banks – 0.5%
7,686	ABN AMRO Bank NV(a)	123,737
13,897	AIB Group PLC	64,518
14,096	ANZ Group Holdings Ltd.	261,279
26,749	Banco Bilbao Vizcaya Argentaria SA	266,802
5,117	Banco BPM SpA	29,790
65,920	Banco Santander SA	274,721
5,538	Bank Hapoalim BM	53,047
14,802	Bank Leumi Le-Israel BM	124,110
18,726	Bank of America Corp.	646,421
5,985	Bank of Ireland Group PLC	52,267
1,831	Bank of Montreal	165,730
4,114	Bank of Nova Scotia	199,493
558	Banque Cantonale Vaudoise	66,879
44,042	Barclays PLC	92,048
3,274	BNP Paribas SA	196,505
76,370	BOC Hong Kong Holdings Ltd.	200,640
15,305	CaixaBank SA	69,235
3,758	Canadian Imperial Bank of Commerce	177,828
5,690	Chiba Bank Ltd.	46,340
8,721	Citigroup, Inc.	483,928
6,331	Citizens Financial Group, Inc.	198,730
4,901	Commerzbank AG	56,734
3,669	Commonwealth Bank of Australia	278,317
5,700	Concordia Financial Group Ltd.	28,898
11,764	Credit Agricole SA	159,553
4,322	Danske Bank AS	127,154

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
8,211	DBS Group Holdings Ltd.	$203,594
5,052	DNB Bank ASA	101,160
3,173	Erste Group Bank AG	126,867
3,853	Fifth Third Bancorp	132,312
3,628	FinecoBank Banca Fineco SpA	50,261
290	First Citizens BancShares, Inc. Class A	456,405
3,607	Hang Seng Bank Ltd.	41,099
46,625	HSBC Holdings PLC	362,918
12,593	Huntington Bancshares, Inc.	164,213
14,250	ING Groep NV	196,106
61,912	Intesa Sanpaolo SpA	197,153
10,673	Israel Discount Bank Ltd. Class A	55,685
8,792	Japan Post Bank Co. Ltd.	93,746
11,427	JPMorgan Chase & Co.	2,126,108
1,086	KBC Group NV	76,501
11,591	KeyCorp	165,404
226,641	Lloyds Banking Group PLC	134,007
1,138	M&T Bank Corp.	159,024
7,853	Mediobanca Banca di Credito Finanziario SpA	106,974
33,319	Mitsubishi UFJ Financial Group, Inc.	342,280
2,319	Mizrahi Tefahot Bank Ltd.	91,787
11,845	Mizuho Financial Group, Inc.	221,289
8,716	National Australia Bank Ltd.	193,662
2,335	National Bank of Canada	182,254
12,835	NatWest Group PLC	38,808
3,036	Nordea Bank Abp	36,950
28,973	Oversea-Chinese Banking Corp. Ltd.	279,848
1,254	PNC Financial Services Group, Inc.	184,589
7,179	Regions Financial Corp.	133,745
13,591	Resona Holdings, Inc.	74,174
4,048	Royal Bank of Canada	393,123
5,373	Shizuoka Financial Group, Inc.	52,593
6,726	Skandinaviska Enskilda Banken AB Class A	100,034
3,420	Societe Generale SA	83,057
8,661	Standard Chartered PLC	73,228
6,587	Sumitomo Mitsui Financial Group, Inc.	366,991
3,698	Sumitomo Mitsui Trust Holdings, Inc.	74,933
7,513	Svenska Handelsbanken AB Class A	89,854
5,691	Swedbank AB Class A	125,161
5,114	Toronto-Dominion Bank	307,070
6,438	Truist Financial Corp.	225,201
3,100	U.S. Bancorp	130,076
5,898	UniCredit SpA	197,551

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
8,335	United Overseas Bank Ltd.	$173,440
10,411	Wells Fargo & Co.	578,747
14,930	Westpac Banking Corp.	256,188

		14,400,874

Beverages – 0.1%
2,009	Anheuser-Busch InBev SA	121,425
3,945	Asahi Group Holdings Ltd.	135,146
1,373	Brown-Forman Corp. Class B	82,696
433	Carlsberg AS Class B	60,483
613	Celsius Holdings, Inc.*	50,033
6,581	Coca-Cola Co.	394,992
2,126	Coca-Cola Europacific Partners PLC	145,907
3,373	Coca-Cola HBC AG	105,147
591	Constellation Brands, Inc. Class A	146,875
7,824	Davide Campari-Milano NV	79,336
3,463	Diageo PLC	129,742
1,572	Heineken Holding NV	121,426
872	Heineken NV	80,565
3,319	Keurig Dr Pepper, Inc.	99,271
4,412	Kirin Holdings Co. Ltd.	61,336
7,183	Molson Coors Beverage Co. Class B	448,363
4,774	Monster Beverage Corp.*	282,143
5,681	PepsiCo, Inc.	939,297
446	Pernod Ricard SA	74,542
2,191	Suntory Beverage & Food Ltd.	71,947

		3,630,672

Biotechnology – 0.2%
7,234	AbbVie, Inc.	1,273,546
125	Alnylam Pharmaceuticals, Inc.*	18,886
1,327	Amgen, Inc.	363,372
1,261	Biogen, Inc.*	273,624
508	BioMarin Pharmaceutical, Inc.*	43,830
499	CSL Ltd.	92,896
1,435	Exact Sciences Corp.*	82,556
423	Genmab AS*	117,518
7,496	Gilead Sciences, Inc.	540,462
7,492	Incyte Corp.*	437,233
234	Moderna, Inc.*	21,584
536	Neurocrine Biosciences, Inc.*	69,894
541	Regeneron Pharmaceuticals, Inc.*	522,655
6,694	Swedish Orphan Biovitrum AB*	164,405
881	United Therapeutics Corp.*	198,789
1,224	Vertex Pharmaceuticals, Inc.*	514,986

		4,736,236

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – 0.3%
34,855	Amazon.com, Inc.*	$6,160,970
1,033	Canadian Tire Corp. Ltd. Class A	105,115
3,134	Dollarama, Inc.	242,425
5,390	eBay, Inc.	254,839
5,962	Etsy, Inc.*	427,416
148	MercadoLibre, Inc.*	236,104
3,609	Next PLC	379,444
1,048	Pan Pacific International Holdings Corp.	24,706
444	Prosus NV	12,968
13,597	Rakuten Group, Inc.*	74,525
8,490	Wesfarmers Ltd.	368,498

		8,287,010

Building Products – 0.1%
2,256	A O Smith Corp.	187,022
1,485	AGC, Inc.	53,102
357	Allegion PLC	45,650
1,075	Assa Abloy AB Class B	30,685
4,761	Builders FirstSource, Inc.*	929,252
543	Carlisle Cos., Inc.	190,050
2,904	Carrier Global Corp.	161,404
4,718	Cie de Saint-Gobain SA	363,713
191	Daikin Industries Ltd.	26,920
3,698	Fortune Brands Innovations, Inc.	300,795
384	Geberit AG	223,254
2,193	Johnson Controls International PLC	129,979
365	Kingspan Group PLC	33,007
772	Lennox International, Inc.	363,774
5,174	Masco Corp.	397,156
2,939	Owens Corning	440,204
1,148	Rockwool AS Class B	367,418
864	Trane Technologies PLC	243,622

		4,487,007

Capital Markets – 0.3%
8,970	3i Group PLC	280,250
1,332	Ameriprise Financial, Inc.	542,604
518	Amundi SA(a)	34,132
1,222	ARES Management Corp. Class A	162,074
700	ASX Ltd.	29,993
7,050	Bank of New York Mellon Corp.	395,434
161	BlackRock, Inc.	130,626
930	Blackstone, Inc.	118,873
813	Brookfield Asset Management Ltd. Class A	33,133
494	Brookfield Corp.	20,384
1,211	Cboe Global Markets, Inc.	232,512
2,522	Charles Schwab Corp.	168,419
1,180	CME Group, Inc.	260,013

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
720	Coinbase Global, Inc. Class A*	$146,563
12,889	Daiwa Securities Group, Inc.	95,027
18,324	Deutsche Bank AG	245,408
505	Deutsche Boerse AG	105,720
320	Euronext NV(a)	29,491
638	FactSet Research Systems, Inc.	295,126
6,711	Franklin Resources, Inc.	184,217
24,016	Hargreaves Lansdown PLC	221,336
2,318	Hong Kong Exchanges & Clearing Ltd.	71,391
1,077	IGM Financial, Inc.	28,291
1,621	Intercontinental Exchange, Inc.	224,379
2,716	Japan Exchange Group, Inc.	71,109
980	Julius Baer Group Ltd.	52,498
798	KKR & Co., Inc.	78,411
788	London Stock Exchange Group PLC	88,503
1,408	LPL Financial Holdings, Inc.	377,189
888	Macquarie Group Ltd.	112,758
90	MarketAxess Holdings, Inc.	19,207
1,444	Moody’s Corp.	547,882
4,469	Morgan Stanley	384,513
75	MSCI, Inc.	42,073
1,831	Nasdaq, Inc.	102,902
10,136	Nomura Holdings, Inc.	57,711
2,033	Northern Trust Corp.	166,970
475	Onex Corp.	35,374
148	Partners Group Holding AG	212,804
1,351	Raymond James Financial, Inc.	162,552
4,587	Robinhood Markets, Inc. Class A*	74,814
507	S&P Global, Inc.	217,189
1,726	SBI Holdings, Inc.	46,471
3,794	Schroders PLC	18,910
1,766	SEI Investments Co.	118,764
30,756	Singapore Exchange Ltd.	216,073
8,622	St. James’s Place PLC	54,899
3,875	State Street Corp.	285,704
917	T Rowe Price Group, Inc.	103,942
1,975	TMX Group Ltd.	51,807
1,382	Tradeweb Markets, Inc. Class A	146,243
12,686	UBS Group AG	362,208

		8,264,876

Chemicals – 0.2%
1,370	Air Liquide SA	278,456
378	Air Products & Chemicals, Inc.	88,467
893	Akzo Nobel NV	65,090
1,073	Arkema SA	111,219

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
4,536	Asahi Kasei Corp.	$31,561
977	BASF SE	49,765
750	Celanese Corp.	113,977
1,502	CF Industries Holdings, Inc.	121,241
2,453	Clariant AG*	30,380
1,226	Corteva, Inc.	65,616
754	Covestro AG*(a)	41,038
4,233	Dow, Inc.	236,540
585	DSM-Firmenich AG	62,694
987	DuPont de Nemours, Inc.	68,291
229	Eastman Chemical Co.	20,092
487	Ecolab, Inc.	109,497
184	EMS-Chemie Holding AG	128,402
4,347	Evonik Industries AG	80,242
11	Givaudan SA	46,155
8,551	ICL Group Ltd.	45,417
1,230	Linde PLC	552,049
2,029	LyondellBasell Industries NV Class A	203,468
33,126	Mitsubishi Chemical Group Corp.	190,088
6,623	Mosaic Co.	206,373
2,221	Nippon Sanso Holdings Corp.	64,417
264	Nitto Denko Corp.	24,273
357	Novozymes AS Class B	20,138
3,525	Nutrien Ltd.	183,997
4,799	Orica Ltd.	53,480
309	PPG Industries, Inc.	43,754
831	RPM International, Inc.	95,856
1,156	Sherwin-Williams Co.	383,827
3,434	Shin-Etsu Chemical Co. Ltd.	146,544
137	Sika AG	39,623
8,369	Sumitomo Chemical Co. Ltd.	16,921
1,504	Syensqo SA*	134,284
309	Symrise AG	31,621
6,885	Toray Industries, Inc.	31,767
1,830	Tosoh Corp.	24,937
2,009	Westlake Corp.	278,668
1,133	Yara International ASA	35,258

		4,555,483

Commerical Services & Supplies – 0.1%
10,790	Brambles Ltd.	105,947
822	Cintas Corp.	516,717
4,726	Copart, Inc.*	251,187
1,352	Element Fleet Management Corp.	22,564
1,120	Republic Services, Inc.	205,632
9,379	Rollins, Inc.	413,332
1,039	Secom Co. Ltd.	75,818
9,268	Securitas AB Class B	99,691
2,998	TOPPAN Holdings, Inc.	71,453
660	Veralto Corp.	57,037
659	Waste Connections, Inc.	109,684

Shares	Description	Value

Common Stocks – (continued)

Commerical Services & Supplies – (continued)
807	Waste Management, Inc.	$165,960

		2,095,022

Communications Equipment – 0.1%
1,021	Arista Networks, Inc.*	283,368
16,373	Cisco Systems, Inc.	791,962
1,010	F5, Inc.*	189,092
8,082	Juniper Networks, Inc.	299,277
837	Motorola Solutions, Inc.	276,537
6,152	Nokia OYJ	21,686
6,541	Telefonaktiebolaget LM Ericsson Class B	35,518

		1,897,440

Construction & Engineering – 0.1%
7,430	ACS Actividades de Construccion y Servicios SA	305,544
3,388	AECOM	300,956
2,584	Bouygues SA	102,186
2,402	Eiffage SA	261,573
2,377	Ferrovial SE	89,256
3,803	Kajima Corp.	70,605
12,099	Obayashi Corp.	117,136
827	Quanta Services, Inc.	199,729
10,291	Shimizu Corp.	59,692
380	Stantec, Inc.	31,729
2,676	Taisei Corp.	84,135
2,647	Vinci SA	339,192
3,004	WSP Global, Inc.	476,824

		2,438,557

Construction Materials – 0.0%
1,280	CRH PLC	106,612
2,013	Heidelberg Materials AG	195,460
3,822	Holcim AG	311,950
2,914	James Hardie Industries PLC*	115,264
279	Martin Marietta Materials, Inc.	161,181
753	Vulcan Materials Co.	200,185

		1,090,652

Consumer Finance – 0.1%
11,456	Ally Financial, Inc.	423,757
1,840	American Express Co.	403,733
3,363	Capital One Financial Corp.	462,782
4,234	Discover Financial Services	511,044
10,359	Synchrony Financial	427,827

		2,229,143

Consumer Staples Distribution & Retail – 0.3%
3,922	Aeon Co. Ltd.	93,645
19,151	Albertsons Cos., Inc. Class A	388,382
3,664	Alimentation Couche-Tard, Inc.	227,240
12,508	Carrefour SA	210,151

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
27,112	Coles Group Ltd.	$298,212
1,549	Costco Wholesale Corp.	1,152,286
1,125	Dollar General Corp.	163,474
1,919	Dollar Tree, Inc.*	281,479
13,353	Empire Co. Ltd. Class A	338,363
9,350	Endeavour Group Ltd.	33,472
1,837	George Weston Ltd.	240,611
11,665	HelloFresh SE*	161,926
94,961	J Sainsbury PLC	299,775
12,449	Jeronimo Martins SGPS SA	298,102
925	Kesko OYJ Class B	17,686
18,043	Koninklijke Ahold Delhaize NV	537,354
15,716	Kroger Co.	779,671
3,797	Loblaw Cos. Ltd.	404,670
8,468	MatsukiyoCocokara & Co.	140,426
1,273	Metro, Inc.	68,924
14,157	Seven & i Holdings Co. Ltd.	210,981
7,089	Sysco Corp.	573,996
2,799	Target Corp.	428,023
91,250	Tesco PLC	321,842
4,090	Walgreens Boots Alliance, Inc.	86,953
25,431	Walmart, Inc.	1,490,511
13,801	Woolworths Group Ltd.	292,962

		9,541,117

Containers & Packaging – 0.0%
6,148	Amcor PLC	55,701
290	Avery Dennison Corp.	62,794
268	Ball Corp.	17,157
591	CCL Industries, Inc. Class B	30,126
329	Crown Holdings, Inc.	25,208
2,174	International Paper Co.	76,873
565	Packaging Corp. of America	102,372
1,807	Smurfit Kappa Group PLC	77,230
5,822	Westrock Co.	263,679

		711,140

Distributors – 0.0%
93	D’ieteren Group	17,970
2,228	Genuine Parts Co.	332,551
7,972	LKQ Corp.	416,856
644	Pool Corp.	256,389

		1,023,766

Diversified Consumer Services – 0.0%
12,069	IDP Education Ltd.	149,917
2,938	Pearson PLC	35,716

		185,633

Diversified REITs – 0.0%
15	Daiwa House REIT Investment Corp.	24,460
9,861	GPT Group	27,889

Shares	Description	Value

Common Stocks – (continued)

Diversified REITs – (continued)
26	Nomura Real Estate Master Fund, Inc.	$25,841
22,092	Stockland	64,549
966	WP Carey, Inc.	54,415

		197,154

Diversified Telecommunication Services – 0.1%
31,356	AT&T, Inc.	530,857
646	BCE, Inc.	23,971
17,095	BT Group PLC	22,565
427	Cellnex Telecom SA*(a)	15,438
15,925	Deutsche Telekom AG	378,521
1,015	Elisa OYJ	45,714
37,703	HKT Trust & HKT Ltd.	45,970
4,199	Infrastrutture Wireless Italiane SpA(a)	46,510
30,934	Koninklijke KPN NV	113,078
14,835	Liberty Global Ltd. Class C*	275,189
262,250	Nippon Telegraph & Telephone Corp.	318,939
7,333	Orange SA	84,058
2,251	Quebecor, Inc. Class B	52,645
20,647	Singapore Telecommunications Ltd.	36,083
25,800	Spark New Zealand Ltd.	79,641
209	Swisscom AG	119,460
66,575	Telefonica SA	273,129
6,273	Telenor ASA	68,628
32,052	Telia Co. AB	76,288
38,670	Telstra Group Ltd.	96,084
1,933	TELUS Corp.	33,713
11,442	Verizon Communications, Inc.	457,909

		3,194,390

Electric Utilities – 0.1%
174	Acciona SA	19,492
1,235	Alliant Energy Corp.	58,971
982	American Electric Power Co., Inc.	83,657
738	BKW AG	103,400
5,899	Chubu Electric Power Co., Inc.	73,420
3,877	CK Infrastructure Holdings Ltd.	22,762
8,127	CLP Holdings Ltd.	67,634
1,201	Constellation Energy Corp.	202,309
1,110	Duke Energy Corp.	101,931
1,262	Edison International	85,841
7,848	EDP - Energias de Portugal SA	31,254
216	Elia Group SA	24,027
688	Emera, Inc.	24,131
2,462	Endesa SA	44,341
26,926	Enel SpA	171,331
689	Entergy Corp.	69,982

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
1,289	Evergy, Inc.	$63,857
943	Eversource Energy	55,354
1,954	Exelon Corp.	70,031
1,919	FirstEnergy Corp.	70,255
1,663	Fortis, Inc.	64,123
4,022	Fortum OYJ	50,267
2,391	Hydro One Ltd.(a)	71,264
17,325	Iberdrola SA	198,980
9,317	Kansai Electric Power Co., Inc.	119,154
1,916	NextEra Energy, Inc.	105,744
1,038	NRG Energy, Inc.	57,422
5,232	Origin Energy Ltd.	30,565
10,321	PG&E Corp.	172,258
7,944	Power Assets Holdings Ltd.	47,673
2,923	PPL Corp.	77,080
3,207	Redeia Corp. SA	51,025
1,941	Southern Co.	130,532
3,352	SSE PLC	68,892
5,040	Terna - Rete Elettrica Nazionale	39,483
1,217	Xcel Energy, Inc.	64,124

		2,792,566

Electrical Equipment – 0.1%
4,207	ABB Ltd.	194,121
908	AMETEK, Inc.	163,603
1,320	Eaton Corp. PLC	381,480
1,273	Emerson Electric Co.	136,020
381	Hubbell, Inc.	145,035
1,012	Legrand SA	102,497
7,512	Mitsubishi Electric Corp.	119,651
2,300	Prysmian SpA	114,783
259	Rockwell Automation, Inc.	73,836
1,034	Schneider Electric SE	235,020
15,376	Siemens Energy AG*	236,121
2,036	Vertiv Holdings Co.	137,674

		2,039,841

Electronic Equipment, Instruments & Components – 0.1%
1,711	Amphenol Corp. Class A	186,910
496	Azbil Corp.	14,576
976	CDW Corp.	240,301
3,680	Corning, Inc.	118,643
832	Halma PLC	24,229
640	Hamamatsu Photonics KK	23,009
1,560	Hexagon AB Class B	18,300
200	Hirose Electric Co. Ltd.	21,285
2,925	Jabil, Inc.	421,463
233	Keyence Corp.	109,197
1,440	Keysight Technologies, Inc.*	222,192
3,204	Kyocera Corp.	47,286
1,578	Murata Manufacturing Co. Ltd.	31,800
626	Omron Corp.	23,276

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
995	TE Connectivity Ltd.	$142,842
283	Teledyne Technologies, Inc.*	120,917
899	Trimble, Inc.*	55,010
1,037	Yokogawa Electric Corp.	21,951
391	Zebra Technologies Corp. Class A*	109,277

		1,952,464

Energy Equipment & Services – 0.0%
4,052	Baker Hughes Co.	119,899
2,273	Halliburton Co.	79,714
3,836	Schlumberger NV	185,394
7,488	Tenaris SA	132,998

		518,005

Entertainment – 0.1%
27,581	Bollore SE	189,143
5,122	Capcom Co. Ltd.	206,830
2,154	Electronic Arts, Inc.	300,440
1,313	Liberty Media Corp.-Liberty Formula One Class C*	95,534
1,232	Live Nation Entertainment, Inc.*	119,479
1,042	Netflix, Inc.*	628,243
2,411	Nintendo Co. Ltd.	134,727
1,223	ROBLOX Corp. Class A*	48,798
277	Roku, Inc.*	17,501
1,496	Square Enix Holdings Co. Ltd.	63,379
719	Take-Two Interactive Software, Inc.*	105,643
815	Toho Co. Ltd.	26,450
1,222	Universal Music Group NV	36,893
3,116	Walt Disney Co.	347,683
32,554	Warner Bros Discovery, Inc.*	286,150

		2,606,893

Financial Services – 0.3%
2,108	Apollo Global Management, Inc.	235,674
4,913	Berkshire Hathaway, Inc. Class B*	2,011,382
1,670	Edenred SE	82,638
17,051	Equitable Holdings, Inc.	583,826
3,157	Eurazeo SE	267,084
2,823	EXOR NV	304,929
318	Fidelity National Information Services, Inc.	22,002
1,922	Fiserv, Inc.*	286,897
766	FleetCor Technologies, Inc.*	213,921
270	Global Payments, Inc.	35,019
1,249	Groupe Bruxelles Lambert NV	93,935
3,621	Industrivarden AB Class A	123,615
3,953	Industrivarden AB Class C	134,572
9,968	Investor AB Class B	250,787

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
593	Jack Henry & Associates, Inc.	$103,046
766	L E Lundbergforetagen AB Class B	41,666
3,180	Mastercard, Inc. Class A	1,509,737
17,480	Mitsubishi HC Capital, Inc.	120,784
4,094	ORIX Corp.	86,017
545	PayPal Holdings, Inc.*	32,885
2,692	Toast, Inc. Class A*	61,916
5,532	Visa, Inc. Class A	1,563,564
5,171	Washington H Soul Pattinson & Co. Ltd.	116,320
6,626	Wise PLC Class A*	76,976
3,659	Worldline SA*(a)	42,122

		8,401,314

Food Products – 0.1%
3,853	Ajinomoto Co., Inc.	141,718
2,903	Archer-Daniels-Midland Co.	154,178
4,312	Associated British Foods PLC	124,082
36	Barry Callebaut AG	50,574
511	Bunge Global SA	48,223
1,923	Campbell Soup Co.	81,997
7	Chocoladefabriken Lindt & Spruengli AG	85,663
3,366	Conagra Brands, Inc.	94,517
2,130	Danone SA	135,918
1,973	Darling Ingredients, Inc.*	83,478
2,625	General Mills, Inc.	168,473
1,246	Hershey Co.	234,148
2,561	Hormel Foods Corp.	90,455
1,716	J M Smucker Co.	206,212
3,735	JDE Peet’s NV	85,338
1,627	Kellanova	89,729
253	Kerry Group PLC Class A	22,216
531	Kikkoman Corp.	34,781
6,058	Kraft Heinz Co.	213,726
1,855	Lamb Weston Holdings, Inc.	189,600
957	McCormick & Co., Inc.	65,899
1,940	MEIJI Holdings Co. Ltd.	43,659
4,850	Mondelez International, Inc. Class A	354,390
5,662	Nestle SA	587,247
2,685	Nissin Foods Holdings Co. Ltd.	78,263
5,489	Orkla ASA	39,350
845	Salmar ASA	53,666
2,991	Saputo, Inc.	60,849
3,643	Tyson Foods, Inc. Class A	197,596
421,917	WH Group Ltd.(a)	253,553
69,845	Wilmar International Ltd.	172,489
1,972	Yakult Honsha Co. Ltd.	42,494

		4,284,481

Gas Utilities – 0.0%
2,241	AltaGas Ltd.	48,035

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – (continued)
5,034	APA Group	$25,700
651	Atmos Energy Corp.	73,504
2,429	Enagas SA	35,082
47,777	Hong Kong & China Gas Co. Ltd.	36,837
4,932	Naturgy Energy Group SA	116,771
3,938	Osaka Gas Co. Ltd.	78,589
8,515	Snam SpA	39,778
8,789	Tokyo Gas Co. Ltd.	192,375

		646,671

Ground Transportation – 0.1%
13,874	Aurizon Holdings Ltd.	34,386
614	Canadian National Railway Co.	79,612
815	Canadian Pacific Kansas City Ltd.	69,198
2,245	Central Japan Railway Co.	56,461
2,708	CSX Corp.	102,742
1,222	East Japan Railway Co.	72,295
1,964	Hankyu Hanshin Holdings, Inc.	56,637
203	JB Hunt Transport Services, Inc.	41,881
1,593	Keisei Electric Railway Co. Ltd.	74,427
2,734	Kintetsu Group Holdings Co. Ltd.	84,083
357	Knight-Swift Transportation Holdings, Inc.	20,113
12,599	MTR Corp. Ltd.	41,681
382	Norfolk Southern Corp.	96,791
447	Old Dominion Freight Line, Inc.	197,789
311	TFI International, Inc.	45,950
2,306	Tobu Railway Co. Ltd.	58,951
3,455	Tokyu Corp.	42,990
4,656	Uber Technologies, Inc.*	370,152
533	Union Pacific Corp.	135,217
680	West Japan Railway Co.	28,276

		1,709,632

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	427,934
456	Alcon, Inc.	38,882
412	Align Technology, Inc.*	124,597
1,170	Asahi Intecc Co. Ltd.	24,352
1,106	Baxter International, Inc.	45,258
713	Becton Dickinson & Co.	167,947
1,057	BioMerieux	115,540
5,525	Boston Scientific Corp.*	365,810
405	Carl Zeiss Meditec AG	49,734
1,430	Cochlear Ltd.	325,973
624	Coloplast AS Class B	82,888
1,060	Cooper Cos., Inc.	99,216

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
4,327	Demant AS*	$216,943
1,017	Dexcom, Inc.*	117,026
3,673	Edwards Lifesciences Corp.*	311,728
626	EssilorLuxottica SA	132,921
9,950	Fisher & Paykel Healthcare Corp. Ltd.	148,070
1,068	GE HealthCare Technologies, Inc.	97,487
1,296	Hologic, Inc.*	95,645
2,216	Hoya Corp.	289,270
1,124	IDEXX Laboratories, Inc.*	646,559
141	Insulet Corp.*	23,124
845	Intuitive Surgical, Inc.*	325,832
2,836	Koninklijke Philips NV	57,138
1,756	Medtronic PLC	146,380
6,374	Olympus Corp.	90,695
679	ResMed, Inc.	117,956
461	Siemens Healthineers AG*(a)	27,668
10,605	Smith & Nephew PLC	139,909
307	Sonova Holding AG	94,693
392	STERIS PLC	91,301
1,190	Straumann Holding AG	188,092
961	Stryker Corp.	335,456
1,698	Sysmex Corp.	95,351
157	Teleflex, Inc.	34,978
705	Terumo Corp.	27,468
917	Zimmer Biomet Holdings, Inc.	114,038

		5,833,859

Health Care Providers & Services – 0.2%
3,044	Cardinal Health, Inc.	340,867
1,793	Cencora, Inc.	422,431
5,121	Centene Corp.*	401,640
1,735	Cigna Group	583,203
6,589	CVS Health Corp.	490,024
1,814	DaVita, Inc.*	230,324
1,206	EBOS Group Ltd.	27,182
1,012	Elevance Health, Inc.	507,265
4,752	Fresenius Medical Care AG	182,253
6,150	Fresenius SE & Co. KGaA	172,232
817	HCA Healthcare, Inc.	254,659
3,162	Henry Schein, Inc.*	241,798
804	Humana, Inc.	281,657
1,128	Laboratory Corp. of America Holdings	243,456
1,166	McKesson Corp.	607,964
489	Molina Healthcare, Inc.*	192,622
838	Quest Diagnostics, Inc.	104,658
4,558	Sonic Healthcare Ltd.	88,451
3,315	UnitedHealth Group, Inc.	1,636,284
1,437	Universal Health Services, Inc. Class B	240,065

		7,249,035

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – 0.0%
1,735	Healthpeak Properties, Inc.	$29,062
852	Ventas, Inc.	36,031
1,263	Welltower, Inc.	116,398

		181,491

Health Care Technology* – 0.0%
580	Contra Abiomed, Inc.(b)	591
313	Veeva Systems, Inc. Class A	70,585

		71,176

Hotel & Resort REITs – 0.0%
14,795	Host Hotels & Resorts, Inc.	306,848

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	83,487
764	Airbnb, Inc. Class A*	120,307
1,241	Amadeus IT Group SA	73,416
3,089	Aristocrat Leisure Ltd.	93,854
252	Booking Holdings, Inc.*	874,145
4,115	Caesars Entertainment, Inc.*	178,879
7,080	Carnival Corp.*	112,289
89	Chipotle Mexican Grill, Inc.*	239,301
7,342	Compass Group PLC	201,454
1,302	Darden Restaurants, Inc.	222,264
1,090	Domino’s Pizza, Inc.	488,702
1,125	DoorDash, Inc. Class A*	140,141
3,786	DraftKings, Inc. Class A*	164,010
3,490	Entain PLC	40,272
493	Evolution AB(a)	63,865
2,005	Expedia Group, Inc.*	274,324
313	Flutter Entertainment PLC*	67,775
103,247	Genting Singapore Ltd.	69,870
1,009	Hilton Worldwide Holdings, Inc.	206,159
817	Hyatt Hotels Corp. Class A	125,483
1,254	InterContinental Hotels Group PLC	133,166
6,968	La Francaise des Jeux SAEM(a)	291,975
1,796	Las Vegas Sands Corp.	97,918
107,189	Lottery Corp. Ltd.	354,661
1,008	Marriott International, Inc. Class A	251,869
1,889	McDonald’s Corp.	552,117
2,285	McDonald’s Holdings Co. Japan Ltd.	106,275
6,047	MGM Resorts International*	261,714
3,495	Oriental Land Co. Ltd.	125,262
562	Restaurant Brands International, Inc.	43,638
1,565	Royal Caribbean Cruises Ltd.*	193,043
490	Sodexo SA	39,059
2,809	Starbucks Corp.	266,574
237	Vail Resorts, Inc.	54,583
1,802	Whitbread PLC	75,270

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
1,102	Wynn Resorts Ltd.	$115,930
4,031	Yum! Brands, Inc.	557,971
6,006	Zensho Holdings Co. Ltd.	263,009

		7,624,031

Household Durables – 0.1%
23,110	Barratt Developments PLC	136,351
2,865	Berkeley Group Holdings PLC	168,328
2,646	DR Horton, Inc.	395,418
1,169	Garmin Ltd.	160,562
2,465	Iida Group Holdings Co. Ltd.	31,808
3,537	Lennar Corp. Class A	560,650
38	NVR, Inc.*	289,772
16,986	Panasonic Holdings Corp.	160,579
4,138	PulteGroup, Inc.	448,477
1,672	SEB SA	198,145
4,571	Sekisui Chemical Co. Ltd.	64,449
4,687	Sekisui House Ltd.	104,406
1,454	Sony Group Corp.	125,259
14,283	Taylor Wimpey PLC	24,892

		2,869,096

Household Products – 0.1%
2,035	Church & Dwight Co., Inc.	203,744
1,821	Clorox Co.	279,178
7,477	Colgate-Palmolive Co.	646,910
4,218	Essity AB Class B	98,347
1,009	Henkel AG & Co. KGaA	68,074
1,673	Kimberly-Clark Corp.	202,717
6,905	Procter & Gamble Co.	1,097,481
1,266	Reckitt Benckiser Group PLC	79,989
1,146	Unicharm Corp.	38,005

		2,714,445

Independent Power and Renewable Electricity Producers – 0.0%
1,673	Brookfield Renewable Corp. Class A	39,719
700	Corp. ACCIONA Energias Renovables SA	14,473
3,883	Northland Power, Inc.	65,806
1,378	RWE AG	46,159
20,009	Vistra Corp.	1,091,291

		1,257,448

Industrial Conglomerates – 0.1%
990	3M Co.	91,199
44,997	CK Hutchison Holdings Ltd.	227,283
3,762	DCC PLC	267,375
4,650	General Electric Co.	729,539
195	Hikari Tsushin, Inc.	35,307
3,116	Hitachi Ltd.	263,989
845	Honeywell International, Inc.	167,927
9,525	Jardine Cycle & Carriage Ltd.	180,561

Shares	Description	Value

Common Stocks – (continued)

Industrial Conglomerates – (continued)
5,354	Jardine Matheson Holdings Ltd.	$224,786
14,893	Keppel Ltd.	80,311
1,938	Siemens AG	383,664
3,492	Smiths Group PLC	71,095

		2,723,036

Industrial REITs – 0.0%
21	GLP J-Reit	16,661
2,350	Goodman Group	45,749
13	Nippon Prologis REIT, Inc.	21,750
758	Prologis, Inc.	101,018

		185,178

Insurance – 0.4%
6,908	Admiral Group PLC	233,085
3,927	Aflac, Inc.	317,066
4,072	Ageas SA	173,058
11,216	AIA Group Ltd.	90,414
1,566	Allianz SE	430,110
647	Allstate Corp.	103,209
1,081	American Financial Group, Inc.	138,011
5,048	American International Group, Inc.	367,949
935	Aon PLC Class A	295,451
3,046	Arch Capital Group Ltd.*	266,799
1,091	Arthur J Gallagher & Co.	266,128
1,055	ASR Nederland NV	48,693
16,171	Assicurazioni Generali SpA	383,560
525	Assurant, Inc.	95,261
6,106	Aviva PLC	34,488
8,499	AXA SA	302,580
842	Baloise Holding AG	135,857
2,159	Brown & Brown, Inc.	181,809
1,326	Chubb Ltd.	333,714
429	Cincinnati Financial Corp.	48,906
2,532	Dai-ichi Life Holdings, Inc.	57,639
440	Erie Indemnity Co. Class A	179,027
612	Everest Group Ltd.	225,755
254	Fairfax Financial Holdings Ltd.	271,114
3,596	Fidelity National Financial, Inc.	181,886
4,181	Gjensidige Forsikring ASA	66,052
1,265	Globe Life, Inc.	160,566
4,402	Great-West Lifeco, Inc.	135,581
548	Hannover Rueck SE	140,676
2,895	Hartford Financial Services Group, Inc.	277,457
1,032	Helvetia Holding AG	145,818
2,804	iA Financial Corp., Inc.	173,882
25,844	Insurance Australia Group Ltd.	104,324
739	Intact Financial Corp.	122,888

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
16,408	Japan Post Holdings Co. Ltd.	$158,357
6,211	Japan Post Insurance Co. Ltd.	114,470
53,950	Legal & General Group PLC	165,413
4,070	Loews Corp.	305,779
10,513	Manulife Financial Corp.	249,511
171	Markel Group, Inc.*	255,214
2,301	Marsh & McLennan Cos., Inc.	465,423
17,262	Medibank Pvt Ltd.	40,341
3,382	MetLife, Inc.	235,861
2,143	MS&AD Insurance Group Holdings, Inc.	107,090
669	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	311,468
5,366	Phoenix Group Holdings PLC	33,795
19,888	Poste Italiane SpA(a)	233,273
8,066	Power Corp. of Canada	233,038
4,489	Principal Financial Group, Inc.	362,981
1,774	Progressive Corp.	336,279
1,665	Prudential Financial, Inc.	181,468
2,441	Prudential PLC	24,051
10,753	QBE Insurance Group Ltd.	121,025
1,360	Sampo OYJ Class A	60,856
1,102	Sompo Holdings, Inc.	64,606
2,152	Sun Life Financial, Inc.	114,296
19,612	Suncorp Group Ltd.	195,317
264	Swiss Life Holding AG	191,901
733	Swiss Re AG	88,469
3,106	T&D Holdings, Inc.	54,058
2,431	Talanx AG	173,527
4,749	Tokio Marine Holdings, Inc.	138,750
952	Travelers Cos., Inc.	210,354
3,375	Tryg AS	71,773
1,527	W R Berkley Corp.	127,657
505	Willis Towers Watson PLC	137,668
358	Zurich Insurance Group AG	190,467

		12,243,349

Interactive Media & Services – 0.4%
20,125	Alphabet, Inc. Class C*	2,813,072
22,500	Alphabet, Inc. Class A*	3,115,350
45,384	Auto Trader Group PLC(a)	424,967
5,239	Match Group, Inc.*	188,814
8,659	Meta Platforms, Inc. Class A	4,244,036
12,862	Pinterest, Inc. Class A*	472,035
1,110	REA Group Ltd.	140,381
5,944	Snap, Inc. Class A*	65,503

		11,464,158

IT Services – 0.2%
2,548	Accenture PLC Class A	954,939
2,781	Akamai Technologies, Inc.*	308,468
1,649	Bechtle AG	85,080
933	Capgemini SE	226,946

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
2,427	CGI, Inc.*	$278,654
879	Cloudflare, Inc. Class A*	86,617
7,159	Cognizant Technology Solutions Corp. Class A	565,704
749	EPAM Systems, Inc.*	227,996
682	Fujitsu Ltd.	106,578
1,166	Gartner, Inc.*	542,843
4,399	GoDaddy, Inc. Class A*	502,146
4,968	International Business Machines Corp.	919,229
201	MongoDB, Inc.*	89,964
2,626	NEC Corp.	177,248
2,855	Okta, Inc.*	306,341
1,374	Otsuka Corp.	60,417
1,214	SCSK Corp.	22,392
1,360	Shopify, Inc. Class A*	103,908
448	Snowflake, Inc. Class A*	84,349
1,185	TIS, Inc.	26,744
881	Twilio, Inc. Class A*	52,499
2,388	VeriSign, Inc.*	466,352
1,443	Wix.com Ltd.*	202,280

		6,397,694

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	63,604
1,215	BRP, Inc.	80,197
410	Hasbro, Inc.	20,619
170	Shimano, Inc.	23,545

		187,965

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	141,343
12,301	Avantor, Inc.*	303,097
112	Bio-Rad Laboratories, Inc. Class A*	36,498
380	Bio-Techne Corp.	27,957
509	Charles River Laboratories International, Inc.*	129,383
1,433	Danaher Corp.	362,750
692	Eurofins Scientific SE	41,356
719	IQVIA Holdings, Inc.*	177,708
378	Mettler-Toledo International, Inc.*	471,449
1,458	Qiagen NV*	62,339
394	Revvity, Inc.	43,178
806	Thermo Fisher Scientific, Inc.	459,565
844	Waters Corp.*	284,782
349	West Pharmaceutical Services, Inc.	125,068

		2,666,473

Machinery – 0.2%
1,239	Alfa Laval AB	46,650
5,204	Atlas Copco AB Class A	90,405
2,470	Atlas Copco AB Class B	36,979

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
1,395	Caterpillar, Inc.	$465,874
676	Cummins, Inc.	181,580
1,386	Daimler Truck Holding AG	56,624
669	Deere & Co.	244,218
659	Dover Corp.	108,985
1,651	Epiroc AB Class A	29,969
1,494	Epiroc AB Class B	24,653
2,000	Fortive Corp.	170,260
1,223	GEA Group AG	49,332
2,093	Graco, Inc.	191,007
1,571	Hoshizaki Corp.	53,624
4,180	Husqvarna AB Class B	32,285
306	IDEX Corp.	72,185
1,534	Illinois Tool Works, Inc.	402,138
2,074	Ingersoll Rand, Inc.	189,418
2,194	Knorr-Bremse AG	153,602
3,086	Komatsu Ltd.	89,581
444	Kone OYJ Class B	21,739
1,258	Kubota Corp.	18,463
4,603	MISUMI Group, Inc.	70,353
1,496	Mitsubishi Heavy Industries Ltd.	118,404
396	Nordson Corp.	105,197
2,581	Otis Worldwide Corp.	245,969
3,196	PACCAR, Inc.	354,404
584	Parker-Hannifin Corp.	312,703
1,571	Pentair PLC	122,208
370	Rational AG	304,466
2,893	Sandvik AB	65,143
325	Schindler Holding AG	84,211
1,107,596	Seatrium Ltd.*	74,267
1,366	Snap-on, Inc.	376,552
10,758	Techtronic Industries Co. Ltd.	116,060
2,687	Toro Co.	248,037
626	Toyota Industries Corp.	62,376
343	VAT Group AG(a)	172,169
6,511	Volvo AB Class B	179,401
3,885	Volvo AB Class A	108,405
2,010	Westinghouse Air Brake Technologies Corp.	283,993
683	Xylem, Inc.	86,775
676	Yaskawa Electric Corp.	27,708

		6,248,372

Marine Transportation – 0.0%
167	AP Moller - Maersk AS Class B	236,997
168	AP Moller - Maersk AS Class A	228,206
3,113	Kawasaki Kisen Kaisha Ltd.	148,587
1,082	Kuehne & Nagel International AG	364,294
3,841	Mitsui OSK Lines Ltd.	131,539
6,555	Nippon Yusen KK	208,753

Shares	Description	Value

Common Stocks – (continued)

Marine Transportation – (continued)
44,150	SITC International Holdings Co. Ltd.	$72,698

		1,391,074

Media – 0.1%
340	Charter Communications, Inc. Class A*	99,936
17,047	Comcast Corp. Class A	730,464
2,322	Dentsu Group, Inc.	64,333
10,009	Fox Corp. Class A	298,168
10,603	Fox Corp. Class B	290,310
12,824	Informa PLC	131,483
4,700	Interpublic Group of Cos., Inc.	147,580
376	Liberty Broadband Corp. Class C*	22,628
14,800	Liberty Media Corp.-Liberty SiriusXM Class C*	428,904
11,049	News Corp. Class A	296,997
2,289	Omnicom Group, Inc.	202,325
1,524	Paramount Global Class B	16,825
1,842	Publicis Groupe SA	194,894
30,616	Sirius XM Holdings, Inc.	135,323
814	Trade Desk, Inc. Class A*	69,540
4,356	Vivendi SE	48,677
13,713	WPP PLC	122,683

		3,301,070

Metals & Mining – 0.1%
7,927	ArcelorMittal SA	206,779
10,001	BHP Group Ltd.	286,692
21,056	BlueScope Steel Ltd.	313,113
18,943	Cleveland-Cliffs, Inc.*	394,014
11,709	Fortescue Ltd.	197,624
811	Freeport-McMoRan, Inc.	30,664
41,127	Glencore PLC	195,523
4,426	IGO Ltd.	22,829
14,609	JFE Holdings, Inc.	239,592
684	Newmont Corp.	21,375
8,691	Nippon Steel Corp.	215,673
8,806	Northern Star Resources Ltd.	73,201
2,290	Nucor Corp.	440,367
76,206	Pilbara Minerals Ltd.	208,103
1,235	Reliance, Inc.	396,707
2,775	Rio Tinto Ltd.	223,468
4,960	Rio Tinto PLC	318,186
2,624	Steel Dynamics, Inc.	351,143
6,534	voestalpine AG	178,506
619	Wheaton Precious Metals Corp.	25,510

		4,339,069

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
7,297	Annaly Capital Management, Inc.	139,300

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – 0.1%
879	Ameren Corp.	$62,576
1,051	Canadian Utilities Ltd. Class A	23,666
2,563	CenterPoint Energy, Inc.	70,483
143,605	Centrica PLC	228,485
1,222	CMS Energy Corp.	70,106
982	Consolidated Edison, Inc.	85,640
1,390	Dominion Energy, Inc.	66,484
697	DTE Energy Co.	75,520
18,601	E.ON SE	237,522
8,580	Engie SA	137,678
5,697	National Grid PLC	74,545
2,108	NiSource, Inc.	54,934
1,684	Public Service Enterprise Group, Inc.	105,082
30,974	Sembcorp Industries Ltd.	117,631
1,212	Sempra	85,567
2,959	Veolia Environnement SA	91,724
818	WEC Energy Group, Inc.	64,205

		1,651,848

Office REITs – 0.0%
705	Alexandria Real Estate Equities, Inc.	87,935
2,489	Boston Properties, Inc.	161,088
6,711	Dexus	32,138
6	Japan Real Estate Investment Corp.	21,628
6	Nippon Building Fund, Inc.	23,107

		325,896

Oil, Gas & Consumable Fuels – 0.4%
1,678	Aker BP ASA	40,731
5,581	Ampol Ltd.	143,068
2,465	APA Corp.	73,432
8,934	ARC Resources Ltd.	152,263
66,205	BP PLC	384,655
1,981	Cameco Corp.	80,282
2,926	Canadian Natural Resources Ltd.	203,827
14,069	Cenovus Energy, Inc.	245,170
936	Cheniere Energy, Inc.	145,267
3,060	Chesapeake Energy Corp.	253,307
5,278	Chevron Corp.	802,309
3,217	ConocoPhillips	362,041
3,399	Coterra Energy, Inc.	87,626
1,718	Devon Energy Corp.	75,695
722	Diamondback Energy, Inc.	131,779
1,896	Enbridge, Inc.	65,172
21,619	ENEOS Holdings, Inc.	93,277
18,914	Eni SpA	291,246
2,543	EOG Resources, Inc.	291,072
3,401	EQT Corp.	126,347
6,187	Equinor ASA	152,440
12,068	Exxon Mobil Corp.	1,261,347

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
5,305	Galp Energia SGPS SA	$83,478
701	Hess Corp.	102,171
2,983	HF Sinclair Corp.	165,557
10,345	Idemitsu Kosan Co. Ltd.	65,417
3,549	Imperial Oil Ltd.	222,069
15,883	Inpex Corp.	211,700
1,229	Keyera Corp.	30,237
10,803	Kinder Morgan, Inc.	187,864
5,321	Marathon Oil Corp.	129,034
3,111	Marathon Petroleum Corp.	526,475
3,000	MEG Energy Corp.*	64,215
4,774	Occidental Petroleum Corp.	289,352
2,636	OMV AG	116,158
1,887	ONEOK, Inc.	141,751
3,185	Ovintiv, Inc.	157,371
2,493	Parkland Corp.	79,742
1,692	Pembina Pipeline Corp.	58,883
3,254	Phillips 66	463,728
391	Pioneer Natural Resources Co.	91,959
12,779	Repsol SA	202,995
26,297	Santos Ltd.	121,085
22,726	Shell PLC	702,911
4,724	Suncor Energy, Inc.	162,311
1,354	Targa Resources Corp.	133,017
738	TC Energy Corp.	29,191
25	Texas Pacific Land Corp.	39,386
6,177	TotalEnergies SE	393,717
402	Tourmaline Oil Corp.	18,193
2,672	Valero Energy Corp.	377,981
3,706	Williams Cos., Inc.	133,194
4,406	Woodside Energy Group Ltd.	86,925

		11,050,420

Paper & Forest Products – 0.0%
475	Holmen AB Class B	19,071
7,790	Mondi PLC	138,502
20,654	Oji Holdings Corp.	80,885
1,073	Svenska Cellulosa AB SCA Class B	15,192
2,375	UPM-Kymmene OYJ	79,490
714	West Fraser Timber Co. Ltd.	57,461

		390,601

Passenger Airlines – 0.0%
5,243	Air Canada*	70,002
5,109	ANA Holdings, Inc.*	111,388
1,911	Delta Air Lines, Inc.	80,778
22,978	Deutsche Lufthansa AG*	178,696
8,132	Japan Airlines Co. Ltd.	151,875
17,572	Qantas Airways Ltd.*	58,737
47,039	Singapore Airlines Ltd.	226,410

		877,886

Personal Products – 0.1%
905	Beiersdorf AG	129,723

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Personal Products – (continued)
1,685	Estee Lauder Cos., Inc. Class A	$250,357
27,566	Haleon PLC	115,646
965	Kao Corp.	36,514
11,833	Kenvue, Inc.	224,827
2,697	Kose Corp.	150,024
1,365	L’Oreal SA	652,018
8,323	Shiseido Co. Ltd.	226,278
3,313	Unilever PLC	161,788

		1,947,175

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	115,342
3,826	AstraZeneca PLC	482,280
2,193	Bayer AG	66,260
10,364	Bristol-Myers Squibb Co.	525,973
2,849	Chugai Pharmaceutical Co. Ltd.	113,794
2,565	Daiichi Sankyo Co. Ltd.	84,476
2,774	Eisai Co. Ltd.	115,067
2,766	Eli Lilly & Co.	2,084,679
12,821	GSK PLC	268,195
7,718	Hikma Pharmaceuticals PLC	191,537
4,397	Ipsen SA	483,024
3,580	Jazz Pharmaceuticals PLC*	425,662
7,456	Johnson & Johnson	1,203,249
1,005	Kyowa Kirin Co. Ltd.	19,902
9,159	Merck & Co., Inc.	1,164,567
193	Merck KGaA	32,838
5,147	Novartis AG	519,319
11,392	Novo Nordisk AS Class B	1,359,813
3,015	Ono Pharmaceutical Co. Ltd.	49,927
6,750	Orion OYJ Class B	265,381
2,552	Otsuka Holdings Co. Ltd.	103,551
9,548	Pfizer, Inc.	253,595
1,763	Recordati Industria Chimica e Farmaceutica SpA	98,701
2,592	Roche Holding AG	683,401
8,656	Royalty Pharma PLC Class A	262,623
5,608	Sandoz Group AG*	173,472
3,869	Sanofi SA	368,772
615	Shionogi & Co. Ltd.	30,619
8,514	Takeda Pharmaceutical Co. Ltd.	249,002
37,268	Teva Pharmaceutical Industries Ltd.*	490,074
1,681	UCB SA	193,953
54,739	Viatris, Inc.	677,122
1,985	Zoetis, Inc.	393,685

		13,549,855

Professional Services – 0.1%
892	Adecco Group AG	35,758
475	Automatic Data Processing, Inc.	119,287

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
5,614	BayCurrent Consulting, Inc.	$126,118
1,337	Booz Allen Hamilton Holding Corp.	197,488
502	Broadridge Financial Solutions, Inc.	102,197
1,794	Bureau Veritas SA	52,127
1,749	Computershare Ltd.	29,558
72	Equifax, Inc.	19,698
1,289	Experian PLC	55,202
642	Intertek Group PLC	37,579
614	Jacobs Solutions, Inc.	90,043
2,349	Leidos Holdings, Inc.	300,343
1,084	Paychex, Inc.	132,920
146	Paycom Software, Inc.	26,629
5,029	Randstad NV	277,370
10,248	Recruit Holdings Co. Ltd.	413,362
10,106	RELX PLC	442,684
5,352	Robert Half, Inc.	430,301
3,266	SGS SA	313,608
3,721	SS&C Technologies Holdings, Inc.	237,251
594	Teleperformance SE	73,750
489	Thomson Reuters Corp.	77,194
832	Verisk Analytics, Inc.	201,261
2,085	Wolters Kluwer NV	329,263

		4,120,991

Real Estate Management & Development – 0.0%
471	CBRE Group, Inc. Class A*	43,280
4,947	City Developments Ltd.	20,851
6,574	CK Asset Holdings Ltd.	30,241
557	CoStar Group, Inc.*	48,476
972	Daito Trust Construction Co. Ltd.	115,309
2,406	Daiwa House Industry Co. Ltd.	69,472
398	FirstService Corp.	65,497
22,535	Henderson Land Development Co. Ltd.	64,840
31,386	Hongkong Land Holdings Ltd.	106,266
11,490	Hulic Co. Ltd.	114,647
2,490	Mitsubishi Estate Co. Ltd.	38,113
1,295	Mitsui Fudosan Co. Ltd.	35,155
124,134	New World Development Co. Ltd.	155,960
799	Nomura Real Estate Holdings, Inc.	19,890
20,568	Sino Land Co. Ltd.	22,150
2,847	Sun Hung Kai Properties Ltd.	28,647
8,133	Swire Pacific Ltd. Class A	67,373
676	Swiss Prime Site AG	64,606
21,012	UOL Group Ltd.	92,052

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – (continued)
7,440	Wharf Real Estate Investment Co. Ltd.	$24,776

		1,227,601

Residential REITs – 0.0%
1,748	American Homes 4 Rent Class A	64,693
321	AvalonBay Communities, Inc.	56,827
1,251	Camden Property Trust	118,194
705	Equity LifeStyle Properties, Inc.	47,461
841	Equity Residential	50,637
227	Essex Property Trust, Inc.	52,528
1,436	Invitation Homes, Inc.	48,924
335	Mid-America Apartment Communities, Inc.	42,103
764	Sun Communities, Inc.	102,193
1,241	UDR, Inc.	44,055

		627,615

Retail REITs – 0.0%
16,556	CapitaLand Integrated Commercial Trust	24,149
46	Japan Metropolitan Fund Invest	27,110
3,816	Kimco Realty Corp.	75,404
2,526	Klepierre SA	64,169
1,481	Realty Income Corp.	77,175
808	Regency Centers Corp.	50,056
16,689	Scentre Group	33,776
1,024	Simon Property Group, Inc.	151,695
268	Unibail-Rodamco-Westfield*	19,597
24,768	Vicinity Ltd.	31,278

		554,409

Semiconductors & Semiconductor Equipment – 0.7%
3,633	Advanced Micro Devices, Inc.*	699,461
8,856	Advantest Corp.	416,904
1,879	Analog Devices, Inc.	360,430
5,209	Applied Materials, Inc.	1,050,239
149	ASM International NV	91,001
933	ASML Holding NV	885,418
999	BE Semiconductor Industries NV	180,937
1,504	Broadcom, Inc.	1,955,937
404	Disco Corp.	131,658
1,287	Enphase Energy, Inc.*	163,462
231	Entegris, Inc.	31,037
295	First Solar, Inc.*	45,397
1,547	Infineon Technologies AG	55,546
7,961	Intel Corp.	342,721
823	KLA Corp.	561,533
799	Lam Research Corp.	749,662
5,298	Lattice Semiconductor Corp.*	405,880

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
1,348	Marvell Technology, Inc.	$96,598
4,515	Microchip Technology, Inc.	379,892
3,131	Micron Technology, Inc.	283,700
404	Monolithic Power Systems, Inc.	290,896
9,438	NVIDIA Corp.	7,466,591
1,326	NXP Semiconductors NV	331,142
5,347	ON Semiconductor Corp.*	421,985
4,265	Qorvo, Inc.*	488,556
4,997	QUALCOMM, Inc.	788,477
7,939	Renesas Electronics Corp.	131,177
4,861	Skyworks Solutions, Inc.	510,016
1,657	STMicroelectronics NV	75,240
3,036	SUMCO Corp.	47,646
2,353	Teradyne, Inc.	243,747
3,481	Texas Instruments, Inc.	582,476
1,460	Tokyo Electron Ltd.	362,239

		20,627,601

Software – 0.9%
2,020	Adobe, Inc.*	1,131,766
282	ANSYS, Inc.*	94,236
1,114	Aspen Technology, Inc.*	215,993
2,024	Atlassian Corp. Class A*	419,818
1,453	Autodesk, Inc.*	375,121
1,872	Bentley Systems, Inc. Class B	96,165
1,053	Bill Holdings, Inc.*	66,687
2,856	Cadence Design Systems, Inc.*	869,309
504	Check Point Software Technologies Ltd.*	80,852
2,243	Confluent, Inc. Class A*	75,970
264	Constellation Software, Inc.	734,992
542	Crowdstrike Holdings, Inc. Class A*	175,689
1,730	Dassault Systemes SE	81,070
1,799	Datadog, Inc. Class A*	236,497
11,243	DocuSign, Inc.*	598,915
23,067	Dropbox, Inc. Class A*	552,455
1,986	Dynatrace, Inc.*	98,406
588	Fair Isaac Corp.*	746,707
6,603	Fortinet, Inc.*	456,333
10,260	Gen Digital, Inc.	220,487
821	HubSpot, Inc.*	508,043
1,021	Intuit, Inc.	676,811
2,430	Manhattan Associates, Inc.*	615,592
28,422	Microsoft Corp.	11,756,476
486	Monday.com Ltd.*	108,383
4,160	Nemetschek SE	398,522
1,480	Open Text Corp.	56,914
5,018	Oracle Corp.	539,861
9,079	Palantir Technologies, Inc. Class A*	227,701
1,143	Palo Alto Networks, Inc.*	354,959
1,261	PTC, Inc.*	230,776

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
529	Roper Technologies, Inc.	$288,162
24,859	Sage Group PLC	391,594
3,464	Salesforce, Inc.*	1,069,753
2,599	SAP SE	487,035
663	ServiceNow, Inc.*	511,398
1,840	Splunk, Inc.*	287,445
814	Synopsys, Inc.*	467,016
2,356	Trend Micro, Inc.	117,085
213	Tyler Technologies, Inc.*	93,111
1,472	UiPath, Inc. Class A*	34,960
623	Unity Software, Inc.*	18,266
1,138	WiseTech Global Ltd.	70,196
520	Workday, Inc. Class A*	153,223
2,306	Xero Ltd.*	191,787
5,313	Zoom Video Communications, Inc. Class A*	375,789
352	Zscaler, Inc.*	85,173

		27,443,499

Specialized REITs – 0.0%
333	American Tower Corp.	66,220
489	Crown Castle, Inc.	53,761
402	Digital Realty Trust, Inc.	59,018
230	Equinix, Inc.	204,428
191	Extra Space Storage, Inc.	26,925
1,550	Gaming & Leisure Properties, Inc.	70,494
2,073	Iron Mountain, Inc.	163,021
209	Public Storage	59,329
147	SBA Communications Corp.	30,757
2,933	VICI Properties, Inc.	87,785
1,404	Weyerhaeuser Co.	48,269

		870,007

Specialty Retail – 0.4%
291	AutoZone, Inc.*	874,752
3,085	Avolta AG*	120,658
12,523	Bath & Body Works, Inc.	572,301
8,630	Best Buy Co., Inc.	697,994
1,696	Burlington Stores, Inc.*	347,850
2,948	CarMax, Inc.*	232,892
3,723	Dick’s Sporting Goods, Inc.	662,284
448	Fast Retailing Co. Ltd.	129,763
17,080	H & M Hennes & Mauritz AB Class B	231,930
4,472	Home Depot, Inc.	1,702,088
9,005	Industria de Diseno Textil SA	400,615
185,649	JD Sports Fashion PLC	277,412
40,093	Kingfisher PLC	118,900
3,804	Lowe’s Cos., Inc.	915,509
396	Nitori Holdings Co. Ltd.	58,248
686	O’Reilly Automotive, Inc.*	745,970
1,622	Ross Stores, Inc.	241,613
7,468	TJX Cos., Inc.	740,377

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,832	Tractor Supply Co.	$465,914
1,396	Ulta Beauty, Inc.*	765,790
1,631	USS Co. Ltd.	28,391
8,501	Zalando SE*(a)	179,909
17,358	ZOZO, Inc.	393,960

		10,905,120

Technology Hardware, Storage & Peripherals – 0.4%
63,547	Apple, Inc.	11,486,123
4,598	Brother Industries Ltd.	77,146
3,765	Canon, Inc.	110,107
3,848	Dell Technologies, Inc. Class C	364,252
496	FUJIFILM Holdings Corp.	31,593
22,000	Hewlett Packard Enterprise Co.	335,060
7,174	HP, Inc.	203,239
1,860	Logitech International SA	164,585
2,911	NetApp, Inc.	259,428
14,224	Ricoh Co. Ltd.	118,471
1,016	Seagate Technology Holdings PLC	94,539
3,609	Seiko Epson Corp.	58,421
522	Super Micro Computer, Inc.*	452,115
1,383	Western Digital Corp.*	82,247

		13,837,326

Textiles, Apparel & Luxury Goods – 0.2%
1,460	adidas AG	295,329
13,172	Burberry Group PLC	213,871
845	Cie Financiere Richemont SA Class A	134,505
886	Deckers Outdoor Corp.*	793,493
212	Hermes International SCA	530,496
231	Kering SA	106,405
1,197	Lululemon Athletica, Inc.*	559,107
741	LVMH Moet Hennessy Louis Vuitton SE	676,337
4,096	Moncler SpA	295,349
5,085	NIKE, Inc. Class B	528,484
2,718	Pandora AS	439,555
3,754	Puma SE	172,659
2,227	Swatch Group AG	165,523
2,803	VF Corp.	45,801

		4,956,914

Tobacco – 0.0%
6,604	Altria Group, Inc.	270,170
8,093	British American Tobacco PLC	240,454
4,561	Imperial Brands PLC	98,254
6,147	Japan Tobacco, Inc.	159,678

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Tobacco – (continued)
4,686	Philip Morris International, Inc.	$421,553

		1,190,109

Trading Companies & Distributors – 0.2%
672	AerCap Holdings NV*	51,865
1,021	Brenntag SE	93,222
3,885	Bunzl PLC	154,853
9,452	Fastenal Co.	690,091
2,859	Ferguson PLC	604,536
96	IMCD NV	14,646
5,486	ITOCHU Corp.	238,317
23,125	Marubeni Corp.	383,227
18,084	Mitsubishi Corp.	387,893
7,370	Mitsui & Co. Ltd.	323,709
23,095	MonotaRO Co. Ltd.	220,901
4,061	Reece Ltd.	71,108
6,369	Sumitomo Corp.	149,518
542	Toromont Industries Ltd.	49,781
1,301	Toyota Tsusho Corp.	84,283
285	United Rentals, Inc.	197,582
609	Watsco, Inc.	240,019
848	WW Grainger, Inc.	825,494

		4,781,045

Transportation Infrastructure – 0.0%
432	Aena SME SA(a)	82,076
3,912	Getlink SE	66,791
7,996	Transurban Group	70,463

		219,330

Water Utilities – 0.0%
521	American Water Works Co., Inc.	61,759
1,536	Essential Utilities, Inc.	53,422
1,516	Severn Trent PLC	47,840
3,834	United Utilities Group PLC	49,627

		212,648

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	189,916
799	Rogers Communications, Inc. Class B	35,359
9,217	SoftBank Corp.	121,236
1,058	SoftBank Group Corp.	62,668
3,653	Tele2 AB Class B	30,639
1,228	T-Mobile U.S., Inc.	200,532
310,565	Vodafone Group PLC	272,803

		913,153

TOTAL COMMON STOCKS (Cost $206,942,353)		$311,132,475

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
2,057	8.427%	$225,516
Volkswagen AG
246	6.999	33,407

		258,923

Household Products – 0.0%
Henkel AG & Co. KGaA
1,505	2.661	113,227

TOTAL PREFERRED STOCKS (Cost $358,748)		$372,150

Units	Expiration Date	Value

Warrants*(b) – 0.0%

Constellation Software, Inc.
264	03/31/40	$—

(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 78.5%
1,203,579	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$36,949,875
7,739,963	Goldman Sachs MarketBeta International Equity ETF(c)	427,401,531
9,711,018	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(c)	444,459,698
8,053,469	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(c)	355,814,341
6,980,458	Goldman Sachs MarketBeta U.S. Equity ETF(c)	488,213,233
2,830,038	iShares Core MSCI EAFE ETF	203,196,728
6,611,786	iShares Core MSCI Emerging Markets ETF	332,837,307
1,135	iShares MSCI Canada ETF	41,734
5,880	iShares MSCI EAFE ETF	454,230
2,294,989	iShares MSCI EAFE Small-Cap ETF	140,568,076
1,579	Vanguard S&P 500 ETF	737,283

TOTAL EXCHANGE TRADED FUNDS (Cost $2,122,097,780)		$2,430,674,036

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Dividend Rate	Value

Investment Company(c) – 6.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
211,835,802	5.219%	$211,835,802
(Cost $211,835,802)

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,623,125	5.219%	$8,623,125
(Cost $8,623,125)

TOTAL INVESTMENTS – 95.7% (Cost $2,549,857,808)		$2,962,637,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		132,828,930

NET ASSETS – 100.0%		$3,095,466,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,610,000	USD	1,696,035	03/20/24	$1,555
	CAD	44,190,000	USD	32,517,681	03/20/24	53,034
	CHF	3,090,000	USD	3,500,897	03/20/24	904
	EUR	7,300,000	USD	7,841,521	03/20/24	54,874
	GBP	3,915,000	USD	4,920,031	03/20/24	22,472
	ILS	720,000	USD	197,168	03/20/24	4,475
	JPY	126,000,000	USD	840,582	03/21/24	2,714
	NZD	100,000	USD	60,846	03/20/24	40
	SEK	17,775,000	USD	1,701,643	03/20/24	14,506
	SGD	400,000	USD	297,150	03/20/24	395
	USD	44,386,485	AUD	66,950,000	03/20/24	841,017
	USD	59,550,497	CHF	51,570,000	03/20/24	1,107,824
	USD	20,603,086	DKK	141,440,000	03/20/24	72,382
	USD	201,227,529	EUR	185,380,000	03/20/24	702,350
	USD	12,671,237	GBP	9,965,000	03/20/24	90,893
	USD	12,706,141	HKD	99,130,000	03/20/24	36,918
	USD	141,905,850	JPY	20,212,000,000	03/21/24	6,630,302
	USD	391,377	NOK	4,000,000	03/20/24	14,582
	USD	1,208,365	NZD	1,960,000	03/20/24	15,009
	USD	2,391,946	SEK	24,150,000	03/20/24	60,299
	USD	7,389,185	SGD	9,840,000	03/20/24	69,563

TOTAL						$9,796,108

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	2,890,000	USD	1,904,113	03/20/24	$(24,406)
	CHF	1,530,000	USD	1,782,147	03/20/24	(48,245)
	DKK	5,950,000	USD	864,842	03/20/24	(1,172)
	EUR	6,090,000	USD	6,614,121	03/20/24	(26,580)
	GBP	2,685,000	USD	3,409,921	03/20/24	(20,234)
	HKD	14,230,000	USD	1,822,805	03/20/24	(4,153)
	JPY	771,000,000	USD	5,278,424	03/21/24	(118,248)
	NOK	6,250,000	USD	593,643	03/20/24	(4,901)
	NZD	90,000	USD	55,192	03/20/24	(395)
	SGD	620,000	USD	463,051	03/20/24	(1,855)
	USD	1,190,060	AUD	1,830,000	03/20/24	(205)
	USD	974,076	CHF	860,000	03/20/24	(535)
	USD	801,753	DKK	5,550,000	03/20/24	(3,856)
	USD	5,147,654	EUR	4,760,000	03/20/24	(1,228)
	USD	77,159,832	GBP	61,350,000	03/20/24	(291,662)
	USD	190,408	HKD	1,490,000	03/20/24	(20)
	USD	2,385,083	ILS	8,760,000	03/20/24	(68,239)
	USD	5,924,997	JPY	887,000,000	03/21/24	(11,546)
	USD	3,524,964	NOK	38,350,000	03/20/24	(87,558)
	USD	17,232,228	SEK	179,325,000	03/20/24	(81,325)
	USD	66,933	SGD	90,000	03/20/24	(15)

TOTAL						$(796,378)

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,110	03/15/24	$217,045,150	$16,133,309
S&P 500 E-Mini Index	1,286	03/15/24	328,171,125	21,928,355
S&P Toronto Stock Exchange 60 Index	406	03/14/24	77,218,229	3,474,717

TOTAL FUTURES CONTRACTS				$41,536,381

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.209	03/20/2024	3,247,000	$3,247,000	$4	$36,756	$(36,752)
Call CHF/Put NOK	MS & Co. Int. PLC	13.603	06/19/2024	2,626,000	2,626,000	1,464	38,842	(37,378)
Call CHF/Put NOK	MS & Co. Int. PLC	13.974	09/18/2024	2,258,000	2,258,000	4,665	40,093	(35,428)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put NOK	MS & Co. Int. PLC	$14.338	12/18/2024	2,005,000	$2,005,000	$7,999	$39,731	$(31,732)
Call CHF/Put NOK	MS & Co. Int. PLC	13.316	06/19/2024	5,834,000	5,834,000	7,151	81,898	(74,747)
Call CHF/Put NOK	MS & Co. Int. PLC	13.680	09/18/2024	4,899,000	4,899,000	16,220	82,949	(66,729)
Call CHF/Put NOK	MS & Co. Int. PLC	14.027	12/18/2024	4,295,000	4,295,000	24,371	81,551	(57,180)
Call CHF/Put NOK	MS & Co. Int. PLC	14.351	03/19/2025	3,894,000	3,894,000	29,171	80,630	(51,459)
Call CHF/Put SEK	MS & Co. Int. PLC	13.018	03/20/2024	3,783,000	3,783,000	4	40,208	(40,204)
Call CHF/Put SEK	MS & Co. Int. PLC	13.340	06/19/2024	3,072,000	3,072,000	705	41,597	(40,892)
Call CHF/Put SEK	MS & Co. Int. PLC	13.629	09/18/2024	2,656,000	2,656,000	3,081	42,495	(39,414)
Call CHF/Put SEK	MS & Co. Int. PLC	13.914	12/18/2024	2,364,000	2,364,000	5,908	41,465	(35,557)
Call CHF/Put SEK	MS & Co. Int. PLC	12.812	06/19/2024	6,819,000	6,819,000	8,713	76,601	(67,888)
Call CHF/Put SEK	MS & Co. Int. PLC	13.099	09/18/2024	5,736,000	5,736,000	18,142	77,418	(59,276)
Call CHF/Put SEK	MS & Co. Int. PLC	13.373	12/18/2024	5,027,000	5,027,000	25,995	77,505	(51,510)
Call CHF/Put SEK	MS & Co. Int. PLC	13.620	03/19/2025	4,557,000	4,557,000	30,469	75,970	(45,501)
Call JPY/Put KRW	MS & Co. Int. PLC	9.645	06/19/2024	500,728,000	500,728,000	12,194	34,991	(22,797)
Call JPY/Put KRW	MS & Co. Int. PLC	9.915	09/13/2024	421,929,000	421,929,000	16,197	34,290	(18,093)
Call JPY/Put KRW	MS & Co. Int. PLC	10.187	12/18/2024	366,013,000	366,013,000	19,321	33,815	(14,494)
Call JPY/Put KRW	MS & Co. Int. PLC	10.443	03/19/2025	329,211,000	329,211,000	20,466	33,144	(12,678)
Call JPY/Put KRW	MS & Co. Int. PLC	9.870	03/19/2024	278,244,000	278,244,000	2	16,981	(16,979)
Call JPY/Put KRW	MS & Co. Int. PLC	10.182	06/19/2024	222,951,000	222,951,000	1,527	17,611	(16,084)
Call JPY/Put KRW	MS & Co. Int. PLC	10.458	09/13/2024	192,722,000	192,722,000	3,131	17,527	(14,396)
Call JPY/Put KRW	MS & Co. Int. PLC	10.746	12/18/2024	169,714,000	169,714,000	4,653	17,553	(12,900)
Call USD/Put CAD	MS & Co. Int. PLC	1.413	03/20/2024	6,965,000	6,965,000	35	36,183	(36,148)
Call USD/Put CAD	MS & Co. Int. PLC	1.430	06/18/2024	5,490,000	5,490,000	4,260	37,063	(32,803)
Call USD/Put CAD	MS & Co. Int. PLC	1.446	09/18/2024	4,662,000	4,662,000	8,704	37,608	(28,904)
Call USD/Put CAD	MS & Co. Int. PLC	1.462	12/18/2024	4,098,000	4,098,000	12,302	36,456	(24,154)
Call USD/Put CAD	MS & Co. Int. PLC	1.428	06/18/2024	13,306,000	13,306,000	11,310	76,749	(65,439)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CAD	MS & Co. Int. PLC	$1.441	09/18/2024	11,028,000	$11,028,000	$22,982	$76,600	$(53,618)
Call USD/Put CAD	MS & Co. Int. PLC	1.455	12/18/2024	9,427,000	9,427,000	31,552	75,812	(44,260)
Call USD/Put CAD	MS & Co. Int. PLC	1.465	03/19/2025	8,630,000	8,630,000	36,764	76,703	(39,939)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.420	03/20/2024	1,278,000	1,278,000	216	17,971	(17,755)
Call USD/Put CLP	MS & Co. Int. PLC	1,099.850	06/18/2024	1,090,000	1,090,000	4,348	18,989	(14,641)
Call USD/Put CLP	MS & Co. Int. PLC	1,127.970	09/17/2024	977,000	977,000	7,130	19,672	(12,542)
Call USD/Put CLP	MS & Co. Int. PLC	1,154.490	12/18/2024	896,000	896,000	9,002	20,257	(11,255)
Call USD/Put CLP	MS & Co. Int. PLC	1,005.760	06/18/2024	2,321,000	2,321,000	39,886	36,372	3,514
Call USD/Put CLP	MS & Co. Int. PLC	1,035.290	09/17/2024	2,030,000	2,030,000	39,896	36,788	3,108
Call USD/Put CLP	MS & Co. Int. PLC	1,062.540	12/18/2024	1,833,000	1,833,000	39,540	38,174	1,366
Call USD/Put CLP	MS & Co. Int. PLC	1,089.090	03/19/2025	1,681,000	1,681,000	38,532	36,950	1,582
Call USD/Put KRW	MS & Co. Int. PLC	1,361.910	06/18/2024	3,968,000	3,968,000	28,312	34,859	(6,547)
Call USD/Put KRW	MS & Co. Int. PLC	1,377.220	09/13/2024	3,386,000	3,386,000	30,586	35,299	(4,713)
Call USD/Put KRW	MS & Co. Int. PLC	1,394.460	12/18/2024	2,952,000	2,952,000	32,348	34,996	(2,648)
Call USD/Put KRW	MS & Co. Int. PLC	1,408.090	03/19/2025	2,688,000	2,688,000	32,181	35,374	(3,193)
Call USD/Put KRW	MS & Co. Int. PLC	1,422.910	03/20/2024	2,220,000	2,220,000	2	16,717	(16,715)
Call USD/Put KRW	MS & Co. Int. PLC	1,441.840	06/18/2024	1,795,000	1,795,000	2,014	17,196	(15,182)
Call USD/Put KRW	MS & Co. Int. PLC	1,456.720	09/13/2024	1,565,000	1,565,000	4,418	17,325	(12,907)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.710	12/18/2024	1,379,000	1,379,000	6,531	16,824	(10,293)
Call USD/Put MXN	MS & Co. Int. PLC	20.354	03/20/2024	2,806,000	2,806,000	3	35,401	(35,398)
Call USD/Put MXN	MS & Co. Int. PLC	21.228	06/18/2024	2,354,000	2,354,000	895	35,748	(34,853)
Call USD/Put MXN	MS & Co. Int. PLC	22.007	09/18/2024	2,109,000	2,109,000	3,058	36,452	(33,394)
Call USD/Put MXN	MS & Co. Int. PLC	22.858	12/18/2024	1,899,000	1,899,000	5,750	36,294	(30,544)
Call USD/Put MXN	MS & Co. Int. PLC	19.708	06/18/2024	5,428,000	5,428,000	9,010	70,721	(61,711)
Call USD/Put MXN	MS & Co. Int. PLC	20.472	09/18/2024	4,681,000	4,681,000	16,945	73,356	(56,411)
Call USD/Put MXN	MS & Co. Int. PLC	21.290	12/18/2024	4,099,000	4,099,000	24,373	75,868	(51,495)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put MXN	MS & Co. Int. PLC	$21.999	03/19/2025	3,763,000	$3,763,000	$27,466	$ 75,915	$(48,449)
Call USD/Put NOK	MS & Co. Int. PLC	11.822	03/20/2024	1,758,000	1,758,000	2	18,716	(18,714)
Call USD/Put NOK	MS & Co. Int. PLC	12.099	06/18/2024	1,415,000	1,415,000	897	19,610	(18,713)
Call USD/Put NOK	MS & Co. Int. PLC	12.353	09/18/2024	1,219,000	1,219,000	2,536	19,695	(17,159)
Call USD/Put NOK	MS & Co. Int. PLC	12.604	12/18/2024	1,085,000	1,085,000	4,089	19,249	(15,160)
Call USD/Put SEK	MS & Co. Int. PLC	11.214	06/18/2024	3,500,000	3,500,000	8,071	34,783	(26,712)
Call USD/Put SEK	MS & Co. Int. PLC	11.398	09/18/2024	2,958,000	2,958,000	13,068	34,863	(21,795)
Call USD/Put SEK	MS & Co. Int. PLC	11.584	12/18/2024	2,582,000	2,582,000	16,205	33,832	(17,627)
Call USD/Put SEK	MS & Co. Int. PLC	11.726	03/19/2025	2,358,000	2,358,000	17,574	33,337	(15,763)

				2,684,263,000	$2,684,263,000	$854,346	$2,702,398	$(1,848,052)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	87.542	06/19/2024	9,788,000	9,788,000	14,391	74,251	(59,860)
Put AUD/Call JPY	MS & Co. Int. PLC	85.094	09/18/2024	8,023,000	8,023,000	22,899	73,749	(50,850)
Put AUD/Call JPY	MS & Co. Int. PLC	82.850	12/18/2024	6,870,000	6,870,000	30,017	71,979	(41,962)
Put AUD/Call JPY	MS & Co. Int. PLC	80.965	03/19/2025	6,230,000	6,230,000	34,923	72,667	(37,744)
Put AUD/Call JPY	MS & Co. Int. PLC	86.614	03/19/2024	5,256,000	5,256,000	41	34,288	(34,247)
Put AUD/Call JPY	MS & Co. Int. PLC	83.937	06/19/2024	4,097,000	4,097,000	2,655	35,254	(32,599)
Put AUD/Call JPY	MS & Co. Int. PLC	81.621	09/18/2024	3,462,000	3,462,000	5,641	35,541	(29,900)
Put AUD/Call JPY	MS & Co. Int. PLC	79.618	12/18/2024	3,068,000	3,068,000	8,804	35,557	(26,753)
Put AUD/Call USD	MS & Co. Int. PLC	0.617	06/18/2024	8,364,000	8,364,000	19,235	53,851	(34,616)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	09/18/2024	6,886,000	6,886,000	26,896	54,268	(27,372)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	12/18/2024	5,905,000	5,905,000	32,222	53,525	(21,303)
Put AUD/Call USD	MS & Co. Int. PLC	0.595	03/19/2025	5,355,000	5,355,000	34,801	54,157	(19,356)
Put AUD/Call USD	MS & Co. Int. PLC	0.600	03/20/2024	4,607,000	4,607,000	3	26,917	(26,914)
Put AUD/Call USD	MS & Co. Int. PLC	0.592	06/18/2024	3,616,000	3,616,000	2,139	27,502	(25,363)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	09/18/2024	3,048,000	3,048,000	5,072	27,779	(22,707)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put AUD/Call USD	MS & Co. Int. PLC	$0.578	12/18/2024	2,669,000	$2,669,000	$7,868	$27,502	$(19,634)
Put CAD/Call JPY	MS & Co. Int. PLC	100.705	03/19/2024	3,925,000	3,925,000	121	26,374	(26,253)
Put CAD/Call JPY	MS & Co. Int. PLC	97.663	06/19/2024	3,095,000	3,095,000	2,887	27,601	(24,714)
Put CAD/Call JPY	MS & Co. Int. PLC	95.027	09/18/2024	2,633,000	2,633,000	5,291	28,397	(23,106)
Put CAD/Call JPY	MS & Co. Int. PLC	92.677	12/18/2024	2,337,000	2,337,000	7,651	27,914	(20,263)
Put CAD/Call JPY	MS & Co. Int. PLC	98.006	06/19/2024	7,530,000	7,530,000	7,612	55,355	(47,743)
Put CAD/Call JPY	MS & Co. Int. PLC	95.434	09/18/2024	6,197,000	6,197,000	13,352	55,141	(41,789)
Put CAD/Call JPY	MS & Co. Int. PLC	93.100	12/18/2024	5,316,000	5,316,000	18,457	53,320	(34,863)
Put CAD/Call JPY	MS & Co. Int. PLC	91.166	03/19/2025	4,835,000	4,835,000	22,313	54,282	(31,969)
Put NZD/Call JPY	MS & Co. Int. PLC	80.300	06/19/2024	7,671,000	7,671,000	7,552	54,215	(46,663)
Put NZD/Call JPY	MS & Co. Int. PLC	77.954	09/18/2024	6,347,000	6,347,000	13,583	54,306	(40,723)
Put NZD/Call JPY	MS & Co. Int. PLC	75.859	12/18/2024	5,477,000	5,477,000	18,991	52,894	(33,903)
Put NZD/Call JPY	MS & Co. Int. PLC	74.113	03/19/2025	4,993,000	4,993,000	22,976	53,658	(30,682)
Put NZD/Call JPY	MS & Co. Int. PLC	80.240	03/19/2024	4,011,000	4,011,000	15	23,513	(23,498)
Put NZD/Call JPY	MS & Co. Int. PLC	77.518	06/19/2024	3,169,000	3,169,000	1,518	24,333	(22,815)
Put NZD/Call JPY	MS & Co. Int. PLC	75.167	09/18/2024	2,700,000	2,700,000	3,539	24,554	(21,015)
Put NZD/Call JPY	MS & Co. Int. PLC	73.135	12/18/2024	2,416,000	2,416,000	5,735	24,849	(19,114)
Put NZD/Call USD	MS & Co. Int. PLC	0.565	06/18/2024	9,149,000	9,149,000	10,210	55,084	(44,874)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/18/2024	7,512,000	7,512,000	18,016	55,342	(37,326)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	12/18/2024	6,445,000	6,445,000	24,325	54,793	(30,468)
Put NZD/Call USD	MS & Co. Int. PLC	0.544	03/19/2025	5,856,000	5,856,000	28,071	55,260	(27,189)
Put NZD/Call USD	MS & Co. Int. PLC	0.555	03/20/2024	4,984,000	4,984,000	3	26,454	(26,451)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	06/18/2024	3,908,000	3,908,000	1,309	27,035	(25,726)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	09/18/2024	3,288,000	3,288,000	3,700	26,953	(23,253)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC	$0.530	12/18/2024	2,888,000	$2,888,000	$6,152	$ 26,637	$ (20,485)

				203,926,000	$203,926,000	$490,986	$1,727,051	$(1,236,065)

Total purchased option contracts				2,888,189,000	$2,888,189,000	$1,345,332	$4,429,449	$(3,084,117)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$4,600.000	03/15/2024	(75)	$(34,500,000)	$(240,991)	$(31,439)	$(209,552)
Euro Stoxx 50 Index	4,650.000	03/15/2024	(25)	(11,625,000)	(67,118)	(10,095)	(57,023)
Euro Stoxx 50 Index	4,700.000	03/15/2024	(18)	(8,460,000)	(38,948)	(9,055)	(29,893)
Euro Stoxx 50 Index	4,725.000	03/15/2024	(37)	(17,482,500)	(70,582)	(19,294)	(51,288)
Euro Stoxx 50 Index	4,775.000	03/15/2024	(22)	(10,505,000)	(31,030)	(8,173)	(22,857)
Euro Stoxx 50 Index	4,825.000	03/15/2024	(14)	(6,755,000)	(13,346)	(3,901)	(9,445)
Euro Stoxx 50 Index	4,850.000	03/15/2024	(5)	(2,425,000)	(3,745)	(1,496)	(2,249)
Euro Stoxx 50 Index	4,650.000	04/19/2024	(4)	(1,860,000)	(11,560)	(1,633)	(9,927)
Euro Stoxx 50 Index	4,775.000	04/19/2024	(13)	(6,207,500)	(22,776)	(7,880)	(14,896)
Euro Stoxx 50 Index	4,825.000	04/19/2024	(17)	(8,202,500)	(22,985)	(8,094)	(14,891)
Euro Stoxx 50 Index	4,875.000	04/19/2024	(26)	(12,675,000)	(26,049)	(10,455)	(15,594)
Euro Stoxx 50 Index	4,900.000	04/19/2024	(34)	(16,660,000)	(28,847)	(14,925)	(13,922)
Euro Stoxx 50 Index	5,000.000	04/19/2024	(34)	(17,000,000)	(13,266)	(14,934)	1,668
Euro Stoxx 50 Index	5,000.000	05/17/2024	(4)	(2,000,000)	(1,781)	(1,942)	161
FTSE 100 Index	7,600.000	03/15/2024	(9)	(6,840,000)	(8,577)	(6,643)	(1,934)
FTSE 100 Index	7,650.000	03/15/2024	(7)	(5,355,000)	(4,286)	(3,703)	(583)
FTSE 100 Index	7,700.000	03/15/2024	(3)	(2,310,000)	(1,117)	(1,157)	40
FTSE 100 Index	7,750.000	03/15/2024	(13)	(10,075,000)	(2,708)	(10,242)	7,534
FTSE 100 Index	7,950.000	03/15/2024	(11)	(8,745,000)	(208)	(7,198)	6,990
FTSE 100 Index	7,675.000	04/19/2024	(1)	(767,500)	(1,010)	(902)	(108)
FTSE 100 Index	7,700.000	04/19/2024	(3)	(2,310,000)	(2,651)	(3,654)	1,003
FTSE 100 Index	7,750.000	04/19/2024	(14)	(10,850,000)	(9,189)	(15,679)	6,490
FTSE 100 Index	7,800.000	04/19/2024	(4)	(3,120,000)	(1,919)	(3,078)	1,159
FTSE 100 Index	7,850.000	04/19/2024	(8)	(6,280,000)	(2,777)	(5,201)	2,424
FTSE 100 Index	7,875.000	05/17/2024	(1)	(787,500)	(511)	(822)	311
Nikkei 225 Index	34,500.000	03/08/2024	(1)	(3,450,000)	(31,784)	(2,657)	(29,127)
Nikkei 225 Index	35,000.000	03/08/2024	(5)	(17,500,000)	(142,409)	(11,579)	(130,830)
Nikkei 225 Index	35,125.000	03/08/2024	(4)	(14,050,000)	(110,592)	(8,983)	(101,609)
Nikkei 225 Index	35,250.000	03/08/2024	(3)	(10,575,000)	(80,443)	(5,047)	(75,396)
Nikkei 225 Index	36,000.000	03/08/2024	(5)	(18,000,000)	(109,058)	(28,282)	(80,776)
Nikkei 225 Index	37,125.000	03/08/2024	(4)	(14,850,000)	(57,497)	(14,040)	(43,457)
Nikkei 225 Index	37,500.000	03/08/2024	(2)	(7,500,000)	(23,879)	(3,427)	(20,452)
Nikkei 225 Index	37,625.000	03/08/2024	(3)	(11,287,500)	(33,418)	(5,181)	(28,237)
Nikkei 225 Index	37,375.000	04/12/2024	(2)	(7,475,000)	(26,414)	(8,506)	(17,908)
Nikkei 225 Index	37,500.000	04/12/2024	(5)	(18,750,000)	(63,034)	(23,533)	(39,501)
Nikkei 225 Index	37,875.000	04/12/2024	(4)	(15,150,000)	(42,956)	(10,351)	(32,605)
Nikkei 225 Index	38,000.000	04/12/2024	(3)	(11,400,000)	(30,416)	(7,419)	(22,997)
Nikkei 225 Index	39,125.000	04/12/2024	(5)	(19,562,500)	(29,015)	(25,299)	(3,716)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Nikkei 225 Index	$39,750.000	04/12/2024	(3)	$(11,925,000)	$(12,307)	$(14,645)	$2,338
Nikkei 225 Index	39,625.000	05/10/2024	(1)	(3,962,500)	(6,170)	(5,459)	(711)
Nikkei 225 Index	40,125.000	05/10/2024	(2)	(8,025,000)	(9,872)	(11,358)	1,486
S&P 500 Index	5,050.000	03/06/2024	(26)	(13,130,000)	(139,490)	(90,604)	(48,886)
S&P 500 Index	5,100.000	03/20/2024	(26)	(13,260,000)	(137,670)	(57,320)	(80,350)
S&P 500 Index	5,200.000	03/27/2024	(26)	(13,520,000)	(60,710)	(54,423)	(6,287)
S&P 500 Index	4,955.000	03/28/2024	(8)	(3,964,000)	(138,440)	(27,402)	(111,038)
S&P 500 Index	4,960.000	03/28/2024	(1)	(496,000)	(16,875)	(3,209)	(13,666)
S&P 500 Index	5,040.000	03/28/2024	(7)	(3,528,000)	(72,905)	(32,067)	(40,838)
S&P 500 Index	5,100.000	03/28/2024	(8)	(4,080,000)	(52,760)	(19,035)	(33,725)
S&P 500 Index	5,110.000	03/28/2024	(4)	(2,044,000)	(24,240)	(13,247)	(10,993)
S&P 500 Index	5,115.000	03/28/2024	(6)	(3,069,000)	(34,890)	(23,334)	(11,556)
S&P 500 Index	5,120.000	03/28/2024	(2)	(1,024,000)	(11,110)	(5,098)	(6,012)
S&P 500 Index	5,180.000	03/28/2024	(20)	(10,360,000)	(62,400)	(59,870)	(2,530)
S&P 500 Index	5,185.000	03/28/2024	(20)	(10,370,000)	(59,100)	(56,618)	(2,482)
S&P 500 Index	5,190.000	03/28/2024	(20)	(10,380,000)	(56,000)	(53,665)	(2,335)
S&P 500 Index	5,195.000	03/28/2024	(20)	(10,390,000)	(53,000)	(50,750)	(2,250)
S&P 500 Index	5,200.000	03/28/2024	(21)	(10,920,000)	(52,500)	(50,265)	(2,235)
S&P 500 Index	5,175.000	04/30/2024	(6)	(3,105,000)	(41,700)	(26,357)	(15,343)
S&P 500 Index	5,185.000	04/30/2024	(6)	(3,111,000)	(39,060)	(21,294)	(17,766)
S&P 500 Index	5,270.000	04/30/2024	(8)	(4,216,000)	(28,361)	(26,199)	(2,162)

			(689)	$(528,227,000)	$(2,518,452)	$(1,058,118)	$(1,460,334)

Puts
Euro Stoxx 50 Index	4,350.000	03/15/2024	(36)	(15,660,000)	(778)	(17,031)	16,253
Euro Stoxx 50 Index	4,375.000	03/15/2024	(64)	(28,000,000)	(1,453)	(40,024)	38,571
Euro Stoxx 50 Index	4,425.000	03/15/2024	(26)	(11,505,000)	(646)	(17,827)	17,181
Euro Stoxx 50 Index	4,525.000	03/15/2024	(29)	(13,122,500)	(940)	(12,222)	11,282
Euro Stoxx 50 Index	4,575.000	03/15/2024	(22)	(10,065,000)	(832)	(9,770)	8,938
Euro Stoxx 50 Index	4,650.000	03/15/2024	(14)	(6,510,000)	(741)	(6,752)	6,011
Euro Stoxx 50 Index	4,700.000	03/15/2024	(5)	(2,350,000)	(351)	(1,836)	1,485
Euro Stoxx 50 Index	4,350.000	04/19/2024	(4)	(1,740,000)	(333)	(3,246)	2,913
Euro Stoxx 50 Index	4,475.000	04/19/2024	(13)	(5,817,500)	(1,517)	(7,320)	5,803
Euro Stoxx 50 Index	4,550.000	04/19/2024	(17)	(7,735,000)	(2,572)	(11,353)	8,781
Euro Stoxx 50 Index	4,625.000	04/19/2024	(26)	(12,025,000)	(5,311)	(18,660)	13,349
Euro Stoxx 50 Index	4,650.000	04/19/2024	(34)	(15,810,000)	(7,827)	(19,162)	11,335
Euro Stoxx 50 Index	4,775.000	04/19/2024	(34)	(16,235,000)	(14,773)	(17,000)	2,227
Euro Stoxx 50 Index	4,725.000	05/17/2024	(4)	(1,890,000)	(2,616)	(2,891)	275
FTSE 100 Index	7,275.000	03/15/2024	(9)	(6,547,500)	(625)	(7,186)	6,561
FTSE 100 Index	7,375.000	03/15/2024	(7)	(5,162,500)	(795)	(3,235)	2,440
FTSE 100 Index	7,400.000	03/15/2024	(8)	(5,920,000)	(1,060)	(5,853)	4,793
FTSE 100 Index	7,450.000	03/15/2024	(8)	(5,960,000)	(1,515)	(5,339)	3,824
FTSE 100 Index	7,475.000	03/15/2024	(1)	(747,500)	(227)	(163)	(64)
FTSE 100 Index	7,525.000	03/15/2024	(2)	(1,505,000)	(682)	(1,981)	1,299
FTSE 100 Index	7,550.000	03/15/2024	(5)	(3,775,000)	(2,083)	(5,454)	3,371
FTSE 100 Index	7,575.000	03/15/2024	(4)	(3,030,000)	(2,020)	(4,675)	2,655
FTSE 100 Index	7,225.000	04/19/2024	(1)	(722,500)	(246)	(513)	267
FTSE 100 Index	7,325.000	04/19/2024	(3)	(2,197,500)	(1,079)	(2,091)	1,012
FTSE 100 Index	7,400.000	04/19/2024	(6)	(4,440,000)	(2,954)	(5,725)	2,771
FTSE 100 Index	7,425.000	04/19/2024	(12)	(8,910,000)	(6,665)	(8,360)	1,695
FTSE 100 Index	7,525.000	04/19/2024	(8)	(6,020,000)	(6,968)	(5,133)	(1,835)
FTSE 100 Index	7,500.000	05/17/2024	(1)	(750,000)	(1,161)	(936)	(225)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Nikkei 225 Index	$31,750.000	03/08/2024	(1)	$(3,175,000)	$(20)	$ (4,546)	$4,526
Nikkei 225 Index	32,500.000	03/08/2024	(5)	(16,250,000)	(100)	(19,363)	19,263
Nikkei 225 Index	32,625.000	03/08/2024	(6)	(19,575,000)	(120)	(28,852)	28,732
Nikkei 225 Index	33,500.000	03/08/2024	(5)	(16,750,000)	(100)	(12,678)	12,578
Nikkei 225 Index	34,500.000	03/08/2024	(4)	(13,800,000)	(133)	(10,933)	10,800
Nikkei 225 Index	35,250.000	03/08/2024	(3)	(10,575,000)	(140)	(8,671)	8,531
Nikkei 225 Index	35,375.000	03/08/2024	(1)	(3,537,500)	(47)	(1,092)	1,045
Nikkei 225 Index	35,500.000	03/08/2024	(2)	(7,100,000)	(93)	(6,924)	6,831
Nikkei 225 Index	34,000.000	04/12/2024	(2)	(6,800,000)	(654)	(8,101)	7,447
Nikkei 225 Index	34,750.000	04/12/2024	(7)	(24,325,000)	(3,315)	(25,372)	22,057
Nikkei 225 Index	34,875.000	04/12/2024	(4)	(13,950,000)	(2,028)	(19,500)	17,472
Nikkei 225 Index	36,250.000	04/12/2024	(5)	(18,125,000)	(5,837)	(13,809)	7,972
Nikkei 225 Index	37,000.000	04/12/2024	(3)	(11,100,000)	(5,603)	(6,372)	769
Nikkei 225 Index	36,125.000	05/10/2024	(1)	(3,612,500)	(2,101)	(3,828)	1,727
Nikkei 225 Index	36,750.000	05/10/2024	(2)	(7,350,000)	(5,736)	(6,242)	506
S&P 500 Index	4,910.000	03/06/2024	(26)	(12,766,000)	(2,340)	(71,544)	69,204
S&P 500 Index	4,900.000	03/13/2024	(26)	(12,740,000)	(11,960)	(93,378)	81,418
S&P 500 Index	4,920.000	03/20/2024	(26)	(12,792,000)	(28,730)	(122,426)	93,696
S&P 500 Index	5,030.000	03/27/2024	(26)	(13,078,000)	(85,280)	(98,865)	13,585
S&P 500 Index	4,675.000	03/28/2024	(1)	(467,500)	(500)	(8,599)	8,099
S&P 500 Index	4,690.000	03/28/2024	(3)	(1,407,000)	(1,575)	(18,477)	16,902
S&P 500 Index	4,695.000	03/28/2024	(5)	(2,347,500)	(2,675)	(37,026)	34,351
S&P 500 Index	4,805.000	03/28/2024	(7)	(3,363,500)	(5,915)	(33,657)	27,742
S&P 500 Index	4,865.000	03/28/2024	(8)	(3,892,000)	(9,160)	(55,917)	46,757
S&P 500 Index	4,885.000	03/28/2024	(4)	(1,954,000)	(5,140)	(18,207)	13,067
S&P 500 Index	4,895.000	03/28/2024	(6)	(2,937,000)	(8,190)	(25,374)	17,184
S&P 500 Index	4,915.000	03/28/2024	(2)	(983,000)	(3,080)	(10,438)	7,358
S&P 500 Index	5,010.000	03/28/2024	(20)	(10,020,000)	(57,200)	(59,692)	2,492
S&P 500 Index	5,015.000	03/28/2024	(20)	(10,030,000)	(59,400)	(61,925)	2,525
S&P 500 Index	5,020.000	03/28/2024	(20)	(10,040,000)	(61,800)	(64,347)	2,547
S&P 500 Index	5,025.000	03/28/2024	(20)	(10,050,000)	(64,000)	(66,813)	2,813
S&P 500 Index	5,030.000	03/28/2024	(21)	(10,563,000)	(69,825)	(72,898)	3,073
S&P 500 Index	4,880.000	04/30/2024	(4)	(1,952,000)	(11,480)	(26,047)	14,567
S&P 500 Index	4,890.000	04/30/2024	(2)	(978,000)	(5,980)	(12,078)	6,098
S&P 500 Index	4,905.000	04/30/2024	(6)	(2,943,000)	(19,140)	(42,662)	23,522
S&P 500 Index	5,020.000	04/30/2024	(8)	(4,016,000)	(43,280)	(47,097)	3,817

			(715)	$(509,497,000)	$(651,447)	$(1,465,488)	$814,041

Total written option contracts			(1,404)	$(1,037,724,000)	$(3,169,899)	$(2,523,606)	$(646,293)

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.000	03/15/2024	777	$1,942,500	$4,856	$2,288,516	$(2,283,660)
3 Month SOFR	97.750	03/15/2024	2,323	5,807,500	14,519	2,749,257	(2,734,738)
3 Month SOFR	95.125	06/14/2024	428	1,070,000	69,550	1,518,638	(1,449,088)
3 Month SOFR	97.250	06/14/2024	807	2,017,500	15,131	779,129	(763,998)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.750	06/14/2024	2,036	$5,090,000	$25,450	$ 2,716,180	$(2,690,730)
3 Month SOFR	98.500	06/14/2024	5,086	12,715,000	63,575	554,824	(491,249)
3 Month SOFR	95.250	09/13/2024	385	962,500	235,813	1,547,892	(1,312,079)
3 Month SOFR	96.000	09/13/2024	907	2,267,500	215,413	1,617,407	(1,401,994)
3 Month SOFR	97.250	09/13/2024	1,214	3,035,000	98,638	1,623,613	(1,524,975)
3 Month SOFR	98.000	09/13/2024	2,599	6,497,500	129,950	363,392	(233,442)
3 Month SOFR	96.250	12/13/2024	915	2,287,500	423,188	1,714,070	(1,290,882)
3 Month SOFR	97.250	12/13/2024	2,052	5,130,000	397,575	3,290,395	(2,892,820)
3 Month SOFR	98.000	12/13/2024	3,960	9,900,000	396,000	888,337	(492,337)
3 Month SOFR	96.500	03/14/2025	966	2,415,000	609,787	1,863,201	(1,253,414)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	829,600	2,263,037	(1,433,437)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	587,456	3,360,173	(2,772,717)
3 Month SOFR	98.000	03/14/2025	2,796	6,990,000	436,875	923,062	(486,187)
3 Month SOFR	96.250	06/13/2025	389	972,500	452,213	715,690	(263,477)
3 Month SOFR	96.625	06/13/2025	983	2,457,500	829,406	1,903,452	(1,074,046)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	927,162	1,290,144	(362,982)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	1,268,250	2,854,785	(1,586,535)
3 Month SOFR	96.500	09/12/2025	430	1,075,000	516,000	731,998	(215,998)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	995,831	1,888,445	(892,614)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	979,487	1,267,713	(288,226)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	1,565,325	3,074,948	(1,509,623)
3 Month SOFR	96.500	12/12/2025	404	1,010,000	563,075	729,000	(165,925)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	1,081,500	1,373,245	(291,745)
3 Month SOFR	97.500	12/12/2025	2,880	7,200,000	1,746,000	3,083,882	(1,337,882)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	597,000	781,114	(184,114)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	1,128,600	1,371,174	(242,574)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	648,375	766,846	(118,471)

Total purchased option contracts			49,181	$122,952,500	$17,851,600	$51,893,559	$(34,041,959)

TOTAL			49,181	$122,952,500	$17,851,600	$51,893,559	$(34,041,959)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 24.1%

U.S. Treasury Bills
$40,600,000	0.000%	03/12/24	$40,534,518
40,743,200	0.000	04/02/24	40,551,827
200,000,000	0.000	05/07/24	198,048,128
92,879,800	0.000	06/13/24	91,486,355
187,500,000	0.000	08/15/24	183,056,327

TOTAL U.S. TREASURY OBLIGATIONS (Cost $553,701,647)			$553,677,155

Shares	Dividend Rate		Value

Investment Company(b) – 68.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,575,563,640		5.219%	$1,575,563,640
(Cost $1,575,563,640)

TOTAL INVESTMENTS – 92.5% (Cost $2,129,265,287)			$2,129,240,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.5%			173,718,831

NET ASSETS – 100.0%			$2,302,959,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	22,334,241	AUD	33,900,000	03/20/24	$285,080
	USD	9,887,490	CAD	13,330,000	03/20/24	62,469
	USD	251,945,419	CHF	219,960,000	03/20/24	2,671,614
	USD	16,022,781	EUR	14,810,000	03/20/24	2,833
	USD	163,412,420	GBP	128,360,000	03/20/24	1,363,948
	USD	119,047,382	JPY	16,582,830,000	03/21/24	8,061,264
	USD	5,596,047	NZD	8,840,000	03/20/24	213,764

TOTAL						$12,660,972

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	41,480,000	USD	27,997,564	03/20/24	$(1,018,236)
	CHF	106,230,000	USD	124,531,553	03/20/24	(4,144,406)
	EUR	14,810,000	USD	16,360,157	03/20/24	(340,209)
	GBP	152,640,000	USD	193,948,709	03/20/24	(1,247,877)
	JPY	18,628,030,000	USD	128,666,445	03/21/24	(3,992,145)
	NZD	28,240,000	USD	17,308,889	03/20/24	(114,809)

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	82,354,354	CAD	111,750,000	03/20/24	$(12,185)
	USD	125,944,150	GBP	99,950,000	03/20/24	(238,032)

TOTAL						$(11,107,899)

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,195	06/18/24	$1,125,910,313	$ 3,038,701
S&P 500 E-Mini Index	5,892	03/15/24	1,503,564,750	63,252,640

Total				$66,291,341

Short position contracts:
20 Year U.S. Treasury Bonds	(1,018)	06/18/24	(121,396,500)	(629,235)
3 Month SOFR	(600)	06/17/25	(143,677,500)	844,674

Total				$ 215,439

TOTAL FUTURES CONTRACTS				$66,506,780

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,750.000	03/01/2024	424	$159,000,000	$1,060	$51,304	$ (50,244)
S&P 500 Index	4,575.000	03/01/2024	347	158,752,500	3,470	12,492	(9,022)
S&P 500 Index	3,700.000	03/04/2024	421	155,770,000	1,053	50,325	(49,272)
S&P 500 Index	3,800.000	03/05/2024	418	158,840,000	1,045	48,758	(47,713)
S&P 500 Index	3,800.000	03/06/2024	418	158,840,000	4,180	40,128	(35,948)
S&P 500 Index	3,950.000	03/07/2024	416	164,320,000	5,200	46,176	(40,976)
S&P 500 Index	3,950.000	03/08/2024	414	163,530,000	8,280	48,127	(39,847)
S&P 500 Index	3,950.000	03/11/2024	414	163,530,000	9,315	51,874	(42,559)
S&P 500 Index	4,000.000	03/12/2024	411	164,400,000	12,330	58,017	(45,687)
S&P 500 Index	3,600.000	03/14/2024	416	149,760,000	7,280	46,250	(38,970)
S&P 500 Index	3,690.000	03/15/2024	416	153,504,000	10,400	48,256	(37,856)
S&P 500 Index	3,820.000	03/15/2024	413	157,766,000	14,455	52,038	(37,583)
S&P 500 Index	3,800.000	03/18/2024	413	156,940,000	16,520	41,713	(25,193)
S&P 500 Index	3,800.000	03/19/2024	415	157,700,000	18,675	48,140	(29,465)
S&P 500 Index	3,600.000	03/20/2024	418	150,480,000	14,630	40,760	(26,130)
S&P 500 Index	3,900.000	03/21/2024	413	161,070,000	28,910	47,756	(18,846)
S&P 500 Index	4,000.000	03/22/2024	406	162,400,000	36,540	49,126	(12,586)
S&P 500 Index	4,000.000	03/25/2024	408	163,200,000	38,760	45,405	(6,645)
S&P 500 Index	4,000.000	03/26/2024	409	163,600,000	41,923	49,150	(7,227)

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,945.000	03/28/2024	409	$161,350,500	$44,990	$50,225	$ (5,235)
S&P 500 Index	4,020.000	03/28/2024	450	180,900,000	56,249	55,076	1,173

Total purchased option contracts			8,669	$3,365,653,000	$375,265	$981,096	$(605,831)

Written option contracts
Puts
S&P 500 Index	4,915.000	03/01/2024	(1,644)	(808,026,000)	(24,660)	(234,681)	210,021
S&P 500 Index	4,915.000	03/04/2024	(1,653)	(812,449,500)	(45,458)	(277,291)	231,833
S&P 500 Index	4,895.000	03/05/2024	(1,658)	(811,591,000)	(74,610)	(278,129)	203,519
S&P 500 Index	4,885.000	03/06/2024	(1,655)	(808,467,500)	(119,988)	(236,251)	116,263
S&P 500 Index	4,890.000	03/07/2024	(1,813)	(886,557,000)	(208,494)	(204,416)	(4,078)

Total written option contracts			(8,423)	$(4,127,091,000)	$(473,210)	$(1,230,768)	$ 757,558

TOTAL			246	$(761,438,000)	$(97,945)	$(249,672)	$ 151,727

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.750	03/14/2025	1,599	$3,997,500	$2,028,731	$ 2,042,435	$ (13,704)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	974,650	2,071,469	(1,096,819)

			3,143	$7,857,500	$3,003,381	$ 4,113,904	$(1,110,523)

Puts
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	1,888,819	1,902,522	(13,703)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	3,647,700	2,082,508	1,565,192

			3,143	$7,857,500	$5,536,519	$ 3,985,030	$ 1,551,489

Total purchased option contracts			6,286	$15,715,000	$8,539,900	$ 8,098,934	$ 440,966

Written option contracts
Puts
20 Year U.S. Treasury Bonds	114.000	03/22/2024	(1,214)	(1,214,000)	(132,781)	(564,449)	431,668
20 Year U.S. Treasury Bonds	117.000	03/22/2024	(1,188)	(1,188,000)	(649,688)	(830,799)	181,111
20 Year U.S. Treasury Bonds	116.000	04/26/2024	(1,350)	(1,350,000)	(1,265,625)	(1,260,495)	(5,130)

Total written option contracts			(3,752)	$(3,752,000)	$(2,048,094)	$(2,655,743)	$ 607,649

TOTAL			2,534	$11,963,000	$6,491,806	$ 5,443,191	$ 1,048,615

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 35.4%

U.S. Treasury Bills
$75,000,000	0.000%	05/07/24	$74,268,048
30,000,000	0.000	06/13/24	29,549,920
50,000,000	0.000	08/15/24	48,815,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $152,642,587)			$152,632,989

Shares	Dividend Rate		Value

Investment Company(b) – 60.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
259,580,713	5.219%		$259,580,713

(Cost $259,580,713)

TOTAL INVESTMENTS – 95.7% (Cost $412,223,300)			$412,213,702

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%			18,679,183

NET ASSETS – 100.0%			$430,892,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	9	06/18/24	$993,937	$ 280
2 Year U.S. Treasury Notes	713	06/28/24	145,986,750	27,838
5 Year U.S. Treasury Notes	2,371	06/28/24	253,474,719	26,150
S&P 500 E-Mini Index	8	03/15/24	2,041,500	36,131

TOTAL FUTURES CONTRACTS				$90,399

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,750.000	03/01/2024	90	$33,750,000	$225	$ 10,890	$ (10,665)
S&P 500 Index	3,700.000	03/04/2024	90	33,300,000	225	10,758	(10,533)
S&P 500 Index	3,800.000	03/05/2024	89	33,820,000	223	10,324	(10,101)
S&P 500 Index	3,800.000	03/06/2024	89	33,820,000	890	8,544	(7,654)
S&P 500 Index	3,950.000	03/07/2024	89	35,155,000	1,113	10,144	(9,031)
S&P 500 Index	3,950.000	03/08/2024	88	34,760,000	1,760	10,230	(8,470)
S&P 500 Index	3,950.000	03/11/2024	88	34,760,000	1,980	10,998	(9,018)
S&P 500 Index	4,000.000	03/12/2024	87	34,800,000	2,610	12,281	(9,671)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,600.000	03/14/2024	88	$31,680,000	$1,540	$ 9,784	$ (8,244)
S&P 500 Index	3,690.000	03/15/2024	88	32,472,000	2,200	10,208	(8,008)
S&P 500 Index	3,820.000	03/15/2024	87	33,234,000	3,045	10,962	(7,917)
S&P 500 Index	3,800.000	03/18/2024	87	33,060,000	3,480	8,787	(5,307)
S&P 500 Index	3,800.000	03/19/2024	87	33,060,000	3,915	10,092	(6,177)
S&P 500 Index	3,600.000	03/20/2024	89	32,040,000	3,115	8,679	(5,564)
S&P 500 Index	3,900.000	03/21/2024	88	34,320,000	6,160	10,176	(4,016)
S&P 500 Index	4,000.000	03/22/2024	86	34,400,000	7,740	10,406	(2,666)
S&P 500 Index	4,000.000	03/25/2024	87	34,800,000	8,265	9,682	(1,417)
S&P 500 Index	4,000.000	03/26/2024	87	34,800,000	8,917	10,455	(1,538)
S&P 500 Index	3,945.000	03/28/2024	87	34,321,500	9,570	10,683	(1,113)
S&P 500 Index	4,020.000	03/28/2024	84	33,768,000	10,500	10,280	220

Total purchased option contracts			1,755	$676,120,500	$77,473	$ 204,363	$(126,890)

Written option contracts
Puts
S&P 500 Index	4,915.000	03/01/2024	(350)	(172,025,000)	(5,250)	(49,963)	44,713
S&P 500 Index	4,915.000	03/04/2024	(350)	(172,025,000)	(9,625)	(58,713)	49,088
S&P 500 Index	4,895.000	03/05/2024	(352)	(172,304,000)	(15,840)	(59,048)	43,208
S&P 500 Index	4,885.000	03/06/2024	(351)	(171,463,500)	(25,448)	(50,105)	24,657
S&P 500 Index	4,890.000	03/07/2024	(340)	(166,260,000)	(39,100)	(38,335)	(765)

Total written option contracts			(1,743)	$(854,077,500)	$(95,263)	$(256,164)	$ 160,901

TOTAL			12	$(177,957,000)	$(17,790)	$ (51,801)	$ 34,011

EXCHANGE TRADED OPTIONS ON FUTURES

						Premiums	Unrealized
	Exercise	Expiration	Number of	Notional	Market	Paid (Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.875	03/15/2024	31	$ 77,500	$194	$ 459	$ (265)
3 Month SOFR	97.375	03/15/2024	31	77,500	193	268	(75)
3 Month SOFR	97.438	03/15/2024	31	77,500	194	266	(72)
3 Month SOFR	96.063	06/14/2024	31	77,500	1,163	8,209	(7,046)
3 Month SOFR	96.188	06/14/2024	31	77,500	1,163	7,434	(6,271)
3 Month SOFR	96.500	06/14/2024	31	77,500	969	5,497	(4,528)
3 Month SOFR	96.188	09/13/2024	31	77,500	6,200	19,834	(13,634)
3 Month SOFR	96.250	09/13/2024	31	77,500	5,812	18,672	(12,860)
3 Month SOFR	96.375	09/13/2024	31	77,500	5,038	16,734	(11,696)
3 Month SOFR	97.125	12/13/2024	30	75,000	6,562	15,444	(8,882)
3 Month SOFR	97.313	12/13/2024	30	75,000	5,625	10,570	(4,945)
3 Month SOFR	96.750	03/14/2025	30	75,000	15,000	15,819	(819)

			369	$ 922,500	$ 48,113	$119,206	$(71,093)

Puts
3 Month SOFR	94.688	03/15/2024	31	77,500	1,551	460	1,091
3 Month SOFR	95.063	03/15/2024	62	155,000	58,900	34,244	24,656

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

						Premiums	Unrealized
	Exercise	Expiration	Number of	Notional	Market	Paid (Received)	Appreciation/
Description	Price	Date	Contracts	Amount	Value	by Fund	(Depreciation)

3 Month SOFR	$94.313	06/14/2024	31	$ 77,500	$775	$ 653	$ 122
3 Month SOFR	94.438	06/14/2024	62	155,000	2,325	1,694	631
3 Month SOFR	94.375	09/13/2024	62	155,000	5,425	2,469	2,956
3 Month SOFR	94.813	09/13/2024	31	77,500	8,137	2,397	5,740
3 Month SOFR	95.438	12/13/2024	30	75,000	26,812	12,819	13,993
3 Month SOFR	95.500	12/13/2024	30	75,000	29,250	11,695	17,555
3 Month SOFR	95.000	03/14/2025	30	75,000	14,437	14,694	(257)

			369	$ 922,500	$147,612	$ 81,125	$ 66,487

Total purchased option contracts			738	$ 1,845,000	$195,725	$200,331	$ (4,606)

Written option contracts
Puts
10 Year U.S. Treasury Notes	107.750	03/01/2024	(45)	(45,000)	(45)	(1,235)	1,190
10 Year U.S. Treasury Notes	108.250	03/01/2024	(90)	(90,000)	(90)	(1,767)	1,677
10 Year U.S. Treasury Notes	108.500	03/01/2024	(134)	(134,000)	(134)	(5,788)	5,654
10 Year U.S. Treasury Notes	108.750	03/01/2024	(90)	(90,000)	(90)	(3,877)	3,787
10 Year U.S. Treasury Notes	109.000	03/01/2024	(44)	(44,000)	(308)	(3,270)	2,962
10 Year U.S. Treasury Notes	109.250	03/01/2024	(45)	(45,000)	(1,406)	(1,938)	532
10 Year U.S. Treasury Notes	107.750	03/08/2024	(45)	(45,000)	(45)	(1,235)	1,190
10 Year U.S. Treasury Notes	108.000	03/08/2024	(45)	(45,000)	(45)	(1,938)	1,893
10 Year U.S. Treasury Notes	108.250	03/08/2024	(45)	(45,000)	(703)	(532)	(171)
10 Year U.S. Treasury Notes	108.500	03/08/2024	(90)	(90,000)	(5,625)	(7,392)	1,767
10 Year U.S. Treasury Notes	108.750	03/08/2024	(87)	(87,000)	(2,719)	(3,093)	374
10 Year U.S. Treasury Notes	109.250	03/08/2024	(43)	(43,000)	(4,031)	(3,196)	(835)

			(803)	$ (803,000)	$(15,241)	$ (35,261)	$ 20,020

Calls
10 Year U.S. Treasury Notes	111.500	03/01/2024	(45)	(45,000)	(315)	(1,235)	920
10 Year U.S. Treasury Notes	111.750	03/01/2024	(45)	(45,000)	(45)	(1,235)	1,190
10 Year U.S. Treasury Notes	112.000	03/01/2024	(90)	(90,000)	(90)	(1,767)	1,677
10 Year U.S. Treasury Notes	112.250	03/01/2024	(90)	(90,000)	(90)	(2,471)	2,381
10 Year U.S. Treasury Notes	112.500	03/01/2024	(44)	(44,000)	(44)	(1,208)	1,164
10 Year U.S. Treasury Notes	112.750	03/01/2024	(45)	(45,000)	(45)	(532)	487
10 Year U.S. Treasury Notes	113.000	03/01/2024	(45)	(45,000)	(45)	(532)	487
10 Year U.S. Treasury Notes	113.250	03/01/2024	(44)	(44,000)	(44)	(520)	476
10 Year U.S. Treasury Notes	112.000	03/08/2024	(90)	(90,000)	(4,219)	(3,877)	(342)
10 Year U.S. Treasury Notes	112.250	03/08/2024	(87)	(87,000)	(2,719)	(3,091)	372
10 Year U.S. Treasury Notes	112.750	03/08/2024	(90)	(90,000)	(1,406)	(1,064)	(342)
10 Year U.S. Treasury Notes	113.000	03/08/2024	(87)	(87,000)	(609)	(667)	58

			(802)	$ (802,000)	$(9,671)	$ (18,199)	$ 8,528

Total written option contracts			(1,605)	$(1,605,000)	$(24,912)	$ (53,460)	$ 28,548

TOTAL			(867)	$ 240,000	$170,813	$ 146,871	$ 23,942

Abbreviation:
SOFR	—Secured Overnight Financing Rate

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(a) – 1.7%

Banks – 1.7%
Mizuho Bank Ltd.
$4,500,000	0.000%		03/04/24	$4,497,281
11,000,000	0.000		05/07/24	10,886,912
11,000,000	0.000		05/10/24	10,881,974
Sumitomo Mitsui Banking Corp.
23,000,000	0.000		03/22/24	22,923,777
Sumitomo Mitsui Trust Bank Ltd.
29,000,000	0.000		05/02/24	28,723,581

TOTAL CORPORATE OBLIGATIONS (Cost $76,359,958)				$77,913,525

Agency Debentures – 1.5%

Sovereign – 1.4%
Federal Farm Credit Banks Funding Corp.(b)
(Federal Reserve Bank Prime Loan Rate - 3.010%)
$166,000	5.490%		08/07/25	$166,242
(Secured Overnight Financing Rate + 0.200%)
140,000	5.510		12/05/24	140,218
Federal Home Loan Banks
8,275,781	5.165	(c)	03/08/24	8,275,119
25,560,000	5.340	(c)	04/23/24	25,550,543
14,830,000	5.330	(c)	04/26/24	14,827,331
14,875,000	5.300	(c)	05/22/24	14,852,241
(Secured Overnight Financing Rate + 0.120%)
555,000	5.430	(b)	01/03/25	555,267

				64,366,961

Food and Beverage – 0.1%
Federal Home Loan Banks
4,160,000	5.500		10/11/24	4,162,205

TOTAL AGENCY DEBENTURES (Cost $68,571,868)				$68,529,166

U.S. Treasury Obligations – 12.0%

U.S. Treasury Bills(a)
$8,672,000	0.000	%(d)	03/21/24	$8,646,562
31,672,800	0.000		06/25/24	31,140,032
1,987,100	0.000		08/22/24	1,938,001
U.S. Treasury Floating Rate Notes(b)
(3 mo. Treasury money market yield + 0.140%)
33,738,000	5.466	(d)	10/31/24	33,745,988
(3 mo. Treasury money market yield + 0.169%)
1,003,700	5.495		04/30/25	1,003,915
(3 mo. Treasury money market yield + 0.125%)
33,979,800	5.451		07/31/25	33,963,600
(3 mo. Treasury money market yield + 0.170%)
30,353,500	5.496		10/31/25	30,353,253
(3 mo. Treasury money market yield + 0.245%)
33,403,700	5.571		01/31/26	33,439,101
U.S. Treasury Notes
45,127,500	1.750		06/30/24	44,589,848
31,497,600	0.375		09/15/24	30,681,861
22,245,100	1.500		11/30/24	21,643,787

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

$111,697,300	2.125%		11/30/24	$109,197,201
35,579,000	4.500	(d)	11/30/24	35,388,597
155,809,999	3.875		08/15/33	151,160,046

TOTAL U.S. TREASURY OBLIGATIONS (Cost $560,008,750)				$566,891,792

Shares	Description			Value

Exchange Traded Funds – 1.8%

256,040	Alerian MLP ETF(e)			$11,698,468
8,016	iShares 7-10 Year Treasury Bond ETF			755,267
14,991	iShares Core MSCI Emerging Markets ETF			754,647
19,078	iShares Core S&P 500 ETF			9,738,365
57,371	iShares iBoxx $ High Yield Corporate Bond ETF			4,436,499
2,662,299	Sprott Physical Uranium Trust			53,946,301
53,314	Vanguard Real Estate ETF			4,561,013

TOTAL EXCHANGE TRADED FUNDS (Cost $64,388,250)				$85,890,560

Shares	Dividend Rate			Value

Investment Companies(f) – 26.4%

Goldman Sachs Energy Infrastructure Fund — Class R6
2,418,914	4.072%			$27,841,696
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,211,278,932	5.219			1,211,278,932
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
111,075	6.498			3,798,758

TOTAL INVESTMENT COMPANIES (Cost $1,227,777,887)				$1,242,919,386

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 43.4% (Cost $1,997,106,713)				$2,042,144,429

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 53.8%

Certificates of Deposit – 14.8%
Banco Santander SA
$9,092,000	5.880%		03/05/24	$9,092,501
10,904,000	5.750		11/27/24	10,933,102
(Secured Overnight Financing Rate + 0.710%)
23,667,000	6.020	(b)	04/19/24	23,688,899
Bank of America NA
1,147,000	5.960		08/15/24	1,149,009
6,527,000	5.470		08/16/24	6,527,268

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
$6,525,000	5.310%		10/10/24	$6,521,466
1,280,000	5.170		02/07/25	1,277,794
Barclays Bank PLC(b)
(Secured Overnight Financing Rate + 0.380%)
14,721,000	5.690		02/07/25	14,724,090
(Secured Overnight Financing Rate + 0.380%)
4,659,000	5.690		02/21/25	4,657,994
Bayerische Landesbank
11,758,000	5.820		03/08/24	11,758,420
8,400,000	6.000		09/25/24	8,420,629
4,600,000	5.100		01/10/25	4,587,346
4,300,000	5.210		01/10/25	4,291,997
BNP Paribas SA(b) (Secured Overnight Financing Rate + 0.400%)
17,954,000	5.710		05/10/24	17,964,503
Canadian Imperial Bank of Commerce
8,219,000	5.950		09/19/24	8,237,629
Chariot Funding LLC
12,700,000	5.540		08/01/24	12,700,991
4,551,000	5.640		11/01/24	4,551,233
17,126,000	5.640		11/05/24	17,126,910
Citibank NA
17,900,000	5.780		03/07/24	17,900,777
(Secured Overnight Financing Rate + 0.600%)
15,634,000	5.910	(b)	10/28/24	15,665,700
Collateralized Commercial Paper FLEX Co. LLC(g)
4,185,000	6.030	(c)	07/01/24	4,190,943
13,844,000	5.680		07/09/24	13,850,651
21,019,000	5.710	(b)	07/23/24	21,028,578
Cooperatieve Rabobank UA
6,000,000	5.750		03/07/24	6,000,355
16,400,000	5.750		06/17/24	16,406,695
8,006,000	5.960		07/24/24	8,021,685
9,931,000	5.800		11/12/24	9,964,522
4,476,000	5.500		12/16/24	4,480,980
Deutsche Bank AG
16,085,000	5.800		12/12/24	16,122,902
HSBC Bank PLC(g)
4,780,000	5.640		02/07/25	4,779,096
HSBC Bank USA NA
12,180,000	5.980		09/25/24	12,205,576
JP Morgan Securities LLC(b)(c)(g)
(Secured Overnight Financing Rate + 0.610%)
16,822,000	5.920		10/25/24	16,840,908
(Secured Overnight Financing Rate + 0.660%)
6,371,000	5.970		08/02/24	6,376,348
Jupiter Securitization Co. LLC(g)
32,354,000	5.640		11/05/24	32,371,471
Kookmin Bank(b)
(Secured Overnight Financing Rate + 0.470%)
25,292,000	5.780		05/20/24	25,312,815
(Secured Overnight Financing Rate + 0.600%)
18,548,000	5.910		01/08/25	18,559,085
(Secured Overnight Financing Rate + 0.650%)
15,509,000	5.960		01/29/25	15,522,348
Landesbank Baden-Wuerttemberg
7,100,000	5.990		09/25/24	7,117,192
Lloyds Bank Corporate Markets PLC
4,921,000	6.050		10/07/24	4,936,402

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.670%)
$10,795,000	5.980	%(b)	08/14/24	$10,819,725
Macquarie Bank Ltd.(b)(g) (Secured Overnight Financing Rate + 0.600%)
18,365,000	5.910		11/07/24	18,409,454
Matchpoint Finance PLC(b)(g) (Secured Overnight Financing Rate +0.390%)
6,963,000	5.700		05/08/24	6,965,947
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.350%)
2,000,000	5.660		01/31/25	2,000,182
MUFG Bank Ltd.
5,070,000	5.590		06/07/24	5,071,364
National Bank of Kuwait
16,394,000	5.720		05/16/24	16,395,951
Natixis SA
13,800,000	5.990		09/17/24	13,832,798
Nordea Bank Abp(b)
(Secured Overnight Financing Rate + 0.250%)
1,376,000	5.560	(g)	03/01/24	1,376,004
(Secured Overnight Financing Rate + 0.530%)
1,063,000	5.840		04/26/24	1,063,713
(Secured Overnight Financing Rate + 0.570%)
5,630,000	5.880		08/14/24	5,640,693
Old Line Funding LLC(b)(c)(g) (Secured Overnight Financing Rate +0.430%)
5,386,000	5.740		06/10/24	5,389,637
Royal Bank of Canada(b)
(Secured Overnight Financing Rate + 0.640%)
1,000,000	5.950	(g)	07/08/24	1,001,399
(Secured Overnight Financing Rate + 0.700%)
3,794,000	6.010		03/27/24	3,795,489
Skandinaviska Enskilda Banken AB(b)(g)
(Secured Overnight Financing Rate + 0.580%)
16,910,000	5.900		08/02/24	16,938,696
(Secured Overnight Financing Rate + 0.650%)
2,300,000	5.970		05/31/24	2,303,304
Standard Chartered Bank
10,476,000	6.070		07/23/24	10,494,114
8,787,000	6.050	(b)	09/05/24	8,809,317
Sumitomo Mitsui Banking Corp.(b) (Secured Overnight Financing Rate + 0.700%)
9,371,000	6.010		08/14/24	9,393,427
Svenska Handelsbanken AB(b) (Secured Overnight Financing Rate + 0.550%)
9,500,000	5.860		11/05/24	9,520,545
Swedbank AB
4,540,000	5.940		07/26/24	4,546,346
9,045,000	5.930		08/15/24	9,059,607
Thunder Bay Funding LLC(b)(c)(g) (Secured Overnight Financing Rate + 0.430%)
10,576,000	5.740		06/10/24	10,585,169
Toronto-Dominion Bank(b)(g) (Secured Overnight Financing Rate +0.480%)
7,529,000	5.800		05/09/24	7,534,544
Versailles Commercial Paper LLC
9,781,000	5.560		05/17/24	9,783,053
27,880,000	5.470	(b)	07/01/25	27,888,253

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Wells Fargo Bank NA
$7,082,000	5.230%		12/13/24	$7,074,224
(Secured Overnight Financing Rate + 0.600%)
24,591,000	5.910	(b)	11/06/24	24,648,852

				696,208,617

Commercial Paper – 39.0%
Albion Capital Corp. SA/Albion Capital LLC(a)
28,613,000	0.000		03/01/24	28,608,730
7,588,000	0.000		04/22/24	7,527,478
7,956,000	0.000		04/30/24	7,882,955
2,904,000	0.000		05/21/24	2,868,391
Alimentation Couche-Tard, Inc.(a)(g)
12,055,000	0.000		03/13/24	12,030,956
6,466,000	0.000		03/27/24	6,438,948
5,851,000	0.000		04/11/24	5,812,678
American Electric Power Co., Inc.(a)(g)
9,187,000	0.000		03/11/24	9,171,694
23,000,000	0.000		04/16/24	22,832,535
American Honda Finance Corp.(a)
6,087,000	0.000		04/05/24	6,053,229
Anheuser-Busch InBev Worldwide, Inc.(a)(g)
15,597,000	0.000		03/05/24	15,585,114
Antalis SA(a)(g)
11,375,000	0.000		04/03/24	11,317,310
40,678,000	0.000		05/02/24	40,292,952
9,328,000	0.000		05/03/24	9,238,307
AstraZeneca PLC(a)(g)
23,619,000	0.000		05/06/24	23,377,336
AT&T, Inc.(a)(g)
6,518,000	0.000		03/25/24	6,493,545
Atlantic Asset Securitization LLC(a)(g)
31,582,000	0.000		05/31/24	31,147,137
Australia & New Zealand Banking Group Ltd.(a)(g)
10,098,000	0.000		01/14/25	9,646,806
Baptist Healthcare System, Inc.(a)
6,400,000	0.000		03/15/24	6,385,504
Barclays Bank PLC(a)(g)
5,000,000	0.000		03/11/24	4,991,856
16,999,000	0.000		07/01/24	16,689,620
BASF SE(a)(g)
31,082,000	0.000		03/28/24	30,952,068
Bay Square Funding LLC(a)(g)
2,584,000	0.000		09/19/24	2,507,222
Bayer Corp.(a)(g)
12,650,000	0.000		07/08/24	12,391,098
8,350,000	0.000		07/09/24	8,177,806
3,000,000	0.000		09/16/24	2,906,633
Bedford Row Funding Corp.(a)(g)
14,609,000	0.000		04/26/24	14,484,926
Bell Telephone Co. of Canada or Bell Canada(a)(g)
4,666,000	0.000		07/03/24	4,578,526
Brighthouse Financial Short Term Funding LLC(a)(g)
1,834,000	0.000		09/05/24	1,782,469
Caisse d’Amortissement de la Dette Sociale(a)(g)
40,750,000	0.000		04/15/24	40,473,199
Canadian National Railway Co.(a)(g)
39,000,000	0.000		06/07/24	38,428,379

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
$4,009,000	0.000%	06/26/24	$3,939,599
CDP Financial, Inc.(a)(g)
6,711,000	0.000	01/14/25	6,406,370
Cisco Systems, Inc.(a)(g)
31,560,000	0.000	07/30/24	30,864,329
8,262,000	0.000	08/16/24	8,055,706
3,000,000	0.000	08/26/24	2,920,812
Citigroup Global Markets, Inc.(a)(g)
8,503,000	0.000	09/16/24	8,253,642
Coca-Cola Co.(a)(g)
1,592,000	0.000	05/22/24	1,572,990
9,563,000	0.000	07/17/24	9,371,612
Columbia Funding Co. LLC(a)(g)
34,339,000	0.000	07/18/24	33,623,223
CVS Health Corp.(a)(g)
15,614,000	0.000	04/01/24	15,537,221
DNB Bank ASA(a)(g)
3,164,000	0.000	07/31/24	3,093,516
6,448,000	0.000	09/20/24	6,257,992
4,889,000	0.000	01/15/25	4,667,627
Duke Energy Corp.(a)(g)
15,713,000	0.000	04/24/24	15,578,927
Emerson Electric Co.(a)(g)
17,259,000	0.000	04/03/24	17,172,261
29,212,000	0.000	04/10/24	29,034,885
Entergy Corp.(a)(g)
11,564,000	0.000	03/14/24	11,539,342
9,092,000	0.000	04/02/24	9,045,636
15,358,000	0.000	05/06/24	15,201,346
10,243,000	0.000	05/29/24	10,103,439
Equitable Short Term Funding LLC(a)(g)
13,500,000	0.000	07/09/24	13,240,514
ERP Operating LP(a)(g)
26,663,000	0.000	03/20/24	26,581,480
Erste Abwicklungsanstalt(a)(g)
30,000,000	0.000	04/09/24	29,821,111
8,571,000	0.000	05/02/24	8,488,849
Fortune Brands Innovations, Inc.(a)(g)
6,000,000	0.000	03/11/24	5,989,639
General Motors Financial Co., Inc.(a)(g)
17,391,000	0.000	04/15/24	17,263,773
3,606,000	0.000	05/08/24	3,566,418
5,000,000	0.000	05/21/24	4,934,825
3,000,000	0.000	07/17/24	2,934,689
Glencore Funding LLC(a)(g)
3,730,000	0.000	04/30/24	3,694,191
15,646,000	0.000	06/04/24	15,415,107
10,832,000	0.000	07/31/24	10,579,953
Gotham Funding Corp.(a)(g)
30,884,000	0.000	03/01/24	30,879,435
GTA Funding LLC(a)(g)
9,470,000	0.000	06/28/24	9,301,118
HSBC USA, Inc.(a)(g)
4,203,000	0.000	05/20/24	4,151,243
3,509,000	0.000	05/24/24	3,463,666
3,402,000	0.000	06/27/24	3,340,867
12,252,000	0.000	06/28/24	12,030,035
6,721,000	0.000	12/11/24	6,423,037

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 29, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Humana, Inc.(a)(g)
$20,000,000	0.000%	03/04/24	$19,987,943
24,769,000	0.000	03/25/24	24,673,852
Hyundai Capital America(a)(g)
17,247,000	0.000	03/15/24	17,207,655
Johnson & Johnson(a)(g)
11,681,000	0.000	06/27/24	11,479,766
JPMorgan Securities PLC(a)
14,040,754	0.000	07/26/24	13,734,696
13,000,000	0.000	08/01/24	12,705,620
Keurig Dr Pepper, Inc.(a)(g)
35,699,000	0.000	04/22/24	35,407,275
Kreditanstalt fuer Wiederaufbau(a)(g)
25,000,000	0.000	08/28/24	24,344,688
9,531,000	0.000	09/03/24	9,275,180
La Fayette Asset Securitization LLC(a)(g)
5,778,000	0.000	04/26/24	5,728,873
Liberty Street Funding LLC(a)(g)
10,800,000	0.000	03/20/24	10,767,886
LMA-Americas LLC(a)(g)
11,695,000	0.000	05/15/24	11,562,319
15,687,000	0.000	07/05/24	15,392,295
1,850,000	0.000	10/10/24	1,789,787
LVMH Moet Hennessy Louis Vuitton SE(a)(g)
3,000,000	0.000	03/25/24	2,988,921
1,563,000	0.000	04/12/24	1,553,060
7,706,000	0.000	05/20/24	7,613,707
LVMH Moet Hennessy Louis Vuitton, Inc.(a)(g)
4,777,000	0.000	06/06/24	4,707,992
Macquarie Bank Ltd.(a)(g)
750,000	0.000	05/10/24	741,950
6,760,000	0.000	02/13/25	6,422,920
Matchpoint Finance PLC(a)(g)
14,845,000	0.000	04/01/24	14,774,140
6,512,000	0.000	07/09/24	6,385,959
Microsoft Corp.(a)(g)
23,704,000	0.000	06/04/24	23,370,121
3,509,000	0.000	07/10/24	3,441,580
Nasdaq, Inc.(a)(g)
7,848,000	0.000	04/17/24	7,789,967
8,000,000	0.000	04/24/24	7,932,187
National Bank of Canada(a)(g)
24,204,000	0.000	11/06/24	23,323,585
14,470,000	0.000	01/17/25	13,803,610
National Securities Clearing Corp.(a)(g)
39,093,000	0.000	04/01/24	38,907,763
Nederlandse Waterschapsbank NV(a)(g)
13,422,000	0.000	05/06/24	13,290,165
31,885,000	0.000	07/29/24	31,197,622
NTT Finance Americas, Inc.(a)
31,265,000	0.000	03/26/24	31,142,454
Nutrien Ltd.(a)(g)
4,030,000	0.000	04/23/24	3,996,341
3,284,000	0.000	05/07/24	3,249,577
7,400,000	0.000	05/23/24	7,304,550
Oracle Corp.(a)(g)
8,189,000	0.000	03/04/24	8,184,063
2,755,000	0.000	03/06/24	2,752,507

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
$7,422,000	0.000%	03/07/24	$7,414,164
Pacific Life Short Term Funding LLC(a)(g)
9,995,000	0.000	01/16/25	9,534,526
10,000,000	0.000	01/30/25	9,520,515
Parker-Hannifin Corp.(a)(g)
35,620,000	0.000	03/19/24	35,517,035
5,000,000	0.000	04/10/24	4,968,483
PepsiCo, Inc.(a)(g)
3,900,000	0.000	03/15/24	3,891,480
Pfizer, Inc.(a)(g)
11,210,000	0.000	06/05/24	11,049,361
Philip Morris International, Inc.(a)(g)
16,565,000	0.000	06/04/24	16,325,139
PSP Capital, Inc.(a)(g)
21,250,000	0.000	12/16/24	20,373,385
Pure Grove Funding(a)(g)
19,795,000	0.000	11/21/24	19,033,906
13,582,000	0.000	01/16/25	12,956,271
Ridgefield Funding Co. LLC(a)(g)
32,357,000	0.000	05/20/24	31,965,537
Salisbury Receivables Co. LLC(a)(g)
3,200,000	0.000	07/23/24	3,132,000
Sanofi SA(a)(g)
9,450,000	0.000	06/07/24	9,310,577
Societe Generale SA(a)(g)
6,330,000	0.000	12/09/24	6,071,441
Starbird Funding Corp.(a)(g)
14,845,000	0.000	04/01/24	14,774,140
15,644,000	0.000	05/10/24	15,478,430
TELUS Corp.(a)(g)
1,523,000	0.000	04/22/24	1,510,482
15,291,000	0.000	06/06/24	15,057,964
Thunder Bay Funding LLC(a)
3,429,000	0.000	04/08/24	3,408,594
Toronto-Dominion Bank(a)(g)
4,953,000	0.000	12/12/24	4,751,715
TotalEnergies Capital SA(a)(g)
30,000,000	0.000	03/11/24	29,951,036
Toyota Industries Commercial Finance, Inc.(a)(g)
24,454,000	0.000	04/22/24	24,261,643
6,724,000	0.000	08/12/24	6,560,247
5,000,000	0.000	10/04/24	4,841,952
Toyota Motor Credit Corp.(a)
10,000,000	0.000	08/02/24	9,772,559
UBS AG(a)(g)
17,556,000	0.000	08/28/24	17,088,202
16,193,000	0.000	12/04/24	15,544,363
UDR, Inc.(a)(g)
19,163,000	0.000	03/12/24	19,128,135
UnitedHealth Group, Inc.(a)(g)
23,166,000	0.000	03/20/24	23,095,487
Versailles Commercial Paper LLC(a)
3,446,000	0.000	04/03/24	3,428,523
Victory Receivables Corp.(a)(g)
7,856,000	0.000	04/23/24	7,792,673
VW Credit, Inc.(a)(g)
10,257,000	0.000	03/19/24	10,227,239
2,004,000	0.000	03/22/24	1,997,246

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
$8,885,000	0.000%	05/14/24	$8,781,434
Walt Disney Co.(a)(g)
14,280,000	0.000	03/26/24	14,224,125
Westpac Banking Corp.(a)(g)
8,967,000	0.000	09/12/24	8,713,118

			1,835,801,535

TOTAL SHORT-TERM INVESTMENTS (Cost $2,531,529,178)			$2,532,010,152

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.2% (Cost $4,528,635,891)			$4,574,154,581

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle(f) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,388,473	5.219%		$2,388,473
(Cost $2,388,473)

TOTAL INVESTMENTS – 97.2% (Cost $4,531,024,364)			$4,576,543,054

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			133,690,740

NET ASSETS – 100.0%			$4,710,233,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	9,133	06/18/24	$1,008,625,687	$2,330,833
2 Year U.S. Treasury Notes	6,564	06/28/24	1,343,979,000	518,127
5 Year U.S. Treasury Notes	6,744	06/28/24	720,975,750	1,001,831
E-Mini Russell 2000 Index	94	03/15/24	9,669,310	47,171
Nasdaq 100 E-Mini Index	27	03/15/24	9,764,685	852,346
Stoxx Europe 600	362	03/15/24	9,681,467	230,841
Topix Index	59	03/07/24	10,550,894	1,088,944

TOTAL FUTURES CONTRACTS				$6,070,093

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 29, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At February 29, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

6M GBP	4.325%	09/19/33	GBP	69,400	$2,912,155

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	BofA Securities LLC	3.740%	08/14/2024	294,900,000	$294,900,000	$6,360,079	$ 6,605,760	$(245,681)
1M IRS	MS & Co. Int. PLC	3.440	01/24/2025	70,080,000	70,080,000	2,077,556	2,511,030	(433,474)

				364,980,000	$364,980,000	$8,437,635	$ 9,116,790	$(679,155)

Written option contracts
Calls
6M IRS	BofA Securities LLC	3.390	08/14/2024	(294,900,000)	(294,900,000)	(3,177,430)	(3,420,840)	243,410
1M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(140,160,000)	(140,160,000)	(2,008,263)	(2,511,030)	502,767

				(435,060,000)	$(435,060,000)	$(5,185,693)	$(5,931,870)	$ 746,177

TOTAL				(70,080,000)	$(70,080,000)	$3,251,942	$ 3,184,920	$ 67,022

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	JPMorgan Securities, Inc.	$0.958	06/12/2024	81,160,000	$81,160,000	$528,411	$ 532,170	$ (3,759)
Call USD/ Put BAR	MS & Co. Int. PLC	7.147	04/25/2024	297,100,000	297,100,000	1,872,324	1,381,515	490,809

				378,260,000	$378,260,000	$2,400,735	$1,913,685	$487,050

Written option contract
Puts
Put EUR/Call CHF	MS & Co. Int. PLC	0.906	06/12/2024	(81,160,000)	(81,160,000)	(71,841)	(532,170)	460,329

TOTAL				297,100,000	$297,100,000	$2,328,894	$1,381,515	$947,379

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
NYMEX Light Sweet Crude Oil	$75.000	03/15/2024	1,993	$1,993,000	$7,673,050	$ 6,975,970	$ 697,080

Written option contract
Calls
NYMEX Light Sweet Crude Oil	85.000	03/15/2024	(1,993)	(1,993,000)	(318,880)	(1,297,381)	978,501

TOTAL			0	$0	$7,354,170	$ 5,678,589	$1,675,581

Currency Abbreviations:
GBP	—British Pound

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $1,696,047,938 and $1,575,563,640, respectively)	$1,964,674,480	$1,575,563,640
Investments in unaffiliated issuers, at value (cost $845,186,745 and $553,701,647, respectively)(a)	989,339,983	553,677,155
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	8,623,125	—
Purchased options, at value (premium paid $56,323,008 and $9,080,030, respectively)	19,196,932	8,915,165
Cash	45,833,528	67,181,101
Foreign currencies, at value (cost $2,799,551 and $1,164, respectively)	2,771,187	1,143
Unrealized gain on forward foreign currency exchange contracts	9,796,108	12,660,972
Variation margin on futures contracts	4,220,828	—
Receivables:
Collateral on certain derivative contracts(b)	71,839,321	107,532,234
Investments sold	65,426,918	—
Fund shares sold	3,838,049	717,136
Dividends	1,264,715	6,350,941
Foreign tax reclaims	211,557	—
Reimbursement from investment adviser	24,766	—
Securities lending income	14,605	—
Due from broker	—	204,415
Other assets	25,409	31,250

Total assets	3,187,101,511	2,332,835,152

Liabilities:

Written option contracts, at value (premium received $2,523,606 and $3,886,511, respectively)	3,169,899	2,521,304
Unrealized loss on forward foreign currency exchange contracts	796,378	11,107,899
Variation margin on futures contracts	—	443,405
Payables:
Fund shares redeemed	74,429,000	4,029,569
Payable upon return of securities loaned	8,623,125	—
Due to broker	2,703,907	—
Investments purchased	872,460	10,350,974
Management fees	638,479	1,144,638
Transfer Agency fees	49,598	54,313
Accrued expenses	352,147	223,424

Total liabilities	91,634,993	29,875,526

Net Assets:

Paid-in capital	2,474,517,720	2,266,019,820
Total distributable earnings	620,948,798	36,939,806

NET ASSETS	$3,095,466,518	$2,302,959,626
Net Assets:
Institutional	$3,095,466,518	$ 14,176,683
Class P	—	2,288,782,943
Total Net Assets	$3,095,466,518	$2,302,959,626
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	208,916,709	1,226,540
Class P	—	200,597,980
Net asset value, offering and redemption price per share:
Institutional	$14.82	$11.56
Class P	—	11.41

(a)	Includes loaned securities having market value of $8,451,429 and $0, for the Global Managed Beta and Strategic Factor Allocation Funds respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Options
Global Managed Beta	$32,608,967	$3,270,000	$35,960,354
Strategic Factor Allocation	102,672,234	4,860,000	—

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued) February 29, 2024 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $259,580,713 and $1,227,777,887, respectively)	$259,580,713	$1,242,919,386
Investments in unaffiliated issuers, at value (cost $152,642,587 and $3,300,858,004, respectively)(b)	152,632,989	3,331,235,195
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	2,388,473
Purchased options, at value (premium paid $404,694 and $18,006,445, respectively)	273,198	18,511,420
Cash	13,436,708	86,837,232
Foreign currencies, at value (cost $0 and $0, respectively)	—	8,448
Variation margin on futures contracts	—	1,111,440
Variation margin on swaps contracts	—	410,176
Receivables:
Collateral on certain derivative contracts(c)	5,692,184	23,963,952
Interest and dividends	1,088,360	17,514,521
Due from broker	77,757	—
Fund shares sold	25,000	9,798,439
Investments sold	5,636	11,491,311
Reimbursement from investment adviser	1,448	5,397
Securities lending income	—	23,396
Other assets	15,852	64,888

Total assets	432,829,845	4,746,283,674

Liabilities:

Written option contracts, at value (premium received $309,624 and $7,761,421, respectively)	120,175	5,576,414
Variation margin on futures contracts	397,314	—
Payables:
Investments purchased	1,129,155	15,986,750
Management fees	105,403	2,539,214
Fund shares redeemed	99,000	5,949,156
Transfer Agency fees	10,416	112,568
Due to broker	—	3,200,000
Payable upon return of securities loaned	—	2,388,473
Accrued expenses	75,497	297,305

Total liabilities	1,936,960	36,049,880

Net Assets:

Paid-in capital	453,974,101	4,775,404,081
Total distributable loss	(23,081,216)	(65,170,287)

NET ASSETS	$430,892,885	$4,710,233,794
Net Assets:
Institutional	$310,969	$19,947,895
Class R6	—	612,238,878
Class P	430,581,916	4,078,047,021
Total Net Assets	$430,892,885	$4,710,233,794
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	32,383	1,880,808
Class R6	—	59,730,720
Class P	44,831,903	397,952,168
Net asset value, offering and redemption price per share:
Institutional	$9.60	$10.61
Class R6	—	10.25
Class P	9.60	10.25

(a)

Consolidated Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity—TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $2,333,512, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Strategic Volatility Premium	$5,692,184	$—
Tactical Tilt Overlay	18,867,618	5,096,334

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $74,112 and $0, respectively)	$18,762,540	$—

Dividends — affiliated issuers	11,849,865	35,965,093

Interest	504,978	17,774,095

Securities lending income, net of rebates received or paid to borrowers	128,948	—

Total investment income	31,246,331	53,739,188

Expenses:

Management fees	4,414,332	8,116,950

Transfer Agency fees(a)	294,289	328,107

Custody, accounting and administrative services	168,553	107,076

Professional fees	66,506	63,245

Registration fees	16,777	33,811

Printing and mailing costs	12,902	18,858

Trustee fees	12,280	12,116

Prime broker fees	6,550	8,719

Other	23,796	26,459

Total expenses	5,015,985	8,715,341

Less — expense reductions	(822,818)	(1,097,318)

Net expenses	4,193,167	7,618,023

NET INVESTMENT INCOME	27,053,164	46,121,165

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	228,127,213	—

Investments — affiliated issuers	11,943,169	—

Purchased options	(5,307,198)	(5,968,012)

Futures contracts	13,118,997	60,615,837

Written options	(5,809,224)	22,567,024

Forward foreign currency exchange contracts	4,819,672	(3,025,203)

Foreign currency transactions	(2,878)	(13)

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	147,762,941	—

Investments — unaffiliated issuers	(131,447,833)	1,922,102

Purchased options	(13,227,039)	441,303

Futures contracts	35,542,934	54,816,124

Written options	(1,513,939)	(203,876)

Forward foreign currency exchange contracts	6,361,833	3,325,574

Foreign currency translation	(107,116)	8

Net realized and unrealized gain	290,261,532	134,490,868

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$317,314,696	$180,612,033

(a)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class P
Global Managed Beta	$294,289	$ —
Strategic Factor Allocation	2,880	325,227

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued) For the Six Months Ended February 29, 2024 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)

Investment Income:

Dividends — unaffiliated issuers	$—	$954,767

Dividends — affiliated issuers	6,607,672	33,903,888

Interest	4,196,512	88,532,884

Securities lending income, net of rebates received or paid to borrowers	—	290,036

Total investment income	10,804,184	123,681,575

Expenses:

Management fees	1,091,499	17,683,476

Transfer Agency fees(b)	65,504	698,621

Professional fees	63,376	89,781

Custody, accounting and administrative services	40,862	190,867

Registration fees	18,215	45,097

Printing and mailing costs	11,619	22,111

Trustee fees	10,911	13,776

Prime broker fees	—	1,158

Other	4,157	28,894

Total expenses	1,306,143	18,773,781

Less — expense reductions	(429,800)	(2,005,904)

Net expenses	876,343	16,767,877

NET INVESTMENT INCOME	9,927,841	106,913,698

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	—	1,525,821

Net realized gain (loss) from:

Investments — unaffiliated issuers	—	3,892,261

Investments — affiliated issuers	—	24,744,556

Purchased options	(1,282,171)	17,392,162

Futures contracts	(348,263)	(10,369,887)

Written options	6,568,794	(11,846,486)

Swap contracts	—	20,544,953

Forward foreign currency exchange contracts	223	(1,921,097)

Foreign currency transactions	—	(334,762)

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	—	(24,040,273)

Investments — unaffiliated issuers	509,494	25,568,688

Purchased options	(4,221)	7,688,049

Futures contracts	(1,462,789)	(8,226,800)

Written options	47,416	2,185,007

Swap contracts	—	(124,959)

Foreign currency translation	—	174,693

Net realized and unrealized gain	4,028,483	46,851,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,956,324	$153,765,624

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity – TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium	$ 56	$ —	$ 65,448
Tactical Tilt Overlay	4,893	86,783	606,945

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$ 27,053,164	$37,369,399	$ 46,121,165	$ 61,894,294

Net realized gain	246,889,751	40,000,958	74,189,633	63,150,787

Net change in unrealized gain	43,371,781	166,745,167	60,301,235	12,644,797

Net increase in net assets resulting from operations	317,314,696	244,115,524	180,612,033	137,689,878

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(54,313,580)	(99,998,153)	(489,815)	(275,278)

Class R6 Shares(a)	—	—	—	(249)

Class P Shares	—	—	(72,117,761)	(39,916,205)

Total distributions to shareholders	(54,313,580)	(99,998,153)	(72,607,576)	(40,191,732)

From share transactions:

Proceeds from sales of shares	830,242,874	1,025,111,264	136,308,231	798,949,747

Reinvestment of distributions	54,313,580	99,961,817	72,607,576	40,191,732

Cost of shares redeemed	(590,164,584)	(393,640,885)	(258,490,857)	(800,472,621)

Net increase (decrease) in net assets resulting from share transactions	294,391,870	731,432,196	(49,575,050)	38,668,858

TOTAL INCREASE	557,392,986	875,549,567	58,429,407	136,167,004

Net assets:

Beginning of period	2,538,073,532	1,662,523,965	2,244,530,219	2,108,363,215

End of period	$3,095,466,518	$2,538,073,532	$2,302,959,626	$2,244,530,219

(a)	At the close of business on July 14, 2023, Class R6 Shares of the Strategic Factor Allocation Fund were liquidated.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund		Tactical Tilt Overlay Fund(a)

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$ 9,927,841	$15,402,232	$ 106,913,698	$ 170,463,667

Net realized gain (loss)	4,938,583	(12,307,105)	43,627,521	60,894,805

Net change in unrealized gain (loss)	(910,100)	2,209,506	3,224,405	(63,869,625)

Net increase in net assets resulting from operations	13,956,324	5,304,633	153,765,624	167,488,847

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(11,216)	(2,343)	(1,239,651)	(188,140)

Class R6 Shares	—	—	(30,435,080)	(4,706,050)

Class P Shares	(18,407,711)	(3,702,660)	(216,862,467)	(35,188,129)

Total distributions to shareholders	(18,418,927)	(3,705,003)	(248,537,198)	(40,082,319)

From share transactions:

Proceeds from sales of shares	29,467,821	193,782,450	391,341,270	783,089,810

Reinvestment of distributions	18,418,927	3,705,003	248,537,198	40,080,055

Cost of shares redeemed	(56,497,800)	(267,189,113)	(525,283,855)	(807,449,960)

Net increase (decrease) in net assets resulting from share transactions	(8,611,052)	(69,701,660)	114,594,613	15,719,905

TOTAL INCREASE (DECREASE)	(13,073,655)	(68,102,030)	19,823,039	143,126,433

Net assets:

Beginning of period	443,966,540	512,068,570	4,690,410,755	4,547,284,322

End of period	$430,892,885	$443,966,540	$4,710,233,794	$4,690,410,755

(a)

Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Managed Beta Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$13.62		$12.86	$16.71	$13.26	$11.86	$12.23

Net investment income(a)	0.13		0.25	0.28	0.21	0.22	0.29

Net realized and unrealized gain (loss)	1.32		1.23	(2.69)	3.89	1.67	(0.25)

Total from investment operations	1.45		1.48	(2.41)	4.10	1.89	0.04

Distributions to shareholders from net investment income	(0.25)		(0.72)	(0.33)	(0.18)	(0.38)	(0.29)

Distributions to shareholders from net realized gains	—		—	(1.11)	(0.47)	(0.11)	(0.12)

Total distributions	(0.25)		(0.72)	(1.44)	(0.65)	(0.49)	(0.41)

Net asset value, end of period	$14.82		$13.62	$12.86	$16.71	$13.26	$11.86

Total return(b)	10.70%		12.24%	(15.81)%	31.87%	16.13%	0.78%

Net assets, end of period (in 000s)	$3,095,467		$2,538,074	$1,662,524	$2,262,595	$1,593,288	$1,151,378

Ratio of net expenses to average net assets(c)	0.28	%(d)	0.30%	0.30%	0.20%	0.05%	0.05%

Ratio of total expenses to average net assets(c)	0.34	%(d)	0.36%	0.36%	0.35%	0.37%	0.37%

Ratio of net investment income to average net assets	1.84	%(d)	1.91%	1.94%	1.40%	1.79%	2.49%

Portfolio turnover rate(e)	43%		23%	26%	29%	45%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023		2022		2021		2020		2019

Per Share Data

Net asset value, beginning of period	$11.00		$10.50		$12.76		$11.98		$11.06		$11.26

Net investment income (loss)(a)	0.23		0.31		(0.01)		(0.08)		0.03		0.11

Net realized and unrealized gain (loss)	0.70		0.39		(0.67)		1.77		1.18		0.30

Total from investment operations	0.93		0.70		(0.68)		1.69		1.21		0.41

Distributions to shareholders from net investment income	(0.37)		(0.18)		—		—		(0.15)		—

Distributions to shareholders from net realized gains	—		(0.02)		(1.58)		(0.91)		(0.14)		(0.61)

Total distributions	(0.37)		(0.20)		(1.58)		(0.91)		(0.29)		(0.61)

Net asset value, end of period	$11.56		$11.00		$10.50		$12.76		$11.98		$11.06

Total return(b)	8.70%		6.88%		(6.47)%		15.01%		11.11%		4.15%

Net assets, end of period (in 000s)	$14,177		$14,710		$12,455		$3,960		$3,013		$5,424

Ratio of net expenses to average net assets	0.71	%(c)	0.70%		0.69%		0.69%		0.69%		0.72%

Ratio of total expenses to average net assets	0.81	%(c)	0.81%		0.81%		0.82%		0.82%		0.82%

Ratio of net investment income (loss) to average net assets	4.22	%(c)	2.94%		(0.10)%		(0.67)%		0.26%		1.05%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	962%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended February 29, 2024, and the years ended August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023		2022		2021		2020		2019

Per Share Data

Net asset value, beginning of period	$10.86		$10.38		$12.62		$11.86		$10.96		$11.26

Net investment income (loss)(a)	0.23		0.31		(0.04)		(0.08)		0.02		0.11

Net realized and unrealized gain (loss)	0.69		0.37		(0.62)		1.75		1.18		0.29

Total from investment operations	0.92		0.68		(0.66)		1.67		1.20		0.40

Distributions to shareholders from net investment income	(0.37)		(0.18)		—		—		(0.16)		(0.09)

Distributions to shareholders from net realized gains	—		(0.02)		(1.58)		(0.91)		(0.14)		(0.61)

Total distributions	(0.37)		(0.20)		(1.58)		(0.91)		(0.30)		(0.70)

Net asset value, end of period	$11.41		$10.86		$10.38		$12.62		$11.86		$10.96

Total return(b)	8.63%		6.97%		(6.47)%		15.09%		11.03%		4.16%

Net assets, end of period (in 000s)	$2,288,783		$2,229,820		$2,095,895		$2,347,839		$1,616,030		$1,565,955

Ratio of net expenses to average net assets	0.70	%(c)	0.69%		0.67%		0.68%		0.68%		0.71%

Ratio of total expenses to average net assets	0.80	%(c)	0.80%		0.80%		0.81%		0.82%		0.82%

Ratio of net investment income (loss) to average net assets	4.23	%(c)	2.95%		(0.31)%		(0.66)%		0.15%		1.07%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	962%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended February 29, 2024, and the years ended August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund

	Institutional Shares

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2021(a)
			2023		2022

Per Share Data

Net asset value, beginning of period	$9.70		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.22		0.31		—	(c)	(0.02)

Net realized and unrealized gain (loss)	0.09		(0.20)		(0.40)		0.12

Total from investment operations	0.31		0.11		(0.40)		0.10

Distributions to shareholders from net investment income	(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		(0.04)		—

Total distributions	(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.60		$9.70		$9.66		$10.10

Total return(d)	3.23%		1.38%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$311		$327		$306		$350

Ratio of net expenses to average net assets	0.41	%(e)	0.39%		0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.61	%(e)	0.60%		0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	4.53	%(e)	3.25%		(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 29, 2024, and the years ended August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund

	Class P Shares

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2021(a)
			2023		2022

Per Share Data

Net asset value, beginning of period	$9.71		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.22		0.31		—	(c)	(0.01)

Net realized and unrealized gain (loss)	0.08		(0.19)		(0.40)		0.11

Total from investment operations	0.30		0.12		(0.40)		0.10

Distributions to shareholders from net investment income	(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		(0.04)		—

Total distributions	(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.60		$9.71		$9.66		$10.10

Total return(d)	3.25%		1.39%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$430,582		$443,639		$511,763		$422,570

Ratio of net expenses to average net assets	0.40	%(e)	0.38%		0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.60	%(e)	0.59%		0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	4.55	%(e)	3.23%		0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 29, 2024, and the years ended August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund

	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.81		$10.51	$10.66	$10.20	$9.94	$9.87

Net investment income (loss)(a)	0.25		0.39	0.05	(0.02)	0.11	0.22

Net realized and unrealized gain (loss)	0.12		— (b)	0.01	0.95	0.26	(0.15)

Total from investment operations	0.37		0.39	0.06	0.93	0.37	0.07

Distributions to shareholders from net investment income	(0.57)		(0.09)	(0.21)	(0.47)	(0.11)	—

Net asset value, end of period	$10.61		$10.81	$10.51	$10.66	$10.20	$9.94

Total return(c)	3.40%		3.82%	0.49%	9.43%	3.72%	0.71%

Net assets, end of period (in 000s)	$19,948		$26,750	$21,588	$6,105	$1,681	$25,673

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.71%	0.68%	0.69%	0.73%	0.74%

Ratio of total expenses to average net assets(d)	0.77	%(e)	0.77%	0.77%	0.78%	0.78%	0.79%

Ratio of net investment income (loss) to average net assets	4.59	%(e)	3.69%	0.47%	(0.15)%	1.08%	2.17%

Portfolio turnover rate(f)	62%		150%	61%	60%	70%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund

	Class R6 Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.46		$10.17	$10.33	$9.91	$9.67	$9.87

Net investment income (loss)(a)	0.24		0.38	0.02	(0.01)	0.07	0.26

Net realized and unrealized gain (loss)	0.12		— (b)	0.03	0.92	0.28	(0.20)

Total from investment operations	0.36		0.38	0.05	0.91	0.35	0.06

Distributions to shareholders from net investment income	(0.57)		(0.09)	(0.21)	(0.49)	(0.11)	(0.26)

Net asset value, end of period	$10.25		$10.46	$10.17	$10.33	$9.91	$9.67

Total return(c)	3.43%		3.74%	0.49%	9.48%	3.80%	0.58%

Net assets, end of period (in 000s)	$612,239		$583,578	$573,866	$1,054,147	$736,643	$714,633

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.70%	0.67%	0.69%	0.72%	0.73%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.76%	0.77%	0.78%	0.78%

Ratio of net investment income (loss) to average net assets	4.60	%(e)	3.68%	0.23%	(0.09)%	0.73%	2.65%

Portfolio turnover rate(f)	62%		150%	61%	60%	70%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund

	Class P Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.46		$10.17	$10.33	$9.91	$9.66	$9.87

Net investment income (loss)(a)	0.24		0.38	0.04	(0.01)	0.08	0.20

Net realized and unrealized gain (loss)	0.12		— (b)	0.01	0.92	0.28	(0.15)

Total from investment operations	0.36		0.38	0.05	0.91	0.36	0.05

Distributions to shareholders from net investment income	(0.57)		(0.09)	(0.21)	(0.49)	(0.11)	(0.26)

Net asset value, end of period	$10.25		$10.46	$10.17	$10.33	$9.91	$9.66

Total return(c)	3.43%		3.75%	0.49%	9.47%	3.79%	0.59%

Net assets, end of period (in 000s)	$4,078,047		$4,080,082	$3,951,830	$3,037,227	$2,291,061	$3,190,855

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.70%	0.67%	0.69%	0.72%	0.72%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.76%	0.77%	0.78%	0.78%

Ratio of net investment income (loss) to average net assets	4.60	%(e)	3.67%	0.37%	(0.08)%	0.78%	2.07%

Portfolio turnover rate(f)	62%		150%	61%	60%	70%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Global Managed Beta	Institutional	Diversified

Strategic Factor Allocation	Institutional and P	Diversified

Strategic Volatility Premium	Institutional and P	Diversified

Tactical Tilt Overlay	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, LLC. (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 29, 2024, the Fund’s net assets were $4,710,233,794, of which, $579,155,747, or 12.3%, represented the Subsidiary’s net assets.

B. Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta Fund, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

64

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations and Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the valuation procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the valuation procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the valuation procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

66

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

67

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the valuation procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

68

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 29, 2024:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$193,043	$—	$—

Asia	881,589	24,226,095	—

Australia and Oceania	154,361	6,873,551	—

Europe	6,878,450	54,310,914	—

North America	217,214,097	399,784	591

Securities Lending Reinvestment Vehicle	8,623,125	—	—

Preferred Stocks	—	372,150	—

Exchange Traded Funds	2,430,674,036	—	—

Investment Company	211,835,802	—	—

Total	$2,876,454,503	$86,182,494	$591

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$9,796,108	$—

Futures Contracts(b)	41,536,381	—	—

Purchased Option Contracts	17,851,600	1,345,332	—

Total	$59,387,981	$11,141,440	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(796,378)	$—

Written Option Contracts	(3,169,899)	—	—

Total	$(3,169,899)	$(796,378)	$—

(a)  Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)  Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$553,677,155	$—	$—

Investment Company	1,575,563,640	—	—

Total	$2,129,240,795	$—	$—

69

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$12,660,972	$—

Futures Contracts(a)	67,136,015	—	—

Purchased Option Contracts	8,915,165	—	—

Total	$76,051,180	$12,660,972	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(11,107,899)	$—

Futures Contracts(a)	(629,235)	—	—

Written Option Contracts	(2,521,304)	—	—

Total	$(3,150,539)	$(11,107,899)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$152,632,989	$—	$—

Investment Company	259,580,713	—	—

Total	$412,213,702	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$90,399	$—	$—

Purchased Option Contracts	273,198	—	—

Total	$363,597	$—	$—

Liabilities

Written Option Contracts	$(120,175)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$566,891,792	$—	$—

Corporate Obligations	—	77,913,525	—

Agency Debentures	—	68,529,166	—

Securities Lending Reinvestment Vehicle	2,388,473	—	—

Exchange Traded Funds	85,890,560	—	—

Investment Companies	1,242,919,386	—	—

Short-term Investments	—	2,532,010,152	—

Total	$1,898,090,211	$2,678,452,843	$—

Derivative Type

Assets

Futures Contracts(a)	$6,070,093	$—	$—

Interest Rate Swap Contracts(a)	—	2,912,155	—

Purchased Option Contracts	7,673,050	10,838,370	—

Total	$13,743,143	$13,750,525	$—

Liabilities

Written Option Contracts	$(318,880)	$(5,257,534)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$11,141,440		Payable for unrealized loss on forward foreign currency exchange contracts	$(796,378)

Equity	Variation margin on futures contracts	41,536,381	(a)	Written options, at value	(3,169,898)

Interest rate	Purchased options, at value	17,851,600		—	—

Total		$70,529,421			$(3,966,276)

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$12,660,972		Payable for unrealized loss on forward foreign currency exchange contracts	$(11,107,899)

Equity	Variation margin on futures contracts; Purchased options, at value	63,627,905	(a)	Written options, at value	(473,210)

Interest rate	Variation margin on futures contracts; Purchased options, at value	12,423,275	(a)	Variation margin on futures contracts; Written options, at value	(2,677,329	)(a)

Total		$88,712,152			$(14,258,438)

Strategic Volatility Premium

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$113,604	(a)	Written options, at value	$(95,263)

Interest rate	Variation margin on futures contracts; Purchased options, at value	201,880	(a)	Written options, at value	(24,912)

Total		$315,484			$(120,175)

Tactical Tilt Overlay
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Purchased options, at value	$7,673,050		Written options, at value	$(318,880)

Currency	Purchased options, at value	2,400,735		Written options, at value	(71,841)

Equity	Variation margin on futures contracts	2,219,302	(a)	—	—

Interest rate	Variation margin on futures contracts; variation margin on swap contracts and purchased options, at value	15,200,581	(a)	Written options, at value	(5,185,693)

Total		$27,493,668			$(5,576,414)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules and Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements and Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

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4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements and Consolidated Statement of Operations:

Global Managed Beta

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased and written options	$ (918,339)	$5,587,665

Equity	Net realized gain (loss) from futures contracts, purchased and written options/ Net change in unrealized gain (loss) on futures contracts and written options	13,118,997	34,028,995

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(5,378,411)	(12,452,871)

Total		$ 6,822,247	$27,163,789

Strategic Factor Allocation

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (3,025,203)	$3,325,574

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	81,597,498	59,183,898

Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(4,382,649)	(4,130,347)

Total		$74,189,646	$58,379,125

Strategic Volatility Premium

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 223	$—

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	5,316,055	20,599

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(377,695)	(1,440,193)

Total		$ 4,938,583	$(1,419,594)

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts, written options and swap contracts/Net change in unrealized gain (loss) on swaps, written options and swap contracts	$ (1,921,097)	$(941,164)

Currency	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	6,856,508	947,379

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts and purchased options	7,719,354	9,859,294

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	1,144,880	(8,344,212)

Total		$13,799,645	$1,521,297

For the six months ended February 29, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta	3,807	$599,598,534	$—	421,140,892	$—	70,082	$—

Strategic Factor Allocation	17,746	747,807,646	—	10,112,200	—	4,633,650	—

Strategic Volatility Premium	3,010	—	—	862,883	—	1,206,450	—

Tactical Tilt Overlay	22,565	148,089,193	159,201,848	109,927,270	236,087,176	50,236,550	324,724,351

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Funds’ average daily net assets.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^

Global Managed Beta	0.30%	0.30%	0.30%	0.30%	0.30%	0.24%

Strategic Factor Allocation	0.75	0.68	0.64	0.62	0.74	0.64

Strategic Volatility Premium	0.50	0.45	0.43	0.42	0.50	0.31

Tactical Tilt Overlay	0.75	0.68	0.64	0.62	0.71	0.64(a)

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2024. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2024. For the six months ended February 29, 2024, GSAM waived $218,300 of the Strategic Volatility Premium Fund’s management fee.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invested in Goldman Sachs High Yield Floating Rate Fund and invests in Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2024, GSAM waived $822,818, $1,097,318, $202,072 and $1,971,319 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM also provides management services to the Tactical Tilt Overlay Fund’s Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Tactical Tilt Overlay Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 29, 2024, GSAM waived $1,179,606 of the Tactical Tilt Overlay Fund’s management fee.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2024 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta	$822,818	$ —	$822,818

Strategic Factor Allocation	1,097,318	—	1,097,318

Strategic Volatility Premium	420,372	9,428	429,800

Tactical Tilt Overlay	1,971,319	34,585	2,005,904

D. Line of Credit Facility — As of February 29, 2024, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2024, the Funds did not have any borrowings under the facility.

E. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs earned $111,189 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of February 29, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional

Strategic Volatility Premium	16%

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GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 29, 2024:

Global Managed Beta

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 2/29/24	Shares as of 2/29/24	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$30,171,571	$5,247,600	$—	$—	$1,530,704	$36,949,875	1,203,579	$439,734

Goldman Sachs Financial Square Government Fund — Institutional Shares	201,923,035	824,390,459	(814,477,692)	—	—	211,835,802	211,835,802	5,140,849

Goldman Sachs Market Beta International Equity ETF	380,586,474	84,993,383	(74,928,186)	2,421,600	34,328,260	427,401,531	7,739,963	2,730,794

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	—	435,243,384	(27,521,496)	536,504	36,201,306	444,459,698	9,711,018	8,228

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	—	418,012,066	(80,157,929)	1,610,839	16,349,365	355,814,341	8,053,469	10,686

Goldman Sachs MarketBeta U.S. Equity ETF	419,580,667	104,793,484	(102,888,449)	7,374,226	59,353,306	488,213,233	6,980,458	3,519,574

Total	$1,032,261,747	$1,872,680,376	$(1,099,973,752)	$11,943,169	$147,762,941	$1,964,674,480		$11,849,865

Strategic Factor Allocation

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Market Value as of 2/29/24	Shares as of 2/29/24	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,340,575,888	$1,806,768,167	$(1,571,780,415)	$1,575,563,640	1,575,563,640	$35,965,093

Strategic Volatility Premium

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Market Value as of 2/29/24	Shares as of 2/29/24	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$236,564,769	$389,929,558	$(366,913,614)	$259,580,713	259,580,713	$6,607,672

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tactical Tilt Overlay

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 2/29/24	Shares as of 2/29/24	Dividend Income	Capital Gain Distributions

Goldman Sachs Energy Infrastructure Fund — Class R6	$70,294,705	$2,054,056	$(44,837,479)	$24,707,613	$(24,377,199)	$27,841,696	2,418,914	$528,234	$1,525,821

Goldman Sachs Financial Square Government Fund — Institutional Shares	1,437,534,239	1,521,673,044	(1,747,928,351)	—	—	1,211,278,932	1,211,278,932	33,246,991	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	2,352,619	4,711,722	(3,639,452)	36,943	336,926	3,798,758	111,075	128,663	—

Total	$1,510,181,563	$1,528,438,822	$(1,796,405,282)	$24,744,556	$(24,040,273)	$1,242,919,386		$33,903,888	$1,525,821

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta	$—	$1,397,055,472	$—	$1,127,291,454

Tactical Tilt Overlay	408,878,718	86,628,374	310,891,815	122,210,894

For the six months ended February 29, 2024, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statement of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements and Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024.

Fund	Beginning Value as of August 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of February 29, 2024	Shares as of February 29, 2024

Global Managed Beta	$ 12,600	$60,968,441	$ (52,357,916)	$8,623,125	8,623,125

Tactical Tilt Overlay	4,647,500	99,937,609	(102,196,636)	2,388,473	2,388,473

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay

Capital loss carryforwards:

Perpetual Short-Term	$ (7,260,344)	$ (43,749,409)	$(12,030,598)	$(149,420,055)

Perpetual Long-Term	(14,149,747)	(65,636,837)	(18,045,899)	(29,869,323)

Total capital loss carryforwards	(21,410,091)	(109,386,246)	(30,076,497)	(179,289,378)

Timing differences (Post October Capital Loss Deferral/Late¬Year Ordinary Loss Deferral and Straddle Loss Deferral)	$(34,134,855)	$ (9,743,878)	$ —	$ (6,974,640)

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

8. TAX INFORMATION (continued)

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay

Tax Cost	$2,599,519,509	$2,149,226,386	$414,195,940	$4,568,474,271

Gross unrealized gain	422,440,277	16,619	4,432	46,948,004

Gross unrealized loss	(59,322,198)	(20,002,210)	(1,986,670)	(38,879,220)

Net unrealized gain (loss)	$363,118,079	$(19,985,591)	$ (1,982,238)	$8,068,784

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

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9. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund’s may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

9. OTHER RISKS (continued)

income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

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GOLDMAN SACHS ALLOCATION FUNDS

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Cheryl K. Beebe, John G. Chou, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. Messrs. Chou and Wirth and Ms. Dowling were serving as Trustees of the Trust at the time of their nominations. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees (except Messrs. Chou and Wirth and Ms. Dowling) was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024. Each of Messrs. Chou and Wirth and Ms. Dowling was also elected at the meeting and continue to serve as Trustees of the Trust.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements and Consolidated Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	60,917,839	$830,242,874	78,875,852	$1,025,111,264

Reinvestment of distributions	3,816,836	54,313,580	8,323,215	99,961,817

Shares redeemed	(42,142,901)	(590,164,584)	(30,131,088)	(393,640,885)

	22,591,774	294,391,870	57,067,979	731,432,196

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GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Factor Allocation Fund

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	17,770	$196,531	321,256	$3,353,859

Reinvestment of distributions	44,048	489,815	27,194	275,278

Shares redeemed	(172,953)	(1,931,384)	(196,484)	(2,032,399)

	(111,135)	(1,245,038)	151,966	1,596,738

Class R6 Shares(a)

Reinvestment of distributions	—	—	25	249

Shares redeemed	—	—	(1,244)	(13,478)

	—	—	(1,219)	(13,229)

Class P Shares

Shares sold	12,375,333	136,111,700	77,593,313	795,595,888

Reinvestment of distributions	6,568,102	72,117,761	3,995,736	39,916,205

Shares redeemed	(23,655,143)	(256,559,473)	(78,264,954)	(798,426,744)

	(4,711,708)	(48,330,012)	3,324,095	37,085,349

NET INCREASE (DECREASE)	(4,822,843)	$(49,575,050)	3,474,842	$38,668,858

(a) At the close of business on July 14, 2023, Class R6 Shares of the Strategic Factor Allocation Fund were liquidated.

	Strategic Volatility Premium Fund

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	8,035	$77,377	13,266	$127,237

Reinvestment of distributions	1,170	11,216	245	2,343

Shares redeemed	(10,546)	(102,011)	(11,483)	(110,191)

	(1,341)	(13,418)	2,028	19,389

Class P Shares

Shares sold	3,034,306	29,390,444	20,118,341	193,655,213

Reinvestment of distributions	1,919,469	18,407,711	386,903	3,702,660

Shares redeemed	(5,828,510)	(56,395,789)	(27,792,106)	(267,078,922)

	(874,735)	(8,597,634)	(7,286,862)	(69,721,049)

NET DECREASE	(876,076)	$(8,611,052)	(7,284,834)	$(69,701,660)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tactical Tilt Overlay Fund

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	126,547	$1,362,924	1,135,526	$12,100,469

Reinvestment of distributions	116,399	1,239,651	17,716	188,140

Shares redeemed	(837,320)	(9,029,916)	(733,042)	(7,837,585)

	(594,374)	(6,427,341)	420,200	4,451,024

Class R6 Shares

Shares sold	6,610,733	68,963,000	10,251,194	106,266,000

Reinvestment of distributions	2,957,734	30,435,080	457,566	4,703,786

Shares redeemed	(5,607,592)	(58,419,611)	(11,347,385)	(116,175,121)

	3,960,875	40,978,469	(638,625)	(5,205,335)

Class P Shares

Shares sold	30,854,568	321,015,346	64,343,749	664,723,341

Reinvestment of distributions	21,075,070	216,862,467	3,422,970	35,188,129

Shares redeemed	(43,978,730)	(457,834,328)	(66,277,795)	(683,437,254)

	7,950,908	80,043,485	1,488,924	16,474,216

NET INCREASE	11,317,409	$114,594,613	1,270,499	$15,719,905

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GOLDMAN SACHS ALLOCATION FUNDS

Fund Expenses — Six Month Period Ended February 29, 2024 (Unaudited)

As a shareholder of Institutional, Class R6 and Class P Shares of a Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class R6 and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days of a 366-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Managed Beta Fund				Strategic Factor Allocation Fund				Strategic Volatility Premium Fund				Tactical Tilt Overlay Fund
Share Class	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24		Expenses Paid for the 6 months ended 2/29/24*

Institutional

Actual	$1,000.00	$1,107.00		$1.49	$1,000.00	$1,087.00		$3.67	$1,000.00	$1,032.30		$2.08	$1,000.00	$1,034.00		$3.70
Hypothetical 5% return	1,000.00	1,023.50	+	1.43	1,000.00	1,021.30	+	3.56	1,000.00	1,022.80	+	2.07	1,000.00	1,021.20	+	3.67

Class R6

Actual	—	—		—	—	—		—	—	—		—	1,000.00	1,034.30		3.65
Hypothetical 5% return	—	—		—	—	—		—	—	—		—	1,000.00	1,021.30	+	3.62

Class P

Actual	—	—		—	1,000.00	1,086.30		3.62	1,000.00	1,032.50		2.03	1,000.00	1,034.30		3.65
Hypothetical 5% return	—	—		—	1,000.00	1,021.40	+	3.51	1,000.00	1,022.90	+	2.02	1,000.00	1,021.30	+	3.62

*

Expenses are calculated using each Fund’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta	0.28%	—%	—%
Strategic Factor Allocation	0.71	—	0.70
Strategic Volatility Premium	0.41	—	0.40
Tactical Tilt Overlay	0.73	0.72	0.72

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Trust (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham and Lawrence W. Stranghoener were elected to the Trust’s Board of Trustees. In addition, at the Meeting, John G. Chou, Eileen H. Dowling and Paul C. Wirth, each of whom was previously appointed to the Trust’s Board of Trustees rather than elected by shareholders, were elected. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal

Election of Trustees	For	Withheld

Cheryl K. Beebe	169,452,067,796	5,900,273,020

John G. Chou	173,279,757,273	2,072,583,543

Eileen H. Dowling	173,287,456,218	2,064,884,598

Lawrence Hughes	173,486,691,901	1,865,648,915

John F. Killian	173,511,167,174	1,841,173,642

Steven D. Krichmar	173,484,256,228	1,868,084,588

Michael Latham	173,498,020,286	1,854,320,530

Lawrence W. Stranghoener	173,455,949,165	1,896,391,651

Paul C. Wirth	173,324,070,424	2,028,270,391

88

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund

∎ Dynamic Municipal Income

 Fund

∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund[5]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[6]
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund[7]
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on October 31, 2023, the Goldman Sachs Local Emerging Markets Debt Fund was renamed the Goldman Sachs Emerging Markets Credit Fund.
[5]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[6]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[7]	Effective after the close of business on September 22, 2023, the Goldman Sachs Multi-Manager Alternatives Fund was renamed the Goldman Sachs Multi-Strategy Alternatives Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn more about our exchange-traded funds.

TRUSTEES
Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth
OFFICERS
James A. McNamara, President
Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer
Robert Griffith, Secretary
GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282
Neither MSCI nor any other party involved in or related to compiling, computing, or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that a Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.
The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).
Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.
Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).
© 2024 Goldman Sachs. All rights reserved. 365394-OTU-2008636 ALLOCATESAR-24

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 30, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	April 30, 2024